UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04041

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

(Exact name of registrant as specified in charter)

One Congress Street

Boston, Massachusetts 02114

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Congress Street Boston, Massachusetts 02114	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Report to Shareholders.

(a)	The Report to Shareholders is attached herewith.

State Street Income V.I.S. Fund

Class 1: SSIMX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Income V.I.S. Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$81	1.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$7,797,779
  Number of Portfolio Holdings831
  Portfolio Turnover Rate25%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
U.S. Treasuries	29.5%
Agency Mortgage Backed	24.8%
Corporate Notes	23.0%
Short-Term Investments	19.2%
Non-Agency Collateralized Mortgage Obligations	13.5%
Agency Collateralized Mortgage Obligations	1.2%
Municipal Bonds and Notes	0.2%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Notes, 4.25%, due 11/15/34	7.2%
Uniform Mortgage-Backed Security, TBA, 6.00%, due 07/01/56	4.2%
U.S. Treasury Notes, 4.25%, due 08/15/35	3.7%
Uniform Mortgage-Backed Security, TBA, 2.50%, due 07/01/56	3.5%
U.S. Treasury Notes, 3.88%, due 08/15/33	3.0%
U.S. Treasury Notes, 3.63%, due 12/31/30	3.0%
U.S. Treasury Bonds, 4.75%, due 08/15/55	2.4%
Uniform Mortgage-Backed Security, TBA, 3.00%, due 07/01/56	2.3%
U.S. Treasury Bonds, 3.00%, due 08/15/48	2.3%
Federal National Mortgage Association, 2.50%, due 03/01/51	2.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSIMX

State Street Premier Growth Equity V.I.S. Fund

Class 1: SPGSX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Premier Growth Equity V.I.S. Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$46	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$33,548,191
  Number of Portfolio Holdings40
  Portfolio Turnover Rate15%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	26.0%
Interactive Media & Services	16.3%
Software	11.2%
Pharmaceuticals	4.8%
Exchange Traded & Mutual Funds	4.8%
Financial Services	4.5%
Technology Hardware, Storage & Peripherals	2.7%
Broadline Retail	2.5%
Capital Markets	2.3%
Electrical Equipment	2.2%

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	14.2%
Alphabet, Inc., Class C	7.4%
Microsoft Corp.	6.9%
Broadcom, Inc.	4.9%
Alphabet, Inc., Class A	4.7%
Meta Platforms, Inc., Class A	4.1%
Eli Lilly & Co.	3.9%
Advanced Micro Devices, Inc.	3.6%
Applied Materials, Inc.	3.3%
Visa, Inc., Class A	2.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SPGSX

State Street Real Estate Securities V.I.S. Fund

Class 1: SSRSX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Real Estate Securities V.I.S. Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$67	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$20,678,366
  Number of Portfolio Holdings55
  Portfolio Turnover Rate22%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Specialized REITs	25.9%
Health Care REITs	21.5%
Retail REITs	18.8%
Residential REITs	13.9%
Industrial REITs	12.4%
Office REITs	3.5%
Hotel & Resort REITs	2.9%
Diversified REITs	0.5%

Top Ten Holdings

Table Summary
Holdings	%
Welltower, Inc.	10.2%
Equinix, Inc.	8.3%
Prologis, Inc.	6.2%
Ventas, Inc.	4.9%
Digital Realty Trust, Inc.	4.8%
Simon Property Group, Inc.	3.5%
Public Storage	3.2%
First Industrial Realty Trust, Inc.	3.2%
Extra Space Storage, Inc.	3.0%
Iron Mountain, Inc.	3.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSRSX

State Street S&P 500 Index V.I.S. Fund

Class 1: SSSPX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street S&P 500 Index V.I.S. Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$211,517,289
  Number of Portfolio Holdings506
  Portfolio Turnover Rate1%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	19.0%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	7.7%
Software	7.4%
Broadline Retail	3.7%
Banks	3.4%
Pharmaceuticals	3.4%
Financial Services	3.3%
Capital Markets	2.9%
Oil, Gas & Consumable Fuels	2.7%

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	7.5%
Apple, Inc.	6.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSSPX

State Street Small-Cap Equity V.I.S. Fund

Class 1: SSSEX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Small-Cap Equity V.I.S. Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$73	1.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$23,742,375
  Number of Portfolio Holdings349
  Portfolio Turnover Rate24%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Banks	9.8%
Machinery	7.5%
Building Products	5.4%
Electronic Equipment, Instruments & Components	4.3%
Software	4.1%
Commercial Services & Supplies	3.9%
Specialty Retail	3.7%
Health Care Equipment & Supplies	3.5%
Semiconductors & Semiconductor Equipment	3.4%
Health Care Providers & Services	3.3%

Top Ten Holdings

Table Summary
Holdings	%
MSA Safety, Inc.	1.5%
CSW Industrials, Inc.	1.3%
Dorman Products, Inc.	1.3%
Enerpac Tool Group Corp.	1.3%
Extreme Networks, Inc.	1.3%
Louisiana-Pacific Corp.	1.1%
Applied Industrial Technologies, Inc.	1.0%
Boot Barn Holdings, Inc.	1.0%
IDACORP, Inc.	1.0%
Murphy USA, Inc.	1.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSSEX

State Street Total Return V.I.S. Fund

Class 1: SSTIX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Total Return V.I.S. Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$32	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$1,084,575,844
  Number of Portfolio Holdings4,727
  Portfolio Turnover Rate32%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Common Stock	64.1%
Exchange Traded & Mutual Funds	34.6%
Short-Term Investments	1.0%
Preferred Stock	0.2%

Top Ten Holdings

Table Summary
Holdings	%
State Street SPDR Portfolio Aggregate Bond ETF	10.2%
State Street SPDR Bloomberg High Yield Bond ETF	9.2%
State Street SPDR Portfolio TIPS ETF	5.1%
State Street SPDR Portfolio Long Term Treasury ETF	3.6%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	3.6%
State Street SPDR Portfolio Long Term Corporate Bond ETF	3.1%
NVIDIA Corp.	2.4%
Apple, Inc.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Microsoft Corp.	1.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSTIX

State Street Total Return V.I.S. Fund

Class 3: SSTTX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Total Return V.I.S. Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$44	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$1,084,575,844
  Number of Portfolio Holdings4,727
  Portfolio Turnover Rate32%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Common Stock	64.1%
Exchange Traded & Mutual Funds	34.6%
Short-Term Investments	1.0%
Preferred Stock	0.2%

Top Ten Holdings

Table Summary
Holdings	%
State Street SPDR Portfolio Aggregate Bond ETF	10.2%
State Street SPDR Bloomberg High Yield Bond ETF	9.2%
State Street SPDR Portfolio TIPS ETF	5.1%
State Street SPDR Portfolio Long Term Treasury ETF	3.6%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	3.6%
State Street SPDR Portfolio Long Term Corporate Bond ETF	3.1%
NVIDIA Corp.	2.4%
Apple, Inc.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Microsoft Corp.	1.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSTTX

State Street U.S. Equity V.I.S. Fund

Class 1: SSUSX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street U.S. Equity V.I.S. Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$19,309,720
  Number of Portfolio Holdings99
  Portfolio Turnover Rate19%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	21.7%
Interactive Media & Services	9.6%
Software	7.3%
Technology Hardware, Storage & Peripherals	5.9%
Broadline Retail	4.7%
Banks	4.2%
Pharmaceuticals	4.1%
Financial Services	3.6%
Machinery	2.9%
Capital Markets	2.8%

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	9.2%
Alphabet, Inc., Class A	6.0%
Apple, Inc.	5.3%
Microsoft Corp.	5.1%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.5%
Advanced Micro Devices, Inc.	3.1%
Meta Platforms, Inc., Class A	2.7%
Applied Materials, Inc.	2.6%
JPMorgan Chase & Co.	2.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSUSX

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Other Information
June 30, 2026

State Street V.I.S. Funds
State Street Income V.I.S. Fund
State Street Premier Growth Equity V.I.S. Fund
State Street Real Estate Securities V.I.S. Fund
State Street Small-Cap Equity V.I.S. Fund
State Street S&P 500 Index V.I.S. Fund
State Street Total Return V.I.S. Fund
State Street U.S. Equity V.I.S. Fund

State Street Variable Insurance Series Funds, Inc.
Semi-Annual Financial Statements and Other Information
June 30, 2026 (Unaudited)
Table of Contents
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Funds available for investments thereunder.

[This page intentionally left blank]

State Street Income V.I.S. Fund
Schedule of Investments — June 30, 2026 (Unaudited)

	Principal Amount	Fair Value
Bonds and Notes - 92.2% †
U.S. Treasuries - 29.5%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$67,000	$43,717
3.00%, 08/15/48 (a)	241,000	176,570
4.13%, 08/15/53 (a)	171,000	149,385
4.38%, 08/15/43 (a)	77,000	72,416
4.75%, 08/15/55 (a)	196,000	190,242
U.S. Treasury Notes
3.50%, 04/30/28 - 12/15/28 (a)	204,000	201,111
3.63%, 12/31/30 (a)	237,000	231,427
3.88%, 04/30/30 - 08/15/33 (a)	398,000	388,789
4.25%, 11/15/34 - 08/15/35 (a)	859,000	849,811
		2,303,468
Agency Mortgage Backed - 24.8%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49	230,987	207,311
4.50%, 06/01/33 - 02/01/35	575	571
5.00%, 07/01/35	8,977	9,058
5.50%, 01/01/38	8,029	8,245
6.00%, 04/01/29 - 11/01/37	25,652	26,534
6.50%, 02/01/29	6	6
7.00%, 12/01/29 - 08/01/36	6,060	6,376
7.50%, 01/01/30 - 09/01/33	862	877
8.00%, 11/01/30	1,318	1,346
8.50%, 04/01/30	1,044	1,103
Federal National Mortgage Association
2.50%, 03/01/51	191,829	160,365
3.00%, 03/01/50	41,759	36,868
3.50%, 08/01/45 - 01/01/48	77,545	71,750
4.00%, 01/01/41 - 01/01/50	115,040	109,765
4.50%, 07/01/33 - 12/01/48	46,373	45,467
5.00%, 03/01/34 - 08/01/35	8,742	8,806
5.50%, 12/01/32 - 01/01/39	37,220	38,006
6.00%, 02/01/33 - 07/01/35	38,339	39,590
6.50%, 01/01/29 - 08/01/34	4,730	4,928
7.00%, 10/01/32 - 12/01/33	1,404	1,482
7.50%, 06/01/29 - 03/01/33	2,284	2,331
8.00%, 09/01/30 - 10/01/31	224	225
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
5.72%, 04/01/37 (b)	126	128
	Principal Amount	Fair Value
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45	$184,934	$168,000
3.50%, 08/20/48	32,637	30,018
4.00%, 01/20/41 - 04/20/43	31,837	30,604
4.50%, 08/15/33 - 03/20/41	22,068	21,875
6.00%, 04/15/27 - 04/15/34	24,234	24,940
6.50%, 08/15/32 - 08/15/34	9,384	9,681
7.00%, 01/15/28 - 08/15/36	3,058	3,089
Government National Mortgage Association REMICS 30 day USD SOFR Average - 5.85%
2.24%, 05/20/64 (b)(c)	99,011	3,187
Uniform Mortgage-Backed Security, TBA
2.00%, 07/01/56 (d)	101,790	81,243
2.50%, 07/01/56 (d)	322,009	269,024
3.00%, 07/01/56 (d)	208,270	181,626
6.00%, 07/01/56 (d)	318,280	325,117
		1,929,542
Agency Collateralized Mortgage Obligations - 1.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29	55,000	52,002
4.05%, 09/25/28 (b)	31,000	30,706
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (c)	3,564	461
7.50%, 07/15/27 (c)	48	1
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (e)	8	8
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.09%, 09/25/43 (b)(c)	181,137	519
Federal National Mortgage Association Interest STRIPS
0.01%, 12/25/34 (e)	3,557	2,935
4.50%, 08/25/35 - 01/25/36 (c)	3,814	438
5.00%, 03/25/38 - 05/25/38 (c)	2,593	381
5.50%, 12/25/33 (c)	1,123	155
6.00%, 01/25/35 (c)	2,031	299
Federal National Mortgage Association REMICS
1.15%, 12/25/42 (b)(c)	8,514	227
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	1

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
5.00%, 09/25/40 (c)	$948	$88
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 5.89%
2.26%, 07/25/38 (b)(c)	1,654	131
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 6.44%
2.81%, 11/25/41 (b)(c)	76,312	8,536
		96,887
Corporate Notes - 23.0%
Abbott Laboratories
3.75%, 11/30/26 (a)	2,000	1,998
4.90%, 11/30/46 (a)	3,000	2,758
AbbVie, Inc.
3.20%, 11/21/29 (a)	3,000	2,873
4.40%, 11/06/42 (a)	2,000	1,760
4.63%, 10/01/42 (a)	2,000	1,811
4.88%, 11/14/48 (a)	3,000	2,698
5.05%, 03/15/34 (a)	2,000	2,021
5.40%, 03/15/54 (a)	3,000	2,884
5.50%, 03/15/64 (a)	3,000	2,886
Advanced Micro Devices, Inc.
4.39%, 06/01/52	3,000	2,516
AEP Texas, Inc.
3.45%, 05/15/51 (a)	3,000	2,022
5.70%, 05/15/34 (a)	4,000	4,128
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	3,000	2,868
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	3,000	2,446
2.95%, 03/15/34 (a)	3,000	2,546
4.70%, 07/01/30 (a)	3,000	2,968
Allstate Corp.
4.20%, 12/15/46 (a)	2,000	1,622
Allstate Corp. (6.85% fixed rate until 07/30/26; 3.20% + 3 mo. Term SOFR thereafter)
6.85%, 08/15/53 (a)(b)	6,000	6,007
Alphabet, Inc.
4.10%, 11/15/30 (a)	5,000	4,921
4.50%, 05/15/35 (a)	3,000	2,927
Altria Group, Inc.
3.40%, 02/04/41 (a)	2,000	1,529
4.00%, 02/04/61 (a)	2,000	1,393
	Principal Amount	Fair Value
4.25%, 08/09/42 (a)	$2,000	$1,648
4.45%, 05/06/50 (a)	3,000	2,369
4.50%, 05/02/43 (a)	3,000	2,519
Amazon.com, Inc.
1.50%, 06/03/30 (a)	2,000	1,786
2.50%, 06/03/50 (a)	3,000	1,738
2.70%, 06/03/60 (a)	3,000	1,626
2.88%, 05/12/41 (a)	2,000	1,481
3.15%, 08/22/27 (a)	2,000	1,976
3.25%, 05/12/61 (a)	3,000	1,846
4.05%, 08/22/47 (a)	3,000	2,377
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	3,000	2,757
3.25%, 03/01/50 (a)	3,000	2,026
American Honda Finance Corp.
5.85%, 10/04/30 (a)	8,000	8,295
American Tower Corp.
1.50%, 01/31/28 (a)	2,000	1,906
2.90%, 01/15/30 (a)	2,000	1,879
3.70%, 10/15/49 (a)	3,000	2,182
American Water Capital Corp.
2.95%, 09/01/27 (a)	5,000	4,923
5.45%, 03/01/54 (a)	5,000	4,788
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	3,000	2,916
Amgen, Inc.
2.45%, 02/21/30 (a)	2,000	1,854
3.00%, 01/15/52 (a)	2,000	1,286
3.15%, 02/21/40 (a)	3,000	2,339
5.60%, 03/02/43 (a)	3,000	2,982
5.65%, 03/02/53 (a)	3,000	2,920
5.75%, 03/02/63 (a)	3,000	2,909
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	7,000	6,813
4.90%, 02/01/46 (a)	6,000	5,467
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/49	2,000	1,967
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	2,000	1,235
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	3,000	3,078
See Notes to Schedule of Investments and Notes to Financial Statements.

2	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Apollo Management Holdings LP
2.65%, 06/05/30 (f)	$2,000	$1,843
Apple, Inc.
2.65%, 02/08/51 (a)	2,000	1,215
2.80%, 02/08/61 (a)	2,000	1,143
3.45%, 02/09/45 (a)	2,000	1,520
4.85%, 05/10/53 (a)	2,000	1,835
Applied Materials, Inc.
4.35%, 04/01/47	2,000	1,710
ArcelorMittal SA
6.00%, 06/17/34 (a)	3,000	3,136
6.80%, 11/29/32 (a)	2,000	2,196
Archer-Daniels-Midland Co.
2.50%, 08/11/26	2,000	1,996
ARES Capital Corp.
2.88%, 06/15/28 (a)	3,000	2,870
Arthur J Gallagher & Co.
3.50%, 05/20/51	3,000	2,064
Ascension Health
4.85%, 11/15/53 (a)	6,000	5,394
AstraZeneca Finance LLC
1.75%, 05/28/28 (a)	3,000	2,860
5.00%, 02/26/34 (a)	2,000	2,019
AstraZeneca PLC
3.00%, 05/28/51 (a)	3,000	2,008
4.00%, 01/17/29 (a)	3,000	2,972
4.38%, 08/17/48 (a)	2,000	1,724
AT&T, Inc.
2.75%, 06/01/31 (a)	5,000	4,547
4.35%, 03/01/29 (a)	2,000	1,987
4.50%, 05/15/35 (a)	3,000	2,827
4.55%, 03/09/49 (a)	2,000	1,606
4.75%, 05/15/46 (a)	2,000	1,684
5.40%, 02/15/34 (a)	2,000	2,028
Athene Global Funding
5.13%, 06/01/29 (a)(f)	5,000	5,008
Athene Holding Ltd.
4.13%, 01/12/28 (a)	2,000	1,981
6.15%, 04/03/30 (a)	3,000	3,107
Atmos Energy Corp.
6.20%, 11/15/53 (a)	3,000	3,185
AutoNation, Inc.
5.89%, 03/15/35 (a)	3,000	3,061
Bank of America Corp.
3.25%, 10/21/27 (a)	3,000	2,964
4.18%, 11/25/27 (a)	2,000	1,991
4.25%, 10/22/26 (a)	2,000	1,999
	Principal Amount	Fair Value
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	$3,000	$2,856
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71%, 04/24/28 (a)(b)	2,000	1,987
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(b)	3,000	3,040
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47%, 01/23/35 (a)(b)	2,000	2,040
Bank of Nova Scotia (6.58% fixed rate until 10/12/26; 2.91% + 3 mo. Term SOFR thereafter)
6.58%, 10/12/26 (a)(b)	5,000	4,974
BAT Capital Corp.
2.73%, 03/25/31 (a)	2,000	1,826
4.39%, 08/15/37 (a)	3,000	2,743
4.54%, 08/15/47 (a)	2,000	1,651
4.63%, 03/22/33 (a)	5,000	4,893
5.83%, 02/20/31 (a)	3,000	3,125
Baxter International, Inc.
1.92%, 02/01/27 (a)	2,000	1,968
4.90%, 12/15/30 (a)	4,000	3,966
5.65%, 12/15/35 (a)	2,000	1,983
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	4,000	3,973
4.69%, 12/15/44 (a)	2,000	1,759
5.11%, 02/08/34 (a)	5,000	5,013
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	2,000	1,958
3.70%, 07/15/30 (a)	3,000	2,897
3.80%, 07/15/48 (a)	3,000	2,261
4.25%, 10/15/50 (a)	2,000	1,595
6.13%, 04/01/36 (a)	3,000	3,199
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	2,000	1,269
4.25%, 01/15/49 (a)	2,000	1,646
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	8,000	7,983
Block Financial LLC
2.50%, 07/15/28 (a)	3,000	2,859
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	3

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
3.88%, 08/15/30 (a)	$3,000	$2,849
Boardwalk Pipelines LP
4.80%, 05/03/29	2,000	2,002
Boeing Co.
2.70%, 02/01/27 (a)	2,000	1,980
2.95%, 02/01/30 (a)	2,000	1,881
3.25%, 03/01/28 (a)	3,000	2,938
3.75%, 02/01/50 (a)	2,000	1,460
5.04%, 05/01/27 (a)	3,000	3,008
5.15%, 05/01/30 (a)	3,000	3,036
5.81%, 05/01/50 (a)	2,000	1,975
Boston Properties LP
3.40%, 06/21/29 (a)	3,000	2,884
BP Capital Markets America, Inc.
3.00%, 02/24/50	3,000	1,946
3.38%, 02/08/61	3,000	1,933
4.81%, 02/13/33 (a)	3,000	2,980
5.23%, 11/17/34 (a)	7,000	7,092
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88%, 03/22/30 (a)(b)	4,000	3,946
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	2,000	1,759
2.35%, 11/13/40 (a)	2,000	1,401
4.13%, 06/15/39 (a)	3,000	2,676
4.25%, 10/26/49 (a)	3,000	2,437
4.55%, 02/20/48 (a)	2,000	1,710
5.20%, 02/22/34 (a)	3,000	3,060
Brixmor Operating Partnership LP
2.25%, 04/01/28	2,000	1,922
Broadcom, Inc.
3.14%, 11/15/35 (a)(f)	3,000	2,545
3.42%, 04/15/33 (a)	3,000	2,734
3.47%, 04/15/34 (a)	2,000	1,795
4.15%, 11/15/30 (a)	2,000	1,957
4.30%, 11/15/32 (a)	2,000	1,937
Brown-Forman Corp.
4.00%, 04/15/38	2,000	1,782
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	3,000	2,974
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	2,000	1,616
4.55%, 09/01/44 (a)	3,000	2,645
	Principal Amount	Fair Value
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	$3,000	$2,984
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	3,000	2,969
3.50%, 05/01/50	3,000	2,138
Carlisle Cos., Inc.
2.20%, 03/01/32	3,000	2,587
Carrier Global Corp.
2.72%, 02/15/30	3,000	2,805
CBRE Services, Inc.
4.90%, 01/15/33 (a)	10,000	9,853
Centene Corp.
2.45%, 07/15/28 (a)	17,000	16,149
Charles Schwab Corp.
2.45%, 03/03/27 (a)	9,000	8,891
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00%, 12/01/30 (a)(b)	5,000	4,689
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(b)	5,000	5,096
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14%, 08/24/34 (a)(b)	3,000	3,188
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	2,000	1,398
3.70%, 04/01/51 (a)	2,000	1,242
4.80%, 03/01/50 (a)	3,000	2,237
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)	3,000	3,078
Chevron USA, Inc.
3.85%, 01/15/28	2,000	1,987
Chubb INA Holdings LLC
4.35%, 11/03/45	2,000	1,717
Church & Dwight Co., Inc.
2.30%, 12/15/31	3,000	2,653
Cigna Group
2.40%, 03/15/30 (a)	3,000	2,771
3.40%, 03/01/27 (a)	5,000	4,971
4.38%, 10/15/28 (a)	3,000	2,987
Cisco Systems, Inc.
5.30%, 02/26/54 (a)	2,000	1,891
See Notes to Schedule of Investments and Notes to Financial Statements.

4	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
5.35%, 02/26/64 (a)	$2,000	$1,869
5.90%, 02/15/39 (a)	3,000	3,178
Citigroup, Inc.
4.45%, 09/29/27 (a)	3,000	2,996
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	3,000	2,834
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88%, 01/24/39 (a)(b)	3,000	2,610
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (f)	2,000	1,966
Clorox Co.
1.80%, 05/15/30	2,000	1,791
CME Group, Inc.
3.75%, 06/15/28	2,000	1,980
CMS Energy Corp.
4.88%, 03/01/44	2,000	1,776
Coca-Cola Co.
2.60%, 06/01/50 (a)	3,000	1,841
2.75%, 06/01/60 (a)	3,000	1,739
Comcast Corp.
3.20%, 07/15/36 (a)	3,000	2,489
3.25%, 11/01/39 (a)	3,000	2,287
3.97%, 11/01/47 (a)	3,000	2,158
5.17%, 01/15/37 (a)(f)	3,000	2,880
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	3,000	2,841
ConocoPhillips Co.
5.55%, 03/15/54 (a)	3,000	2,901
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	3,000	2,865
3.88%, 06/15/47 (a)	2,000	1,536
3.95%, 04/01/50 (a)	3,000	2,332
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	2,000	1,912
4.50%, 05/09/47 (a)	2,000	1,669
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	3,000	3,220
Continental Resources, Inc.
2.88%, 04/01/32 (f)	3,000	2,638
COPT Defense Properties LP
2.00%, 01/15/29	3,000	2,806
2.75%, 04/15/31 (a)	5,000	4,532
	Principal Amount	Fair Value
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	$6,000	$5,630
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (a)	32,000	30,519
Crown Castle, Inc.
2.90%, 03/15/27 (a)	3,000	2,964
CSL Finance PLC
4.25%, 04/27/32 (f)	2,000	1,922
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	5,000	4,200
CubeSmart LP
4.38%, 02/15/29 (a)	3,000	2,976
CVS Health Corp.
3.00%, 08/15/26 (a)	2,000	1,996
3.63%, 04/01/27 (a)	3,000	2,981
3.75%, 04/01/30 (a)	3,000	2,901
4.78%, 03/25/38 (a)	3,000	2,812
5.13%, 07/20/45 (a)	2,000	1,811
5.30%, 12/05/43	2,000	1,867
6.05%, 06/01/54 (a)	2,000	1,999
CVS Health Corp. (6.75% fixed rate until 09/10/34; 2.52% + 5 yr. CMT thereafter)
6.75%, 12/10/54 (a)(b)	3,000	3,124
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00%, 03/10/55 (a)(b)	2,000	2,075
Devon Energy Corp.
5.60%, 03/15/34 (a)(f)	5,000	5,126
5.90%, 02/15/55 (a)(f)	3,000	2,957
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	2,000	1,875
3.25%, 11/15/39 (a)	3,000	2,409
3.40%, 11/15/49 (a)	3,000	2,124
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	2,000	1,860
5.40%, 04/18/34 (a)	3,000	3,042
Dick's Sporting Goods, Inc.
4.10%, 01/15/52 (a)	4,000	2,909
Digital Realty Trust LP
3.60%, 07/01/29	2,000	1,938
Discovery Communications LLC
3.95%, 03/20/28 (a)	2,000	1,973
5.00%, 09/20/37 (a)	3,000	2,355
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	5

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Discovery Global Holdings, Inc.
3.76%, 03/15/27 (a)	$8,000	$7,945
4.28%, 03/15/32 (a)	10,000	8,961
Dollar General Corp.
3.50%, 04/03/30 (a)	2,000	1,908
4.13%, 04/03/50 (a)	2,000	1,559
Dominion Energy, Inc.
3.38%, 04/01/30	2,000	1,910
Dover Corp.
2.95%, 11/04/29 (a)	3,000	2,845
Dow Chemical Co.
2.10%, 11/15/30 (a)	3,000	2,649
4.25%, 10/01/34 (a)	3,000	2,726
5.15%, 02/15/34 (a)	3,000	2,942
6.30%, 03/15/33 (a)	3,000	3,152
Dr. Horton, Inc.
5.50%, 10/15/35 (a)	3,000	3,062
DTE Energy Co.
2.85%, 10/01/26 (a)	4,000	3,985
Duke Energy Carolinas LLC
3.95%, 03/15/48	3,000	2,339
Duke Energy Corp.
2.55%, 06/15/31 (a)	2,000	1,804
3.30%, 06/15/41 (a)	2,000	1,524
3.50%, 06/15/51 (a)	2,000	1,363
3.75%, 09/01/46 (a)	3,000	2,240
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	6,000	4,944
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (f)	2,000	1,976
Eastman Chemical Co.
4.65%, 10/15/44	2,000	1,710
Eaton Corp.
3.10%, 09/15/27	2,000	1,973
Electronic Arts, Inc.
1.85%, 02/15/31	3,000	2,771
Elevance Health, Inc.
2.88%, 09/15/29 (a)	3,000	2,839
3.60%, 03/15/51 (a)	3,000	2,125
3.70%, 09/15/49 (a)	3,000	2,176
5.65%, 06/15/54 (a)	3,000	2,885
Eli Lilly & Co.
5.00%, 02/09/54 (a)	3,000	2,769
5.10%, 02/09/64 (a)	3,000	2,741
Emera U.S. Finance LP
2.64%, 06/15/31	3,000	2,696
Emerson Electric Co.
1.80%, 10/15/27 (a)	2,000	1,939
	Principal Amount	Fair Value
2.75%, 10/15/50 (a)	$2,000	$1,264
Enbridge, Inc.
1.60%, 10/04/26 (a)	3,000	2,980
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75%, 07/15/80 (a)(b)	6,000	6,030
Energy Transfer LP
5.30%, 04/01/44	3,000	2,740
5.30%, 04/15/47 (a)	2,000	1,793
5.35%, 05/15/45	2,000	1,819
5.75%, 02/15/33 (a)	3,000	3,106
6.10%, 12/01/28 (a)	3,000	3,094
6.40%, 12/01/30 (a)	3,000	3,175
6.50%, 02/01/42 (a)	2,000	2,113
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	5,000	4,100
4.85%, 01/31/34 (a)	6,000	5,949
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.29% + 3 mo. Term SOFR thereafter)
5.25%, 08/16/77 (a)(b)	3,000	2,988
EOG Resources, Inc.
5.10%, 01/15/36	2,000	1,990
Equinix, Inc.
2.15%, 07/15/30	2,000	1,803
ERP Operating LP
4.50%, 07/01/44 (a)	5,000	4,378
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	3,000	1,871
Eversource Energy
3.45%, 01/15/50	3,000	2,081
Exelon Corp.
4.05%, 04/15/30 (a)	3,000	2,929
4.45%, 04/15/46 (a)	3,000	2,494
4.70%, 04/15/50 (a)	2,000	1,682
5.60%, 03/15/53 (a)	3,000	2,871
Expedia Group, Inc.
5.40%, 02/15/35 (a)	3,000	2,970
Extra Space Storage LP
2.20%, 10/15/30 (a)	2,000	1,795
5.90%, 01/15/31 (a)	2,000	2,075
FedEx Corp.
4.10%, 02/01/45	2,000	1,664
FirstEnergy Corp.
3.40%, 03/01/50	2,000	1,361
See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
FirstEnergy Transmission LLC
4.55%, 04/01/49 (f)	$2,000	$1,669
Fiserv, Inc.
3.50%, 07/01/29 (a)	3,000	2,879
Florida Power & Light Co.
4.13%, 02/01/42	3,000	2,561
Flowserve Corp.
2.80%, 01/15/32	3,000	2,662
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	3,000	2,948
General Mills, Inc.
3.00%, 02/01/51	3,000	1,893
General Motors Co.
5.20%, 04/01/45 (a)	3,000	2,661
5.40%, 04/01/48 (a)	2,000	1,795
6.80%, 10/01/27 (a)	3,000	3,073
General Motors Financial Co., Inc.
2.35%, 01/08/31	2,000	1,789
5.85%, 04/06/30 (a)	6,000	6,199
6.10%, 01/07/34 (a)	5,000	5,218
Genuine Parts Co.
2.75%, 02/01/32	3,000	2,614
Georgia Power Co.
5.25%, 03/15/34 (a)	8,000	8,127
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	2,000	1,451
4.15%, 03/01/47 (a)	3,000	2,456
4.60%, 09/01/35 (a)	3,000	2,917
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	3,000	2,922
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	2,000	1,995
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (b)	3,000	2,652
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(b)	3,000	2,294
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81%, 04/23/29 (a)(b)	2,000	1,969
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.63% + 3 mo. Term SOFR thereafter)
4.02%, 10/31/38 (b)	$2,000	$1,754
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22%, 05/01/29 (a)(b)	2,000	1,982
Halliburton Co.
5.00%, 11/15/45	2,000	1,790
Hartford Insurance Group, Inc. (6.04% fixed rate until 07/30/26; 2.39% + 3 mo. Term SOFR thereafter)
6.04%, 02/12/67 (b)(f)	2,000	1,990
HCA, Inc.
3.13%, 03/15/27 (a)	3,000	2,972
3.38%, 03/15/29 (a)	3,000	2,898
3.50%, 09/01/30 (a)	3,000	2,844
3.63%, 03/15/32 (a)	3,000	2,793
4.63%, 03/15/52 (a)	2,000	1,627
5.60%, 04/01/34 (a)	3,000	3,062
5.75%, 03/01/35 (a)	3,000	3,092
6.00%, 04/01/54 (a)	2,000	1,976
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(f)	3,000	2,714
3.20%, 06/01/50 (a)(f)	2,000	1,290
Healthcare Realty Holdings LP
2.00%, 03/15/31	3,000	2,626
Hess Corp.
5.60%, 02/15/41 (a)	2,000	2,025
5.80%, 04/01/47 (a)	2,000	2,018
Highwoods Realty LP
4.13%, 03/15/28 (a)	3,000	2,956
4.20%, 04/15/29 (a)	2,000	1,956
Home Depot, Inc.
2.70%, 04/15/30 (a)	2,000	1,877
3.35%, 04/15/50 (a)	3,000	2,090
3.50%, 09/15/56 (a)	3,000	2,074
3.90%, 12/06/28 (a)	2,000	1,982
4.50%, 12/06/48 (a)	2,000	1,702
5.40%, 06/25/64 (a)	3,000	2,848
Honeywell Aerospace, Inc.
4.30%, 03/16/31 (a)(f)	4,000	3,931
Honeywell International, Inc.
1.75%, 09/01/31	3,000	2,605
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	7

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Hormel Foods Corp.
1.80%, 06/11/30	$3,000	$2,698
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	3,000	2,772
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14%, 11/18/39 (a)(b)	3,000	3,063
Hyundai Capital America
5.40%, 01/08/31 (a)(f)	8,000	8,120
Indiana Michigan Power Co.
3.25%, 05/01/51	3,000	2,008
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	3,000	3,120
Ingredion, Inc.
3.90%, 06/01/50	2,000	1,502
Intel Corp.
2.00%, 08/12/31 (a)	2,000	1,744
2.45%, 11/15/29 (a)	2,000	1,861
2.80%, 08/12/41 (a)	3,000	2,094
3.10%, 02/15/60 (a)	3,000	1,705
5.30%, 05/15/36 (a)	5,000	4,972
Intercontinental Exchange, Inc.
1.85%, 09/15/32 (a)	2,000	1,687
2.65%, 09/15/40 (a)	2,000	1,450
Intuit, Inc.
5.50%, 09/15/53	3,000	2,698
ITC Holdings Corp.
2.95%, 05/14/30 (f)	2,000	1,865
J.M. Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	6,000	6,497
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.75%, 04/01/33 (a)	3,000	3,076
5.95%, 04/20/35 (a)	3,000	3,091
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	5,000	5,097
Johnson & Johnson
3.63%, 03/03/37	3,000	2,685
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96%, 05/13/31 (b)	3,000	2,801
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + 3 mo. Term SOFR thereafter)
3.16%, 04/22/42 (a)(b)	$2,000	$1,521
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88%, 07/24/38 (a)(b)	2,000	1,767
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90%, 01/23/49 (a)(b)	7,000	5,457
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01%, 04/23/29 (b)	2,000	1,978
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03%, 07/24/48 (a)(b)	3,000	2,397
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49%, 03/24/31 (a)(b)	2,000	1,983
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34%, 01/23/35 (a)(b)	3,000	3,045
JPMorgan Chase & Co. (5.50% fixed rate until 01/24/35; 1.32% + SOFR thereafter)
5.50%, 01/24/36 (a)(b)	7,000	7,157
Kenvue, Inc.
4.90%, 03/22/33 (a)	2,000	2,008
5.05%, 03/22/53 (a)	2,000	1,826
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	2,000	1,756
5.00%, 03/01/43 (a)	2,000	1,809
6.38%, 03/01/41 (a)	3,000	3,174
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	3,000	2,971
5.20%, 06/01/33 (a)	3,000	3,043
See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
KLA Corp.
3.30%, 03/01/50	$3,000	$2,072
Kraft Heinz Foods Co.
5.20%, 07/15/45	2,000	1,783
L3Harris Technologies, Inc.
3.85%, 12/15/26	2,000	1,996
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	3,000	3,028
6.20%, 08/15/34 (a)	2,000	2,058
Leidos, Inc.
4.38%, 05/15/30 (a)	3,000	2,940
5.40%, 03/15/32 (a)	3,000	3,040
5.50%, 03/15/35 (a)	3,000	3,022
5.75%, 03/15/33 (a)	3,000	3,084
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (f)	3,000	2,096
Lockheed Martin Corp.
4.50%, 05/15/36 (a)	3,000	2,893
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	3,000	2,836
1.70%, 09/15/28	3,000	2,823
1.70%, 10/15/30 (a)	3,000	2,654
5.63%, 04/15/53 (a)	2,000	1,927
Mars, Inc.
4.80%, 03/01/30 (a)(f)	3,000	3,009
5.20%, 03/01/35 (a)(f)	3,000	3,012
5.70%, 05/01/55 (a)(f)	3,000	2,954
Marvell Technology, Inc.
5.95%, 09/15/33 (a)	3,000	3,150
Masco Corp.
3.50%, 11/15/27	2,000	1,972
McCormick & Co., Inc.
1.85%, 02/15/31	3,000	2,644
McDonald's Corp.
3.60%, 07/01/30 (a)	4,000	3,874
3.63%, 09/01/49 (a)	3,000	2,189
4.88%, 12/09/45 (a)	4,000	3,612
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	7,000	6,866
Medtronic, Inc.
4.63%, 03/15/45	2,000	1,792
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	4,000	3,189
Merck & Co., Inc.
1.90%, 12/10/28 (a)	3,000	2,831
2.45%, 06/24/50 (a)	3,000	1,754
2.75%, 12/10/51 (a)	3,000	1,841
	Principal Amount	Fair Value
4.00%, 03/07/49 (a)	$2,000	$1,591
Meritage Homes Corp.
3.88%, 04/15/29 (a)(f)	8,000	7,758
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	2,000	1,889
4.45%, 08/15/52 (a)	2,000	1,541
MetLife, Inc.
4.72%, 12/15/44	3,000	2,651
Micron Technology, Inc.
3.37%, 11/01/41 (a)	3,000	2,342
3.48%, 11/01/51 (a)	3,000	2,138
Microsoft Corp.
2.40%, 08/08/26 (a)	2,000	1,996
2.68%, 06/01/60 (a)	3,000	1,656
2.92%, 03/17/52 (a)	3,000	1,904
3.45%, 08/08/36 (a)	3,000	2,676
3.50%, 02/12/35	3,000	2,764
Mid-America Apartments LP
2.88%, 09/15/51	3,000	1,905
Molson Coors Beverage Co.
4.20%, 07/15/46	2,000	1,596
Morgan Stanley
3.97%, 07/22/38 (a)(b)	4,000	3,510
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	3,000	2,995
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	6,000	3,732
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47%, 01/18/35 (a)(b)	3,000	3,048
MPLX LP
2.65%, 08/15/30	3,000	2,761
MSCI, Inc.
5.25%, 09/01/35 (a)	3,000	2,937
Mylan, Inc.
5.20%, 04/15/48	3,000	2,492
NetApp, Inc.
5.50%, 03/17/32 (a)	5,000	5,105
Netflix, Inc.
4.90%, 08/15/34 (a)	3,000	2,992
Nevada Power Co.
6.00%, 03/15/54 (a)	3,000	3,034
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	9

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65%, 05/01/79 (a)(b)	$3,000	$2,990
NGPL PipeCo LLC
3.25%, 07/15/31 (f)	2,000	1,840
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (f)	2,000	1,898
NIKE, Inc.
3.38%, 03/27/50	2,000	1,410
NiSource, Inc. (5.75% fixed rate until 04/15/31; 2.04% + 5 yr. CMT thereafter)
5.75%, 07/15/56 (a)(b)	8,000	7,990
Norfolk Southern Corp.
3.95%, 10/01/42	2,000	1,646
Northern Trust Corp.
6.13%, 11/02/32 (a)	3,000	3,207
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(f)	6,000	4,130
NOV, Inc.
3.60%, 12/01/29 (a)	3,000	2,883
Novant Health, Inc.
3.32%, 11/01/61	3,000	1,902
Novartis Capital Corp.
2.20%, 08/14/30	2,000	1,829
NRG Energy, Inc.
4.73%, 10/15/30 (a)(f)	5,000	4,937
5.41%, 10/15/35 (a)(f)	5,000	4,893
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	3,000	2,855
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47	2,000	1,519
ONEOK, Inc.
4.35%, 03/15/29 (a)	2,000	1,983
6.10%, 11/15/32 (a)	3,000	3,155
6.63%, 09/01/53 (a)	2,000	2,096
Oracle Corp.
3.60%, 04/01/50 (a)	2,000	1,215
3.95%, 03/25/51 (a)	3,000	1,921
4.00%, 07/15/46 - 11/15/47 (a)	5,000	3,358
4.10%, 03/25/61 (a)	3,000	1,834
4.55%, 02/04/29 (a)	10,000	9,860
4.70%, 09/27/34 (a)	3,000	2,749
5.55%, 02/06/53 (a)	3,000	2,417
	Principal Amount	Fair Value
5.70%, 02/04/36 (a)	$5,000	$4,848
6.90%, 11/09/52 (a)	3,000	2,877
Otis Worldwide Corp.
2.57%, 02/15/30 (a)	3,000	2,786
3.36%, 02/15/50 (a)	3,000	2,099
Owens Corning
3.88%, 06/01/30 (a)	3,000	2,904
5.70%, 06/15/34 (a)	3,000	3,099
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	3,000	2,920
2.50%, 02/01/31 (a)	2,000	1,795
3.00%, 06/15/28 (a)	3,000	2,903
3.30%, 08/01/40 (a)	2,000	1,498
3.50%, 08/01/50 (a)	3,000	2,001
4.30%, 03/15/45	3,000	2,355
PacifiCorp
2.70%, 09/15/30 (a)	3,000	2,755
2.90%, 06/15/52 (a)	3,000	1,794
5.80%, 01/15/55 (a)	2,000	1,909
6.25%, 10/15/37 (a)	2,000	2,094
Paramount Global
2.90%, 01/15/27 (a)	2,000	1,979
3.70%, 06/01/28 (a)	2,000	1,940
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	3,000	2,896
4.50%, 09/15/29 (a)	3,000	2,999
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	3,000	3,221
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	2,000	1,992
3.25%, 06/01/50 (a)	2,000	1,296
PepsiCo, Inc.
1.63%, 05/01/30 (a)	3,000	2,703
2.75%, 10/21/51 (a)	3,000	1,867
Pfizer, Inc.
2.70%, 05/28/50 (a)	2,000	1,237
3.90%, 03/15/39 (a)	3,000	2,606
4.40%, 05/15/44 (a)	2,000	1,745
Philip Morris International, Inc.
2.10%, 05/01/30 (a)	3,000	2,735
4.13%, 03/04/43 (a)	2,000	1,675
5.13%, 02/15/30 (a)	6,000	6,091
5.63%, 11/17/29 (a)	5,000	5,152
Phillips 66 Co.
2.15%, 12/15/30	2,000	1,794
3.15%, 12/15/29 (a)	2,000	1,902
3.30%, 03/15/52	3,000	1,968
3.75%, 03/01/28 (a)	3,000	2,960
4.68%, 02/15/45 (a)	2,000	1,711
See Notes to Schedule of Investments and Notes to Financial Statements.

10	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Pilgrim's Pride Corp.
6.88%, 05/15/34 (a)	$3,000	$3,238
Pioneer Natural Resources Co.
2.15%, 01/15/31 (a)	6,000	5,383
Progressive Corp.
3.00%, 03/15/32 (a)	5,000	4,565
Prologis LP
3.05%, 03/01/50	3,000	2,001
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	3,000	2,277
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70%, 09/15/48 (a)(b)	3,000	3,003
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	3,000	2,959
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	3,000	2,444
4.50%, 05/20/52 (a)	2,000	1,653
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	2,000	1,769
Reynolds American, Inc.
5.70%, 08/15/35 (a)	4,000	4,119
ROBLOX Corp.
3.88%, 05/01/30 (a)(f)	8,000	7,565
Rockwell Automation, Inc.
4.20%, 03/01/49	2,000	1,661
Ross Stores, Inc.
4.70%, 04/15/27 (a)	3,000	3,001
Royal Caribbean Cruises Ltd.
5.38%, 01/15/36 (a)	5,000	4,963
5.63%, 09/30/31 (a)(f)	10,000	10,099
Royalty Pharma PLC
1.75%, 09/02/27 (a)	3,000	2,905
2.20%, 09/02/30 (a)	3,000	2,710
RTX Corp.
1.90%, 09/01/31 (a)	3,000	2,622
2.82%, 09/01/51	3,000	1,861
4.15%, 05/15/45	3,000	2,483
4.45%, 11/16/38 (a)	2,000	1,861
6.10%, 03/15/34 (a)	4,000	4,292
6.40%, 03/15/54 (a)	2,000	2,195
Ryder System, Inc.
2.90%, 12/01/26 (a)	3,000	2,984
Salesforce, Inc.
1.95%, 07/15/31 (a)	2,000	1,742
2.70%, 07/15/41 (a)	3,000	2,046
	Principal Amount	Fair Value
SBA Communications Corp.
3.13%, 02/01/29 (a)	$9,000	$8,612
3.88%, 02/15/27 (a)	17,000	16,907
Schlumberger Holdings Corp.
3.90%, 05/17/28 (f)	2,000	1,978
5.00%, 06/01/34 (a)(f)	8,000	7,955
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13%, 04/01/52 (b)	2,000	1,982
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	4,000	3,744
3.25%, 04/06/50 (a)	1,000	691
3.75%, 09/12/46 (a)	5,000	3,862
Simon Property Group LP
3.38%, 06/15/27	2,000	1,982
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (a)	8,000	7,969
Southern California Edison Co.
4.00%, 04/01/47 (a)	6,000	4,472
4.20%, 03/01/29 (a)	5,000	4,923
5.65%, 10/01/28 (a)	10,000	10,186
Southern Co.
3.70%, 04/30/30	2,000	1,933
Southwest Airlines Co.
2.63%, 02/10/30 (a)	4,000	3,702
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	3,000	2,988
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	2,000	1,994
4.50%, 03/15/45 (a)	3,000	2,538
Starbucks Corp.
4.00%, 11/15/28	2,000	1,977
Stryker Corp.
1.95%, 06/15/30	2,000	1,811
Sumisho Air Lease Corp.
4.85%, 03/24/31 (a)(f)	5,000	4,947
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43 (a)	3,000	3,183
Suncor Energy, Inc.
4.00%, 11/15/47	3,000	2,299
Synopsys, Inc.
4.85%, 04/01/30 (a)	3,000	3,005
5.15%, 04/01/35 (a)	3,000	2,985
5.70%, 04/01/55 (a)	3,000	2,911
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	11

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	$8,000	$7,954
4.00%, 04/14/32 (a)	3,000	2,858
5.60%, 06/12/34 (a)	8,000	8,186
Tampa Electric Co.
2.40%, 03/15/31 (a)	3,000	2,707
3.45%, 03/15/51 (a)	3,000	2,107
4.35%, 05/15/44	3,000	2,538
Tanger Properties LP
2.75%, 09/01/31 (a)	5,000	4,499
Tapestry, Inc.
3.05%, 03/15/32 (a)	3,000	2,716
5.10%, 03/11/30 (a)	7,000	7,054
5.50%, 03/11/35 (a)	3,000	3,020
Targa Resources Corp.
6.50%, 03/30/34 (a)	5,000	5,389
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	3,000	2,999
Target Corp.
1.95%, 01/15/27	2,000	1,977
Texas Instruments, Inc.
3.88%, 03/15/39	2,000	1,749
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	3,000	2,193
Time Warner Cable LLC
6.55%, 05/01/37 (a)	3,000	2,973
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	10,000	9,441
3.75%, 04/15/27 (a)	2,000	1,989
4.50%, 04/15/50 (a)	3,000	2,423
4.80%, 07/15/28 (a)	10,000	10,044
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	6,000	5,520
4.46%, 06/08/32 (a)	3,000	2,949
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap thereafter)
3.63%, 09/15/31 (a)(b)	2,000	1,995
TotalEnergies Capital International SA
2.83%, 01/10/30 (a)	5,000	4,721
Trane Technologies Financing Ltd.
3.80%, 03/21/29	2,000	1,966
	Principal Amount	Fair Value
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	$4,000	$3,976
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	2,000	1,980
5.10%, 03/15/36 (a)	5,000	4,948
Travelers Cos., Inc.
2.55%, 04/27/50	2,000	1,204
Truist Financial Corp. (6.67% fixed rate until 09/01/26; 3.00% + 5 yr. CMT thereafter)
6.67%, 09/01/26 (a)(b)	7,000	7,002
TWDC Enterprises 18 Corp.
4.13%, 06/01/44	2,000	1,652
Tyson Foods, Inc.
5.70%, 03/15/34 (a)	3,000	3,087
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(b)	6,000	5,947
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68%, 01/23/35 (a)(b)	3,000	3,097
Uber Technologies, Inc.
4.15%, 01/15/31 (a)	5,000	4,882
4.80%, 09/15/35 (a)	5,000	4,855
UDR, Inc.
2.10%, 08/01/32 (a)	3,000	2,549
3.00%, 08/15/31 (a)	3,000	2,752
Union Pacific Corp.
3.55%, 05/20/61 (a)	3,000	2,030
3.80%, 04/06/71 (a)	3,000	2,064
4.10%, 09/15/67 (a)	3,000	2,218
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	2,000	1,818
4.20%, 05/15/32 (a)	3,000	2,916
4.45%, 12/15/48 (a)	2,000	1,669
4.75%, 07/15/45 - 05/15/52 (a)	4,000	3,496
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	3,000	3,148
6.40%, 06/28/54 (a)	3,000	3,053
Ventas Realty LP
3.25%, 10/15/26 (a)	4,000	3,987
5.63%, 07/01/34 (a)	3,000	3,080
Verisk Analytics, Inc.
5.25%, 06/05/34 (a)	3,000	2,993
See Notes to Schedule of Investments and Notes to Financial Statements.

12	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	$2,000	$1,748
3.40%, 03/22/41 (a)	2,000	1,545
3.55%, 03/22/51 (a)	3,000	2,085
4.40%, 11/01/34 (a)	2,000	1,898
Viatris, Inc.
4.00%, 06/22/50	2,000	1,374
Virginia Electric & Power Co.
4.00%, 11/15/46	3,000	2,373
Vistra Operations Co. LLC
6.00%, 04/15/34 (a)(f)	3,000	3,084
Vontier Corp.
2.40%, 04/01/28 (a)	2,000	1,920
2.95%, 04/01/31 (a)	2,000	1,812
Vulcan Materials Co.
3.90%, 04/01/27	2,000	1,992
Walmart, Inc.
1.80%, 09/22/31 (a)	3,000	2,650
2.50%, 09/22/41 (a)	3,000	2,155
Walt Disney Co.
2.65%, 01/13/31 (a)	2,000	1,847
3.38%, 11/15/26 (a)	3,000	2,991
4.75%, 11/15/46 (a)	2,000	1,775
6.65%, 11/15/37 (a)	2,000	2,239
Wells Fargo & Co.
4.15%, 01/24/29 (a)	4,000	3,964
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	2,000	1,960
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	4,000	3,056
Wells Fargo & Co. (5.24% fixed rate until 01/24/30; 1.11% + SOFR thereafter)
5.24%, 01/24/31 (a)(b)	4,000	4,055
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (a)(b)	6,000	6,478
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11%, 07/24/34 (a)(b)	3,000	2,923
Williams Cos., Inc.
3.75%, 06/15/27 (a)	3,000	2,981
4.85%, 03/01/48 (a)	3,000	2,595
	Principal Amount	Fair Value
4.90%, 01/15/45 (a)	$2,000	$1,766
5.40%, 03/04/44 (a)	2,000	1,897
Willis North America, Inc.
3.88%, 09/15/49	2,000	1,496
Zoetis, Inc.
3.00%, 09/12/27 (a)	3,000	2,954
3.90%, 08/20/28 (a)	2,000	1,974
5.60%, 11/16/32 (a)	3,000	3,116
		1,793,422
Non-Agency Collateralized Mortgage Obligations - 13.5%
A&D Mortgage Trust
5.23%, 10/25/70 (f)(g)	92,193	91,579
Angel Oak Mortgage Trust
4.96%, 09/25/70 (b)(f)	85,870	85,092
Bank
3.18%, 09/15/60	155,005	152,518
4.41%, 11/15/61 (b)	66,000	65,338
Cantor Commercial Real Estate Lending
3.01%, 01/15/53	34,000	31,908
CD Mortgage Trust
2.91%, 08/15/57	63,000	59,300
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (b)	31,273	30,431
Cross Mortgage Trust
4.93%, 09/25/70 (b)(f)	87,166	86,270
GS Mortgage Securities Trust
2.75%, 09/10/52	105,000	99,028
3.05%, 11/10/52	56,000	52,981
4.14%, 03/10/51 (b)	25,000	23,995
4.49%, 11/10/48 (b)	25,000	22,605
JPMBB Commercial Mortgage Securities Trust
4.86%, 11/15/48 (b)	20,000	5,048
MASTR Alternative Loan Trust
5.00%, 08/25/18 (c)(h)	716	2
OBX Trust
5.02%, 10/25/65 (b)(f)	84,501	83,771
5.06%, 09/25/65 (b)(f)	77,495	76,913
Verus Securitization Trust
4.94%, 10/27/70 (b)(f)	89,445	88,683
		1,055,462
Municipal Bonds and Notes - 0.2%
State of California, CA
4.60%, 04/01/38 (i)	15,000	15,074
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	13

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Total Bonds and Notes (Cost $7,655,814)		7,193,855
Total Investments in Securities (Cost $7,655,814)		7,193,855
	Number of Shares
Short-Term Investment - 19.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.62% (a)(j)(k) (Cost $1,494,339)	1,494,339	$1,494,339
Total Investments (Cost $9,150,153)		8,688,194
Liabilities in Excess of Other Assets, net - (11.4)%		(890,415)
NET ASSETS - 100.0%		$7,797,779

Other Information:
Centrally Cleared Credit Default Swaps:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$600	1.00%/ Quarterly	06/20/31	$(13,172)	$(12,402)	$(770)

The Fund had the following long futures contracts open at June 30, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	September 2026	8	$853,162	$856,375	$3,213
Ultra Long-Term U.S. Treasury Bond Futures	September 2026	1	113,756	116,156	2,400
					$5,613

See Notes to Schedule of Investments and Notes to Financial Statements.

14	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
The Fund had the following short futures contracts open at June 30, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	September 2026	1	$(206,382)	$(206,133)	$249
10 Yr. U.S. Treasury Notes Futures	September 2026	1	(109,632)	(109,890)	(258)
10 Yr. U.S. Treasury Ultra Futures	September 2026	2	(223,657)	(224,937)	(1,280)
					$(1,289)

During the period ended June 30, 2026, the average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$1,524,443	$789,095	$1,171,429
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2026, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)
Variable Rate Security - Interest rate shown is rate in
effect at June 30, 2026. For securities based on a
published reference rate and spread, the reference
rate and spread are indicated in the description
above.

(c)
Interest only security. These securities represent the
right to receive the monthly interest payments on an
underlying pool of mortgages. Payments of principal
on the pool reduce the value of the "interest only"
holding.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)
Principal only security. These securities represent
the right to receive the monthly principal payments on
an underlying pool of mortgages. No payments of
interest on the pool are passed through to the
"principal only" holder.

(f)
Pursuant to Rule 144A of the Securities Act of 1933,
as amended, these securities may be resold in
transactions exempt from registration, normally to
qualified institutional buyers. At June 30, 2026, these
securities amounted to $634,903 or 8.14% of the net
assets of the State Street Income V.I.S. Fund.

(g)	Step coupon bond.
(h)	Security is in default.
(i)
Pre-refunded bonds are collateralized by
U.S. Treasury securities, which are held in escrow by
a trustee and are used to pay principal and interest
on the tax-exempt issue to retire the bonds at the
earliest refunding date.

(j)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(k)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2026.

Abbreviations:
CMT - Constant Maturity Treasury
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Cons. Cash F/B Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	15

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$2,303,468	$—	$2,303,468
Agency Mortgage Backed	—	1,929,542	—	1,929,542
Agency Collateralized Mortgage Obligations	—	96,887	—	96,887
Corporate Notes	—	1,793,422	—	1,793,422
Non-Agency Collateralized Mortgage Obligations	—	1,055,462	—	1,055,462
Municipal Bonds and Notes	—	15,074	—	15,074
Short-Term Investment	1,494,339	—	—	1,494,339
Total Investments in Securities	$1,494,339	$7,193,855	$—	$8,688,194
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	$—	$(770)	$—	$(770)
Long Futures Contracts - Unrealized Appreciation	5,613	—	—	5,613
Short Futures Contracts - Unrealized Appreciation	249	—	—	249
Short Futures Contracts - Unrealized Depreciation	(1,538)	—	—	(1,538)
Total Other Financial Instruments	$4,324	$(770)	$—	$3,554

Affiliate Table

	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,295,005	$1,295,005	$1,838,651	$1,639,317	$—	$—	1,494,339	$1,494,339	$21,758
See Notes to Schedule of Investments and Notes to Financial Statements.

16	State Street Income V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments — June 30, 2026 (Unaudited)

	Number of Shares	Fair Value
Common Stock - 89.0% †
Application Software - 2.1%
Salesforce, Inc. (a)	1,551	$242,979
Synopsys, Inc. (b)	1,010	450,531
		693,510
Automobile Manufacturers - 0.8%
Tesla, Inc. (b)	644	270,866
Broadline Retail - 2.5%
Amazon.com, Inc. (b)	3,558	848,014
Construction Materials - 1.0%
Martin Marietta Materials, Inc.	556	320,645
Data Center REITs - 0.9%
Equinix, Inc.	302	314,802
Electrical Components & Equipment - 2.2%
Eaton Corp. PLC	1,004	427,824
Emerson Electric Co.	2,059	294,746
		722,570
Electronic Components - 2.0%
Amphenol Corp., Class A	3,805	670,898
Financial Exchanges & Data - 1.5%
S&P Global, Inc.	1,272	518,035
Healthcare Equipment - 1.9%
Boston Scientific Corp. (b)	8,261	352,579
Dexcom, Inc. (b)	4,157	279,974
		632,553
Home Improvement Retail - 1.6%
Home Depot, Inc.	1,532	540,306
Industrial Machinery & Supplies & Components - 1.0%
Parker-Hannifin Corp.	344	336,473
Interactive Media & Services - 16.3%
Alphabet, Inc., Class A	4,434	1,584,579
Alphabet, Inc., Class C	7,050	2,490,976
Meta Platforms, Inc., Class A	2,444	1,376,681
		5,452,236
Internet Services & Infrastructure - 1.0%
MongoDB, Inc. (b)	1,010	339,259
	Number of Shares	Fair Value
Investment Banking & Brokerage - 0.8%
Robinhood Markets, Inc., Class A (b)	2,710	$271,759
Life Sciences Tools & Services - 1.0%
Repligen Corp. (b)	2,439	332,777
Movies & Entertainment - 1.5%
Netflix, Inc. (b)	7,041	502,727
Passenger Ground Transportation - 1.2%
Uber Technologies, Inc. (b)	5,623	405,756
Pharmaceuticals - 4.8%
AstraZeneca PLC	1,620	307,184
Eli Lilly & Co.	1,094	1,312,177
		1,619,361
Semiconductor Materials & Equipment - 3.3%
Applied Materials, Inc.	1,517	1,096,791
Semiconductors - 22.7%
Advanced Micro Devices, Inc. (b)	2,105	1,222,816
Broadcom, Inc. (a)	4,332	1,636,413
NVIDIA Corp.	23,839	4,769,945
		7,629,174
Soft Drinks & Non-Alcoholic Beverages - 1.3%
Monster Beverage Corp. (b)	4,471	429,753
Systems Software - 9.1%
Crowdstrike Holdings, Inc., Class A (b)	617	470,858
Microsoft Corp.	6,208	2,315,708
ServiceNow, Inc. (b)	2,683	266,368
		3,052,934
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	3,179	919,875
Trading Companies & Distributors - 1.3%
United Rentals, Inc.	397	449,757
Transaction & Payment Processing Services - 4.5%
Mastercard, Inc., Class A	1,064	546,471
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Premier Growth Equity V.I.S. Fund	17

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Visa, Inc., Class A	2,790	$957,221
		1,503,692
Total Common Stock (Cost $13,692,487)		29,874,523
Exchange Traded & Mutual Funds - 4.8%
State Street Technology Select Sector SPDR ETF (c)	4,288	816,950
Vanguard Information Technology ETF	6,587	787,278
Total Exchange Traded & Mutual Funds (Cost $1,037,036)		1,604,228
Total Investments in Securities (Cost $14,729,523)		31,478,751
	Number of Shares	Fair Value
Short-Term Investment - 5.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.62% (c)(d) (Cost $1,965,995)	1,965,995	$1,965,995
Total Investments (Cost $16,695,518)		33,444,746
Other Assets and Liabilities, net - 0.3%		103,445
NET ASSETS - 100.0%		$33,548,191

Other Information:
The Fund had the following long futures contracts open at June 30, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro E-mini NASDAQ-100 Futures	September 2026	30	$1,797,937	$1,831,410	$33,473
During the period ended June 30, 2026, the average notional value related to long futures contracts was $867,518.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2026, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(b)	Non-income producing security.
(c)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2026.

Abbreviations:
REIT - Real Estate Investment Trust
See Notes to Schedule of Investments and Notes to Financial Statements.

18	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$29,874,523	$—	$—	$29,874,523
Exchange Traded & Mutual Funds	1,604,228	—	—	1,604,228
Short-Term Investment	1,965,995	—	—	1,965,995
Total Investments in Securities	$33,444,746	$—	$—	$33,444,746
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$33,473	$—	$—	$33,473
Total Other Financial Instruments	$33,473	$—	$—	$33,473

Affiliate Table

	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	546,977	$546,977	$5,083,838	$3,664,820	$—	$—	1,965,995	$1,965,995	$14,998
State Street Technology Select Sector SPDR ETF	6,810	980,436	18,654	453,036	175,210	95,686	4,288	816,950	2,324
TOTAL		$1,527,413	$5,102,492	$4,117,856	$175,210	$95,686		$2,782,945	$17,322
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Premier Growth Equity V.I.S. Fund	19

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments — June 30, 2026 (Unaudited)

	Number of Shares	Fair Value
Common Stock (REITs) - 99.4% †
Alternate Housing - 5.4%
American Homes 4 Rent, Class A	6,630	$222,237
Equity LifeStyle Properties, Inc.	5,540	357,053
Invitation Homes, Inc.	14,590	440,764
Sun Communities, Inc.	870	104,322
		1,124,376
Data Center - 16.1%
Digital Realty Trust, Inc.	5,520	991,282
Equinix, Inc.	1,655	1,725,155
Iron Mountain, Inc.	4,833	610,456
		3,326,893
Healthcare - 21.5%
Alexandria Real Estate Equities, Inc.	3,810	201,359
American Healthcare REIT, Inc.	7,800	406,770
CareTrust REIT, Inc.	2,587	104,385
Diversified Healthcare Trust	9,017	83,858
Janus Living, Inc., Class A-1	3,800	109,212
LTC Properties, Inc.	2,900	111,505
Omega Healthcare Investors, Inc.	1,850	88,208
Sabra Health Care REIT, Inc.	11,900	232,169
Ventas, Inc.	11,350	1,007,880
Welltower, Inc.	9,260	2,101,742
		4,447,088
Hotel - 2.9%
DiamondRock Hospitality Co.	12,010	146,282
Host Hotels & Resorts, Inc.	12,020	284,994
Ryman Hospitality Properties, Inc.	1,370	176,114
		607,390
Industrial - 12.4%
Americold Realty Trust, Inc.	6,330	99,508
First Industrial Realty Trust, Inc.	10,860	665,827
Lineage, Inc.	1,306	56,484
LXP Industrial Trust	4,140	223,063
Prologis, Inc.	9,480	1,284,255
Rexford Industrial Realty, Inc.	4,630	155,105
STAG Industrial, Inc.	2,060	78,404
		2,562,646
Multifamily - 8.4%
Camden Property Trust	4,736	542,225
Equity Residential	2,840	192,921
Essex Property Trust, Inc.	400	116,636
	Number of Shares	Fair Value
Independence Realty Trust, Inc.	7,010	$116,997
Mid-America Apartment Communities, Inc.	1,280	177,843
UDR, Inc.	14,870	593,610
		1,740,232
Net Lease - 6.3%
Agree Realty Corp.	6,630	502,156
Broadstone Net Lease, Inc.	5,260	108,724
NETSTREIT Corp.	6,050	127,837
Realty Income Corp.	8,930	553,303
		1,292,020
Office - 3.5%
Cousins Properties, Inc.	7,700	230,846
Empire State Realty Trust, Inc., Class A	11,470	62,053
Kilroy Realty Corp.	2,073	77,675
Piedmont Realty Trust, Inc., Class A (a)	4,770	43,646
SL Green Realty Corp.	2,294	118,760
Vornado Realty Trust	4,640	182,352
		715,332
Regional Malls - 5.4%
Macerich Co.	14,780	372,308
Simon Property Group, Inc.	3,280	733,572
		1,105,880
Self Storage - 7.0%
CubeSmart	1,200	47,724
Extra Space Storage, Inc.	4,340	630,602
Public Storage	2,103	669,406
Smartstop Self Storage REIT, Inc.	3,200	104,000
		1,451,732
Shopping Centers - 7.7%
Brixmor Property Group, Inc.	19,130	603,169
Kimco Realty Corp.	21,820	553,137
Kite Realty Group Trust	15,280	433,646
		1,589,952
Specialty - 2.8%
Lamar Advertising Co., Class A	1,150	179,377
VICI Properties, Inc.	15,170	402,764
		582,141
Total Common Stock (REITs) (Cost $14,712,938)		20,545,682
See Notes to Schedule of Investments and Notes to Financial Statements.

20	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Short-Term Investment - 0.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.62% (b)(c) (Cost $145,779)	145,779	$145,779
Total Investments (Cost $14,858,717)		20,691,461
Liabilities in Excess of Other Assets, net - (0.1)%		(13,095)
NET ASSETS - 100.0%		$20,678,366
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2026.

Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$20,545,682	$—	$—	$20,545,682
Short-Term Investment	145,779	—	—	145,779
Total Investments in Securities	$20,691,461	$—	$—	$20,691,461

Affiliate Table

	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	29,886	$29,886	$1,544,338	$1,428,445	$—	$—	145,779	$145,779	$1,717
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Real Estate Securities V.I.S. Fund	21

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments — June 30, 2026 (Unaudited)

	Number of Shares	Fair Value
Common Stock - 93.3% †
Aerospace & Defense - 2.0%
AAR Corp. (a)	577	$82,471
AeroVironment, Inc. (a)	220	36,315
Astronics Corp. (a)	199	16,171
Astronics Corp., Class B (a)	39	2,964
Ducommun, Inc. (a)	280	51,859
FTAI Aviation Ltd.	302	81,700
Karman Holdings, Inc. (a)	670	33,446
Kratos Defense & Security Solutions, Inc. (a)	670	33,406
Mercury Systems, Inc. (a)	401	49,054
Woodward, Inc.	183	77,856
		465,242
Agricultural & Farm Machinery - 1.1%
AGCO Corp.	1,709	204,567
Alamo Group, Inc.	288	47,373
		251,940
Agricultural Products & Services - 0.9%
Darling Ingredients, Inc. (a)	4,112	224,597
Aluminum - 0.0%*
Kaiser Aluminum Corp.	55	10,760
Apparel Retail - 1.6%
Abercrombie & Fitch Co., Class A (a)	191	17,192
Boot Barn Holdings, Inc. (a)	1,514	248,705
Buckle, Inc.	1,590	67,098
Revolve Group, Inc. (a)	1,901	43,514
		376,509
Apparel, Accessories & Luxury Goods - 0.1%
Kontoor Brands, Inc.	415	34,586
Application Software - 3.0%
ACI Worldwide, Inc. (a)	2,573	129,396
Alkami Technology, Inc. (a)	2,435	44,122
Blackbaud, Inc. (a)	1,587	47,007
BlackLine, Inc. (a)	1,596	44,800
Braze, Inc., Class A (a)	2,776	60,211
CCC Intelligent Solutions Holdings, Inc. (a)	13,276	68,504
Descartes Systems Group, Inc. (a)	124	8,586
D-Wave Quantum, Inc. (a)	439	10,532
Dynatrace, Inc. (a)	702	30,825
Guidewire Software, Inc. (a)	163	20,057
nCino, Inc. (a)	1,593	26,045
Nutanix, Inc., Class A (a)	2,930	149,313
	Number of Shares	Fair Value
Procore Technologies, Inc. (a)	314	$12,755
Riot Platforms, Inc. (a)	340	9,309
Vertex, Inc., Class A (a)	4,090	46,953
		708,415
Asset Management & Custody Banks - 0.1%
StepStone Group, Inc., Class A	577	23,865
Automobile Manufacturers - 0.4%
Thor Industries, Inc.	1,327	99,737
Automotive Parts & Equipment - 1.5%
Dana, Inc.	995	27,074
Dorman Products, Inc. (a)	2,187	298,416
Patrick Industries, Inc.	388	34,835
		360,325
Automotive Retail - 1.5%
Group 1 Automotive, Inc.	108	31,446
Murphy USA, Inc. (b)	438	236,025
Valvoline, Inc. (a)	2,305	91,140
		358,611
Biotechnology - 3.1%
Abivax SA ADR (a)	200	26,652
ADMA Biologics, Inc. (a)	1,287	10,772
Agios Pharmaceuticals, Inc. (a)	548	20,336
Ascendis Pharma AS (a)	337	89,885
Caris Life Sciences, Inc. (a)	2,845	50,698
Catalyst Pharmaceuticals, Inc. (a)	1,128	35,453
Celcuity, Inc. (a)	140	14,647
Dianthus Therapeutics, Inc. (a)	105	10,235
Emergent BioSolutions, Inc. (a)	4,954	41,515
Halozyme Therapeutics, Inc. (a)	571	44,692
Krystal Biotech, Inc. (a)	109	40,512
Legend Biotech Corp. ADR (a)	733	21,169
Madrigal Pharmaceuticals, Inc. (a)	31	16,645
Newamsterdam Pharma Co. NV (a)	232	7,863
Nuvalent, Inc., Class A (a)	196	24,206
Oruka Therapeutics, Inc. (a)	211	20,081
Praxis Precision Medicines, Inc. (a)	34	11,383
PTC Therapeutics, Inc. (a)	383	31,241
Relay Therapeutics, Inc. (a)	1,129	21,124
See Notes to Schedule of Investments and Notes to Financial Statements.

22	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Rhythm Pharmaceuticals, Inc. (a)	427	$47,410
Vaxcyte, Inc. (a)	403	23,426
Veracyte, Inc. (a)	510	29,952
Vericel Corp. (a)	2,010	89,425
Xenon Pharmaceuticals, Inc. (a)	279	16,840
		746,162
Brewers - 0.6%
Boston Beer Co., Inc., Class A (a)	746	132,064
Broadline Retail - 0.1%
Pattern Group, Inc., Class A (a)	542	13,653
Building Products - 4.3%
AAON, Inc.	540	68,504
Armstrong World Industries, Inc.	1,173	188,173
AZZ, Inc.	409	63,415
Builders FirstSource, Inc. (a)	219	19,596
CSW Industrials, Inc.	1,073	298,616
Gibraltar Industries, Inc. (a)	1,771	79,872
Modine Manufacturing Co. (a)	481	128,437
Simpson Manufacturing Co., Inc.	740	154,919
UFP Industries, Inc.	196	17,785
		1,019,317
Cargo Ground Transportation - 0.4%
Saia, Inc. (a)	223	93,919
Coal & Consumable Fuels - 0.0%*
Uranium Energy Corp. (a)	949	10,116
Commercial & Residential Mortgage Finance - 0.1%
PennyMac Financial Services, Inc.	381	33,185
Commercial Printing - 0.1%
Brady Corp., Class A	320	29,302
Commodity Chemicals - 0.1%
Hawkins, Inc.	150	21,315
Communications Equipment - 1.4%
Applied Optoelectronics, Inc. (a)	84	12,445
Calix, Inc. (a)	443	16,533
	Number of Shares	Fair Value
Extreme Networks, Inc. (a)	9,170	$296,833
		325,811
Construction & Engineering - 0.9%
API Group Corp. (a)	598	25,325
Everus Construction Group, Inc. (a)	74	12,280
Legence Corp., Class A (a)	253	21,563
MYR Group, Inc. (a)	186	93,074
Primoris Services Corp.	237	23,492
Valmont Industries, Inc.	81	46,786
		222,520
Construction Machinery & Heavy Transportation Equipment - 0.5%
Astec Industries, Inc.	752	46,015
Manitowoc Co., Inc. (a)	1,450	20,140
Oshkosh Corp.	263	40,365
Terex Corp.	212	15,347
		121,867
Construction Materials - 0.1%
Eagle Materials, Inc.	103	23,175
Consumer Finance - 0.7%
FirstCash Holdings, Inc.	151	32,665
Happen, Inc. (a)	838	17,380
PROG Holdings, Inc.	2,666	124,262
		174,307
Distributors - 0.3%
LKQ Corp.	2,504	65,930
Diversified Financial Services - 0.1%
Jackson Financial, Inc., Class A	248	25,393
Diversified Metals & Mining - 0.1%
Materion Corp.	107	31,821
Diversified REITs - 0.1%
Essential Properties Realty Trust, Inc.	522	15,582
Diversified Support Services - 1.3%
Healthcare Services Group, Inc. (a)	5,460	134,098
RB Global, Inc.	875	101,894
Vestis Corp. (a)	4,289	62,276
		298,268
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	23

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Education Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	918	$65,068
Stride, Inc. (a)	395	34,065
		99,133
Electric Utilities - 1.0%
IDACORP, Inc.	1,590	240,567
Electrical Components & Equipment - 0.7%
Acuity, Inc.	48	18,080
Array Technologies, Inc. (a)	2,511	18,606
EnerSys	204	47,699
Nextpower, Inc., Class A (a)	285	33,955
Regal Rexnord Corp.	131	31,203
Sensata Technologies Holding PLC	450	21,483
		171,026
Electronic Components - 0.9%
Belden, Inc.	232	27,819
Littelfuse, Inc.	385	175,302
		203,121
Electronic Equipment & Instruments - 2.8%
Advanced Energy Industries, Inc.	281	104,776
Crane NXT Co. (b)	4,605	235,592
Novanta, Inc. (a)	920	149,261
Ralliant Corp.	1,210	89,092
Vontier Corp.	2,858	82,882
		661,603
Electronic Manufacturing Services - 0.6%
Plexus Corp. (a)	460	138,308
Environmental & Facilities Services - 0.3%
BrightView Holdings, Inc. (a)	3,519	49,864
Casella Waste Systems, Inc., Class A (a)	257	24,922
		74,786
Financial Exchanges & Data - 0.2%
MarketAxess Holdings, Inc.	400	45,396
Miami International Holdings, Inc. (a)	235	8,733
		54,129
Food Distributors - 0.5%
Chefs' Warehouse, Inc. (a)	223	21,430
	Number of Shares	Fair Value
Performance Food Group Co. (a)	961	$107,430
		128,860
Food Retail - 0.5%
Sprouts Farmers Market, Inc. (a)	1,290	109,108
Footwear - 0.1%
Birkenstock Holding PLC (a)	645	27,754
Forest Products - 1.1%
Louisiana-Pacific Corp.	3,277	257,769
Gas Utilities - 0.1%
UGI Corp.	769	26,561
Gold - 0.0%*
Coeur Mining, Inc.	431	7,034
Health Care REITs - 0.2%
Community Healthcare Trust, Inc.	3,202	58,533
Healthcare Distributors - 0.5%
AdaptHealth Corp. (a)	10,451	108,899
Healthcare Equipment - 3.1%
AtriCure, Inc. (a)	2,505	70,090
Envista Holdings Corp. (a)	4,060	106,981
Glaukos Corp. (a)	846	118,237
Globus Medical, Inc., Class A (a)	810	63,998
Integer Holdings Corp. (a)	835	78,031
IRhythm Holdings, Inc. (a)	351	41,751
LeMaitre Vascular, Inc.	254	24,374
LivaNova PLC (a)	282	23,189
Penumbra, Inc. (a)	315	99,461
Procept Biorobotics Corp. (a)	2,700	60,966
SI-BONE, Inc. (a)	2,665	43,493
		730,571
Healthcare Facilities - 1.4%
Acadia Healthcare Co., Inc. (a)	3,494	103,178
Sonida Senior Living, Inc. (a)	642	26,194
U.S. Physical Therapy, Inc.	2,892	198,622
		327,994
Healthcare Services - 1.3%
Addus HomeCare Corp. (a)	236	23,711
See Notes to Schedule of Investments and Notes to Financial Statements.

24	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
BrightSpring Health Services, Inc. (a)	170	$11,856
Castle Biosciences, Inc. (a)	2,181	52,017
Guardant Health, Inc. (a)	245	36,757
Hinge Health, Inc., Class A (a)	943	78,269
RadNet, Inc. (a)	1,846	113,843
		316,453
Healthcare Supplies - 0.4%
ICU Medical, Inc. (a)	151	22,137
Merit Medical Systems, Inc. (a)	1,100	76,274
		98,411
Healthcare Technology - 0.3%
HeartFlow, Inc. (a)	1,980	58,093
Simulations Plus, Inc. (a)	863	15,802
		73,895
Heavy Electrical Equipment - 0.3%
Bloom Energy Corp., Class A (a)	120	36,324
Forgent Power Solutions, Inc. (a)	455	25,416
		61,740
Home Building - 0.4%
Cavco Industries, Inc. (a)	35	21,503
Green Brick Partners, Inc. (a)	370	29,615
Installed Building Products, Inc.	78	17,927
M/I Homes, Inc. (a)	178	28,621
		97,666
Home Improvement Retail - 0.3%
Floor & Decor Holdings, Inc., Class A (a)	1,305	77,465
Hotel & Resort REITs - 0.5%
RLJ Lodging Trust	9,217	109,221
Ryman Hospitality Properties, Inc.	74	9,513
		118,734
Hotels, Resorts & Cruise Lines - 0.4%
Target Hospitality Corp. (a)	710	14,456
Wyndham Hotels & Resorts, Inc.	1,040	87,578
		102,034
	Number of Shares	Fair Value
Human Resource & Employment Services - 0.5%
First Advantage Corp. (a)	6,282	$113,390
Industrial Machinery & Supplies & Components - 5.9%
Enerpac Tool Group Corp.	8,301	297,674
Enpro, Inc.	175	65,963
Esab Corp.	1,300	128,219
Gates Industrial Corp. PLC (a)	1,173	32,809
Gorman-Rupp Co.	216	19,816
Helios Technologies, Inc.	718	64,081
ITT, Inc.	172	34,015
JBT Marel Corp.	350	50,750
Kadant, Inc.	664	208,649
Mueller Industries, Inc.	1,312	161,284
RBC Bearings, Inc. (a)	80	51,525
SPX Technologies, Inc. (a)	589	144,405
Standex International Corp.	260	92,994
Watts Water Technologies, Inc., Class A	130	50,888
		1,403,072
Industrial REITs - 0.9%
Americold Realty Trust, Inc.	1,524	23,957
EastGroup Properties, Inc.	645	130,632
First Industrial Realty Trust, Inc.	620	38,012
Lineage, Inc.	347	15,008
		207,609
Insurance Brokers - 0.4%
Baldwin Insurance Group, Inc. (a)	3,771	100,233
Internet Services & Infrastructure - 0.1%
Applied Digital Corp. (a)	349	13,018
Investment Banking & Brokerage - 1.6%
Houlihan Lokey, Inc.	155	20,790
Lincoln International, Inc. (a)	750	17,903
Marex Group PLC	231	14,079
Piper Sandler Cos.	307	22,208
PJT Partners, Inc., Class A	505	76,225
Raymond James Financial, Inc.	950	144,429
StoneX Group, Inc. (a)	672	79,632
		375,266
IT Consulting & Other Services - 0.1%
Quantinuum, Inc., Class A (a)	33	2,698
Unisys Corp. (a)	5,932	21,711
		24,409
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	25

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Leisure Facilities - 0.3%
Life Time Group Holdings, Inc. (a)	1,045	$42,678
Planet Fitness, Inc., Class A (a)	430	22,433
		65,111
Leisure Products - 0.3%
Acushnet Holdings Corp.	365	43,264
Polaris, Inc.	462	31,619
		74,883
Life Sciences Tools & Services - 2.4%
Adaptive Biotechnologies Corp. (a)	646	13,857
Azenta, Inc. (a)	2,495	63,672
BioLife Solutions, Inc. (a)	2,800	79,072
Bruker Corp.	2,788	167,782
ICON PLC (a)	258	44,817
Mesa Laboratories, Inc.	258	25,684
Repligen Corp. (a)	1,331	181,602
		576,486
Managed Healthcare - 0.1%
HealthEquity, Inc. (a)	233	21,045
Metal, Glass & Plastic Containers - 0.1%
Myers Industries, Inc.	686	24,223
Movies & Entertainment - 0.2%
IMAX Corp. (a)	899	35,834
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	1,047	54,078
Multi-Utilities - 0.1%
Avista Corp.	547	22,378
Office REITs - 0.8%
COPT Defense Properties	472	17,176
Cousins Properties, Inc.	4,174	125,136
Easterly Government Properties, Inc.	1,846	46,021
		188,333
Office Services & Supplies - 1.5%
MSA Safety, Inc.	1,983	346,192
Oil & Gas Equipment & Services - 1.2%
Atlas Energy Solutions, Inc.	1,064	17,673
	Number of Shares	Fair Value
Cactus, Inc., Class A	2,883	$147,696
Kodiak Gas Services, Inc.	135	10,142
Oil States International, Inc. (a)	967	7,746
Solaris Energy Infrastructure, Inc.	989	79,575
TechnipFMC PLC	270	17,901
		280,733
Oil & Gas Exploration & Production - 1.7%
Chord Energy Corp.	217	24,803
Matador Resources Co.	2,145	106,778
Northern Oil & Gas, Inc.	4,628	83,998
Permian Resources Corp., Class A	919	16,919
Range Resources Corp.	827	30,756
SM Energy Co.	5,199	135,694
		398,948
Oil & Gas Refining & Marketing - 0.2%
CVR Energy, Inc.	581	16,001
HF Sinclair Corp.	585	40,745
		56,746
Other Specialty Retail - 0.3%
Upbound Group, Inc.	862	18,292
Warby Parker, Inc., Class A (a)	1,716	52,063
		70,355
Personal Care Products - 0.3%
elf Beauty, Inc. (a)	1,051	77,774
Pharmaceuticals - 0.8%
ANI Pharmaceuticals, Inc. (a)	371	30,712
Axsome Therapeutics, Inc. (a)	191	46,751
Corcept Therapeutics, Inc. (a)	377	32,780
Indivior Pharmaceuticals, Inc. (a)	346	14,196
Ligand Pharmaceuticals, Inc. (a)	185	58,477
		182,916
Property & Casualty Insurance - 2.0%
AMERISAFE, Inc.	798	26,996
Hamilton Insurance Group Ltd., Class B	454	15,409
Kinsale Capital Group, Inc.	100	32,981
Palomar Holdings, Inc. (a)	991	125,253
RLI Corp.	2,289	135,211
See Notes to Schedule of Investments and Notes to Financial Statements.

26	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Selective Insurance Group, Inc.	321	$31,140
Skyward Specialty Insurance Group, Inc. (a)	1,805	105,322
		472,312
Publishing - 0.6%
John Wiley & Sons, Inc., Class A	2,802	135,925
Real Estate Services - 0.2%
Cushman & Wakefield Ltd. (a)	3,662	49,034
Regional Banks - 9.8%
1st Source Corp.	569	46,419
Atlantic Union Bankshares Corp.	626	26,486
Axos Financial, Inc. (a)	278	27,074
BancFirst Corp.	690	76,680
Bank OZK	903	47,037
BankUnited, Inc.	461	22,335
Central BanCo, Inc., Class A	2,330	70,785
Columbia Banking System, Inc.	3,702	118,649
Commerce Bancshares, Inc.	1,380	79,695
ConnectOne Bancorp, Inc.	759	25,381
Cullen/Frost Bankers, Inc.	1,337	206,593
CVB Financial Corp.	1,166	26,293
East West Bancorp, Inc.	196	25,302
Enterprise Financial Services Corp.	391	25,759
Equity Bancshares, Inc., Class A	563	27,581
First Financial Bankshares, Inc.	2,775	96,015
Five Star Bancorp	421	20,499
Fulton Financial Corp.	4,795	115,991
German American Bancorp, Inc.	1,485	70,478
Home BancShares, Inc.	1,036	29,578
Lakeland Financial Corp.	284	17,529
Live Oak Bancshares, Inc.	5,031	205,466
Metropolitan Bank Holding Corp.	325	32,097
National Bank Holdings Corp., Class A	1,043	46,341
Nicolet Bankshares, Inc.	285	47,136
Old Second Bancorp, Inc.	1,228	28,637
Origin Bancorp, Inc.	867	44,347
Preferred Bank	312	33,153
Prosperity Bancshares, Inc.	1,781	130,066
QCR Holdings, Inc.	417	40,595
	Number of Shares	Fair Value
Renasant Corp.	3,081	$131,066
Stock Yards Bancorp, Inc.	770	58,882
Texas Capital Bancshares, Inc.	357	36,864
UMB Financial Corp.	454	64,813
Wintrust Financial Corp.	440	70,717
WSFS Financial Corp.	2,089	160,289
		2,332,628
Research & Consulting Services - 0.2%
ICF International, Inc.	145	10,565
Innodata, Inc. (a)	126	9,523
Planet Labs PBC (a)	660	21,866
		41,954
Restaurants - 1.9%
Brinker International, Inc. (a)	597	100,296
Cava Group, Inc. (a)	990	77,695
Cheesecake Factory, Inc.	956	76,040
Dutch Bros, Inc., Class A (a)	334	23,985
First Watch Restaurant Group, Inc. (a)	2,230	28,745
Shake Shack, Inc., Class A (a)	390	21,848
Texas Roadhouse, Inc.	372	71,882
Wingstop, Inc.	350	60,693
		461,184
Retail REITs - 0.2%
Kite Realty Group Trust	1,062	30,139
Phillips Edison & Co., Inc.	624	25,971
		56,110
Security & Alarm Services - 0.7%
Brink's Co.	1,871	176,791
Semiconductor Materials & Equipment - 1.2%
Axcelis Technologies, Inc. (a)	177	33,533
Ichor Holdings Ltd. (a)	266	29,867
MKS, Inc.	84	37,363
Onto Innovation, Inc. (a)	461	174,465
		275,228
Semiconductors - 2.3%
Allegro MicroSystems, Inc. (a)	405	28,196
Credo Technology Group Holding Ltd. (a)	205	55,750
Diodes, Inc. (a)	135	14,774
Lattice Semiconductor Corp. (a)	123	18,814
Power Integrations, Inc.	440	36,854
Rambus, Inc. (a)	1,016	134,864
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	27

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Semtech Corp. (a)	907	$146,798
Silicon Motion Technology Corp. ADR	36	12,000
SiTime Corp. (a)	110	82,012
Synaptics, Inc. (a)	76	9,441
		539,503
Silver - 0.1%
Hecla Mining Co.	905	13,964
Single-Family Residential REITs - 0.0%*
UMH Properties, Inc.	670	10,144
Soft Drinks & Non-Alcoholic Beverages - 1.0%
Celsius Holdings, Inc. (a)	2,762	80,871
Primo Brands Corp., Class A	5,225	127,699
Vita Coco Co., Inc. (a)	376	24,869
		233,439
Specialized Consumer Services - 1.0%
Matthews International Corp., Class A	2,130	57,340
OneSpaWorld Holdings Ltd.	6,505	183,701
		241,041
Specialty Chemicals - 2.7%
Avient Corp.	3,585	132,501
HB Fuller Co.	537	31,302
Ingevity Corp. (a)	3,084	230,282
Quaker Chemical Corp.	723	114,863
Sensient Technologies Corp.	610	75,207
Solstice Advanced Materials, Inc.	550	48,730
		632,885
Steel - 0.4%
Commercial Metals Co.	1,330	83,457
Systems Software - 1.1%
Commvault Systems, Inc. (a)	955	135,352
Gitlab, Inc., Class A (a)	560	17,097
JFrog Ltd. (a)	150	13,632
Progress Software Corp. (a)	1,009	33,882
SentinelOne, Inc., Class A (a)	3,930	66,692
		266,655
	Number of Shares	Fair Value
Technology Distributors - 0.1%
Insight Enterprises, Inc. (a)	136	$16,565
Technology Hardware, Storage & Peripherals - 0.8%
Corsair Gaming, Inc. (a)	4,213	40,740
Everpure, Inc., Class A (a)	1,755	138,276
		179,016
Timber REITs - 0.1%
Rayonier, Inc.	722	15,364
Trading Companies & Distributors - 1.4%
Applied Industrial Technologies, Inc.	736	248,878
Herc Holdings, Inc.	222	31,822
SiteOne Landscape Supply, Inc. (a)	62	7,094
Transcat, Inc. (a)	490	45,457
		333,251
Transaction & Payment Processing Services - 0.6%
EVERTEC, Inc.	1,241	34,475
Flywire Corp. (a)	3,219	56,558
Shift4 Payments, Inc., Class A (a)	1,256	61,092
		152,125
Water Utilities - 0.1%
American States Water Co.	338	27,929
Total Common Stock (Cost $16,185,819)		22,149,984
Short-Term Investment - 6.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.62% (c)(d) (Cost $1,556,588)	1,556,588	1,556,588
Total Investments (Cost $17,742,407)		23,706,572
Other Assets and Liabilities, net - 0.2%		35,803
NET ASSETS - 100.0%		$23,742,375
See Notes to Schedule of Investments and Notes to Financial Statements.

28	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
Other Information:
The Fund had the following long futures contracts open at June 30, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	September 2026	3	$445,210	$456,840	$11,630
During the period ended June 30, 2026, the average notional value related to long futures contracts was $504,138.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2026, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2026.
*	Less than 0.05%.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$22,149,984	$—	$—	$22,149,984
Short-Term Investment	1,556,588	—	—	1,556,588
Total Investments in Securities	$23,706,572	$—	$—	$23,706,572
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$11,630	$—	$—	$11,630
Total Other Financial Instruments	$11,630	$—	$—	$11,630

Affiliate Table

	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,339,339	$1,339,339	$4,603,437	$4,386,188	$—	$—	1,556,588	$1,556,588	$1,280
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	29

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments — June 30, 2026 (Unaudited)

	Number of Shares	Fair Value
Common Stock - 99.1% †
Advertising - 0.1%
Omnicom Group, Inc.	1,016	$73,995
Trade Desk, Inc., Class A (a)	1,400	25,312
		99,307
Aerospace & Defense - 2.3%
Axon Enterprise, Inc. (a)	239	133,986
Boeing Co. (a)	2,584	559,358
General Dynamics Corp.	832	294,728
General Electric Co.	3,394	1,268,440
Honeywell Aerospace, Inc. (a)	1,049	231,913
Howmet Aerospace, Inc.	1,338	359,735
Huntington Ingalls Industries, Inc.	131	36,666
L3Harris Technologies, Inc.	634	184,234
Lockheed Martin Corp.	639	325,545
Northrop Grumman Corp.	440	224,096
RTX Corp.	4,424	839,366
Textron, Inc.	602	55,221
TransDigm Group, Inc.	185	246,427
		4,759,715
Agricultural & Farm Machinery - 0.2%
Deere & Co.	800	507,464
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	1,517	115,899
Bunge Global SA	427	45,574
		161,473
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	352	66,296
Expeditors International of Washington, Inc.	428	69,755
FedEx Corp.	691	216,373
United Parcel Service, Inc., Class B	2,443	262,622
		615,046
Apparel Retail - 0.4%
Ross Stores, Inc.	1,010	214,979
TJX Cos., Inc.	3,550	537,825
		752,804
Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	391	44,644
Ralph Lauren Corp.	137	54,993
Tapestry, Inc.	654	95,733
		195,370
	Number of Shares	Fair Value
Application Software - 1.7%
Adobe, Inc. (a)	1,279	$262,221
AppLovin Corp., Class A (a)	875	450,826
Autodesk, Inc. (a)	707	137,455
Cadence Design Systems, Inc. (a)	890	334,035
Datadog, Inc., Class A (a)	1,100	286,396
Fair Isaac Corp. (a)	77	91,998
Intuit, Inc.	928	242,208
Palantir Technologies, Inc., Class A (a)	7,442	868,258
PTC, Inc. (a)	431	48,966
Roper Technologies, Inc.	296	100,163
Salesforce, Inc.	2,641	413,739
Synopsys, Inc. (a)	639	285,039
Trimble, Inc. (a)	641	32,806
Tyler Technologies, Inc. (a)	152	44,454
Workday, Inc., Class A (a)	662	81,042
		3,679,606
Asset Management & Custody Banks - 0.9%
Ameriprise Financial, Inc.	304	139,463
ARES Management Corp., Class A	700	77,917
Bank of New York Mellon Corp.	2,296	332,024
Blackrock, Inc.	479	460,587
Blackstone, Inc.	2,445	287,703
Franklin Resources, Inc.	991	32,971
Invesco Ltd.	1,674	44,177
KKR & Co., Inc.	2,292	210,360
Northern Trust Corp.	634	110,214
State Street Corp. (b)	841	142,634
T. Rowe Price Group, Inc.	578	65,713
		1,903,763
Automobile Manufacturers - 2.0%
Ford Motor Co.	13,070	181,673
General Motors Co.	2,917	224,842
Tesla, Inc. (a)	9,180	3,861,108
		4,267,623
Automotive Parts & Equipment - 0.0%*
Aptiv PLC (a)	681	41,800
Automotive Retail - 0.3%
AutoZone, Inc. (a)	47	150,209
Carvana Co. (a)	2,400	157,968
O'Reilly Automotive, Inc. (a)	2,704	249,012
		557,189
See Notes to Schedule of Investments and Notes to Financial Statements.

30	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Biotechnology - 1.6%
AbbVie, Inc.	5,715	$1,438,123
Amgen, Inc.	1,755	635,521
Biogen, Inc. (a)	486	105,005
Gilead Sciences, Inc.	4,039	510,287
Incyte Corp. (a)	518	58,720
Moderna, Inc. (a)	1,046	73,251
Regeneron Pharmaceuticals, Inc.	325	202,651
Vertex Pharmaceuticals, Inc. (a)	806	400,364
		3,423,922
Brewers - 0.0%*
Molson Coors Beverage Co., Class B	610	23,766
Broadcasting - 0.0%*
Fox Corp., Class A	572	29,835
Fox Corp., Class B	495	23,186
Paramount Skydance Corp., Class B	796	7,849
		60,870
Broadline Retail - 3.7%
Amazon.com, Inc. (a)	31,845	7,589,937
eBay, Inc.	1,496	167,178
		7,757,115
Building Products - 0.5%
A.O. Smith Corp.	355	22,266
Allegion PLC	179	25,148
Builders FirstSource, Inc. (a)	400	35,792
Carrier Global Corp.	2,649	194,304
Johnson Controls International PLC	1,977	288,860
Lennox International, Inc.	113	64,743
Masco Corp.	666	54,192
Trane Technologies PLC	738	362,476
		1,047,781
Cable & Satellite - 0.0%*
Charter Communications, Inc., Class A (a)	296	42,094
EchoStar Corp., Class A (a)	400	40,600
		82,694
Cargo Ground Transportation - 0.1%
Fedex Freight Holding Co., Inc. (a)	345	52,095
	Number of Shares	Fair Value
JB Hunt Transport Services, Inc.	256	$74,094
Old Dominion Freight Line, Inc.	630	136,458
		262,647
Casinos & Gaming - 0.1%
Las Vegas Sands Corp.	1,025	47,345
MGM Resorts International (a)	634	30,311
Wynn Resorts Ltd.	311	30,195
		107,851
Commodity Chemicals - 0.1%
Dow, Inc.	2,348	64,241
LyondellBasell Industries NV, Class A	852	44,858
		109,099
Communications Equipment - 1.3%
Arista Networks, Inc. (a)	3,341	567,569
Ciena Corp. (a)	470	230,563
Cisco Systems, Inc.	12,898	1,514,999
F5, Inc. (a)	163	67,802
Lumentum Holdings, Inc. (a)	239	205,077
Motorola Solutions, Inc.	539	223,841
		2,809,851
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	660	50,081
Construction & Engineering - 0.3%
Comfort Systems USA, Inc.	114	225,942
EMCOR Group, Inc.	142	117,843
Quanta Services, Inc.	498	358,580
		702,365
Construction Machinery & Heavy Transportation Equipment - 1.1%
Caterpillar, Inc. (c)	1,498	1,595,220
Cummins, Inc.	449	320,231
PACCAR, Inc.	1,753	210,570
Westinghouse Air Brake Technologies Corp.	496	133,722
		2,259,743
Construction Materials - 0.2%
CRH PLC	2,200	235,400
Martin Marietta Materials, Inc.	190	109,573
Vulcan Materials Co.	434	128,034
		473,007
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	31

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Consumer Electronics - 0.1%
Garmin Ltd.	555	$131,835
Consumer Finance - 0.5%
American Express Co.	1,708	577,731
Capital One Financial Corp.	1,983	397,830
Synchrony Financial	1,143	86,925
		1,062,486
Consumer Staples Merchandise Retail - 1.6%
Costco Wholesale Corp.	1,443	1,349,883
Dollar General Corp.	688	79,196
Dollar Tree, Inc. (a)	561	67,853
Target Corp.	1,473	192,389
Walmart, Inc.	14,262	1,615,314
		3,304,635
Copper - 0.1%
Freeport-McMoRan, Inc.	4,794	301,495
Data Center REITs - 0.2%
Digital Realty Trust, Inc.	1,071	192,330
Equinix, Inc.	312	325,226
		517,556
Data Processing & Outsourced Services - 0.0%*
Broadridge Financial Solutions, Inc.	359	49,165
Distillers & Vintners - 0.0%*
Brown-Forman Corp., Class B	555	14,791
Constellation Brands, Inc., Class A	441	61,338
		76,129
Distributors - 0.0%*
Genuine Parts Co.	486	57,338
Diversified Banks - 3.1%
Bank of America Corp.	21,190	1,207,406
Citigroup, Inc.	5,549	776,638
Fifth Third Bancorp	3,092	174,296
JPMorgan Chase & Co.	8,717	2,853,336
KeyCorp	3,088	71,178
PNC Financial Services Group, Inc.	1,308	322,056
U.S. Bancorp	5,050	305,020
Wells Fargo & Co.	9,966	823,590
		6,533,520
	Number of Shares	Fair Value
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	1,576	$186,457
Diversified Support Services - 0.1%
Cintas Corp.	1,037	176,373
Copart, Inc. (a)	2,990	84,288
		260,661
Electric Utilities - 1.4%
Alliant Energy Corp.	902	68,814
American Electric Power Co., Inc.	1,762	241,059
Constellation Energy Corp.	1,039	258,056
Duke Energy Corp.	2,481	314,045
Edison International	1,323	98,497
Entergy Corp.	1,417	162,757
Evergy, Inc.	788	68,107
Eversource Energy	1,262	91,205
Exelon Corp.	3,438	160,279
FirstEnergy Corp.	1,761	83,718
NextEra Energy, Inc.	6,832	599,645
NRG Energy, Inc.	623	90,995
PG&E Corp.	6,813	114,595
Pinnacle West Capital Corp.	389	41,623
PPL Corp.	2,527	91,856
Southern Co.	3,556	340,345
Xcel Energy, Inc.	1,920	154,176
		2,979,772
Electrical Components & Equipment - 0.8%
AMETEK, Inc.	722	174,681
Eaton Corp. PLC	1,263	538,189
Emerson Electric Co.	1,805	258,386
Generac Holdings, Inc. (a)	165	48,314
Hubbell, Inc.	180	94,176
Rockwell Automation, Inc.	374	185,160
Vertiv Holdings Co., Class A	1,256	420,534
		1,719,440
Electronic Components - 0.8%
Amphenol Corp., Class A	4,040	712,333
Coherent Corp. (a)	600	236,682
Corning, Inc.	2,576	657,988
		1,607,003
Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (a)	578	202,340
Teledyne Technologies, Inc. (a)	151	100,702
See Notes to Schedule of Investments and Notes to Financial Statements.

32	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Zebra Technologies Corp., Class A (a)	142	$37,383
		340,425
Electronic Manufacturing Services - 0.3%
Flex Ltd. (a)	1,200	194,484
Jabil, Inc.	342	131,834
TE Connectivity PLC	984	198,384
		524,702
Environmental & Facilities Services - 0.2%
Republic Services, Inc.	551	117,407
Rollins, Inc.	1,000	41,740
Veralto Corp.	847	75,112
Waste Management, Inc.	1,108	246,951
		481,210
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	539	58,352
Corteva, Inc.	2,234	189,198
Mosaic Co.	1,027	21,762
		269,312
Financial Exchanges & Data - 0.7%
Cboe Global Markets, Inc.	318	77,169
CME Group, Inc.	1,175	259,475
Coinbase Global, Inc., Class A (a)	729	106,573
FactSet Research Systems, Inc.	127	29,220
Intercontinental Exchange, Inc.	1,793	220,736
Moody's Corp.	487	220,572
MSCI, Inc.	219	122,649
Nasdaq, Inc.	1,512	119,176
S&P Global, Inc.	980	399,115
		1,554,685
Food Distributors - 0.1%
Sysco Corp.	1,619	135,316
Food Retail - 0.1%
Casey's General Stores, Inc.	120	95,375
Kroger Co.	1,943	107,895
		203,270
Footwear - 0.1%
Deckers Outdoor Corp. (a)	406	40,312
NIKE, Inc., Class B	3,960	162,558
		202,870
	Number of Shares	Fair Value
Gas Utilities - 0.0%*
Atmos Energy Corp.	568	$97,849
Gold - 0.2%
Newmont Corp.	3,537	330,356
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	500	26,425
Healthpeak Properties, Inc.	2,424	51,873
Ventas, Inc.	1,595	141,636
Welltower, Inc.	2,244	509,321
		729,255
Healthcare Distributors - 0.3%
Cardinal Health, Inc.	785	186,485
Cencora, Inc.	645	182,522
Henry Schein, Inc. (a)	362	30,234
McKesson Corp.	391	295,440
		694,681
Healthcare Equipment - 1.3%
Abbott Laboratories	5,527	501,520
Baxter International, Inc.	1,781	37,971
Becton Dickinson & Co.	934	141,342
Boston Scientific Corp. (a)	4,948	211,181
Dexcom, Inc. (a)	1,228	82,706
Edwards Lifesciences Corp. (a)	1,940	175,492
GE HealthCare Technologies, Inc.	1,491	95,439
Hologic, Inc. (a)	699	7
IDEXX Laboratories, Inc. (a)	269	141,612
Insulet Corp. (a)	212	32,277
Intuitive Surgical, Inc. (a)	1,143	454,548
Medtronic PLC	4,226	330,600
ResMed, Inc.	460	89,645
STERIS PLC	344	72,436
Stryker Corp.	1,113	350,417
Zimmer Biomet Holdings, Inc.	689	59,316
		2,776,509
Healthcare Facilities - 0.1%
HCA Healthcare, Inc.	522	203,522
Universal Health Services, Inc., Class B	188	27,954
		231,476
Healthcare Services - 0.4%
Cigna Group	839	231,296
CVS Health Corp.	4,176	432,007
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	33

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
DaVita, Inc. (a)	58	$12,904
Labcorp Holdings, Inc.	253	70,840
Quest Diagnostics, Inc.	337	71,427
		818,474
Healthcare Supplies - 0.1%
Align Technology, Inc. (a)	218	36,768
Cooper Cos., Inc. (a)	670	48,046
Solventum Corp. (a)	516	39,809
		124,623
Healthcare Technology - 0.0%*
Veeva Systems, Inc., Class A (a)	500	88,735
Heavy Electrical Equipment - 0.5%
GE Vernova, Inc.	858	1,008,030
Home Building - 0.2%
Dr. Horton, Inc.	858	139,751
Lennar Corp., Class A	655	59,271
NVR, Inc. (a)	8	54,507
PulteGroup, Inc.	641	87,952
		341,481
Home Furnishing Retail - 0.0%*
Williams-Sonoma, Inc.	395	92,075
Home Improvement Retail - 0.7%
Home Depot, Inc.	3,191	1,125,402
Lowe's Cos., Inc.	1,764	388,944
		1,514,346
Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts, Inc.	2,184	51,783
Hotels, Resorts & Cruise Lines - 0.8%
Airbnb, Inc., Class A (a)	1,413	202,200
Booking Holdings, Inc.	2,575	458,968
Carnival Corp. Ltd.	3,544	101,252
Expedia Group, Inc.	341	87,255
Hilton Worldwide Holdings, Inc.	764	252,471
Marriott International, Inc., Class A	727	269,419
Norwegian Cruise Line Holdings Ltd. (a)	1,496	31,581
Royal Caribbean Cruises Ltd.	826	262,280
		1,665,426
	Number of Shares	Fair Value
Household Products - 0.7%
Church & Dwight Co., Inc.	769	$74,500
Clorox Co.	388	37,031
Colgate-Palmolive Co.	2,674	245,152
Kimberly-Clark Corp.	1,075	118,003
Procter & Gamble Co.	7,520	1,102,733
		1,577,419
Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	1,254	280,833
Paychex, Inc.	1,058	104,033
		384,866
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	2,416	35,418
Vistra Corp.	1,087	172,431
		207,849
Industrial Conglomerates - 0.2%
3M Co.	1,757	284,476
Honeywell International, Inc.	1,050	234,983
		519,459
Industrial Gases - 0.5%
Air Products & Chemicals, Inc.	690	202,294
Linde PLC	1,505	781,005
		983,299
Industrial Machinery & Supplies & Components - 0.6%
Dover Corp.	406	91,058
Fortive Corp.	1,047	63,961
IDEX Corp.	218	49,475
Illinois Tool Works, Inc.	781	211,237
Ingersoll Rand, Inc.	1,187	97,322
Nordson Corp.	189	57,019
Otis Worldwide Corp.	1,108	79,333
Parker-Hannifin Corp.	410	401,029
Pentair PLC	584	44,769
Snap-on, Inc.	182	73,237
Stanley Black & Decker, Inc.	549	51,672
Xylem, Inc.	826	97,642
		1,317,754
Industrial REITs - 0.2%
Prologis, Inc.	3,058	414,267
Insurance Brokers - 0.4%
Aon PLC, Class A	703	233,178
See Notes to Schedule of Investments and Notes to Financial Statements.

34	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Arthur J Gallagher & Co.	843	$193,528
Brown & Brown, Inc.	940	60,301
Marsh & McLennan Cos., Inc.	1,579	263,172
Willis Towers Watson PLC	304	79,456
		829,635
Integrated Oil & Gas - 1.4%
Chevron Corp.	6,023	998,372
Exxon Mobil Corp.	13,496	1,845,173
Occidental Petroleum Corp.	2,396	116,374
		2,959,919
Integrated Telecommunication Services - 0.6%
AT&T, Inc.	22,523	466,226
Comcast Corp., Class A	11,397	279,796
Verizon Communications, Inc.	13,597	575,697
		1,321,719
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	658	134,917
Take-Two Interactive Software, Inc. (a)	591	147,738
		282,655
Interactive Media & Services - 7.7%
Alphabet, Inc., Class A	19,063	6,812,544
Alphabet, Inc., Class C	15,407	5,443,755
Meta Platforms, Inc., Class A	7,143	4,023,581
		16,279,880
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	482	56,977
GoDaddy, Inc., Class A (a)	386	32,764
VeriSign, Inc.	265	66,663
		156,404
Investment Banking & Brokerage - 1.3%
Charles Schwab Corp.	5,261	485,433
Goldman Sachs Group, Inc.	960	970,915
Interactive Brokers Group, Inc., Class A	1,500	130,560
Morgan Stanley	3,926	820,691
Raymond James Financial, Inc.	611	92,890
Robinhood Markets, Inc., Class A (a)	2,572	257,920
		2,758,409
IT Consulting & Other Services - 0.6%
Accenture PLC, Class A	1,951	242,782
	Number of Shares	Fair Value
Cognizant Technology Solutions Corp., Class A	1,587	$61,465
Gartner, Inc. (a)	225	29,165
International Business Machines Corp.	3,058	859,940
		1,193,352
Leisure Products - 0.0%*
Hasbro, Inc.	463	38,239
Life & Health Insurance - 0.3%
Aflac, Inc.	1,479	173,413
Globe Life, Inc.	267	47,707
MetLife, Inc.	1,726	146,037
Principal Financial Group, Inc.	692	74,584
Prudential Financial, Inc.	1,087	117,320
		559,061
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	865	114,898
Bio-Techne Corp.	512	36,173
Charles River Laboratories International, Inc. (a)	157	35,606
Danaher Corp.	1,971	375,436
IQVIA Holdings, Inc. (a)	498	96,223
Mettler-Toledo International, Inc. (a)	68	86,871
Revvity, Inc.	346	38,496
Thermo Fisher Scientific, Inc.	1,202	602,635
Waters Corp. (a)	316	118,512
West Pharmaceutical Services, Inc.	245	87,955
		1,592,805
Managed Healthcare - 0.8%
Centene Corp. (a)	1,612	103,474
Elevance Health, Inc.	710	274,578
Humana, Inc.	400	158,888
UnitedHealth Group, Inc.	2,968	1,233,590
		1,770,530
Metal, Glass & Plastic Containers - 0.0%*
Ball Corp.	926	57,782
Movies & Entertainment - 0.9%
Live Nation Entertainment, Inc. (a)	539	98,696
Netflix, Inc. (a)	13,800	985,320
TKO Group Holdings, Inc.	236	47,509
Walt Disney Co.	5,610	539,963
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	35

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Warner Bros Discovery, Inc. (a)	8,294	$221,118
		1,892,606
Multi-Family Residential REITs - 0.2%
AvalonBay Communities, Inc.	447	84,344
Camden Property Trust	400	45,796
Equity Residential	1,034	70,240
Essex Property Trust, Inc.	181	52,778
Mid-America Apartment Communities, Inc.	434	60,300
UDR, Inc.	1,109	44,271
		357,729
Multi-Sector Holdings - 1.4%
Berkshire Hathaway, Inc., Class B (a)	5,965	2,984,826
Multi-Utilities - 0.6%
Ameren Corp.	866	97,893
CenterPoint Energy, Inc.	2,240	98,650
CMS Energy Corp.	1,058	80,937
Consolidated Edison, Inc.	1,139	126,007
Dominion Energy, Inc.	2,880	196,675
DTE Energy Co.	702	106,964
NiSource, Inc.	1,685	80,122
Public Service Enterprise Group, Inc.	1,553	126,041
Sempra	2,178	201,922
WEC Energy Group, Inc.	1,039	121,324
		1,236,535
Office REITs - 0.0%*
BXP, Inc.	461	30,569
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	3,271	181,540
Halliburton Co.	2,587	87,829
SLB Ltd.	4,959	230,544
		499,913
Oil & Gas Exploration & Production - 0.6%
APA Corp.	1,268	41,299
ConocoPhillips	4,017	417,607
Devon Energy Corp.	3,858	159,413
Diamondback Energy, Inc.	594	104,413
EOG Resources, Inc.	1,763	228,714
EQT Corp.	2,100	111,657
Expand Energy Corp.	808	73,681
Texas Pacific Land Corp.	179	78,338
		1,215,122
	Number of Shares	Fair Value
Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	982	$251,068
Phillips 66 Co.	1,359	229,739
Valero Energy Corp.	966	251,585
		732,392
Oil & Gas Storage & Transportation - 0.4%
Kinder Morgan, Inc.	5,927	189,486
ONEOK, Inc.	2,117	184,052
Targa Resources Corp.	684	183,408
Williams Cos., Inc.	3,953	293,866
		850,812
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	942	118,984
VICI Properties, Inc.	3,022	80,234
		199,218
Other Specialty Retail - 0.1%
Tractor Supply Co.	1,761	55,665
Ulta Beauty, Inc. (a)	152	68,549
		124,214
Packaged Foods & Meats - 0.3%
General Mills, Inc.	1,279	44,509
Hershey Co.	463	81,233
Hormel Foods Corp.	1,097	27,228
J.M. Smucker Co.	359	40,388
Kraft Heinz Co.	2,849	67,293
McCormick & Co., Inc.	886	44,672
Mondelez International, Inc., Class A	4,014	232,170
Tyson Foods, Inc., Class A	973	55,704
		593,197
Paper & Plastic Packaging Products & Materials - 0.2%
Amcor PLC	1,527	66,196
Avery Dennison Corp.	157	25,489
International Paper Co.	1,814	69,113
Packaging Corp. of America	303	72,199
Smurfit Westrock PLC	1,728	79,937
		312,934
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	2,126	199,121
Southwest Airlines Co.	1,296	66,641
United Airlines Holdings, Inc. (a)	1,073	145,917
		411,679
See Notes to Schedule of Investments and Notes to Financial Statements.

36	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Passenger Ground Transportation - 0.2%
Uber Technologies, Inc. (a)	6,730	$485,637
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	805	63,555
Kenvue, Inc.	5,552	106,099
		169,654
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	6,643	382,770
Eli Lilly & Co.	2,574	3,087,333
Johnson & Johnson	7,831	1,988,839
Merck & Co., Inc.	8,035	1,032,497
Pfizer, Inc.	18,245	439,340
Viatris, Inc.	3,796	60,280
Zoetis, Inc.	1,409	101,251
		7,092,310
Property & Casualty Insurance - 0.9%
Allstate Corp.	837	199,156
American International Group, Inc.	1,741	129,757
Arch Capital Group Ltd. (a)	991	96,186
Assurant, Inc.	152	40,817
Chubb Ltd.	1,139	388,103
Cincinnati Financial Corp.	523	96,828
Erie Indemnity Co., Class A	100	23,975
Hartford Insurance Group, Inc.	931	123,376
Loews Corp.	555	62,832
Progressive Corp.	1,803	393,865
Travelers Cos., Inc.	692	228,443
W.R. Berkley Corp.	866	61,079
		1,844,417
Publishing - 0.0%*
News Corp., Class A	1,377	34,191
Rail Transportation - 0.5%
CSX Corp.	6,206	294,971
Norfolk Southern Corp.	728	229,022
Union Pacific Corp.	1,945	529,040
		1,053,033
Real Estate Services - 0.1%
CBRE Group, Inc., Class A (a)	969	130,515
CoStar Group, Inc. (a)	1,486	42,083
		172,598
	Number of Shares	Fair Value
Regional Banks - 0.3%
Citizens Financial Group, Inc.	1,376	$96,416
Huntington Bancshares, Inc.	6,928	122,834
M&T Bank Corp.	418	99,488
Regions Financial Corp.	2,207	66,651
Truist Financial Corp.	4,212	209,842
		595,231
Reinsurance - 0.0%*
Everest Group Ltd.	112	40,010
Research & Consulting Services - 0.1%
Equifax, Inc.	393	62,377
Jacobs Solutions, Inc.	329	41,454
Leidos Holdings, Inc.	459	47,263
Verisk Analytics, Inc.	373	66,965
		218,059
Restaurants - 0.8%
Chipotle Mexican Grill, Inc. (a)	4,345	147,730
Darden Restaurants, Inc.	392	80,756
Domino's Pizza, Inc.	113	33,453
DoorDash, Inc., Class A (a)	1,234	227,710
McDonald's Corp.	2,245	606,846
Starbucks Corp.	3,760	384,234
Yum! Brands, Inc.	826	132,044
		1,612,773
Retail REITs - 0.3%
Federal Realty Investment Trust	317	39,131
Kimco Realty Corp.	2,566	65,048
Realty Income Corp.	3,165	196,103
Regency Centers Corp.	620	49,439
Simon Property Group, Inc.	1,085	242,660
		592,381
Self Storage REITs - 0.1%
Extra Space Storage, Inc.	712	103,454
Public Storage	542	172,524
		275,978
Semiconductor Materials & Equipment - 2.5%
Applied Materials, Inc.	2,582	1,866,786
KLA Corp.	4,250	1,282,267
Lam Research Corp.	4,068	1,762,786
Qnity Electronics, Inc.	728	118,890
Teradyne, Inc.	496	239,985
		5,270,714
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	37

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Semiconductors - 16.5%
Advanced Micro Devices, Inc. (a)	5,283	$3,068,947
Analog Devices, Inc.	1,578	626,734
Broadcom, Inc.	15,403	5,818,483
First Solar, Inc. (a)	356	84,002
Intel Corp. (a)	15,385	2,148,208
Marvell Technology, Inc.	2,848	848,391
Microchip Technology, Inc.	1,733	158,050
Micron Technology, Inc.	3,677	4,244,324
Monolithic Power Systems, Inc.	157	217,030
NVIDIA Corp.	78,793	15,765,691
NXP Semiconductors NV	851	239,157
ON Semiconductor Corp. (a)	1,246	117,797
QUALCOMM, Inc.	3,431	634,014
Skyworks Solutions, Inc.	500	33,900
Texas Instruments, Inc.	2,981	888,547
		34,893,275
Single-Family Residential REITs - 0.0%*
Invitation Homes, Inc.	1,630	49,242
Soft Drinks & Non-Alcoholic Beverages - 1.0%
Coca-Cola Co.	12,681	1,030,585
Keurig Dr. Pepper, Inc.	4,536	148,463
Monster Beverage Corp. (a)	2,280	219,154
PepsiCo, Inc.	4,497	608,894
		2,007,096
Specialty Chemicals - 0.4%
Albemarle Corp.	382	51,582
DuPont de Nemours, Inc.	485	65,785
Ecolab, Inc.	794	221,216
International Flavors & Fragrances, Inc.	863	68,367
PPG Industries, Inc.	738	89,512
Sherwin-Williams Co.	744	256,174
		752,636
Steel - 0.1%
Nucor Corp.	729	162,385
Steel Dynamics, Inc.	438	100,503
		262,888
Systems Software - 5.7%
Crowdstrike Holdings, Inc., Class A (a)	820	625,775
Fortinet, Inc. (a)	2,026	311,234
Gen Digital, Inc.	1,909	47,515
Microsoft Corp.	24,166	9,014,401
	Number of Shares	Fair Value
Oracle Corp.	5,502	$806,318
Palo Alto Networks, Inc. (a)	2,664	908,477
ServiceNow, Inc. (a)	3,355	333,085
		12,046,805
Technology Distributors - 0.0%*
CDW Corp.	378	53,162
Technology Hardware, Storage & Peripherals - 8.1%
ABIOMED, Inc. (a)	199	203
Apple, Inc.	47,780	13,825,621
Dell Technologies, Inc., Class C	941	406,004
Hewlett Packard Enterprise Co.	4,467	201,506
HP, Inc.	3,129	68,650
NetApp, Inc.	638	98,737
Sandisk Corp. (a)	477	1,084,569
Seagate Technology Holdings PLC	718	692,870
Super Micro Computer, Inc. (a)	1,700	49,861
Western Digital Corp.	1,120	715,367
		17,143,388
Telecom Tower REITs - 0.2%
American Tower Corp.	1,482	242,411
Crown Castle, Inc.	1,468	111,171
SBA Communications Corp.	352	62,114
		415,696
Timber REITs - 0.0%*
Weyerhaeuser Co.	2,054	49,173
Tobacco - 0.6%
Altria Group, Inc.	5,494	395,293
Philip Morris International, Inc.	5,070	917,214
		1,312,507
Trading Companies & Distributors - 0.3%
Fastenal Co.	3,891	186,885
United Rentals, Inc.	192	217,515
WW Grainger, Inc.	143	194,537
		598,937
Transaction & Payment Processing Services - 1.8%
Block, Inc. (a)	1,768	134,368
Corpay, Inc. (a)	213	70,987
Fidelity National Information Services, Inc.	1,747	67,923
See Notes to Schedule of Investments and Notes to Financial Statements.

38	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Fiserv, Inc. (a)	1,738	$85,249
Global Payments, Inc.	829	60,152
Jack Henry & Associates, Inc.	249	34,297
Mastercard, Inc., Class A	2,598	1,334,333
PayPal Holdings, Inc.	2,692	116,241
Visa, Inc., Class A	5,402	1,853,372
		3,756,922
Water Utilities - 0.0%*
American Water Works Co., Inc.	633	83,290
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	1,546	259,311
Total Common Stock (Cost $37,784,111)		209,564,696
	Number of Shares	Fair Value
Short-Term Investment - 0.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.62% (d)(e) (Cost $1,245,226)	1,245,226	$1,245,226
Total Investments (Cost $39,029,337)		210,809,922
Other Assets and Liabilities, net - 0.3%		707,367
NET ASSETS - 100.0%		$211,517,289

Other Information:
The Fund had the following long futures contracts open at June 30, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	September 2026	4	$1,504,261	$1,509,640	$5,379
During the period ended June 30, 2026, the average notional value related to long futures contracts was $1,659,929.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's sub- administrator, custodian and accounting agent.
(c)	At June 30, 2026, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(d)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2026.
*	Less than 0.05%.

Abbreviations:
REIT - Real Estate Investment Trust
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	39

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$209,564,486	$210	$—	$209,564,696
Short-Term Investment	1,245,226	—	—	1,245,226
Total Investments in Securities	$210,809,712	$210	$—	$210,809,922
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$5,379	$—	$—	$5,379
Total Other Financial Instruments	$5,379	$—	$—	$5,379

Affiliate Table

	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Corp.	1,023	$131,977	$—	$23,359	$15,499	$18,517	841	$142,634	$1,566
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,950,092	1,950,092	12,104,947	12,809,813	—	—	1,245,226	1,245,226	30,212
TOTAL		$2,082,069	$12,104,947	$12,833,172	$15,499	$18,517		$1,387,860	$31,778
See Notes to Schedule of Investments and Notes to Financial Statements.

40	State Street S&P 500 Index V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments — June 30, 2026 (Unaudited)

	Number of Shares	Fair Value
Domestic Equity - 43.9% †
Common Stock - 43.9%
Advertising - 0.0%*
Advantage Solutions, Inc. (a)	89	$3,848
Boston Omaha Corp., Class A (a)	517	7,052
Clear Channel Outdoor Holdings, Inc. (a)	9,878	23,905
DoubleVerify Holdings, Inc. (a)	3,564	38,634
Emerald Holding, Inc.	160	806
Ibotta, Inc., Class A (a)	263	8,984
Magnite, Inc. (a)	3,646	69,201
MNTN, Inc., Class A (a)	1,184	10,893
National CineMedia, Inc.	1,575	5,985
Omnicom Group, Inc.	1,760	128,181
PubMatic, Inc., Class A (a)	986	12,936
Stagwell, Inc. (a)	2,615	19,429
TechTarget, Inc. (a)	793	2,855
Trade Desk, Inc., Class A (a)	2,781	50,281
		382,990
Aerospace & Defense - 1.0%
AAR Corp. (a)	984	140,643
AeroVironment, Inc. (a)	100	16,507
AerSale Corp. (a)	809	5,113
Aevex Corp., Class A (a)	457	9,547
AIRO Group Holdings, Inc. (a)	506	3,739
Archer Aviation, Inc., Class A (a)	17,019	80,500
Astronics Corp. (a)	713	57,938
Astronics Corp., Class B (a)	142	10,792
ATI, Inc. (a)	732	144,277
Axon Enterprise, Inc. (a)	418	234,335
Beta Technologies, Inc., Class A (a)	804	13,467
Boeing Co. (a)	4,350	941,644
BWX Technologies, Inc.	500	97,325
Cadre Holdings, Inc.	796	22,694
Carpenter Technology Corp.	280	172,715
Curtiss-Wright Corp.	195	147,763
Ducommun, Inc. (a)	356	65,935
Eve Holding, Inc. (a)	2,805	7,041
Firefly Aerospace, Inc. (a)	2,016	59,270
FTAI Aviation Ltd.	600	162,318
General Dynamics Corp.	1,447	512,585
General Electric Co.	5,886	2,199,775
HEICO Corp.	220	78,362
HEICO Corp., Class A	451	116,317
Hexcel Corp.	400	40,024
Honeywell Aerospace, Inc. (a)	1,812	400,597
Howmet Aerospace, Inc.	2,315	622,411
	Number of Shares	Fair Value
Huntington Ingalls Industries, Inc.	220	$61,576
Innovative Solutions & Support, Inc. (a)	374	6,732
Intuitive Machines, Inc. (a)	3,232	69,132
Karman Holdings, Inc. (a)	300	14,976
Kratos Defense & Security Solutions, Inc. (a)	800	39,888
L3Harris Technologies, Inc.	1,070	310,931
Leonardo DRS, Inc.	400	17,068
Loar Holdings, Inc. (a)	200	16,122
Lockheed Martin Corp.	1,164	593,011
Mercury Systems, Inc. (a)	1,388	169,794
Moog, Inc., Class A	709	300,503
National Presto Industries, Inc.	125	15,624
Northrop Grumman Corp.	774	394,206
Park Aerospace Corp.	441	16,829
Red Cat Holdings, Inc. (a)	2,809	29,916
Redwire Corp. (a)	4,944	60,465
Rocket Lab Corp. (a)	3,000	304,950
RTX Corp.	7,703	1,461,490
Satellogic, Inc., Class A (a)	2,558	14,632
Sidus Space, Inc., Class A (a)	2,080	5,845
StandardAero, Inc. (a)	1,000	29,910
Starfighters Space, Inc. (a)	775	4,123
Swarmer, Inc. (a)	89	3,944
TAT Technologies Ltd. (a)	302	14,565
Textron, Inc.	1,073	98,426
TransDigm Group, Inc.	309	411,600
V2X, Inc. (a)	742	55,324
Virgin Galactic Holdings, Inc. (a)	2,439	7,049
Voyager Technologies, Inc., Class A (a)	1,312	42,312
VSE Corp.	697	159,265
Woodward, Inc.	340	144,650
York Space Systems, Inc. (a)	483	11,891
		11,250,383
Agricultural & Farm Machinery - 0.1%
AGCO Corp.	423	50,633
Alamo Group, Inc.	267	43,919
CNH Industrial NV	5,000	56,150
Deere & Co.	1,395	884,890
Lindsay Corp.	263	32,559
Titan International, Inc. (a)	1,342	10,347
Toro Co.	568	55,335
		1,133,833
Agricultural Products & Services - 0.0%*
Alico, Inc.	150	6,206
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	41

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Archer-Daniels-Midland Co.	2,742	$209,489
Bunge Global SA	717	76,525
Darling Ingredients, Inc. (a)	800	43,696
Del Monte Corp.	865	24,142
Ingredion, Inc.	344	32,580
Limoneira Co.	396	5,200
		397,838
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	659	124,116
Expeditors International of Washington, Inc.	791	128,917
FedEx Corp.	1,242	388,907
Forward Air Corp. (a)	517	6,985
GXO Logistics, Inc. (a)	573	29,051
Hub Group, Inc., Class A	1,525	66,780
Radiant Logistics, Inc. (a)	861	8,145
United Parcel Service, Inc., Class B	4,072	437,740
		1,190,641
Airport Services - 0.0%*
Sky Harbour Group Corp. (a)	505	4,969
Alternative Carriers - 0.1%
Anterix, Inc. (a)	290	29,852
AST SpaceMobile, Inc. (a)	1,600	142,176
Bandwidth, Inc., Class A (a)	749	47,412
Cogent Communications Holdings, Inc.	1,300	18,044
Globalstar, Inc. (a)	200	16,258
Iridium Communications, Inc.	600	32,910
Lumen Technologies, Inc. (a)	23,999	184,312
Space Exploration Technologies Corp., Class A (a)	2,837	484,730
		955,694
Aluminum - 0.0%*
Alcoa Corp.	1,458	76,020
Century Aluminum Co. (a)	1,772	81,530
Constellium SE (a)	3,320	105,808
Kaiser Aluminum Corp.	417	81,578
Tredegar Corp. (a)	662	5,269
		350,205
Apparel Retail - 0.2%
Abercrombie & Fitch Co., Class A (a)	1,094	98,471
American Eagle Outfitters, Inc.	4,014	69,041
Boot Barn Holdings, Inc. (a)	765	125,667
	Number of Shares	Fair Value
Buckle, Inc.	822	$34,688
Burlington Stores, Inc. (a)	353	111,830
Caleres, Inc.	901	11,145
Citi Trends, Inc. (a)	121	6,999
Designer Brands, Inc., Class A	787	4,588
Gap, Inc.	1,000	18,680
Genesco, Inc. (a)	236	7,970
J Jill, Inc.	179	2,841
Lands' End, Inc. (a)	219	2,295
RealReal, Inc. (a)	2,845	33,543
Revolve Group, Inc. (a)	1,096	25,087
Ross Stores, Inc.	1,775	377,809
Shoe Station Group, Inc.	400	5,932
Stitch Fix, Inc., Class A (a)	2,970	12,207
ThredUp, Inc., Class A (a)	2,656	18,194
TJX Cos., Inc.	6,313	956,419
Torrid Holdings, Inc. (a)	305	570
Urban Outfitters, Inc. (a)	1,423	100,834
Victoria's Secret & Co. (a)	1,738	145,088
Zumiez, Inc. (a)	310	5,518
		2,175,416
Apparel, Accessories & Luxury Goods - 0.1%
Capri Holdings Ltd. (a)	3,032	56,304
Carter's, Inc.	913	37,579
Columbia Sportswear Co.	200	12,364
Figs, Inc., Class A (a)	2,402	24,573
Fossil Group, Inc. (a)	1,374	5,688
G-III Apparel Group Ltd.	929	31,317
Kontoor Brands, Inc.	1,363	113,592
Lululemon Athletica, Inc. (a)	527	60,173
Movado Group, Inc.	406	15,960
Oxford Industries, Inc.	380	13,251
Playboy, Inc. (a)	2,024	2,469
PVH Corp.	180	13,367
Ralph Lauren Corp.	200	80,282
Superior Group of Cos., Inc.	244	3,201
Tapestry, Inc.	1,174	171,850
Under Armour, Inc., Class A (a)	4,871	31,126
Under Armour, Inc., Class C (a)	4,729	29,414
VF Corp.	1,900	31,692
		734,202
Application Software - 1.0%
8x8, Inc. (a)	3,261	5,576
ACI Worldwide, Inc. (a)	2,526	127,033
Adobe, Inc. (a)	2,309	473,391
Agilysys, Inc. (a)	665	69,493
Alarm.com Holdings, Inc. (a)	1,209	56,484
See Notes to Schedule of Investments and Notes to Financial Statements.

42	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Alkami Technology, Inc. (a)	1,762	$31,927
Amplitude, Inc., Class A (a)	2,543	19,454
Appfolio, Inc., Class A (a)	100	16,035
AppLovin Corp., Class A (a)	1,357	699,167
Asana, Inc., Class A (a)	2,461	17,227
Atlassian Corp., Class A (a)	896	69,700
Aurora Innovation, Inc. (a)	5,800	39,556
Autodesk, Inc. (a)	1,222	237,581
AvePoint, Inc. (a)	4,283	48,012
Bentley Systems, Inc., Class B	1,100	32,879
Bill Holdings, Inc. (a)	492	17,791
Bit Digital, Inc. (a)	8,694	15,649
Bitdeer Technologies Group, Class A (a)	3,278	52,022
BitMine Immersion Technologies, Inc.	3,000	39,930
Blackbaud, Inc. (a)	871	25,799
BlackLine, Inc. (a)	1,257	35,284
Blend Labs, Inc., Class A (a)	4,688	8,016
Box, Inc., Class A (a)	3,467	92,014
Braze, Inc., Class A (a)	2,417	52,425
C3.ai, Inc., Class A (a)	3,471	31,551
Cadence Design Systems, Inc. (a)	1,561	585,875
CCC Intelligent Solutions Holdings, Inc. (a)	3,150	16,254
Cerence, Inc. (a)	1,204	13,629
Cipher Digital, Inc. (a)	8,386	205,457
Circle Internet Group, Inc. (a)	900	56,367
Cleanspark, Inc. (a)	6,199	90,195
Clear Secure, Inc., Class A	2,344	130,631
Consensus Cloud Solutions, Inc. (a)	431	16,443
Core Scientific, Inc. (a)	7,752	198,374
CS Disco, Inc. (a)	613	2,317
Daily Journal Corp. (a)	34	20,440
Datadog, Inc., Class A (a)	1,786	465,003
Digimarc Corp. (a)	301	2,474
Digital Turbine, Inc. (a)	2,851	36,778
Docusign, Inc. (a)	1,289	57,257
Domo, Inc., Class B (a)	853	2,670
Dropbox, Inc., Class A (a)	750	20,603
Dynatrace, Inc. (a)	1,570	68,939
eGain Corp. (a)	263	1,657
Elastic NV (a)	600	34,212
EverCommerce, Inc. (a)	423	4,255
Fair Isaac Corp. (a)	140	167,269
Figma, Inc., Class A (a)	1,000	18,090
Five9, Inc. (a)	1,933	41,212
Freshworks, Inc., Class A (a)	5,420	54,850
Guidewire Software, Inc. (a)	490	60,295
HubSpot, Inc. (a)	276	50,373
	Number of Shares	Fair Value
Hut 8 Corp. (a)	2,557	$295,193
I3 Verticals, Inc., Class A (a)	529	11,299
Intapp, Inc. (a)	1,449	36,529
Intellicheck, Inc. (a)	657	2,694
InterDigital, Inc.	644	182,336
Intuit, Inc.	1,553	405,333
Kaltura, Inc. (a)	2,236	2,907
Keel Infrastructure Corp. (a)	14,907	85,566
Life360, Inc. (a)	454	25,133
LiveRamp Holdings, Inc. (a)	1,579	59,434
Manhattan Associates, Inc. (a)	331	46,092
MARA Holdings, Inc. (a)	9,536	132,455
Mitek Systems, Inc. (a)	1,140	22,948
nCino, Inc. (a)	2,714	44,374
NCR Voyix Corp. (a)	3,563	29,110
NextNav, Inc. (a)	2,562	45,680
Nutanix, Inc., Class A (a)	1,574	80,211
Octave Intelligence PLC SDR (a)	972	15,708
Ooma, Inc. (a)	561	10,782
PagerDuty, Inc. (a)	2,059	19,869
Palantir Technologies, Inc., Class A (a)	12,499	1,458,258
PAR Technology Corp. (a)	1,105	19,249
Pegasystems, Inc.	700	20,979
Porch Group, Inc. (a)	2,463	37,044
Procore Technologies, Inc. (a)	600	24,372
PTC, Inc. (a)	648	73,619
Q2 Holdings, Inc. (a)	1,605	77,201
REalloys, Inc. (a)	1,437	20,765
Red Violet, Inc. (a)	268	17,077
ReposiTrak, Inc.	343	3,087
Rimini Street, Inc. (a)	1,183	5,040
RingCentral, Inc., Class A	500	19,490
Riot Platforms, Inc. (a)	8,826	241,656
Roper Technologies, Inc.	605	204,726
Salesforce, Inc.	4,588	718,756
Samsara, Inc., Class A (a)	1,600	51,888
ServiceTitan, Inc., Class A (a)	1,504	106,348
Soluna Holdings, Inc. (a)	2,647	3,573
SoundHound AI, Inc., Class A (a)	10,104	65,373
Sprinklr, Inc., Class A (a)	2,589	13,359
Sprout Social, Inc., Class A (a)	1,491	11,257
SPS Commerce, Inc. (a)	942	53,854
Strategy, Inc., Class A (a)	1,757	152,736
Synopsys, Inc. (a)	1,081	482,202
Terawulf, Inc. (a)	2,000	49,400
Thryv Holdings, Inc. (a)	531	2,092
Trimble, Inc. (a)	1,232	63,054
Tyler Technologies, Inc. (a)	236	69,021
Unity Software, Inc. (a)	1,998	57,103
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	43

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Veritone, Inc. (a)	2,127	$2,914
Vertex, Inc., Class A (a)	1,838	21,100
Via Transportation, Inc., Class A (a)	1,334	24,199
Viant Technology, Inc., Class A (a)	285	3,608
Weave Communications, Inc. (a)	1,567	9,386
Workday, Inc., Class A (a)	1,200	146,904
Workiva, Inc. (a)	1,314	63,742
Yext, Inc. (a)	2,313	10,802
Zeta Global Holdings Corp., Class A (a)	5,566	109,539
Zoom Communications, Inc. (a)	1,474	127,221
		10,931,562
Asset Management & Custody Banks - 0.4%
Acadian Asset Management, Inc.	715	51,137
Affiliated Managers Group, Inc.	180	60,912
AlTi Global, Inc. (a)	1,058	3,819
Ameriprise Financial, Inc.	497	228,004
ARES Management Corp., Class A	1,012	112,646
Artisan Partners Asset Management, Inc., Class A	1,628	56,215
Bank of New York Mellon Corp.	3,886	561,954
Blackrock, Inc.	852	819,249
Blackstone, Inc.	4,182	492,096
Blue Owl Capital, Inc.	4,220	36,925
Carlyle Group, Inc.	1,651	69,524
Cohen & Steers, Inc.	718	54,668
DigitalBridge Group, Inc.	4,520	71,326
Franklin Resources, Inc.	1,400	46,578
Galaxy Digital, Inc., Class A (a)	800	21,872
GCM Grosvenor, Inc., Class A	1,410	17,343
Hamilton Lane, Inc., Class A	300	23,649
Innventure, Inc. (a)	1,164	5,901
Invesco Ltd.	2,100	55,419
KKR & Co., Inc.	3,929	360,604
Northern Trust Corp.	1,032	179,403
Ridgepost Capital, Inc., Class A	1,388	10,924
SEI Investments Co.	500	43,855
Silvercrest Asset Management Group, Inc., Class A	236	2,386
State Street Corp. (b)	1,561	264,746
	Number of Shares	Fair Value
StepStone Group, Inc., Class A	1,962	$81,148
T. Rowe Price Group, Inc.	1,157	131,539
TPG, Inc.	870	35,278
Victory Capital Holdings, Inc., Class A	1,087	91,373
Virtus Investment Partners, Inc.	162	23,247
Wealthfront Corp. (a)	833	7,447
Westwood Holdings Group, Inc.	123	2,357
WisdomTree, Inc.	3,442	58,307
		4,081,851
Automobile Manufacturers - 0.7%
Ford Motor Co.	22,641	314,710
General Motors Co.	5,197	400,585
Lucid Group, Inc. (a)	3,224	21,569
Rivian Automotive, Inc., Class A (a)	4,880	84,668
Stellantis NV (a)	10,080	57,340
Tesla, Inc. (a)	16,500	6,939,900
Thor Industries, Inc.	234	17,587
Winnebago Industries, Inc.	651	20,337
		7,856,696
Automotive Parts & Equipment - 0.1%
Adient PLC (a)	2,003	36,815
Aptiv PLC (a)	1,291	79,242
BorgWarner, Inc.	1,286	85,390
Cooper-Standard Holdings, Inc. (a)	402	10,874
Dana, Inc.	2,799	76,161
Dauch Corp. (a)	5,992	32,477
Dorman Products, Inc. (a)	683	93,195
Fox Factory Holding Corp. (a)	1,079	18,284
Gentex Corp.	1,058	26,736
Gentherm, Inc. (a)	779	26,572
Holley, Inc. (a)	1,888	4,814
LCI Industries	608	64,375
Lear Corp.	300	40,218
Motorcar Parts of America, Inc. (a)	232	3,554
Patrick Industries, Inc.	820	73,620
Phinia, Inc.	938	77,263
QuantumScape Corp. (a)	2,200	16,632
Solid Power, Inc. (a)	5,122	13,266
Standard Motor Products, Inc.	504	19,641
Stoneridge, Inc. (a)	708	5,182
Strattec Security Corp. (a)	96	7,819
Versigent PLC (a)	1,823	76,584
Visteon Corp.	679	67,364
See Notes to Schedule of Investments and Notes to Financial Statements.

44	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
XPEL, Inc. (a)	647	$32,091
		988,169
Automotive Retail - 0.1%
Advance Auto Parts, Inc.	1,504	93,579
Arko Corp.	1,689	13,563
ARKO Petroleum Corp.	312	5,881
Asbury Automotive Group, Inc. (a)	482	96,921
AutoNation, Inc. (a)	182	33,814
AutoZone, Inc. (a)	92	294,026
Camping World Holdings, Inc., Class A	1,358	10,361
CarMax, Inc. (a)	900	47,601
Carvana Co. (a)	3,900	256,698
EVgo, Inc. (a)	2,635	5,033
Group 1 Automotive, Inc.	288	83,857
Lithia Motors, Inc.	120	34,859
Monro, Inc.	671	11,481
Murphy USA, Inc.	92	49,576
OneWater Marine, Inc., Class A (a)	191	2,153
O'Reilly Automotive, Inc. (a)	4,685	431,442
Penske Automotive Group, Inc.	70	12,526
RideNow Group, Inc. (a)	518	3,450
Sonic Automotive, Inc., Class A	284	24,080
Valvoline, Inc. (a)	600	23,724
		1,534,625
Biotechnology - 1.5%
4D Molecular Therapeutics, Inc. (a)	1,157	15,388
AbbVie, Inc.	10,078	2,536,028
Abeona Therapeutics, Inc. (a)	1,089	6,730
Absci Corp. (a)	3,492	40,472
Acadia Pharmaceuticals, Inc. (a)	3,254	82,326
Achieve Life Sciences, Inc. (a)	1,965	12,831
Acumen Pharmaceuticals, Inc. (a)	1,532	4,090
ADMA Biologics, Inc. (a)	5,824	48,747
Aduro Biotech, Inc. (a)(c)**	4,580	—
Agenus, Inc. (a)	1,006	3,078
Agios Pharmaceuticals, Inc. (a)	1,493	55,405
Akebia Therapeutics, Inc. (a)	7,252	8,267
Akero Therapeutics, Inc. (a)	2,030	1,320
Aktis Oncology, Inc. (a)	488	15,728
Alector, Inc. (a)	2,385	4,794
Alkermes PLC (a)	4,142	217,020
	Number of Shares	Fair Value
Allogene Therapeutics, Inc. (a)	6,700	$13,936
Alnylam Pharmaceuticals, Inc. (a)	727	218,849
Altimmune, Inc. (a)	5,018	15,255
ALX Oncology Holdings, Inc. (a)	2,724	5,639
Amgen, Inc.	3,088	1,118,227
AnaptysBio, Inc. (a)	499	33,682
Anavex Life Sciences Corp. (a)	2,253	5,835
Anika Therapeutics, Inc. (a)	319	4,667
Annexon, Inc. (a)	3,921	22,389
Apellis Pharmaceuticals, Inc. (a)	600	18
Apogee Therapeutics, Inc. (a)	1,109	147,198
Arbutus Biopharma Corp. (a)	4,227	20,290
Arcellx, Inc. (a)	912	64
Arcturus Therapeutics Holdings, Inc. (a)	630	4,234
Arcus Biosciences, Inc. (a)	2,258	69,614
Arcutis Biotherapeutics, Inc. (a)	2,889	75,750
Ardelyx, Inc. (a)	6,170	31,467
Armata Pharmaceuticals, Inc. (a)	406	2,631
ArriVent Biopharma, Inc. (a)	957	33,246
Arrowhead Pharmaceuticals, Inc. (a)	700	57,057
ARS Pharmaceuticals, Inc. (a)	1,401	11,222
Assembly Biosciences, Inc. (a)	249	6,843
Atrium Therapeutics, Inc. (a)	340	4,573
Aura Biosciences, Inc. (a)	1,069	7,590
Avalo Therapeutics, Inc. (a)	1,055	19,496
Beam Therapeutics, Inc. (a)	2,503	85,903
BeOne Medicines Ltd., Class H (a)	7,500	162,968
Bicara Therapeutics, Inc. (a)	1,116	33,134
BioCryst Pharmaceuticals, Inc. (a)	5,878	58,780
Biogen, Inc. (a)	792	171,120
Biohaven Ltd. (a)	3,371	50,160
BioMarin Pharmaceutical, Inc. (a)	1,069	61,168
Black Diamond Therapeutics, Inc. (a)	1,613	2,984
Bridgebio Pharma, Inc. (a)	700	52,136
C4 Therapeutics, Inc. (a)	2,559	11,951
Cabaletta Bio, Inc. (a)	2,842	8,839
CAMP4 Therapeutics Corp. (a)	799	3,492
Candel Therapeutics, Inc. (a)	1,600	16,480
Canton Strategic Holdings, Inc. (a)	1,120	3,158
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	45

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Capricor Therapeutics, Inc. (a)	1,358	$32,701
CareDx, Inc. (a)	1,295	36,907
Caribou Biosciences, Inc. (a)	2,318	4,080
Cartesian Therapeutics, Inc. (a)	239	2,490
Catalyst Pharmaceuticals, Inc. (a)	2,972	93,410
Celcuity, Inc. (a)	971	101,586
Celldex Therapeutics, Inc. (a)	1,973	73,415
Century Therapeutics, Inc. (a)	3,111	7,622
CG oncology, Inc. (a)	1,813	128,814
Chinook Therapeutics, Inc. (a)(c)**	2,824	—
Climb Bio, Inc. (a)	889	11,593
Cogent Biosciences, Inc. (a)	4,105	158,863
Coherus Oncology, Inc. (a)	2,726	3,816
Compass Therapeutics, Inc. (a)	2,517	5,512
Corbus Pharmaceuticals Holdings, Inc. (a)	416	3,902
Corvus Pharmaceuticals, Inc. (a)	1,766	26,384
Crescent Biopharma, Inc. (a)	545	9,810
Cullinan Therapeutics, Inc. (a)	1,527	27,807
Cytokinetics, Inc. (a)	3,270	278,571
CytomX Therapeutics, Inc. (a)	4,493	16,849
Damora Therapeutics, Inc. (a)	1,348	35,061
Denali Therapeutics, Inc. (a)	3,713	95,498
Design Therapeutics, Inc. (a)	777	11,243
DiaMedica Therapeutics, Inc. (a)	885	6,230
Dianthus Therapeutics, Inc. (a)	1,160	113,077
Disc Medicine, Inc. (a)	714	52,222
Dyne Therapeutics, Inc. (a)	3,444	76,491
Editas Medicine, Inc. (a)	2,530	8,197
Eikon Therapeutics, Inc. (a)	549	7,164
Eledon Pharmaceuticals, Inc. (a)	1,831	7,214
Emergent BioSolutions, Inc. (a)	1,170	9,805
Enanta Pharmaceuticals, Inc. (a)	648	9,448
Entrada Therapeutics, Inc. (a)	676	4,975
Erasca, Inc. (a)	5,053	92,571
Evommune, Inc. (a)	248	3,296
Exelixis, Inc. (a)	1,660	90,321
First Tracks Biotherapeutics, Inc. (a)	589	11,851
Foghorn Therapeutics, Inc. (a)	763	3,723
Forte Biosciences, Inc. (a)	489	10,391
Galectin Therapeutics, Inc. (a)	1,210	5,614
	Number of Shares	Fair Value
Generate Biomedicines, Inc. (a)	616	$10,392
Geron Corp. (a)	13,060	16,717
Gilead Sciences, Inc.	7,067	892,845
GRAIL, Inc. (a)	1,043	71,206
Greenwich Lifesciences, Inc. (a)	151	3,542
Gyre Therapeutics, Inc. (a)	312	2,056
Halozyme Therapeutics, Inc. (a)	700	54,789
Heron Therapeutics, Inc. (a)	3,827	1,633
Hyperliquid Strategies, Inc. (a)	3,173	24,972
Ideaya Biosciences, Inc. (a)	2,117	78,901
Immix Biopharma, Inc. (a)	1,037	10,691
Immuneering Corp., Class A (a)	1,353	6,751
ImmunityBio, Inc. (a)	9,759	85,440
Immunome, Inc. (a)	2,661	56,387
Immunovant, Inc. (a)	2,154	82,994
Incyte Corp. (a)	926	104,971
Inhibikase Therapeutics, Inc. (a)	3,479	7,062
Inhibrx Biosciences, Inc. (a)	240	22,740
Insmed, Inc. (a)	1,200	127,944
Intellia Therapeutics, Inc. (a)	3,412	57,731
Invivyd, Inc. (a)	5,313	4,635
Ionis Pharmaceuticals, Inc. (a)	900	71,361
Iovance Biotherapeutics, Inc. (a)	10,046	41,791
Ironwood Pharmaceuticals, Inc. (a)	4,327	18,217
Jade Biosciences, Inc. (a)	761	16,909
Janux Therapeutics, Inc. (a)	1,036	15,913
Kailera Therapeutics, Inc. (a)	1,166	25,687
Karyopharm Therapeutics, Inc. (a)	503	4,914
Keros Therapeutics, Inc. (a)	314	3,360
Kiniksa Pharmaceuticals International PLC (a)	1,070	68,426
Kodiak Sciences, Inc. (a)	994	38,726
Korro Bio, Inc. (a)	338	4,455
Krystal Biotech, Inc. (a)	646	240,099
Kura Oncology, Inc. (a)	2,219	24,342
Kymera Therapeutics, Inc. (a)	1,543	176,936
Kyverna Therapeutics, Inc. (a)	1,059	9,436
Larimar Therapeutics, Inc. (a)	1,894	5,777
Legend Biotech Corp. ADR (a)	600	17,328
Lexeo Therapeutics, Inc. (a)	1,571	7,313
Lineage Cell Therapeutics, Inc. (a)	4,652	6,094
Lyell Immunopharma, Inc. (a)	238	3,344
MacroGenics, Inc. (a)	1,586	7,327
See Notes to Schedule of Investments and Notes to Financial Statements.

46	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Madrigal Pharmaceuticals, Inc. (a)	80	$42,956
MannKind Corp. (a)	7,772	33,109
MapLight Therapeutics, Inc. (a)	211	7,562
MeiraGTx Holdings PLC (a)	1,518	20,508
MiMedx Group, Inc. (a)	2,698	10,387
Mineralys Therapeutics, Inc. (a)	1,449	39,094
Minerva Neurosciences, Inc. (a)	859	4,767
Mirum Pharmaceuticals, Inc. (a)	1,168	136,738
Moderna, Inc. (a)	2,008	140,620
Monopar Therapeutics, Inc. (a)	105	9,722
Monte Rosa Therapeutics, Inc. (a)	1,869	45,230
Myriad Genetics, Inc. (a)	2,187	12,488
Natera, Inc. (a)	800	217,160
Neurocrine Biosciences, Inc. (a)	600	101,121
Neurogene, Inc. (a)	289	9,089
Nkarta, Inc. (a)	780	2,207
Novavax, Inc. (a)	3,849	36,258
Nurix Therapeutics, Inc. (a)	2,337	56,696
Nuvalent, Inc., Class A (a)	1,323	163,390
Nuvectis Pharma, Inc. (a)	435	8,000
Ocugen, Inc. (a)	8,627	13,199
Olema Pharmaceuticals, Inc. (a)	1,979	24,757
OnKure Therapeutics, Inc., Class A (a)	662	3,019
Opus Genetics, Inc. (a)	1,352	5,557
Organogenesis Holdings, Inc. (a)	1,938	4,709
ORIC Pharmaceuticals, Inc. (a)	1,886	20,425
Oruka Therapeutics, Inc. (a)	1,235	117,535
Ovid therapeutics, Inc. (a)	3,865	10,397
Palisade Bio, Inc. (a)	3,726	7,787
Palvella Therapeutics, Inc. (a)	277	42,331
Perspective Therapeutics, Inc. (a)	2,607	8,890
Praxis Precision Medicines, Inc. (a)	620	207,570
Precigen, Inc. (a)	4,874	27,782
Precision BioSciences, Inc. (a)	606	4,763
Prelude Therapeutics, Inc. (a)	701	3,736
Prime Medicine, Inc. (a)	2,212	8,162
ProKidney Corp. (a)	1,910	3,896
Protagonist Therapeutics, Inc. (a)	1,518	186,076
	Number of Shares	Fair Value
Protalix BioTherapeutics, Inc. (a)	1,735	$4,043
Protara Therapeutics, Inc. (a)	1,107	4,229
PTC Therapeutics, Inc. (a)	2,043	166,648
Puma Biotechnology, Inc. (a)	1,023	8,297
Recursion Pharmaceuticals, Inc., Class A (a)	12,919	47,413
Regeneron Pharmaceuticals, Inc.	595	371,006
REGENXBIO, Inc. (a)	1,123	13,454
Relay Therapeutics, Inc. (a)	4,080	76,337
Replimune Group, Inc. (a)	1,999	22,129
Revolution Medicines, Inc. (a)	1,000	187,280
Rezolute, Inc. (a)	1,976	10,275
Rhythm Pharmaceuticals, Inc. (a)	1,358	150,779
Rigel Pharmaceuticals, Inc. (a)	485	18,973
Rocket Pharmaceuticals, Inc. (a)	2,517	8,608
Roivant Sciences Ltd. (a)	2,500	88,475
SAB Biotherapeutics, Inc. (a)	1,096	4,274
Sagimet Biosciences, Inc., Class A (a)	1,483	11,464
Sana Biotechnology, Inc. (a)	4,636	16,180
Sarepta Therapeutics, Inc. (a)	2,627	47,207
Savara, Inc. (a)	3,862	23,790
Scholar Rock Holding Corp. (a)	2,752	151,360
SELLAS Life Sciences Group, Inc. (a)	4,764	70,317
Shattuck Labs, Inc. (a)	1,548	10,743
Sionna Therapeutics, Inc. (a)	465	20,455
Solid Biosciences, Inc. (a)	1,986	19,840
Spruce Biosciences, Inc. (a)	69	3,726
Spyre Therapeutics, Inc. (a)	1,834	162,823
Stoke Therapeutics, Inc. (a)	1,390	45,481
Summit Therapeutics, Inc. (a)	800	11,656
Surrozen, Inc. (a)	185	4,801
Sutro Biopharma, Inc. (a)	403	13,380
Syndax Pharmaceuticals, Inc. (a)	2,248	49,141
Tango Therapeutics, Inc. (a)	3,452	107,910
Taysha Gene Therapies, Inc. (a)	6,053	41,221
Tectonic Therapeutic, Inc. (a)	279	9,591
Tenax Therapeutics, Inc. (a)	636	9,254
TG Therapeutics, Inc. (a)	3,592	197,344
Tonix Pharmaceuticals Holding Corp. (a)	300	3,828
Travere Therapeutics, Inc. (a)	2,196	124,755
TriSalus Life Sciences, Inc. (a)	1,397	6,356
Twist Bioscience Corp. (a)	1,528	157,201
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	47

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Tyra Biosciences, Inc. (a)	929	$29,672
Ultragenyx Pharmaceutical, Inc. (a)	2,441	81,505
Unicycive Therapeutics, Inc. (a)	617	2,894
United Therapeutics Corp. (a)	231	125,163
Upstream Bio, Inc. (a)	779	5,391
UroGen Pharma Ltd. (a)	1,076	39,597
Vanda Pharmaceuticals, Inc. (a)	1,250	7,650
Vaxcyte, Inc. (a)	3,249	188,864
Vera Therapeutics, Inc. (a)	1,614	69,257
Veracyte, Inc. (a)	1,989	116,814
Verastem, Inc. (a)	2,216	8,465
Vericel Corp. (a)	1,302	57,926
Vertex Pharmaceuticals, Inc. (a)	1,459	724,729
Viking Therapeutics, Inc. (a)	800	31,208
Vir Biotechnology, Inc. (a)	3,103	31,620
Viridian Therapeutics, Inc. (a)	2,280	41,884
Vor BioPharma, Inc. (a)	1,030	18,962
Voyager Therapeutics, Inc. (a)	1,164	4,074
Whitehawk Therapeutics, Inc. (a)	819	3,751
X4 Pharmaceuticals, Inc. (a)	2,041	9,531
Xencor, Inc. (a)	1,676	26,984
XOMA Royalty Corp. (a)	231	9,817
Z Squared, Inc. (a)	1,108	11,723
Zenas Biopharma, Inc. (a)	719	18,248
Zentalis Pharmaceuticals, Inc. (a)	1,263	6,126
Zymeworks, Inc. (a)	1,151	30,087
		15,916,626
Brewers - 0.0%*
Boston Beer Co., Inc., Class A (a)	196	34,698
Molson Coors Beverage Co., Class B	980	38,181
		72,879
Broadcasting - 0.0%*
AMC Global Media, Inc., Class A (a)	732	7,305
Entravision Communications Corp., Class A	1,509	19,678
EW Scripps Co., Class A (a)	1,644	4,554
Fox Corp., Class A	1,100	57,376
Fox Corp., Class B	800	37,472
Gray Media, Inc.	2,436	9,671
iHeartMedia, Inc., Class A (a)	2,935	12,591
Newsmax, Inc. (a)	1,128	9,340
	Number of Shares	Fair Value
Nexstar Media Group, Inc.	114	$20,359
Sinclair, Inc.	1,067	15,205
		193,551
Broadline Retail - 1.3%
1stdibs.com, Inc. (a)	779	3,817
Amazon.com, Inc. (a)	54,893	13,083,198
eBay, Inc.	2,628	293,679
Etsy, Inc. (a)	591	44,520
Groupon, Inc. (a)	624	15,014
Kohl's Corp.	2,789	49,421
Macy's, Inc.	1,400	32,970
Ollie's Bargain Outlet Holdings, Inc. (a)	400	30,752
Pattern Group, Inc., Class A (a)	817	20,580
Savers Value Village, Inc. (a)	1,025	10,342
		13,584,293
Building Products - 0.3%
A.O. Smith Corp.	706	44,280
AAON, Inc.	400	50,744
Advanced Drainage Systems, Inc.	400	62,784
Allegion PLC	456	64,063
Apogee Enterprises, Inc.	535	24,471
Armstrong World Industries, Inc.	200	32,084
AZZ, Inc.	739	114,582
Builders FirstSource, Inc. (a)	700	62,636
Carlisle Cos., Inc.	235	85,246
Carrier Global Corp.	4,352	319,219
CSW Industrials, Inc.	398	110,763
Fortune Brands Innovations, Inc.	735	40,352
Gibraltar Industries, Inc. (a)	763	34,411
Griffon Corp.	981	95,677
Hayward Holdings, Inc. (a)	1,700	29,427
Insteel Industries, Inc.	429	12,956
Janus International Group, Inc. (a)	3,259	18,088
Johnson Controls International PLC	3,465	506,271
Lennox International, Inc.	198	113,444
Masco Corp.	1,200	97,644
Masterbrand, Inc. (a)	5,133	52,819
Modine Manufacturing Co. (a)	300	80,106
Owens Corning	367	58,338
Quanex Building Products Corp.	1,096	20,408
Resideo Technologies, Inc. (a)	3,371	104,838
See Notes to Schedule of Investments and Notes to Financial Statements.

48	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Simpson Manufacturing Co., Inc.	200	$41,870
Tecnoglass, Inc.	662	30,988
Trane Technologies PLC	1,266	621,809
Trex Co., Inc. (a)	596	29,824
UFP Industries, Inc.	1,408	127,762
Zurn Elkay Water Solutions Corp., Class C	3,731	188,527
		3,276,431
Cable & Satellite - 0.0%*
Cable One, Inc. (a)	122	6,479
Charter Communications, Inc., Class A (a)	393	55,889
EchoStar Corp., Class A (a)	700	71,050
Liberty Broadband Corp., Class C (a)	700	23,282
Optimum Communications, Inc., Class A (a)	6,210	9,005
Sirius XM Holdings, Inc.	913	26,970
Versant Media Group, Inc.	945	34,029
		226,704
Cargo Ground Transportation - 0.1%
ArcBest Corp.	565	81,100
Covenant Logistics Group, Inc.	409	18,070
Fedex Freight Holding Co., Inc. (a)	581	87,731
Heartland Express, Inc.	1,041	15,844
JB Hunt Transport Services, Inc.	454	131,401
Knight-Swift Transportation Holdings, Inc.	822	64,009
Landstar System, Inc.	244	50,462
Marten Transport Ltd.	1,498	25,990
Old Dominion Freight Line, Inc.	1,058	229,163
PAMT Corp. (a)	49	686
Proficient Auto Logistics, Inc. (a)	600	4,086
RXO, Inc. (a)	4,113	113,478
Ryder System, Inc.	194	51,171
Saia, Inc. (a)	136	57,278
U-Haul Holding Co.	647	37,332
Universal Logistics Holdings, Inc.	161	2,383
Werner Enterprises, Inc.	1,533	66,854
XPO, Inc. (a)	700	143,703
		1,180,741
	Number of Shares	Fair Value
Casinos & Gaming - 0.1%
Accel Entertainment, Inc. (a)	1,370	$17,276
Bally's Corp. (a)	263	3,606
Boyd Gaming Corp.	200	17,666
Brightstar Lottery PLC	2,424	25,985
Caesars Entertainment, Inc. (a)	1,059	31,961
Churchill Downs, Inc.	390	34,960
DraftKings, Inc., Class A (a)	3,000	75,780
Flutter Entertainment PLC (a)	880	89,909
Inspired Entertainment, Inc. (a)	467	3,853
Las Vegas Sands Corp.	1,659	76,629
MGM Resorts International (a)	1,200	57,372
Monarch Casino & Resort, Inc.	315	41,457
Penn Entertainment, Inc. (a)	3,265	69,740
Red Rock Resorts, Inc., Class A	1,215	79,048
Rush Street Interactive, Inc. (a)	2,563	76,224
Sharplink, Inc. (a)	4,748	22,790
Wynn Resorts Ltd.	370	35,923
		760,179
Coal & Consumable Fuels - 0.0%*
American Resources Corp. (a)	2,239	4,814
Centrus Energy Corp., Class A (a)	471	79,067
Core Natural Resources, Inc.	1,245	99,625
Encore Energy Corp. (a)	4,374	5,730
Energy Fuels, Inc. (a)	6,355	92,147
Lightbridge Corp. (a)	865	7,603
NACCO Industries, Inc., Class A	108	5,405
Peabody Energy Corp.	3,131	72,389
Uranium Energy Corp. (a)	12,159	129,615
Ur-Energy, Inc. (a)	9,610	13,070
		509,465
Commercial & Residential Mortgage Finance - 0.1%
Better Home & Finance Holding Co. (a)	231	6,352
Enact Holdings, Inc.	700	31,997
Essent Group Ltd.	2,247	144,437
Federal Agricultural Mortgage Corp., Class C	238	47,426
Finance of America Cos., Inc., Class A (a)	63	1,734
LoanDepot, Inc., Class A (a)	2,727	3,409
Merchants Bancorp	653	32,650
MGIC Investment Corp.	1,200	33,840
NMI Holdings, Inc. (a)	1,941	79,756
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	49

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Onity Group, Inc. (a)	175	$6,956
PennyMac Financial Services, Inc.	758	66,022
Radian Group, Inc.	3,359	126,533
Rocket Cos., Inc., Class A (a)	5,000	78,750
Velocity Financial, Inc. (a)	219	4,043
Walker & Dunlop, Inc.	854	46,714
Waterstone Financial, Inc.	361	7,484
		718,103
Commercial Printing - 0.0%*
Deluxe Corp.	1,133	27,056
Ennis, Inc.	631	13,409
Quad/Graphics, Inc.	856	7,216
		47,681
Commodity Chemicals - 0.0%*
AdvanSix, Inc.	637	12,664
Cabot Corp.	1,282	116,431
Core Molding Technologies, Inc. (a)	151	3,564
Dow, Inc.	3,836	104,953
Hawkins, Inc.	497	70,624
Koppers Holdings, Inc.	451	20,250
Kronos Worldwide, Inc.	453	2,867
LyondellBasell Industries NV, Class A	1,434	75,500
Mativ Holdings, Inc.	1,228	9,296
Olin Corp.	490	9,712
PureCycle Technologies, Inc. (a)	3,684	29,877
Tronox Holdings PLC	2,827	17,810
Westlake Corp.	200	14,600
		488,148
Communications Equipment - 0.6%
ADTRAN Holdings, Inc. (a)	1,941	26,980
Applied Optoelectronics, Inc. (a)	400	59,264
Arista Networks, Inc. (a)	5,916	1,005,010
Aviat Networks, Inc. (a)	278	6,172
BK Technologies Corp. (a)	68	5,847
Calix, Inc. (a)	1,496	55,831
Ciena Corp. (a)	819	401,769
Cisco Systems, Inc.	22,466	2,638,856
Clearfield, Inc. (a)	282	11,221
Digi International, Inc. (a)	950	71,202
Extreme Networks, Inc. (a)	3,181	102,969
F5, Inc. (a)	320	133,107
Harmonic, Inc. (a)	2,803	45,773
Inseego Corp. (a)	223	2,303
	Number of Shares	Fair Value
KVH Industries, Inc. (a)	315	$3,122
Lantronix, Inc. (a)	897	5,274
Lumentum Holdings, Inc. (a)	400	343,224
Motorola Solutions, Inc.	963	399,924
NETGEAR, Inc. (a)	625	14,594
NetScout Systems, Inc. (a)	1,803	78,521
Ondas, Inc. (a)	11,937	98,361
Ribbon Communications, Inc. (a)	2,228	5,213
Ubiquiti, Inc.	40	21,361
Viasat, Inc. (a)	3,134	281,464
Viavi Solutions, Inc. (a)	1,000	47,750
Vistance Networks, Inc. (a)	5,620	71,824
		5,936,936
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	1,218	92,422
GameStop Corp., Class A (a)	2,300	50,784
		143,206
Construction & Engineering - 0.3%
AECOM	800	55,840
Ameresco, Inc., Class A (a)	828	22,853
API Group Corp. (a)	1,900	80,465
Arcosa, Inc.	1,221	177,399
Argan, Inc.	340	271,507
Bowman Consulting Group Ltd. (a)	334	9,753
Cardinal Infrastructure Group, Inc., Class A (a)	432	40,694
Centuri Holdings, Inc. (a)	2,236	67,617
Comfort Systems USA, Inc.	201	398,372
Concrete Pumping Holdings, Inc. (a)	518	6,242
Construction Partners, Inc., Class A (a)	1,191	141,455
Dycom Industries, Inc. (a)	120	60,671
EMCOR Group, Inc.	244	202,491
Everus Construction Group, Inc. (a)	275	45,636
Ferrovial NV	2,314	158,683
Fluor Corp. (a)	3,544	185,670
Granite Construction, Inc.	1,101	174,046
IES Holdings, Inc. (a)	40	29,386
INNOVATE Corp. (a)	182	3,398
Legence Corp., Class A (a)	1,442	122,902
Limbach Holdings, Inc. (a)	282	21,714
MasTec, Inc. (a)	380	158,103
Matrix Service Co. (a)	644	8,823
MYR Group, Inc. (a)	386	193,154
NWPX Infrastructure, Inc. (a)	242	36,286
See Notes to Schedule of Investments and Notes to Financial Statements.

50	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Orion Group Holdings, Inc. (a)	1,037	$17,442
Primoris Services Corp.	200	19,824
Quanta Services, Inc.	835	601,233
Sterling Infrastructure, Inc. (a)	160	134,298
Tutor Perini Corp.	1,158	96,079
Valmont Industries, Inc.	99	57,182
WillScot Holdings Corp.	1,340	38,672
		3,637,890
Construction Machinery & Heavy Transportation Equipment - 0.4%
Allison Transmission Holdings, Inc.	480	54,115
Astec Industries, Inc.	588	35,980
Atmus Filtration Technologies, Inc.	2,047	104,376
Blue Bird Corp. (a)	806	63,642
Caterpillar, Inc.	2,606	2,775,129
Commercial Vehicle Group, Inc. (a)	785	3,627
Cummins, Inc.	770	549,172
Douglas Dynamics, Inc.	589	31,777
Federal Signal Corp.	1,506	193,506
FreightCar America, Inc. (a)	375	3,652
Greenbrier Cos., Inc.	781	38,277
Manitowoc Co., Inc. (a)	780	10,834
Microvast Holdings, Inc. (a)	4,726	5,529
Miller Industries, Inc.	279	14,271
Oshkosh Corp.	400	61,392
PACCAR, Inc.	2,985	358,558
Terex Corp.	2,843	205,805
Trinity Industries, Inc.	2,039	70,509
Twin Disc, Inc.	291	6,751
Wabash National Corp.	937	12,649
Westinghouse Air Brake Technologies Corp.	931	250,998
		4,850,549
Construction Materials - 0.1%
Buzzi SpA	391	20,022
CRH PLC	3,770	403,390
Eagle Materials, Inc.	200	45,000
Holcim AG	2,489	224,879
James Hardie Industries PLC (a)	723	18,928
Knife River Corp. (a)	1,427	119,368
Martin Marietta Materials, Inc.	327	188,581
Smith-Midland Corp. (a)	37	1,073
U.S. Lime & Minerals, Inc.	279	29,203
Vulcan Materials Co.	766	225,978
		1,276,422
	Number of Shares	Fair Value
Consumer Electronics - 0.0%*
Garmin Ltd.	974	$231,364
GoPro, Inc., Class A (a)	4,500	3,501
Sonos, Inc. (a)	3,069	41,524
		276,389
Consumer Finance - 0.3%
Ally Financial, Inc.	1,187	54,543
American Express Co.	2,997	1,013,735
Atlanticus Holdings Corp. (a)	116	11,861
Bread Financial Holdings, Inc.	1,002	108,567
Capital One Financial Corp.	3,579	718,019
Consumer Portfolio Services, Inc. (a)	167	1,602
Credit Acceptance Corp. (a)	39	24,833
Dave, Inc. (a)	259	96,501
Encore Capital Group, Inc. (a)	535	49,910
Enova International, Inc. (a)	599	144,197
Figure Technology Solutions, Inc., Class A (a)	700	21,497
FirstCash Holdings, Inc.	1,017	219,998
Green Dot Corp., Class A (a)	1,442	19,481
Happen, Inc. (a)	2,894	60,022
Jefferson Capital, Inc.	528	10,280
LendingTree, Inc. (a)	253	11,205
Medallion Financial Corp.	468	4,778
Navient Corp.	1,651	14,050
Nelnet, Inc., Class A	378	50,399
NerdWallet, Inc., Class A (a)	942	8,714
OneMain Holdings, Inc.	600	36,582
Oportun Financial Corp. (a)	987	5,636
OppFi, Inc. (a)	637	6,325
PRA Group, Inc. (a)	968	18,382
PROG Holdings, Inc.	1,000	46,610
Regional Management Corp.	241	9,929
SLM Corp.	1,300	33,722
SoFi Technologies, Inc. (a)	6,800	121,924
Synchrony Financial	2,048	155,750
Upstart Holdings, Inc. (a)	2,160	76,529
World Acceptance Corp. (a)	56	12,535
		3,168,116
Consumer Staples Merchandise Retail - 0.6%
BJ's Wholesale Club Holdings, Inc. (a)	700	61,054
Costco Wholesale Corp.	2,489	2,328,385
Dollar General Corp.	1,237	142,391
Dollar Tree, Inc. (a)	1,126	136,190
PriceSmart, Inc.	648	126,580
Target Corp.	2,554	333,578
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	51

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Walmart, Inc.	24,891	$2,819,155
		5,947,333
Copper - 0.1%
Freeport-McMoRan, Inc.	8,238	518,088
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	1,951	350,360
Equinix, Inc.	571	595,205
		945,565
Data Processing & Outsourced Services - 0.0%*
Broadridge Financial Solutions, Inc.	647	88,607
Concentrix Corp.	1,079	24,175
Conduent, Inc. (a)	3,346	4,885
ExlService Holdings, Inc. (a)	1,000	25,860
Genpact Ltd.	770	21,175
IBEX Holdings Ltd. (a)	238	7,228
Maximus, Inc.	1,390	74,726
SS&C Technologies Holdings, Inc.	1,200	74,460
Verra Mobility Corp. (a)	3,652	15,521
		336,637
Distillers & Vintners - 0.0%*
Brown-Forman Corp., Class A	600	16,416
Brown-Forman Corp., Class B	735	19,588
Constellation Brands, Inc., Class A	798	110,994
MGP Ingredients, Inc.	335	5,869
		152,867
Distributors - 0.0%*
Genuine Parts Co.	890	105,002
GigaCloud Technology, Inc., Class A (a)	667	21,077
Gold.com, Inc.	522	21,721
LKQ Corp.	1,446	38,073
Pool Corp.	163	35,029
Weyco Group, Inc.	174	6,843
		227,745
Diversified Banks - 1.1%
Bank of America Corp.	37,241	2,121,992
Citigroup, Inc.	9,790	1,370,208
Fifth Third Bancorp	5,092	287,036
First Citizens BancShares, Inc., Class A	43	89,474
JPMorgan Chase & Co.	15,137	4,954,794
KeyCorp	5,551	127,951
	Number of Shares	Fair Value
PNC Financial Services Group, Inc.	2,305	$567,537
U.S. Bancorp	8,740	527,896
Wells Fargo & Co.	17,329	1,432,069
		11,478,957
Diversified Chemicals - 0.0%*
Chemours Co.	3,881	79,638
Huntsman Corp.	4,243	45,061
LSB Industries, Inc. (a)	1,585	17,134
		141,833
Diversified Financial Services - 0.1%
Alerus Financial Corp.	567	17,634
Apollo Global Management, Inc.	2,334	276,135
Corebridge Financial, Inc.	1,901	54,426
Equitable Holdings, Inc.	1,800	78,984
Jackson Financial, Inc., Class A	1,631	166,998
NewtekOne, Inc.	698	10,337
Security National Financial Corp., Class A (a)	287	2,781
Voya Financial, Inc.	500	45,265
		652,560
Diversified Metals & Mining - 0.0%*
American Battery Technology Co. (a)	3,552	10,052
Compass Minerals International, Inc. (a)	810	25,215
Ferroglobe PLC (a)(c)(d)**	1,316	—
Ferroglobe PLC (d)	2,839	9,028
Idaho Strategic Resources, Inc. (a)	411	13,460
Ivanhoe Electric, Inc. (a)	3,064	29,445
Materion Corp.	517	153,751
MP Materials Corp. (a)	800	44,808
NioCorp Developments Ltd. (a)	3,617	17,434
U.S. Antimony Corp. (a)	3,380	24,539
U.S. Gold Corp. (a)	352	5,396
USA Rare Earth, Inc. (a)	4,753	102,570
		435,698
Diversified Real Estate Activities - 0.0%*
RMR Group, Inc., Class A	374	7,678
St. Joe Co.	982	61,503
Tejon Ranch Co. (a)	466	8,714
		77,895
See Notes to Schedule of Investments and Notes to Financial Statements.

52	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Diversified REITs - 0.0%*
AH Realty Trust, Inc.	1,901	$13,459
Alpine Income Property Trust, Inc.	315	6,539
American Assets Trust, Inc.	1,286	31,751
Broadstone Net Lease, Inc.	4,770	98,596
CTO Realty Growth, Inc.	872	18,757
Essential Properties Realty Trust, Inc.	5,437	162,294
Gladstone Commercial Corp.	1,169	14,379
Global Net Lease, Inc.	4,886	43,681
Modiv Industrial, Inc.	173	3,010
NexPoint Diversified Real Estate Trust	683	3,545
WP Carey, Inc.	1,211	86,587
		482,598
Diversified Support Services - 0.1%
ACV Auctions, Inc., Class A (a)	4,426	31,823
Cintas Corp.	1,942	330,295
Civeo Corp. (a)	263	9,205
Copart, Inc. (a)	4,766	134,353
Healthcare Services Group, Inc. (a)	1,755	43,103
Liquidity Services, Inc. (a)	603	23,589
OPENLANE, Inc. (a)	2,620	108,049
UniFirst Corp.	373	98,644
Vestis Corp. (a)	2,348	34,093
		813,154
Education Services - 0.1%
American Public Education, Inc. (a)	467	25,078
Bright Horizons Family Solutions, Inc. (a)	291	20,626
Coursera, Inc. (a)	5,558	31,347
Covista, Inc. (a)	844	105,213
Duolingo, Inc. (a)	232	26,685
Graham Holdings Co., Class B	78	89,031
Grand Canyon Education, Inc. (a)	200	28,622
KinderCare Learning Cos., Inc. (a)	731	3,107
Laureate Education, Inc. (a)	3,000	108,960
Lincoln Educational Services Corp. (a)	762	38,024
McGraw Hill, Inc. (a)	689	6,525
Perdoceo Education Corp.	1,607	51,424
Phoenix Education Partners, Inc.	143	4,698
Strategic Education, Inc.	567	43,443
	Number of Shares	Fair Value
Stride, Inc. (a)	1,068	$92,104
Universal Technical Institute, Inc. (a)	1,211	51,794
		726,681
Electric Utilities - 0.5%
Alliant Energy Corp.	1,356	103,449
American Electric Power Co., Inc.	3,066	419,459
Constellation Energy Corp.	1,857	461,223
Duke Energy Corp.	4,379	554,294
Edison International	2,111	157,164
Entergy Corp.	2,548	292,663
Evergy, Inc.	1,187	102,592
Eversource Energy	2,184	157,838
Exelon Corp.	6,012	280,279
FirstEnergy Corp.	2,998	142,525
Genie Energy Ltd., Class B	499	7,211
Hawaiian Electric Industries, Inc. (a)	4,194	56,745
IDACORP, Inc.	300	45,390
MGE Energy, Inc.	950	77,463
NextEra Energy, Inc.	11,938	1,047,798
NRG Energy, Inc.	1,161	169,576
OGE Energy Corp.	1,150	55,959
Oklo, Inc. (a)	700	36,631
Otter Tail Corp.	987	88,810
PG&E Corp.	12,080	203,186
Pinnacle West Capital Corp.	584	62,488
Portland General Electric Co.	2,911	150,877
PPL Corp.	4,260	154,851
Southern Co.	6,357	608,428
TXNM Energy, Inc.	2,566	145,698
Xcel Energy, Inc.	3,353	269,246
		5,851,843
Electrical Components & Equipment - 0.5%
Acuity, Inc.	200	75,332
Allient, Inc.	376	38,702
American Superconductor Corp. (a)	1,190	49,397
AMETEK, Inc.	1,307	316,215
Amprius Technologies, Inc. (a)	3,470	48,094
Array Technologies, Inc. (a)	3,901	28,906
Atkore, Inc.	865	65,775
ChargePoint Holdings, Inc. (a)	610	3,605
Eaton Corp. PLC	2,238	953,656
Emerson Electric Co.	3,199	457,937
Energous Corp. (a)	135	3,247
EnerSys	919	214,880
Enovix Corp. (a)	5,011	30,417
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	53

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Eos Energy Enterprises, Inc. (a)	8,701	$51,162
Espey Mfg. & Electronics Corp.	59	3,974
Fluence Energy, Inc. (a)	2,245	44,631
FuelCell Energy, Inc. (a)	1,370	49,334
Generac Holdings, Inc. (a)	298	87,257
GrafTech International Ltd. (a)	428	2,529
Hubbell, Inc.	319	166,901
Hyliion Holdings Corp. (a)	3,379	17,605
LSI Industries, Inc.	848	22,540
Nextpower, Inc., Class A (a)	700	83,398
nVent Electric PLC	900	152,649
Plug Power, Inc. (a)	34,558	93,652
Powell Industries, Inc.	120	34,363
Preformed Line Products Co.	64	26,276
Regal Rexnord Corp.	367	87,416
Rockwell Automation, Inc.	645	319,327
Schneider Electric SE	2,650	864,689
Sensata Technologies Holding PLC	1,000	47,740
SES AI Corp. (a)	6,362	6,109
Shoals Technologies Group, Inc., Class A (a)	4,307	42,639
Sunrun, Inc. (a)	5,901	78,955
Tigo Energy, Inc. (a)	1,305	3,041
Vertiv Holdings Co., Class A	2,173	727,564
Vicor Corp. (a)	100	37,978
		5,337,892
Electronic Components - 0.3%
Amphenol Corp., Class A	6,948	1,225,071
Bel Fuse, Inc., Class A	38	11,067
Bel Fuse, Inc., Class B	299	99,579
Belden, Inc.	967	115,953
Coherent Corp. (a)	993	391,709
Corning, Inc.	4,487	1,146,114
Knowles Corp. (a)	2,171	90,053
Lightwave Logic, Inc. (a)	4,059	38,398
Littelfuse, Inc.	150	68,300
M-Tron Industries, Inc. (a)	106	10,510
Rogers Corp. (a)	458	74,988
Vishay Intertechnology, Inc.	3,040	163,491
		3,435,233
Electronic Equipment & Instruments - 0.2%
908 Devices, Inc. (a)	821	7,143
Advanced Energy Industries, Inc.	160	59,659
Aeva Technologies, Inc. (a)	620	17,806
Arlo Technologies, Inc. (a)	2,740	36,935
	Number of Shares	Fair Value
Badger Meter, Inc.	730	$108,317
Cognex Corp.	939	68,002
Crane NXT Co.	1,270	64,973
Daktronics, Inc. (a)	1,043	20,401
Evolv Technologies Holdings, Inc. (a)	4,147	24,053
Frequency Electronics, Inc. (a)	183	12,142
Itron, Inc. (a)	1,127	97,519
Keysight Technologies, Inc. (a)	963	337,118
LightPath Technologies, Inc., Class A (a)	1,398	22,857
Mirion Technologies, Inc. (a)	5,938	106,468
Napco Security Technologies, Inc.	881	33,460
nLight, Inc. (a)	1,411	98,234
Novanta, Inc. (a)	892	144,718
OSI Systems, Inc. (a)	405	88,574
Ouster, Inc. (a)	1,582	98,907
Powerfleet, Inc. NJ (a)	2,952	11,306
Ralliant Corp.	676	49,774
SmartRent, Inc. (a)	4,319	5,140
Teledyne Technologies, Inc. (a)	268	178,729
Vishay Precision Group, Inc. (a)	308	46,172
Vontier Corp.	799	23,171
Vuzix Corp. (a)	1,353	3,924
Zebra Technologies Corp., Class A (a)	279	73,450
		1,838,952
Electronic Manufacturing Services - 0.1%
Benchmark Electronics, Inc.	911	89,888
CTS Corp.	722	47,067
Flex Ltd. (a)	2,100	340,347
Forward Industries, Inc. (a)	1,566	6,609
IPG Photonics Corp. (a)	100	11,732
Jabil, Inc.	614	236,685
Kimball Electronics, Inc. (a)	556	14,234
Methode Electronics, Inc.	821	15,574
Plexus Corp. (a)	669	201,148
RF Industries Ltd. (a)	212	4,497
Sanmina Corp. (a)	200	50,616
Syntec Optics Holdings, Inc. (a)	254	3,162
TTM Technologies, Inc. (a)	500	93,510
		1,115,069
Environmental & Facilities Services - 0.1%
ABM Industries, Inc.	1,492	66,006
BrightView Holdings, Inc. (a)	1,691	23,961
See Notes to Schedule of Investments and Notes to Financial Statements.

54	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Casella Waste Systems, Inc., Class A (a)	1,573	$152,534
Clean Harbors, Inc. (a)	300	89,625
Enviri Corp. (a)	698	15,321
GFL Environmental, Inc.	2,002	73,618
Onterris, Inc. (a)	865	17,482
Perma-Fix Environmental Services, Inc. (a)	300	4,287
Republic Services, Inc.	1,080	230,126
Rollins, Inc.	1,578	65,866
Tetra Tech, Inc.	1,750	50,558
Veralto Corp.	1,450	128,586
Waste Management, Inc.	2,089	465,596
		1,383,566
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	882	95,485
Corteva, Inc.	3,782	320,298
FMC Corp.	3,211	36,926
Intrepid Potash, Inc. (a)	305	9,998
Mosaic Co.	1,647	34,900
Scotts Miracle-Gro Co.	262	17,845
		515,452
Financial Exchanges & Data - 0.3%
Bakkt, Inc. (a)	745	5,818
Cboe Global Markets, Inc.	638	154,823
CME Group, Inc.	2,082	459,768
Coinbase Global, Inc., Class A (a)	1,240	181,276
Donnelley Financial Solutions, Inc. (a)	645	27,058
FactSet Research Systems, Inc.	236	54,299
Gemini Space Station, Inc., Class A (a)	1,035	4,409
Intercontinental Exchange, Inc.	3,143	386,935
MarketAxess Holdings, Inc.	222	25,195
MarketWise, Inc.	49	874
Miami International Holdings, Inc. (a)	1,933	71,830
Moody's Corp.	855	387,247
Morningstar, Inc.	100	15,602
MSCI, Inc.	418	234,097
Nasdaq, Inc.	2,518	198,469
Open Lending Corp. (a)	2,884	8,969
S&P Global, Inc.	1,653	673,201
Tradeweb Markets, Inc., Class A	663	66,074
	Number of Shares	Fair Value
Value Line, Inc.	20	$810
		2,956,754
Food Distributors - 0.1%
Andersons, Inc.	847	57,935
Chefs' Warehouse, Inc. (a)	940	90,334
Performance Food Group Co. (a)	900	100,611
Sysco Corp.	2,598	217,141
U.S. Foods Holding Corp. (a)	1,300	132,925
United Natural Foods, Inc. (a)	1,542	70,423
		669,369
Food Retail - 0.1%
Albertsons Cos., Inc., Class A	2,300	31,119
Casey's General Stores, Inc.	219	174,059
Grocery Outlet Holding Corp. (a)	2,466	24,611
Ingles Markets, Inc., Class A	377	33,395
Kroger Co.	3,209	178,196
Maplebear, Inc. (a)	1,200	56,820
Natural Grocers by Vitamin Cottage, Inc., Class C	332	10,298
Sprouts Farmers Market, Inc. (a)	600	50,748
Village Super Market, Inc., Class A	254	10,714
Weis Markets, Inc.	301	23,571
Yesway, Inc., Class A (a)	400	8,120
		601,651
Footwear - 0.0%*
Crocs, Inc. (a)	300	36,192
Deckers Outdoor Corp. (a)	830	82,411
NIKE, Inc., Class B	6,431	263,993
Rocky Brands, Inc.	168	6,928
Steven Madden Ltd.	1,852	77,969
Wolverine World Wide, Inc.	2,097	34,663
		502,156
Forest Products - 0.0%*
Louisiana-Pacific Corp.	300	23,598
Gas Utilities - 0.1%
Atmos Energy Corp.	934	160,900
Chesapeake Utilities Corp.	614	75,203
MDU Resources Group, Inc.	1,600	33,936
National Fuel Gas Co.	580	44,782
New Jersey Resources Corp.	2,533	141,949
Northwest Natural Holding Co.	1,084	53,181
ONE Gas, Inc.	1,567	120,769
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	55

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
RGC Resources, Inc.	153	$3,657
Southwest Gas Holdings, Inc.	1,820	161,397
Spire, Inc.	1,455	113,621
UGI Corp.	1,300	44,902
		954,297
Gold - 0.1%
Coeur Mining, Inc.	5,000	81,600
Contango Silver & Gold, Inc. (a)	716	11,306
Dakota Gold Corp. (a)	2,948	12,559
Gold Resource Corp. (a)	4,163	5,245
Hycroft Mining Holding Corp., Class A (a)	1,378	32,245
Newmont Corp.	6,157	575,064
Perpetua Resources Corp. (a)	2,171	45,070
Royal Gold, Inc.	463	92,419
Vista Gold Corp. (a)	3,649	6,970
		862,478
Health Care REITs - 0.2%
Alexandria Real Estate Equities, Inc.	1,092	57,712
American Healthcare REIT, Inc.	700	36,505
CareTrust REIT, Inc.	5,615	226,565
Chiron Real Estate, Inc.	304	11,406
Community Healthcare Trust, Inc.	698	12,759
Diversified Healthcare Trust	5,636	52,415
Healthcare Realty Trust, Inc.	1,600	32,272
Healthpeak Properties, Inc.	3,836	82,090
LTC Properties, Inc.	1,256	48,293
Medical Properties Trust, Inc.	3,500	16,170
National Health Investors, Inc.	1,227	93,571
National Healthcare Properties, Inc. (a)	1,149	16,833
Omega Healthcare Investors, Inc.	1,536	73,237
Sabra Health Care REIT, Inc.	6,272	122,367
Strawberry Fields REIT, Inc.	242	3,328
Universal Health Realty Income Trust	330	14,474
Ventas, Inc.	2,603	231,146
Welltower, Inc.	3,994	906,518
		2,037,661
Healthcare Distributors - 0.1%
Accendra Health, Inc. (a)	1,791	6,125
AdaptHealth Corp. (a)	2,600	27,092
Cardinal Health, Inc.	1,335	317,143
	Number of Shares	Fair Value
Cencora, Inc.	1,038	$293,733
Henry Schein, Inc. (a)	552	46,103
McKesson Corp.	667	503,985
		1,194,181
Healthcare Equipment - 0.6%
Abbott Laboratories	9,710	881,085
Alphatec Holdings, Inc. (a)	3,132	27,092
AngioDynamics, Inc. (a)	891	11,592
Anteris Technologies Global Corp. (a)	2,134	21,020
Artivion, Inc. (a)	1,154	25,930
AtriCure, Inc. (a)	1,260	35,255
Axogen, Inc. (a)	1,329	61,386
Baxter International, Inc.	3,217	68,586
Becton Dickinson & Co.	1,635	247,425
Beta Bionics, Inc. (a)	925	14,495
Boston Scientific Corp. (a)	8,579	366,152
Butterfly Network, Inc. (a)	5,315	44,752
CapsoVision, Inc. (a)	662	5,018
Carlsmed, Inc. (a)	234	2,429
Ceribell, Inc. (a)	736	14,315
ClearPoint Neuro, Inc. (a)	693	12,363
CONMED Corp.	798	26,119
CVRx, Inc. (a)	436	2,241
Delcath Systems, Inc. (a)	741	9,329
Dexcom, Inc. (a)	2,180	146,823
Edwards Lifesciences Corp. (a)	3,351	303,131
Electromed, Inc. (a)	161	6,810
Enovis Corp. (a)	1,470	30,429
Envista Holdings Corp. (a)	1,100	28,985
GE HealthCare Technologies, Inc.	2,629	168,282
Glaukos Corp. (a)	1,423	198,878
Globus Medical, Inc., Class A (a)	680	53,727
Hologic, Inc. (a)	1,300	13
Hyperfine, Inc. (a)	1,976	2,668
IDEXX Laboratories, Inc. (a)	452	237,951
Inogen, Inc. (a)	417	2,690
Inspire Medical Systems, Inc. (a)	733	32,699
Insulet Corp. (a)	388	59,073
Integer Holdings Corp. (a)	866	80,928
Integra LifeSciences Holdings Corp. (a)	1,728	31,035
Intuitive Surgical, Inc. (a)	2,025	805,302
iRadimed Corp.	214	20,450
IRhythm Holdings, Inc. (a)	810	96,349
Kestra Medical Technologies Ltd. (a)	710	18,062
See Notes to Schedule of Investments and Notes to Financial Statements.

56	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
KORU Medical Systems, Inc. (a)	1,026	$4,309
LeMaitre Vascular, Inc.	552	52,970
LivaNova PLC (a)	1,379	113,395
Lucid Diagnostics, Inc. (a)	2,755	2,948
Medtronic PLC	7,151	559,423
NeuroPace, Inc. (a)	605	9,613
Novocure Ltd. (a)	2,700	40,905
Omnicell, Inc. (a)	1,153	47,873
Orchestra BioMed Holdings, Inc. (a)	1,006	4,341
Orthofix Medical, Inc. (a)	931	8,509
Penumbra, Inc. (a)	220	69,465
Procept Biorobotics Corp. (a)	1,418	32,018
Pro-Dex, Inc. (a)	36	2,108
Pulse Biosciences, Inc. (a)	498	13,810
QuidelOrtho Corp. (a)	1,740	30,476
ResMed, Inc.	789	153,760
Senseonics Holdings, Inc. (a)	996	5,657
Shoulder Innovations, Inc. (a)	305	6,185
SI-BONE, Inc. (a)	1,110	18,115
Sight Sciences, Inc. (a)	781	4,233
Stereotaxis, Inc. (a)	1,739	2,991
STERIS PLC	560	117,919
Strive, Inc., Class A (a)	1,604	17,500
Stryker Corp.	1,933	608,586
Tactile Systems Technology, Inc. (a)	605	18,017
Tandem Diabetes Care, Inc. (a)	1,763	26,604
Teleflex, Inc.	310	39,296
TransMedics Group, Inc. (a)	866	57,520
Varex Imaging Corp. (a)	992	10,347
Zimmer Biomet Holdings, Inc.	1,096	94,355
		6,374,117
Healthcare Facilities - 0.1%
Acadia Healthcare Co., Inc. (a)	2,350	69,396
Ardent Health, Inc. (a)	551	5,422
Brookdale Senior Living, Inc. (a)	5,864	94,352
Community Health Systems, Inc. (a)	3,520	11,757
Concentra Group Holdings Parent, Inc.	2,978	88,596
Encompass Health Corp.	600	60,648
Ensign Group, Inc.	200	32,060
HCA Healthcare, Inc.	833	324,778
National HealthCare Corp.	328	69,326
Nutex Health, Inc. (a)	132	22,558
Oncology Institute, Inc. (a)	1,910	10,371
	Number of Shares	Fair Value
PACS Group, Inc. (a)	1,175	$50,102
Sonida Senior Living, Inc. (a)	728	29,702
Surgery Partners, Inc. (a)	2,018	33,902
Tenet Healthcare Corp. (a)	500	93,540
U.S. Physical Therapy, Inc.	358	24,587
Universal Health Services, Inc., Class B	320	47,581
		1,068,678
Healthcare Services - 0.3%
Addus HomeCare Corp. (a)	471	47,321
agilon health, Inc. (a)	315	33,762
AirSculpt Technologies, Inc. (a)	131	589
AMN Healthcare Services, Inc. (a)	994	32,176
Astrana Health, Inc. (a)	1,152	53,464
Aveanna Healthcare Holdings, Inc. (a)	1,974	16,917
BrightSpring Health Services, Inc. (a)	4,036	281,471
Castle Biosciences, Inc. (a)	789	18,818
Chemed Corp.	98	45,642
Cigna Group	1,440	396,979
CorVel Corp. (a)	746	46,640
Cross Country Healthcare, Inc. (a)	680	8,983
CVS Health Corp.	7,239	748,875
DaVita, Inc. (a)	187	41,604
Fulgent Genetics, Inc. (a)	528	10,835
GeneDx Holdings Corp. (a)	505	34,668
Guardant Health, Inc. (a)	600	90,018
Guardian Pharmacy Services, Inc., Class A (a)	412	17,250
Hims & Hers Health, Inc. (a)	5,328	184,722
Hinge Health, Inc., Class A (a)	1,055	87,565
InfuSystem Holdings, Inc. (a)	487	4,700
Innovage Holding Corp. (a)	473	5,605
Labcorp Holdings, Inc.	507	141,960
LifeStance Health Group, Inc. (a)	4,835	51,783
Lumexa Imaging Holdings, Inc. (a)	340	3,835
NeoGenomics, Inc. (a)	3,323	48,483
NRC Health	299	6,449
Omada Health, Inc. (a)	939	20,611
OPKO Health, Inc. (a)	9,774	14,661
Option Care Health, Inc. (a)	4,030	84,509
Pediatrix Medical Group, Inc. (a)	2,103	53,269
Pennant Group, Inc. (a)	882	32,590
Privia Health Group, Inc. (a)	3,052	78,528
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	57

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Quest Diagnostics, Inc.	629	$133,317
RadNet, Inc. (a)	1,753	108,107
Strata Critical Medical, Inc. (a)	1,645	8,669
Talkspace, Inc. (a)	3,418	17,774
Viemed Healthcare, Inc. (a)	796	9,074
		3,022,223
Healthcare Supplies - 0.1%
Acme United Corp.	55	2,625
Alcon AG	2,438	165,022
Align Technology, Inc. (a)	349	58,862
Avanos Medical, Inc. (a)	1,182	29,408
Bioventus, Inc., Class A (a)	1,217	11,489
Cerus Corp. (a)	5,308	15,499
Cooper Cos., Inc. (a)	1,020	73,144
Dentsply Sirona, Inc.	5,169	54,843
Embecta Corp.	1,333	4,346
Haemonetics Corp. (a)	1,191	89,325
ICU Medical, Inc. (a)	624	91,478
Lantheus Holdings, Inc. (a)	1,610	178,613
Medline, Inc., Class A (a)	2,400	94,656
Merit Medical Systems, Inc. (a)	1,466	101,653
MiniMed Group, Inc. (a)	726	10,854
Neogen Corp. (a)	5,595	50,299
OraSure Technologies, Inc. (a)	1,653	7,372
OrthoPediatrics Corp. (a)	402	7,690
RxSight, Inc. (a)	952	4,589
Sanara Medtech, Inc. (a)	34	802
Solventum Corp. (a)	748	57,708
STAAR Surgical Co. (a)	857	24,587
UFP Technologies, Inc. (a)	193	51,170
Utah Medical Products, Inc.	71	4,898
		1,190,932
Healthcare Technology - 0.0%*
Certara, Inc. (a)	2,933	19,211
Claritev Corp. (a)	197	6,720
Doximity, Inc., Class A (a)	900	18,666
Evolent Health, Inc., Class A (a)	2,650	14,363
HealthStream, Inc.	540	14,715
HeartFlow, Inc. (a)	2,029	59,531
LifeMD, Inc. (a)	944	3,899
Phreesia, Inc. (a)	1,319	13,572
Schrodinger, Inc. (a)	1,509	24,521
Simulations Plus, Inc. (a)	397	7,269
Teladoc Health, Inc. (a)	4,598	38,991
TruBridge, Inc. (a)	272	7,129
	Number of Shares	Fair Value
Veeva Systems, Inc., Class A (a)	809	$143,573
Waystar Holding Corp. (a)	2,826	58,018
		430,178
Heavy Electrical Equipment - 0.2%
Babcock & Wilcox Enterprises, Inc. (a)	3,386	47,742
Bloom Energy Corp., Class A (a)	1,500	454,050
Energy Vault Holdings, Inc. (a)	3,499	16,480
Forgent Power Solutions, Inc. (a)	500	27,930
GE Vernova, Inc.	1,537	1,805,760
NANO Nuclear Energy, Inc. (a)	1,099	23,233
Net Power, Inc. (a)	898	1,500
NuScale Power Corp. (a)	8,222	82,467
Power Solutions International, Inc. (a)	238	9,256
		2,468,418
Home Building - 0.2%
Beazer Homes USA, Inc. (a)	633	17,756
Cavco Industries, Inc. (a)	193	118,575
Century Communities, Inc.	643	46,077
Champion Homes, Inc. (a)	1,369	120,636
Dr. Horton, Inc.	1,440	234,547
Dream Finders Homes, Inc., Class A (a)	701	12,099
Green Brick Partners, Inc. (a)	779	62,351
Hovnanian Enterprises, Inc., Class A (a)	110	15,665
Installed Building Products, Inc.	587	134,916
KB Home	1,549	96,952
Legacy Housing Corp. (a)	203	5,333
Lennar Corp., Class A	1,201	108,679
LGI Homes, Inc. (a)	527	33,559
M/I Homes, Inc. (a)	630	101,298
Meritage Homes Corp.	1,642	137,682
NVR, Inc. (a)	18	122,641
PulteGroup, Inc.	998	136,936
Taylor Morrison Home Corp. (a)	2,348	168,446
Toll Brothers, Inc.	515	84,846
TopBuild Corp. (a)	170	60,270
		1,819,264
Home Furnishing Retail - 0.0%*
Arhaus, Inc.	1,216	10,239
Bed Bath & Beyond, Inc. (a)	1,886	10,920
See Notes to Schedule of Investments and Notes to Financial Statements.

58	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Bob's Discount Furniture, Inc. (a)	495	$7,831
Haverty Furniture Cos., Inc.	340	8,680
RH (a)	397	65,398
Wayfair, Inc., Class A (a)	600	55,452
Williams-Sonoma, Inc.	600	139,860
		298,380
Home Furnishings - 0.0%*
Ethan Allen Interiors, Inc.	552	12,332
Flexsteel Industries, Inc.	84	6,256
La-Z-Boy, Inc.	1,028	41,243
Leggett & Platt, Inc.	3,451	40,411
Lovesac Co. (a)	325	5,424
Mohawk Industries, Inc. (a)	300	36,399
Somnigroup International, Inc.	1,000	78,400
XMAX, Inc. (a)	1,549	14,081
		234,546
Home Improvement Retail - 0.3%
Floor & Decor Holdings, Inc., Class A (a)	700	41,552
Home Depot, Inc.	5,602	1,975,713
Lowe's Cos., Inc.	3,143	693,000
		2,710,265
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT, Inc.	5,377	90,387
Braemar Hotels & Resorts, Inc.	939	2,028
Chatham Lodging Trust	1,141	15,095
DiamondRock Hospitality Co.	5,225	63,641
Host Hotels & Resorts, Inc.	4,046	95,931
Park Hotels & Resorts, Inc.	4,768	67,944
Pebblebrook Hotel Trust	2,866	55,629
RLJ Lodging Trust	3,160	37,446
Ryman Hospitality Properties, Inc.	1,550	199,253
Service Properties Trust	14,825	25,054
Summit Hotel Properties, Inc.	2,410	16,894
Sunstone Hotel Investors, Inc.	4,612	52,807
Xenia Hotels & Resorts, Inc.	2,368	48,213
		770,322
Hotels, Resorts & Cruise Lines - 0.3%
Airbnb, Inc., Class A (a)	2,390	342,009
Booking Holdings, Inc.	4,395	783,365
Carnival Corp. Ltd.	7,449	212,818
Choice Hotels International, Inc.	190	20,951
Expedia Group, Inc.	678	173,487
	Number of Shares	Fair Value
Global Business Travel Group I (a)	3,022	$28,377
Hilton Grand Vacations, Inc. (a)	1,382	72,375
Hilton Worldwide Holdings, Inc.	1,286	424,972
Hyatt Hotels Corp., Class A	200	38,768
InterContinental Hotels Group PLC	674	116,096
Lindblad Expeditions Holdings, Inc. (a)	1,263	35,667
Marriott International, Inc., Class A	1,253	464,349
Marriott Vacations Worldwide Corp.	711	72,437
Navan, Inc., Class A (a)	2,634	60,240
Norwegian Cruise Line Holdings Ltd. (a)	2,720	57,419
Royal Caribbean Cruises Ltd.	1,450	460,418
Sabre Corp. (a)	8,481	17,725
Target Hospitality Corp. (a)	1,027	20,910
Travel & Leisure Co.	300	22,929
Viking Holdings Ltd. (a)	900	94,203
Wyndham Hotels & Resorts, Inc.	400	33,684
		3,553,199
Household Appliances - 0.0%*
Cricut, Inc., Class A	1,128	4,952
Hamilton Beach Brands Holding Co., Class A	120	2,764
Helen of Troy Ltd. (a)	544	15,814
SharkNinja, Inc. (a)	500	76,135
Whirlpool Corp.	258	10,170
		109,835
Household Products - 0.3%
Central Garden & Pet Co. (a)	227	10,065
Central Garden & Pet Co., Class A (a)	1,274	49,393
Church & Dwight Co., Inc.	1,318	127,688
Clorox Co.	747	71,294
Colgate-Palmolive Co.	4,565	418,519
Energizer Holdings, Inc.	1,571	33,682
Kimberly-Clark Corp.	1,788	196,269
Oil-Dri Corp. of America	253	25,859
Procter & Gamble Co.	13,277	1,946,939
Spectrum Brands Holdings, Inc.	575	49,306
WD-40 Co.	346	84,300
		3,013,314
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	59

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Housewares & Specialties - 0.0%*
Lifetime Brands, Inc.	403	$3,437
Newell Brands, Inc.	10,863	66,699
		70,136
Human Resource & Employment Services - 0.1%
Asure Software, Inc. (a)	451	3,581
Automatic Data Processing, Inc.	2,239	501,424
Barrett Business Services, Inc.	627	22,271
First Advantage Corp. (a)	2,026	36,569
HireQuest, Inc.	187	2,349
Insperity, Inc.	932	38,501
Kelly Services, Inc., Class A	762	9,357
Kforce, Inc.	443	20,786
Korn Ferry	1,291	85,955
ManpowerGroup, Inc.	1,183	39,950
Paychex, Inc.	1,718	168,931
Paycom Software, Inc.	325	40,846
Paylocity Holding Corp. (a)	290	30,314
Robert Half, Inc.	575	17,652
TriNet Group, Inc.	692	34,247
TrueBlue, Inc. (a)	537	3,743
Upwork, Inc. (a)	2,843	23,767
		1,080,243
Independent Power Producers & Energy Traders - 0.0%*
AES Corp.	4,900	71,834
Hallador Energy Co. (a)	891	15,495
Talen Energy Corp. (a)	260	99,908
Vistra Corp.	1,880	298,224
		485,461
Industrial Conglomerates - 0.1%
3M Co.	3,072	497,387
Honeywell International, Inc.	1,812	405,707
		903,094
Industrial Gases - 0.2%
Air Products & Chemicals, Inc.	1,256	368,234
Linde PLC	2,599	1,348,725
		1,716,959
Industrial Machinery & Supplies & Components - 0.5%
3D Systems Corp. (a)	3,121	9,425
AirJoule Technologies Corp. (a)	726	4,022
Albany International Corp., Class A	731	54,459
Alliance Laundry Holdings, Inc. (a)	1,109	29,411
	Number of Shares	Fair Value
CECO Environmental Corp. (a)	1,295	$117,508
Chart Industries, Inc. (a)	200	41,788
Columbus McKinnon Corp.	673	10,182
Crane Co.	300	66,921
Donaldson Co., Inc.	700	62,839
Dover Corp.	764	171,350
Elmet Group Co. (a)	251	4,955
Energy Recovery, Inc. (a)	1,179	10,635
Enerpac Tool Group Corp.	1,317	47,228
Enpro, Inc.	532	200,527
Esab Corp.	333	32,844
ESCO Technologies, Inc.	654	228,926
Flowserve Corp.	700	51,912
Fortive Corp.	1,630	99,577
Franklin Electric Co., Inc.	938	100,544
Gates Industrial Corp. PLC (a)	1,600	44,752
Gencor Industries, Inc. (a)	296	4,416
Gorman-Rupp Co.	540	49,540
Graco, Inc.	839	63,437
Graham Corp. (a)	270	33,423
Helios Technologies, Inc.	843	75,238
Hillman Solutions Corp. (a)	5,038	42,521
Hyster-Yale, Inc.	264	9,256
IDEX Corp.	447	101,447
Illinois Tool Works, Inc.	1,552	419,769
Ingersoll Rand, Inc.	2,301	188,659
ITT, Inc.	500	98,880
JBT Marel Corp.	1,310	189,950
Kadant, Inc.	294	92,384
Kennametal, Inc.	1,960	68,698
L.B. Foster Co., Class A (a)	250	11,292
Lincoln Electric Holdings, Inc.	300	79,653
Mayville Engineering Co., Inc. (a)	370	13,860
Middleby Corp. (a)	310	53,323
Mueller Industries, Inc.	600	73,758
Mueller Water Products, Inc., Class A	3,852	99,497
Nordson Corp.	315	95,032
Omega Flex, Inc.	90	2,825
Otis Worldwide Corp.	1,894	135,610
Palladyne AI Corp. (a)	772	4,694
Parker-Hannifin Corp.	740	723,809
Park-Ohio Holdings Corp.	255	9,805
Pentair PLC	880	67,461
Perma-Pipe International Holdings, Inc. (a)	188	5,119
Proto Labs, Inc. (a)	609	49,640
RBC Bearings, Inc. (a)	190	122,371
Richtech Robotics, Inc., Class B (a)	4,723	9,966
See Notes to Schedule of Investments and Notes to Financial Statements.

60	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Snap-on, Inc.	275	$110,660
SPX Technologies, Inc. (a)	200	49,034
Standex International Corp.	307	109,805
Stanley Black & Decker, Inc.	987	92,896
Taylor Devices, Inc. (a)	81	4,753
Tennant Co.	453	39,656
Timken Co.	300	43,596
Velo3D, Inc. (a)	417	7,318
Watts Water Technologies, Inc., Class A	80	31,316
Worthington Enterprises, Inc.	791	42,524
Xylem, Inc.	1,433	169,395
		5,086,091
Industrial REITs - 0.1%
Americold Realty Trust, Inc.	1,300	20,436
EastGroup Properties, Inc.	300	60,759
First Industrial Realty Trust, Inc.	700	42,917
Industrial Logistics Properties Trust	1,521	13,491
Innovative Industrial Properties, Inc.	728	45,122
Lineage, Inc.	500	21,625
LXP Industrial Trust	1,486	80,066
One Liberty Properties, Inc.	436	10,647
Prologis, Inc.	5,313	719,752
Rexford Industrial Realty, Inc.	1,148	38,458
STAG Industrial, Inc.	1,200	45,672
Terreno Realty Corp.	2,639	170,928
		1,269,873
Insurance Brokers - 0.1%
Abacus Global Management, Inc.	745	7,979
Aon PLC, Class A	1,164	386,087
Arthur J Gallagher & Co.	1,417	325,301
Baldwin Insurance Group, Inc. (a)	2,476	65,812
Brown & Brown, Inc.	1,590	101,998
Crawford & Co., Class A	300	3,381
Goosehead Insurance, Inc., Class A (a)	564	27,354
Marsh & McLennan Cos., Inc.	2,707	451,176
Neptune Insurance Holdings, Inc., Class A (a)	962	30,303
Ryan Specialty Holdings, Inc.	800	30,208
Willis Towers Watson PLC	542	141,663
		1,571,262
	Number of Shares	Fair Value
Integrated Oil & Gas - 0.6%
BP PLC	75,841	$470,183
Chevron Corp.	10,466	1,734,844
Exxon Mobil Corp.	23,582	3,224,131
Occidental Petroleum Corp.	4,099	199,088
Shell PLC	27,157	1,057,174
		6,685,420
Integrated Telecommunication Services - 0.2%
AT&T, Inc.	38,060	787,842
ATN International, Inc.	285	7,550
Comcast Corp., Class A	20,243	496,966
IDT Corp., Class B	419	24,369
Liberty Capital Corp. (a)	124	2,715
Liberty Capital Corp., Class C (a)	847	18,261
Shenandoah Telecommunications Co.	1,212	18,277
Uniti Group, Inc.	4,317	49,516
Verizon Communications, Inc.	23,614	999,817
		2,405,313
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	1,351	277,009
Playtika Holding Corp.	1,031	3,835
ROBLOX Corp., Class A (a)	3,497	190,167
Take-Two Interactive Software, Inc. (a)	1,073	268,229
		739,240
Interactive Media & Services - 2.7%
Alphabet, Inc., Class A	32,990	11,789,636
Alphabet, Inc., Class C	26,951	9,522,597
Angi, Inc. (a)	834	4,962
Bumble, Inc., Class A (a)	2,842	9,094
Cargurus, Inc. (a)	1,902	64,839
Cars.com, Inc. (a)	1,245	13,620
EverQuote, Inc., Class A (a)	681	16,201
fuboTV, Inc., Class A (a)	621	5,713
Match Group, Inc.	1,613	61,375
MediaAlpha, Inc., Class A (a)	624	7,844
Meta Platforms, Inc., Class A	12,443	7,009,018
Nextdoor Holdings, Inc. (a)	6,270	14,233
People, Inc. (a)	300	13,848
Pinterest, Inc., Class A (a)	3,297	69,336
QuinStreet, Inc. (a)	1,319	19,323
Reddit, Inc., Class A (a)	700	121,506
RUM Group, Inc. (a)	2,973	18,849
Shutterstock, Inc.	871	12,150
TripAdvisor, Inc. (a)	2,885	39,553
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	61

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Trump Media & Technology Group Corp. (a)	4,120	$31,889
Yelp, Inc. (a)	1,357	33,274
Ziff Davis, Inc. (a)	836	43,781
ZipRecruiter, Inc., Class A (a)	1,230	4,613
ZoomInfo Technologies, Inc. (a)	6,216	18,213
		28,945,467
Internet Services & Infrastructure - 0.2%
Akamai Technologies, Inc. (a)	794	93,859
Applied Digital Corp. (a)	1,400	52,220
Backblaze, Inc., Class A (a)	1,338	21,221
Cloudflare, Inc., Class A (a)	1,775	435,372
Commerce.com, Inc. (a)	2,196	6,500
CoreWeave, Inc., Class A (a)	1,900	189,126
Crexendo, Inc. (a)	304	2,271
DigitalOcean Holdings, Inc. (a)	400	62,812
Fastly, Inc., Class A (a)	3,868	71,016
GoDaddy, Inc., Class A (a)	690	58,567
MongoDB, Inc. (a)	447	150,147
Okta, Inc. (a)	1,061	144,773
Rackspace Technology, Inc. (a)	2,324	15,176
SharonAI Holdings, Inc. (a)	108	9,143
Snowflake, Inc. (a)	1,898	483,041
Tucows, Inc., Class A (a)	223	3,004
Twilio, Inc., Class A (a)	827	170,635
VeriSign, Inc.	437	109,932
Whitefiber, Inc. (a)	306	11,888
		2,090,703
Investment Banking & Brokerage - 0.5%
BGC Group, Inc., Class A	9,247	98,850
BRC Group Holdings, Inc. (a)	585	4,703
Charles Schwab Corp.	9,259	854,328
Evercore, Inc., Class A	226	77,165
Goldman Sachs Group, Inc.	1,657	1,675,840
Houlihan Lokey, Inc.	300	40,239
Interactive Brokers Group, Inc., Class A	2,400	208,896
Jefferies Financial Group, Inc.	1,079	53,928
Lazard, Inc.	600	25,164
LPL Financial Holdings, Inc.	463	130,418
Moelis & Co., Class A	1,853	121,223
Morgan Stanley	6,365	1,330,540
Perella Weinberg Partners	1,773	28,297
Piper Sandler Cos.	1,738	125,727
PJT Partners, Inc., Class A	602	90,866
Raymond James Financial, Inc.	982	149,294
	Number of Shares	Fair Value
Robinhood Markets, Inc., Class A (a)	4,321	$433,310
Stifel Financial Corp.	950	66,282
StoneX Group, Inc. (a)	1,800	213,300
Virtu Financial, Inc., Class A	500	29,785
		5,758,155
IT Consulting & Other Services - 0.2%
Accenture PLC, Class A	3,561	443,131
Amdocs Ltd.	467	23,602
BigBear.ai Holdings, Inc. (a)	12,345	45,306
Brand Engagement Network, Inc. (a)	155	2,652
Cognizant Technology Solutions Corp., Class A	2,682	103,874
DXC Technology Co. (a)	4,347	38,471
EPAM Systems, Inc. (a)	298	23,646
Everforth, Inc. (a)	1,068	19,085
Gartner, Inc. (a)	342	44,330
Globant SA (a)	1,090	31,545
Grid Dynamics Holdings, Inc. (a)	1,585	9,003
Hackett Group, Inc.	585	6,300
Information Services Group, Inc.	621	2,552
International Business Machines Corp.	5,331	1,499,131
Kyndryl Holdings, Inc. (a)	1,359	15,370
TSS, Inc. (a)	569	6,999
Unisys Corp. (a)	1,566	5,732
		2,320,729
Leisure Facilities - 0.0%*
Dave & Buster's Entertainment, Inc. (a)	752	8,573
Life Time Group Holdings, Inc. (a)	3,605	147,228
Planet Fitness, Inc., Class A (a)	500	26,085
Pursuit Attractions & Hospitality, Inc. (a)	531	29,720
Six Flags Entertainment Corp. (a)	2,448	52,143
United Parks & Resorts, Inc. (a)	458	21,865
Vail Resorts, Inc.	200	27,230
Xponential Fitness, Inc., Class A (a)	683	4,726
		317,570
Leisure Products - 0.1%
Acushnet Holdings Corp.	707	83,801
See Notes to Schedule of Investments and Notes to Financial Statements.

62	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Brunswick Corp.	300	$25,272
Callaway Golf Co. (a)	3,565	66,986
Escalade, Inc.	242	4,545
Funko, Inc., Class A (a)	968	5,692
Hasbro, Inc.	700	57,813
JAKKS Pacific, Inc.	169	3,934
Johnson Outdoors, Inc., Class A	181	8,333
Latham Group, Inc. (a)	1,435	9,284
Malibu Boats, Inc., Class A (a)	533	14,620
MasterCraft Boat Holdings, Inc. (a)	495	12,781
Mattel, Inc. (a)	1,759	24,415
Peloton Interactive, Inc., Class A (a)	10,327	61,033
Polaris, Inc.	1,340	91,710
Smith & Wesson Brands, Inc.	1,070	16,093
Sturm Ruger & Co., Inc.	321	12,150
Tron, Inc. (a)	1,853	2,983
YETI Holdings, Inc. (a)	500	24,780
		526,225
Life & Health Insurance - 0.2%
Aegon Ltd.	6,231	52,988
Aflac, Inc.	2,535	297,229
Brighthouse Financial, Inc. (a)	270	17,091
Citizens, Inc. (a)	1,074	6,165
CNO Financial Group, Inc.	2,305	117,509
F&G Annuities & Life, Inc.	877	23,319
Genworth Financial, Inc. (a)	9,746	92,295
Globe Life, Inc.	500	89,340
Lincoln National Corp.	746	26,371
MetLife, Inc.	3,233	273,544
Oscar Health, Inc., Class A (a)	5,941	169,437
Primerica, Inc.	200	56,840
Principal Financial Group, Inc.	1,200	129,336
Prudential Financial, Inc.	1,892	204,203
Unum Group	1,009	90,205
		1,645,872
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc., Class A (a)	2,921	111,991
Adaptive Biotechnologies Corp. (a)	3,890	83,441
Agilent Technologies, Inc.	1,596	211,997
Alamar Biosciences, Inc. (a)	336	9,102
Alpha Teknova, Inc. (a)	103	585
Avantor, Inc. (a)	4,003	39,630
Azenta, Inc. (a)	1,062	27,102
BioLife Solutions, Inc. (a)	1,077	30,414
	Number of Shares	Fair Value
Bio-Rad Laboratories, Inc., Class A (a)	71	$20,846
Bio-Techne Corp.	762	53,835
Bruker Corp.	561	33,761
Charles River Laboratories International, Inc. (a)	318	72,119
Codexis, Inc. (a)	1,557	3,519
CryoPort, Inc. (a)	1,161	18,228
Cytek Biosciences, Inc. (a)	3,070	13,600
Danaher Corp.	3,582	682,299
Fortrea Holdings, Inc. (a)	2,438	42,421
Ginkgo Bioworks Holdings, Inc. (a)	1,280	12,685
Illumina, Inc. (a)	852	149,807
IQVIA Holdings, Inc. (a)	909	175,637
Lifecore Biomedical, Inc. (a)	788	4,137
Maravai LifeSciences Holdings, Inc., Class A (a)	2,848	17,772
Medpace Holdings, Inc. (a)	134	70,965
Mesa Laboratories, Inc.	118	11,747
Mettler-Toledo International, Inc. (a)	101	129,029
Nautilus Biotechnology, Inc. (a)	1,255	2,347
OmniAb, Inc. (a)(d)	2,629	6,467
OmniAb, Inc. (a)(c)(d)**	394	—
Pacific Biosciences of California, Inc. (a)	6,559	11,019
Personalis, Inc. (a)	1,713	22,954
Qiagen NV	2,133	83,051
Quanterix Corp. (a)	743	3,210
Repligen Corp. (a)	306	41,751
Revvity, Inc.	760	84,558
Sotera Health Co. (a)	1,700	30,175
Tempus AI, Inc., Class A (a)	500	28,965
Thermo Fisher Scientific, Inc.	2,139	1,072,409
Waters Corp. (a)	546	204,772
West Pharmaceutical Services, Inc.	435	156,165
		3,774,512
Managed Healthcare - 0.3%
Alignment Healthcare, Inc. (a)	5,010	119,288
Centene Corp. (a)	3,006	192,955
Clover Health Investments Corp. (a)	10,619	55,644
Elevance Health, Inc.	1,258	486,506
HealthEquity, Inc. (a)	2,092	188,949
Humana, Inc.	657	260,974
Molina Healthcare, Inc. (a)	339	77,529
Progyny, Inc. (a)	1,731	49,905
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	63

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
UnitedHealth Group, Inc.	5,123	$2,129,273
		3,561,023
Marine Transportation - 0.0%*
AP Moller - Maersk AS, Class A	11	25,405
AP Moller - Maersk AS, Class B	16	38,030
Genco Shipping & Trading Ltd.	755	18,709
Kirby Corp. (a)	300	40,791
Matson, Inc.	750	144,173
Pangaea Logistics Solutions Ltd.	754	4,901
		272,009
Metal, Glass & Plastic Containers - 0.0%*
AptarGroup, Inc.	364	45,573
Ardagh Metal Packaging SA	3,202	15,177
Ball Corp.	1,592	99,341
Crown Holdings, Inc.	627	70,111
Greif, Inc., Class A	619	46,109
Greif, Inc., Class B	103	9,635
Myers Industries, Inc.	957	33,792
O-I Glass, Inc. (a)	3,930	37,846
Silgan Holdings, Inc.	193	8,953
TriMas Corp.	647	29,134
		395,671
Mortgage REITs - 0.1%
ACRES Commercial Realty Corp. (a)	96	1,708
Adamas Trust, Inc.	2,235	20,964
AGNC Investment Corp.	5,239	57,105
Angel Oak Mortgage REIT, Inc.	264	2,397
Annaly Capital Management, Inc.	3,975	88,881
Apollo Commercial Real Estate Finance, Inc.	3,488	37,252
Arbor Realty Trust, Inc.	4,990	27,046
ARES Commercial Real Estate Corp.	1,256	5,652
ARMOUR Residential REIT, Inc.	3,212	56,049
Blackstone Mortgage Trust, Inc., Class A	4,079	69,139
BrightSpire Capital, Inc.	3,089	16,835
Chicago Atlantic Real Estate Finance, Inc.	464	4,974
Chimera Investment Corp.	2,128	28,388
Claros Mortgage Trust, Inc. (a)	1,963	4,613
	Number of Shares	Fair Value
Dynex Capital, Inc.	5,541	$72,643
Ellington Financial, Inc.	3,148	42,844
Franklin BSP Realty Trust, Inc.	1,961	15,963
Invesco Mortgage Capital, Inc.	2,302	18,186
KKR Real Estate Finance Trust, Inc.	1,310	8,960
Ladder Capital Corp.	2,894	28,795
MFA Financial, Inc.	2,441	23,653
Nexpoint Real Estate Finance, Inc.	166	2,573
Orchid Island Capital, Inc.	5,196	36,216
PennyMac Mortgage Investment Trust	2,073	23,383
Ready Capital Corp.	3,478	6,087
Redwood Trust, Inc.	3,050	14,457
Rithm Capital Corp.	3,000	28,170
Seven Hills Realty Trust	539	4,544
Starwood Property Trust, Inc.	2,200	36,036
TPG Mortgage Investment Trust, Inc.	852	6,748
TPG RE Finance Trust, Inc.	1,729	14,472
Two Harbors Investment Corp.	2,690	33,383
		838,116
Motorcycle Manufacturers - 0.0%*
Harley-Davidson, Inc.	2,660	65,064
Livewire Group, Inc. (a)	1,125	1,260
		66,324
Movies & Entertainment - 0.4%
AMC Entertainment Holdings, Inc., Class A (a)	15,726	29,879
Atlanta Braves Holdings, Inc., Class A (a)	148	8,334
Atlanta Braves Holdings, Inc., Class C (a)	1,257	65,238
Cinemark Holdings, Inc.	2,691	85,386
CuriosityStream, Inc.	986	2,623
IMAX Corp. (a)	1,164	46,397
Liberty Media Corp.-Liberty Formula One, Class A (a)	100	8,754
Liberty Media Corp.-Liberty Formula One, Class C (a)	1,199	114,073
Lionsgate Studios Corp. (a)	5,022	76,887
Live Nation Entertainment, Inc. (a)	928	169,926
Madison Square Garden Entertainment Corp. (a)	1,007	81,456
Madison Square Garden Sports Corp. (a)	100	40,184
Marcus Corp.	542	12,715
See Notes to Schedule of Investments and Notes to Financial Statements.

64	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Netflix, Inc. (a)	23,800	$1,699,320
Reservoir Media, Inc. (a)	481	4,757
Roku, Inc. (a)	684	94,488
Sphere Entertainment Co. (a)	680	117,661
Spotify Technology SA (a)	1,577	724,048
Starz Entertainment Corp. (a)	273	7,879
Stubhub Holdings, Inc., Class A (a)	5,638	72,561
TKO Group Holdings, Inc.	351	70,660
Walt Disney Co.	10,001	962,596
Warner Bros Discovery, Inc. (a)	13,046	347,806
		4,843,628
Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	795	150,008
BRT Apartments Corp.	299	4,596
Camden Property Trust	638	73,045
Centerspace	433	24,330
Equity Residential	2,192	148,903
Essex Property Trust, Inc.	414	120,718
Independence Realty Trust, Inc.	5,878	98,104
Mid-America Apartment Communities, Inc.	624	86,699
NexPoint Residential Trust, Inc.	607	16,947
UDR, Inc.	1,647	65,748
		789,098
Multi-Line Insurance - 0.0%*
Horace Mann Educators Corp.	1,029	53,148
Multi-Sector Holdings - 0.5%
Berkshire Hathaway, Inc., Class B (a)	10,539	5,273,610
Cannae Holdings, Inc.	1,017	14,645
Compass Diversified Holdings (a)	1,605	17,109
		5,305,364
Multi-Utilities - 0.2%
Ameren Corp.	1,541	174,195
Avista Corp.	2,120	86,729
Black Hills Corp.	1,914	142,402
CenterPoint Energy, Inc.	3,797	167,220
CMS Energy Corp.	1,600	122,400
Consolidated Edison, Inc.	2,019	223,362
Dominion Energy, Inc.	5,012	342,269
DTE Energy Co.	1,174	178,882
NiSource, Inc.	2,783	132,332
	Number of Shares	Fair Value
Northwestern Energy Group, Inc.	1,537	$110,080
Public Service Enterprise Group, Inc.	2,879	233,660
Sempra	3,658	339,133
Unitil Corp.	470	24,764
WEC Energy Group, Inc.	1,864	217,659
		2,495,087
Office REITs - 0.1%
Brandywine Realty Trust	4,092	12,972
BXP, Inc.	900	59,679
COPT Defense Properties	2,845	103,529
Cousins Properties, Inc.	900	26,982
Douglas Emmett, Inc.	4,186	49,395
Easterly Government Properties, Inc.	1,127	28,096
Empire State Realty Trust, Inc., Class A	3,349	18,118
Highwoods Properties, Inc.	2,822	85,111
Hudson Pacific Properties, Inc. (a)	1,263	19,185
JBG SMITH Properties	1,424	20,890
Kilroy Realty Corp.	972	36,421
NET Lease Office Properties	354	3,940
Orion Properties, Inc.	1,357	3,922
Piedmont Realty Trust, Inc., Class A (a)	3,204	29,317
Postal Realty Trust, Inc., Class A	676	16,657
SL Green Realty Corp.	1,782	92,254
Vornado Realty Trust	800	31,440
		637,908
Office Services & Supplies - 0.0%*
ACCO Brands Corp.	2,519	10,479
CompX International, Inc.	19	473
HNI Corp.	1,827	73,829
Interface, Inc.	1,476	52,900
Millerknoll, Inc.	1,740	35,600
MSA Safety, Inc.	200	34,916
NLI Holdings, Inc.	196	1,166
Pitney Bowes, Inc.	3,684	64,544
		273,907
Oil & Gas Drilling - 0.1%
Helmerich & Payne, Inc.	2,486	81,392
Nabors Industries Ltd. (a)	362	30,411
Noble Corp. PLC	3,159	117,831
Patterson-UTI Energy, Inc.	8,884	81,555
Transocean Ltd. (a)	24,265	118,656
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	65

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Valaris Ltd. (a)	1,410	$102,366
		532,211
Oil & Gas Equipment & Services - 0.2%
Archrock, Inc.	4,310	175,460
Atlas Energy Solutions, Inc.	2,092	34,748
Baker Hughes Co.	5,793	321,511
Bristow Group, Inc.	642	26,527
Cactus, Inc., Class A	1,782	91,292
Core Laboratories, Inc.	1,130	13,164
Energy Services of America Corp.	281	5,435
Expro Group Holdings NV (a)	2,157	31,859
Flowco Holdings, Inc., Class A	911	19,441
Forum Energy Technologies, Inc. (a)	286	14,366
Halliburton Co.	4,582	155,559
Helix Energy Solutions Group, Inc. (a)	3,560	31,114
HMH Holding, Inc., Class A (a)	259	4,854
Innovex International, Inc. (a)	1,158	28,718
Kodiak Gas Services, Inc.	2,493	187,299
Liberty Energy, Inc.	3,957	103,634
National Energy Services Reunited Corp. (a)	1,548	46,332
Natural Gas Services Group, Inc.	299	12,899
NOV, Inc.	1,873	34,744
Oceaneering International, Inc. (a)	2,467	99,963
Oil States International, Inc. (a)	1,300	10,413
ProFrac Holding Corp., Class A (a)	625	3,631
ProPetro Holding Corp. (a)	2,528	36,252
Ranger Energy Services, Inc., Class A	527	8,437
RPC, Inc.	2,712	15,811
SEACOR Marine Holdings, Inc. (a)	519	3,970
Select Water Solutions, Inc.	2,876	57,462
SLB Ltd.	8,280	384,937
Smart Sand, Inc.	762	3,818
Solaris Energy Infrastructure, Inc.	1,308	105,242
Tenaris SA	1,569	43,429
TETRA Technologies, Inc. (a)	3,291	37,287
Tidewater, Inc. (a)	1,266	84,354
Weatherford International PLC	400	32,600
		2,266,562
	Number of Shares	Fair Value
Oil & Gas Exploration & Production - 0.3%
Amplify Energy Corp. (a)	901	$3,586
Antero Resources Corp. (a)	1,800	63,252
APA Corp.	1,900	61,883
California Resources Corp.	1,798	95,060
Chord Energy Corp.	300	34,290
CNX Resources Corp. (a)	3,391	115,057
Comstock Resources, Inc. (a)	1,751	26,125
ConocoPhillips	6,977	725,329
Crescent Energy Co., Class A	6,565	64,468
Devon Energy Corp.	6,617	273,414
Diamondback Energy, Inc.	1,121	197,049
Diversified Energy Co.	1,792	24,837
EOG Resources, Inc.	2,971	385,428
Epsilon Energy Ltd.	609	3,295
EQT Corp.	3,372	179,289
Evolution Petroleum Corp.	710	2,613
Expand Energy Corp.	1,288	117,453
Granite Ridge Resources, Inc.	1,598	7,047
Gulfport Energy Corp. (a)	402	68,219
HighPeak Energy, Inc.	412	2,880
Infinity Natural Resources, Inc., Class A (a)	434	5,512
Magnolia Oil & Gas Corp., Class A	4,568	116,849
Matador Resources Co.	770	38,331
Murphy Oil Corp.	3,405	110,867
New Era Energy & Digital, Inc. (a)	2,028	12,939
Northern Oil & Gas, Inc.	2,662	48,315
Ovintiv, Inc.	1,500	78,975
Permian Resources Corp., Class A	4,280	78,795
PrimeEnergy Resources Corp. (a)	12	2,003
Range Resources Corp.	1,460	54,297
Riley Exploration Permian, Inc.	358	11,800
Ring Energy, Inc. (a)	4,838	5,225
Sable Offshore Corp. (a)	3,379	10,407
SandRidge Energy, Inc.	749	10,261
SM Energy Co.	6,007	156,783
Talos Energy, Inc. (a)	3,231	41,712
Texas Pacific Land Corp.	316	138,294
VAALCO Energy, Inc.	2,499	12,695
Viper Energy, Inc., Class A	900	38,160
Vitesse Energy, Inc.	815	12,853
W&T Offshore, Inc.	2,358	7,428
		3,443,075
Oil & Gas Refining & Marketing - 0.2%
Aemetis, Inc. (a)	2,108	3,457
See Notes to Schedule of Investments and Notes to Financial Statements.

66	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Calumet, Inc. (a)	1,747	$62,927
Clean Energy Fuels Corp. (a)	3,272	6,708
Comstock, Inc. (a)	1,863	7,750
CVR Energy, Inc.	698	19,223
Delek U.S. Holdings, Inc.	1,542	78,349
FutureFuel Corp.	626	2,830
Gevo, Inc. (a)	5,558	8,337
Green Plains, Inc. (a)	1,753	26,961
HF Sinclair Corp.	900	62,685
Marathon Petroleum Corp.	1,658	423,901
OPAL Fuels, Inc., Class A (a)	502	1,104
Par Pacific Holdings, Inc. (a)	1,242	69,651
PBF Energy, Inc., Class A	2,423	110,295
Phillips 66 Co.	2,271	383,913
REX American Resources Corp. (a)	741	33,456
Valero Energy Corp.	1,666	433,893
World Kinect Corp.	1,249	41,142
		1,776,582
Oil & Gas Storage & Transportation - 0.2%
Antero Midstream Corp.	1,800	40,950
Cheniere Energy, Inc.	1,169	279,403
DHT Holdings, Inc.	3,724	61,558
Dorian LPG Ltd.	950	33,041
DT Midstream, Inc.	540	79,240
Excelerate Energy, Inc., Class A	567	21,540
International Seaways, Inc.	1,065	81,568
Kinder Morgan, Inc.	10,747	343,582
Kinetik Holdings, Inc.	1,305	63,084
Navigator Holdings Ltd.	937	17,456
NextDecade Corp. (a)	4,049	30,529
Nordic American Tankers Ltd.	5,202	28,819
ONEOK, Inc.	3,615	314,288
Summit Midstream Corp. (a)	205	5,838
Targa Resources Corp.	1,237	331,689
Williams Cos., Inc.	6,887	511,980
		2,244,565
Other Specialized REITs - 0.1%
EPR Properties	600	34,806
Farmland Partners, Inc.	880	8,518
Four Corners Property Trust, Inc.	2,811	69,010
Gaming & Leisure Properties, Inc.	1,511	67,285
Gladstone Land Corp.	1,114	9,502
Iron Mountain, Inc.	1,680	212,201
Lamar Advertising Co., Class A	490	76,430
	Number of Shares	Fair Value
Millrose Properties, Inc.	759	$22,808
Outfront Media, Inc.	3,966	129,926
Safehold, Inc.	1,436	22,545
VICI Properties, Inc.	5,519	146,530
		799,561
Other Specialty Retail - 0.1%
1-800-Flowers.com, Inc., Class A (a)	548	1,907
Academy Sports & Outdoors, Inc.	1,648	77,670
Barnes & Noble Education, Inc. (a)	292	3,668
Bath & Body Works, Inc.	1,298	30,023
Build-A-Bear Workshop, Inc.	291	8,907
Chewy, Inc., Class A (a)	1,500	29,475
Dick's Sporting Goods, Inc.	387	87,775
Envela Corp. (a)	130	3,754
Five Below, Inc. (a)	300	53,937
MarineMax, Inc. (a)	469	17,175
National Vision Holdings, Inc. (a)	2,010	38,210
Outdoor Holding Co. (a)	2,501	5,702
Petco Health & Wellness Co., Inc. (a)	2,066	5,620
Sally Beauty Holdings, Inc. (a)	2,504	35,407
Signet Jewelers Ltd.	1,003	86,459
Tractor Supply Co.	2,885	91,195
Ulta Beauty, Inc. (a)	235	105,980
Upbound Group, Inc.	1,395	29,602
Warby Parker, Inc., Class A (a)	2,616	79,369
Winmark Corp.	77	32,577
		824,412
Packaged Foods & Meats - 0.2%
B&G Foods, Inc.	1,749	6,961
BRC, Inc., Class A (a)	1,980	2,198
Cal-Maine Foods, Inc.	1,105	89,019
Campbell's Co.	1,000	22,270
Conagra Brands, Inc.	2,700	36,342
Dole PLC	1,985	27,234
Flowers Foods, Inc.	4,825	38,118
Freshpet, Inc. (a)	200	11,824
General Mills, Inc.	3,110	108,228
Hershey Co.	794	139,307
Hormel Foods Corp.	1,578	39,166
J&J Snack Foods Corp.	384	28,205
J.M. Smucker Co.	611	68,738
JBS NV, Class A	4,900	58,065
John B Sanfilippo & Son, Inc.	215	18,488
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	67

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Kraft Heinz Co.	5,279	$124,690
Lamb Weston Holdings, Inc.	786	33,939
Lifeway Foods, Inc. (a)	115	3,432
Mama's Creations, Inc. (a)	989	17,654
Marzetti Co.	504	57,537
McCormick & Co., Inc.	1,377	69,428
Mission Produce, Inc. (a)	1,447	17,060
Mondelez International, Inc., Class A	7,209	416,969
Once Upon a Farm PBC (a)	328	6,717
Pilgrim's Pride Corp.	303	8,517
Post Holdings, Inc. (a)	290	25,595
Seaboard Corp.	1	4,464
Seneca Foods Corp., Class A (a)	112	19,481
Simply Good Foods Co. (a)	2,125	28,220
Smithfield Foods, Inc.	100	2,426
Tyson Foods, Inc., Class A	1,471	84,215
Utz Brands, Inc.	1,689	13,005
Vital Farms, Inc. (a)	798	9,281
Westrock Coffee Co. (a)	876	7,104
		1,643,897
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	2,696	116,872
Avery Dennison Corp.	442	71,759
Graphic Packaging Holding Co.	1,700	17,969
International Paper Co.	3,093	117,843
Packaging Corp. of America	483	115,089
Ranpak Holdings Corp. (a)	1,334	9,752
Smurfit Westrock PLC	3,070	142,018
Sonoco Products Co.	670	37,754
		629,056
Paper Products - 0.0%*
Clearwater Paper Corp. (a)	370	5,801
Magnera Corp. (a)	769	9,036
Sylvamo Corp.	856	32,357
		47,194
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	791	41,290
Allegiant Travel Co. (a)	617	72,559
American Airlines Group, Inc. (a)	2,760	49,873
Delta Air Lines, Inc.	3,548	332,306
Frontier Group Holdings, Inc. (a)	1,362	10,773
JetBlue Airways Corp. (a)	8,613	49,352
Joby Aviation, Inc. (a)	16,678	148,768
	Number of Shares	Fair Value
Republic Airways Holdings, Inc. (a)	359	$7,543
SkyWest, Inc. (a)	981	97,443
Southwest Airlines Co.	2,462	126,596
United Airlines Holdings, Inc. (a)	1,946	264,637
		1,201,140
Passenger Ground Transportation - 0.1%
Avis Budget Group, Inc. (a)	100	14,783
Hertz Global Holdings, Inc. (a)	2,869	6,498
Lyft, Inc., Class A (a)	1,615	23,595
Uber Technologies, Inc. (a)	11,125	802,780
		847,656
Personal Care Products - 0.1%
BellRing Brands, Inc. (a)	2,997	38,781
Coty, Inc., Class A (a)	9,137	19,736
Edgewell Personal Care Co.	1,195	32,098
elf Beauty, Inc. (a)	300	22,200
Estee Lauder Cos., Inc., Class A	1,466	115,741
Herbalife Ltd. (a)	2,591	34,072
Honest Co., Inc. (a)	2,249	8,231
Interparfums, Inc.	469	52,462
Kenvue, Inc.	10,794	206,273
Nature's Sunshine Products, Inc. (a)	394	8,589
Niagen Bioscience, Inc. (a)	1,257	4,010
Nu Skin Enterprises, Inc., Class A	1,146	6,051
Olaplex Holdings, Inc. (a)	3,431	7,033
USANA Health Sciences, Inc. (a)	256	5,466
		560,743
Pharmaceuticals - 1.7%
Aclaris Therapeutics, Inc. (a)	2,992	15,828
Alimera Sciences, Inc. (a)	852	34
Alto Neuroscience, Inc. (a)	661	17,444
Alumis, Inc. (a)	1,994	56,111
Amneal Pharmaceuticals, Inc. (a)	4,311	74,623
Amphastar Pharmaceuticals, Inc. (a)	864	17,435
Amylyx Pharmaceuticals, Inc. (a)	2,321	41,685
AN2 Therapeutics, Inc. (a)	668	3,233
ANI Pharmaceuticals, Inc. (a)	519	42,963
Aquestive Therapeutics, Inc. (a)	2,422	10,075
Arvinas, Inc. (a)	1,501	12,473
See Notes to Schedule of Investments and Notes to Financial Statements.

68	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
AtaiBeckley, Inc. (a)	8,088	$42,624
Atea Pharmaceuticals, Inc. (a)	1,575	7,324
Avalyn Pharma, Inc. (a)	432	14,221
Axsome Therapeutics, Inc. (a)	200	48,954
BioAge Labs, Inc. (a)	887	21,740
Bristol-Myers Squibb Co.	11,769	678,130
Collegium Pharmaceutical, Inc. (a)	831	30,082
Contineum Therapeutics, Inc., Class A (a)	678	11,112
Corcept Therapeutics, Inc. (a)	600	52,170
CorMedix, Inc. (a)	1,796	14,099
Crinetics Pharmaceuticals, Inc. (a)	2,536	94,897
Definium Therapeutics, Inc. (a)	3,201	150,575
Edgewise Therapeutics, Inc. (a)	1,806	73,378
Elanco Animal Health, Inc. (a)	2,682	66,004
Eli Lilly & Co. (e)	4,520	5,421,424
Enliven Therapeutics, Inc. (a)	1,081	54,861
Esperion Therapeutics, Inc. (a)	6,391	20,195
Eton Pharmaceuticals, Inc. (a)	696	25,195
Evolus, Inc. (a)	1,499	10,403
EyePoint, Inc. (a)	1,833	26,212
Fulcrum Therapeutics, Inc. (a)	1,165	4,264
Haleon PLC	43,456	200,543
Harmony Biosciences Holdings, Inc. (a)	1,140	41,507
Harrow, Inc. (a)	817	34,698
Indivior Pharmaceuticals, Inc. (a)	2,945	120,833
Innoviva, Inc. (a)	1,908	43,331
Jazz Pharmaceuticals PLC (a)	325	78,315
Johnson & Johnson	13,669	3,471,516
LB Pharmaceuticals, Inc. (a)	565	18,337
LENZ Therapeutics, Inc. (a)	441	2,505
Lexicon Pharmaceuticals, Inc. (a)	6,282	15,077
Ligand Pharmaceuticals, Inc. (a)	494	156,148
Liquidia Corp. (a)	1,735	138,331
Maze Therapeutics, Inc. (a)	891	26,587
MBX Biosciences, Inc. (a)	783	43,222
Merck & Co., Inc.	13,966	1,794,631
Nektar Therapeutics (a)	870	60,735
Neumora Therapeutics, Inc. (a)	2,590	4,403
Novartis AG	8,857	1,389,846
Nuvation Bio, Inc. (a)	6,363	36,142
Ocular Therapeutix, Inc. (a)	5,198	51,044
Omeros Corp. (a)	1,821	17,318
	Number of Shares	Fair Value
Organon & Co.	990	$13,405
Pacira BioSciences, Inc. (a)	970	24,609
Perrigo Co. PLC	3,555	36,936
Pfizer, Inc.	31,831	766,490
Phathom Pharmaceuticals, Inc. (a)	1,241	13,465
Phibro Animal Health Corp., Class A	490	15,386
Prestige Consumer Healthcare, Inc. (a)	1,210	57,197
Rapport Therapeutics, Inc. (a)	773	32,211
Relmada Therapeutics, Inc. (a)	2,387	16,518
Roche Holding AG	3,398	1,401,915
Roche Holding AG, Class BR	143	60,132
Royalty Pharma PLC, Class A	2,300	128,961
Sanofi SA	5,274	452,715
Septerna, Inc. (a)	559	18,721
SIGA Technologies, Inc.	1,065	3,877
SpyGlass Pharma, Inc. (a)	280	6,233
Supernus Pharmaceuticals, Inc. (a)	1,418	65,951
Tarsus Pharmaceuticals, Inc. (a)	1,057	66,528
Theravance Biopharma, Inc. (a)	925	15,725
Third Harmonic Bio, Inc. (a)(c)	586	18
Trevi Therapeutics, Inc. (a)	2,705	50,448
VeraDermics, Inc. (a)	550	67,617
Viatris, Inc.	6,800	107,984
WaVe Life Sciences Ltd. (a)	3,312	19,243
Xeris Biopharma Holdings, Inc. (a)	4,329	34,286
Zevra Therapeutics, Inc. (a)	1,543	22,127
Zoetis, Inc.	2,482	178,356
		18,581,891
Property & Casualty Insurance - 0.4%
Allstate Corp.	1,481	352,389
American Coastal Insurance Corp., Class C	645	7,160
American Financial Group, Inc.	381	53,317
American Integrity Insurance Group, Inc.	276	5,197
American International Group, Inc.	2,755	205,330
AMERISAFE, Inc.	436	14,750
Arch Capital Group Ltd. (a)	1,990	193,149
Assurant, Inc.	326	87,541
Ategrity Specialty Holdings LLC (a)	217	5,217
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	69

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Axis Capital Holdings Ltd.	400	$42,976
Bowhead Specialty Holdings, Inc. (a)	423	12,660
Chubb Ltd.	1,952	665,125
Cincinnati Financial Corp.	855	158,295
Donegal Group, Inc., Class A	399	7,525
Employers Holdings, Inc.	491	24,786
Exzeo Group, Inc. (a)	198	3,340
Fidelity National Financial, Inc.	1,300	61,308
First American Financial Corp.	500	34,295
Hanover Insurance Group, Inc.	200	42,824
Hartford Insurance Group, Inc.	1,540	204,081
HCI Group, Inc.	285	49,946
Heritage Insurance Holdings, Inc. (a)	566	14,761
Hippo Holdings, Inc. (a)	425	12,011
Investors Title Co.	40	10,947
James River Group Holdings, Inc.	942	4,145
Kemper Corp.	1,508	40,656
Kingstone Cos., Inc.	339	6,451
Kinsale Capital Group, Inc.	142	46,833
Lemonade, Inc. (a)	1,763	114,683
Loews Corp.	1,000	113,210
Markel Group, Inc. (a)	64	124,993
MBIA, Inc. (a)	993	6,474
Mercury General Corp.	689	73,461
NI Holdings, Inc. (a)	206	3,236
Octave Specialty Group, Inc. (a)	1,163	7,257
Old Republic International Corp.	1,310	53,605
Palomar Holdings, Inc. (a)	671	84,808
Progressive Corp.	3,337	728,968
RLI Corp.	400	23,628
Root, Inc., Class A (a)	295	16,496
Safety Insurance Group, Inc.	349	26,126
Selective Insurance Group, Inc.	1,500	145,515
Skyward Specialty Insurance Group, Inc. (a)	1,060	61,851
Slide Insurance Holdings, Inc. (a)	1,632	31,612
Stewart Information Services Corp.	774	51,100
Tiptree, Inc.	559	10,017
Travelers Cos., Inc.	1,161	383,269
Trupanion, Inc. (a)	884	21,897
United Fire Group, Inc.	562	29,471
Universal Insurance Holdings, Inc.	603	24,940
	Number of Shares	Fair Value
W.R. Berkley Corp.	1,246	$87,880
White Mountains Insurance Group Ltd.	14	29,028
		4,620,540
Publishing - 0.0%*
John Wiley & Sons, Inc., Class A	997	48,364
New York Times Co., Class A	901	63,052
News Corp., Class A	2,094	51,994
News Corp., Class B	571	16,022
Scholastic Corp.	344	15,824
USA TODAY Co., Inc. (a)	3,465	29,626
		224,882
Rail Transportation - 0.2%
CSX Corp.	10,604	504,008
FTAI Infrastructure, Inc.	2,781	12,904
Norfolk Southern Corp.	1,248	392,608
Union Pacific Corp.	3,316	901,952
		1,811,472
Real Estate Development - 0.0%*
Forestar Group, Inc. (a)	459	14,527
Real Estate Operating Companies - 0.0%*
FRP Holdings, Inc. (a)	277	6,922
Maui Land & Pineapple Co., Inc. (a)	193	3,432
Seaport Entertainment Group, Inc. (a)	177	4,708
Transcontinental Realty Investors, Inc. (a)	36	1,656
		16,718
Real Estate Services - 0.1%
AGNT, Inc.	2,535	13,714
CBRE Group, Inc., Class A (a)	1,672	225,202
Compass, Inc., Class A (a)	17,745	218,796
CoStar Group, Inc. (a)	2,408	68,194
Cushman & Wakefield Ltd. (a)	6,033	80,782
Douglas Elliman, Inc. (a)	1,236	2,188
Jones Lang LaSalle, Inc. (a)	300	92,985
Marcus & Millichap, Inc.	550	17,143
Newmark Group, Inc., Class A	4,001	60,455
Opendoor Technologies, Inc. (a)	23,064	106,556
RE/MAX Holdings, Inc., Class A (a)	431	4,250
Zillow Group, Inc., Class C (a)	1,100	34,672
		924,937
See Notes to Schedule of Investments and Notes to Financial Statements.

70	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Regional Banks - 0.9%
1st Source Corp.	465	$37,935
ACNB Corp.	247	14,667
Amalgamated Financial Corp.	423	19,416
Amerant Bancorp, Inc.	872	22,253
Ameris Bancorp	1,628	146,943
Ames National Corp.	252	7,462
Arrow Financial Corp.	394	16,150
Associated Banc-Corp.	3,572	109,910
Atlantic Union Bankshares Corp.	3,558	150,539
Avidbank Holdings, Inc. (a)	234	7,729
Avidia Bancorp, Inc.	462	9,697
Axos Financial, Inc. (a)	1,364	132,840
Banc of California, Inc.	3,895	79,575
BancFirst Corp.	548	60,899
Bancorp, Inc. (a)	1,014	63,517
Bank First Corp.	262	38,868
Bank of Hawaii Corp.	1,008	82,142
Bank of Marin Bancorp	326	9,030
Bank OZK	500	26,045
Bank7 Corp.	104	5,091
BankUnited, Inc.	1,886	91,377
Bankwell Financial Group, Inc.	160	9,400
Banner Corp.	856	56,873
Bar Harbor Bankshares	440	16,614
BayCom Corp.	222	7,304
BCB Bancorp, Inc.	416	4,460
Beacon Financial Corp.	2,151	65,498
Blue Ridge Bankshares, Inc.	1,602	5,655
BOK Financial Corp.	100	13,888
Bridgewater Bancshares, Inc. (a)	462	9,720
Burke & Herbert Financial Services Corp.	401	28,816
Business First Bancshares, Inc.	802	24,645
BV Financial, Inc. (a)	163	3,452
Byline Bancorp, Inc.	783	29,488
C&F Financial Corp.	72	5,760
California BanCorp	697	14,525
Camden National Corp.	429	23,260
Capital Bancorp, Inc.	257	9,026
Capital City Bank Group, Inc.	334	16,506
Capitol Federal Financial, Inc.	3,094	26,330
Carter Bankshares, Inc.	584	19,862
Cathay General Bancorp	1,609	99,742
CB Financial Services, Inc.	109	4,131
Central Pacific Financial Corp.	660	25,212
CF Bankshares, Inc.	132	4,326
Chain Bridge Bancorp, Inc., Class A (a)	42	1,766
	Number of Shares	Fair Value
Chemung Financial Corp.	112	$8,353
ChoiceOne Financial Services, Inc.	340	11,560
Citizens & Northern Corp.	409	9,534
Citizens Community Bancorp, Inc.	220	5,146
Citizens Financial Group, Inc.	2,352	164,805
Citizens Financial Services, Inc.	97	7,027
City Holding Co.	357	47,352
Civista Bancshares, Inc.	555	15,662
CNB Financial Corp.	695	23,428
Coastal Financial Corp. (a)	334	25,888
CoastalSouth Bancshares, Inc.	159	4,269
Colony Bankcorp, Inc.	528	10,608
Columbia Banking System, Inc.	1,533	49,133
Columbia Financial, Inc. (a)	646	13,708
Commerce Bancshares, Inc.	568	32,802
Commercial Bancgroup, Inc.	242	7,814
Community Bancorp/VT	129	5,044
Community Financial System, Inc.	1,352	90,746
Community Trust Bancorp, Inc.	410	29,668
Community West Bancshares	621	16,680
ConnectOne Bancorp, Inc.	1,236	41,332
Cullen/Frost Bankers, Inc.	300	46,356
Customers Bancorp, Inc. (a)	788	62,331
CVB Financial Corp.	4,190	94,484
Dime Commercial Bancshares, Inc.	1,037	42,154
Eagle Bancorp Montana, Inc.	176	4,212
Eagle Bancorp, Inc.	724	20,554
Eagle Financial Services, Inc.	139	5,763
East West Bancorp, Inc.	793	102,368
Eastern Bankshares, Inc.	5,408	120,274
ECB Bancorp, Inc. (a)	119	2,390
Enterprise Financial Services Corp.	932	61,400
Equity Bancshares, Inc., Class A	442	21,654
Esquire Financial Holdings, Inc.	173	20,606
Farmers & Merchants Bancorp, Inc.	368	11,253
Farmers National Banc Corp.	1,551	22,645
FB Bancorp, Inc. (a)	381	5,738
FB Financial Corp.	1,123	62,158
Fidelity D&D Bancorp, Inc.	135	6,942
Financial Institutions, Inc.	497	19,368
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	71

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Finwise Bancorp (a)	153	$2,218
First Bancorp, Inc.	256	8,914
First Bancorp/Southern Pines NC	1,033	66,040
First Bank	475	8,422
First Busey Corp.	2,073	61,153
First Business Financial Services, Inc.	204	12,887
First Capital, Inc.	95	6,141
First Commonwealth Financial Corp.	2,599	52,838
First Community Bankshares, Inc.	397	17,635
First Community Corp.	247	8,072
First Financial Bancorp	2,691	91,037
First Financial Bankshares, Inc.	3,288	113,765
First Financial Corp.	293	22,690
First Hawaiian, Inc.	1,100	32,230
First Horizon Corp.	2,320	59,485
First Internet Bancorp	184	5,115
First Interstate BancSystem, Inc., Class A	2,318	89,382
First Merchants Corp.	1,608	70,254
First Mid Bancshares, Inc.	622	29,912
First National Corp.	185	5,554
First Northern Community Bancorp (a)	379	6,799
First United Corp.	143	6,308
First Western Financial, Inc. (a)	245	7,867
Firstsun Capital Bancorp (a)	629	24,393
Five Star Bancorp	376	18,307
Flagstar Bank NA	7,622	113,873
FNB Corp.	2,900	55,332
Franklin Financial Services Corp.	100	6,260
FS Bancorp, Inc.	137	5,946
Fulton Financial Corp.	4,808	116,306
FVCBankcorp, Inc.	429	7,507
GBank Financial Holdings, Inc. (a)	267	8,093
German American Bancorp, Inc.	944	44,802
Glacier Bancorp, Inc.	3,271	168,718
Great Southern Bancorp, Inc.	199	15,604
Greene County Bancorp, Inc.	168	5,643
Hancock Whitney Corp.	2,041	152,503
Hanmi Financial Corp.	755	24,462
Hanover Bancorp, Inc.	71	1,656
Hawthorn Bancshares, Inc.	137	5,384
HBT Financial, Inc.	411	13,148
	Number of Shares	Fair Value
Heritage Financial Corp.	1,050	$31,101
Hilltop Holdings, Inc.	999	38,741
Hingham Institution For Savings	38	11,672
Home Bancorp, Inc.	162	11,100
Home BancShares, Inc.	4,646	132,643
HomeTrust Bancshares, Inc.	378	18,858
Hope Bancorp, Inc.	3,159	43,215
Horizon Bancorp, Inc.	1,295	25,874
Huntington Bancshares, Inc.	11,746	208,257
Independent Bank Corp.	1,683	117,981
International Bancshares Corp.	1,361	103,368
Investar Holding Corp.	270	8,089
Isabella Bank Corp.	175	6,912
John Marshall Bancorp, Inc.	300	6,540
Kearny Financial Corp.	1,484	14,039
Lakeland Financial Corp.	626	38,637
Landmark Bancorp, Inc.	81	2,487
LCNB Corp.	393	6,913
Live Oak Bancshares, Inc.	921	37,614
M&T Bank Corp.	842	200,404
MainStreet Bancshares, Inc.	163	4,024
Mechanics Bancorp, Class A	899	14,294
Mercantile Bank Corp.	435	24,978
Meridian Corp.	220	4,407
Metrocity Bankshares, Inc.	590	21,175
Metropolitan Bank Holding Corp.	282	27,850
Mid Penn Bancorp, Inc.	547	19,057
Midland States Bancorp, Inc.	464	14,449
MVB Financial Corp.	241	6,991
National Bank Holdings Corp., Class A	1,104	49,051
National Bankshares, Inc.	181	6,576
NB Bancorp, Inc.	953	20,137
NBT Bancorp, Inc.	1,309	64,625
Nicolet Bankshares, Inc.	505	83,522
Northeast Bank	198	26,241
Northeast Community Bancorp, Inc.	294	8,156
Northfield Bancorp, Inc.	878	12,933
Northpointe Bancshares, Inc.	488	9,360
Northrim BanCorp, Inc.	559	15,507
Northwest Bancshares, Inc.	3,758	56,971
Norwood Financial Corp.	285	9,163
Oak Valley Bancorp	205	6,918
OceanFirst Financial Corp.	2,136	41,716
Ohio Valley Banc Corp.	90	3,909
Old National Bancorp	8,633	223,595
Old Second Bancorp, Inc.	1,282	29,896
OP Bancorp	196	2,938
See Notes to Schedule of Investments and Notes to Financial Statements.

72	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Orange County Bancorp, Inc.	319	$11,733
Origin Bancorp, Inc.	762	38,976
Orrstown Financial Services, Inc.	484	19,762
Park National Corp.	428	78,320
Parke Bancorp, Inc.	231	7,660
Pathward Financial, Inc.	545	47,448
PCB Bancorp	256	7,263
Peapack-Gladstone Financial Corp.	385	18,222
Peoples Bancorp of North Carolina, Inc.	132	5,688
Peoples Bancorp, Inc.	900	34,569
Peoples Financial Services Corp.	227	15,066
Pinnacle Financial Partners, Inc.	951	95,937
Pioneer Bancorp, Inc. (a)	305	5,206
Plumas Bancorp	143	8,357
Ponce Financial Group, Inc. (a)	467	9,312
Preferred Bank	289	30,709
Primis Financial Corp.	606	9,920
Princeton Bancorp, Inc.	127	4,820
Prosperity Bancshares, Inc.	380	27,751
Provident Financial Services, Inc.	3,281	77,563
QCR Holdings, Inc.	421	40,984
RBB Bancorp	386	10,582
Red River Bancshares, Inc.	139	12,688
Regions Financial Corp.	4,577	138,225
Renasant Corp.	2,319	98,650
Republic Bancorp, Inc., Class A	216	19,533
Rhinebeck Bancorp, Inc. (a)	107	1,852
Richmond Mutual BanCorp, Inc.	196	3,112
S&T Bancorp, Inc.	936	45,939
Seacoast Banking Corp. of Florida	2,491	82,826
ServisFirst Bancshares, Inc.	1,288	111,734
Shore Bancshares, Inc.	746	17,121
Sierra Bancorp	287	11,698
Simmons First National Corp., Class A	3,713	84,099
SmartFinancial, Inc.	367	17,220
South Plains Financial, Inc.	396	17,062
Southern First Bancshares, Inc. (a)	245	14,969
Southern Missouri Bancorp, Inc.	233	17,757
Southside Bancshares, Inc.	736	25,900
	Number of Shares	Fair Value
Southstate Bank Corp.	600	$59,940
SR Bancorp, Inc.	173	3,405
Sterling Bancorp, Inc. (a)(c)**	504	—
Stock Yards Bancorp, Inc.	673	51,464
Texas Capital Bancshares, Inc.	1,074	110,901
Third Coast Bancshares, Inc. (a)	393	15,877
Timberland Bancorp, Inc.	177	7,931
Tompkins Financial Corp.	348	32,893
Towne Bank	2,235	80,996
TriCo Bancshares	757	40,764
Triumph Financial, Inc. (a)	584	44,565
Truist Financial Corp.	6,758	336,684
TrustCo Bank Corp.	452	24,819
Trustmark Corp.	1,422	65,426
UMB Financial Corp.	1,827	260,822
United Bankshares, Inc.	3,452	158,205
United Community Banks, Inc.	2,999	105,235
Unity Bancorp, Inc.	162	9,508
Univest Financial Corp.	711	31,106
USCB Financial Holdings, Inc.	308	6,302
Valley National Bancorp	12,062	176,708
Virginia National Bankshares Corp.	90	3,994
WaFd, Inc.	1,882	72,212
Washington Trust Bancorp, Inc.	506	18,459
Webster Financial Corp.	1,042	79,630
WesBanco, Inc.	2,438	95,155
West BanCorp, Inc.	335	8,888
Westamerica BanCorp	604	35,437
Western Alliance Bancorp	700	57,540
Western New England Bancorp, Inc.	431	6,163
Wintrust Financial Corp.	390	62,681
WSFS Financial Corp.	1,300	99,749
Zions Bancorp NA	775	53,622
		10,000,406
Reinsurance - 0.0%*
Everest Group Ltd.	214	76,447
Greenlight Capital Re Ltd., Class A (a)	622	10,064
Reinsurance Group of America, Inc., Class A	390	82,933
SiriusPoint Ltd. (a)	2,682	64,368
Swiss Re AG	1,458	232,261
		466,073
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	73

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Renewable Electricity - 0.0%*
Clearway Energy, Inc., Class C	600	$20,508
Montauk Renewables, Inc. (a)	1,071	1,671
Ormat Technologies, Inc.	1,550	168,795
		190,974
Research & Consulting Services - 0.1%
Amentum Holdings, Inc. (a)	1,161	23,998
BlackSky Technology, Inc. (a)	845	23,592
Booz Allen Hamilton Holding Corp.	614	37,251
CACI International, Inc., Class A (a)	105	48,642
CBIZ, Inc. (a)	1,242	39,843
Clarivate PLC (a)	8,839	19,092
CRA International, Inc.	152	21,630
Equifax, Inc.	711	112,850
Experian PLC	4,313	145,572
Exponent, Inc.	1,245	73,156
Falcon's Beyond Global, Inc., Class A (a)	707	12,670
Franklin Covey Co. (a)	172	4,219
FTI Consulting, Inc. (a)	200	29,802
Huron Consulting Group, Inc. (a)	426	38,408
ICF International, Inc.	472	34,390
Innodata, Inc. (a)	804	60,766
Jacobs Solutions, Inc.	690	86,940
KBR, Inc.	700	24,171
Legalzoom.com, Inc. (a)	2,988	18,317
Leidos Holdings, Inc.	691	71,152
Mistras Group, Inc. (a)	447	7,809
Parsons Corp. (a)	300	15,717
Planet Labs PBC (a)	1,500	49,695
RCM Technologies, Inc. (a)	79	2,230
Resolute Holdings Management, Inc. (a)	108	15,609
Science Applications International Corp.	290	32,019
Spire Global, Inc. (a)	711	13,225
TIC Solutions, Inc. (a)	4,634	37,489
TransUnion	1,089	78,561
UL Solutions, Inc., Class A	200	20,372
Verisk Analytics, Inc.	726	130,339
Willdan Group, Inc. (a)	370	29,267
		1,358,793
Restaurants - 0.3%
Aramark	1,500	85,350
Biglari Holdings, Inc., Class A (a)	2	4,209
	Number of Shares	Fair Value
Biglari Holdings, Inc., Class B (a)	19	$8,095
BJ's Restaurants, Inc. (a)	456	27,695
Black Rock Coffee Bar, Inc., Class A (a)	307	2,545
Bloomin' Brands, Inc.	1,995	18,234
Brinker International, Inc. (a)	1,072	180,096
Cava Group, Inc. (a)	600	47,088
Cheesecake Factory, Inc.	1,195	95,050
Chipotle Mexican Grill, Inc. (a)	7,000	238,000
Cracker Barrel Old Country Store, Inc.	574	30,594
Darden Restaurants, Inc.	590	121,546
Dine Brands Global, Inc.	335	12,027
Domino's Pizza, Inc.	163	48,255
DoorDash, Inc., Class A (a)	2,060	380,132
Dutch Bros, Inc., Class A (a)	600	43,086
El Pollo Loco Holdings, Inc. (a)	666	11,295
First Watch Restaurant Group, Inc. (a)	1,568	20,212
Jack in the Box, Inc. (a)	466	7,368
Krispy Kreme, Inc. (a)	1,658	5,853
Kura Sushi USA, Inc., Class A (a)	162	9,325
McDonald's Corp.	3,940	1,065,021
Nathan's Famous, Inc.	75	7,620
Papa John's International, Inc.	838	30,813
Portillo's, Inc., Class A (a)	1,585	7,513
RCI Hospitality Holdings, Inc.	201	5,491
Serve Robotics, Inc. (a)	1,935	12,732
Shake Shack, Inc., Class A (a)	999	55,964
Starbucks Corp.	6,525	666,790
Sweetgreen, Inc., Class A (a)	2,761	24,324
Texas Roadhouse, Inc.	400	77,292
Venu Holding Corp. (a)	1,213	2,754
Wendy's Co.	4,105	34,030
Wingstop, Inc.	200	34,682
Yum! Brands, Inc.	1,471	235,154
		3,656,235
Retail REITs - 0.2%
Acadia Realty Trust	3,448	72,098
Agree Realty Corp.	600	45,444
Alexander's, Inc.	51	14,054
Brixmor Property Group, Inc.	1,840	58,015
CBL & Associates Properties, Inc.	487	25,855
Curbline Properties Corp.	2,500	76,000
Federal Realty Investment Trust	400	49,376
FrontView REIT, Inc.	509	10,297
See Notes to Schedule of Investments and Notes to Financial Statements.

74	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Getty Realty Corp.	1,471	$49,073
InvenTrust Properties Corp.	2,003	70,906
Kimco Realty Corp.	4,234	107,332
Kite Realty Group Trust	5,092	144,511
Macerich Co.	7,050	177,589
NETSTREIT Corp.	2,504	52,909
NNN REIT, Inc.	1,000	46,530
Phillips Edison & Co., Inc.	3,164	131,686
Realty Income Corp.	5,286	327,521
Regency Centers Corp.	1,000	79,740
Saul Centers, Inc.	292	10,918
Simon Property Group, Inc.	1,853	414,423
SITE Centers Corp.	1,450	5,756
Tanger, Inc.	2,815	111,108
Urban Edge Properties	3,267	74,749
Whitestone REIT	1,211	22,961
		2,178,851
Security & Alarm Services - 0.0%*
Brink's Co.	1,023	96,663
CoreCivic, Inc. (a)	2,482	75,403
GEO Group, Inc. (a)	3,134	92,610
		264,676
Self Storage REITs - 0.1%
CubeSmart	1,460	58,064
Extra Space Storage, Inc.	1,244	180,753
National Storage Affiliates Trust	500	22,235
Public Storage	937	298,257
Smartstop Self Storage REIT, Inc.	1,426	46,345
		605,654
Semiconductor Materials & Equipment - 1.0%
ACM Research, Inc., Class A (a)	1,326	168,256
Aehr Test Systems (a)	773	74,254
Aeluma, Inc. (a)	300	6,624
Amkor Technology, Inc.	800	68,984
Amtech Systems, Inc. (a)	296	6,832
Applied Materials, Inc.	4,494	3,249,162
Atomera, Inc. (a)	1,071	9,328
Axcelis Technologies, Inc. (a)	771	146,066
AXT, Inc. (a)	1,531	110,354
Cohu, Inc. (a)	1,180	87,214
Enphase Energy, Inc. (a)	746	36,733
Entegris, Inc.	882	158,637
FormFactor, Inc. (a)	300	47,979
Ichor Holdings Ltd. (a)	886	99,480
inTEST Corp. (a)	294	5,342
	Number of Shares	Fair Value
KLA Corp.	7,450	$2,247,739
Lam Research Corp.	7,100	3,076,643
MKS, Inc.	400	177,920
Onto Innovation, Inc. (a)	290	109,750
PDF Solutions, Inc. (a)	835	59,110
Photronics, Inc. (a)	1,469	47,787
Qnity Electronics, Inc.	1,228	200,545
Teradyne, Inc.	869	420,457
Ultra Clean Holdings, Inc. (a)	1,105	157,562
Veeco Instruments, Inc. (a)	1,474	111,729
		10,884,487
Semiconductors - 5.7%
Advanced Micro Devices, Inc. (a)	9,216	5,353,667
Alpha & Omega Semiconductor Ltd. (a)	624	29,534
Ambarella, Inc. (a)	1,077	92,407
Ambiq Micro, Inc. (a)	469	41,413
Analog Devices, Inc.	2,786	1,106,516
Astera Labs, Inc. (a)	900	434,718
Blaize Holdings, Inc. (a)	2,526	3,486
Broadcom, Inc.	26,355	9,955,601
CEVA, Inc. (a)	700	33,012
Cirrus Logic, Inc. (a)	300	44,559
Credo Technology Group Holding Ltd. (a)	900	244,755
Diodes, Inc. (a)	1,129	123,558
Everspin Technologies, Inc. (a)	491	11,872
First Solar, Inc. (a)	601	141,812
GLOBALFOUNDRIES, Inc.	700	57,687
GSI Technology, Inc. (a)	799	6,176
Impinj, Inc. (a)	716	102,553
Intel Corp. (a)	24,881	3,474,134
Kopin Corp. (a)	3,999	17,916
Lattice Semiconductor Corp. (a)	800	122,368
MACOM Technology Solutions Holdings, Inc. (a)	400	152,148
Marvell Technology, Inc.	4,891	1,456,980
MaxLinear, Inc. (a)	2,138	273,728
Microchip Technology, Inc.	2,998	273,418
Micron Technology, Inc.	6,410	7,398,999
Monolithic Power Systems, Inc.	265	366,325
Navitas Semiconductor Corp. (a)	4,629	82,952
NVE Corp.	106	11,082
NVIDIA Corp.	132,013	26,414,481
ON Semiconductor Corp. (a)	2,217	209,595
Penguin Solutions, Inc. (a)	1,271	96,609
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	75

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Power Integrations, Inc.	1,374	$115,086
Qorvo, Inc. (a)	497	46,355
QUALCOMM, Inc.	6,001	1,108,925
QuickLogic Corp. (a)	417	8,327
Rambus, Inc. (a)	500	66,370
Rigetti Computing, Inc. (a)	8,253	159,448
Semtech Corp. (a)	400	64,740
Silicon Laboratories, Inc. (a)	818	178,782
SiTime Corp. (a)	120	89,467
SkyWater Technology, Inc. (a)	943	32,835
Skyworks Solutions, Inc.	873	59,189
Synaptics, Inc. (a)	955	118,640
Texas Instruments, Inc.	5,161	1,538,339
Universal Display Corp.	287	24,851
Wolfspeed, Inc. (a)	729	35,174
		61,780,589
Silver - 0.0%*
Hecla Mining Co.	3,000	46,290
Single-Family Residential REITs - 0.0%*
American Homes 4 Rent, Class A	1,900	63,688
Equity LifeStyle Properties, Inc.	1,182	76,180
Invitation Homes, Inc.	3,540	106,943
Sun Communities, Inc.	510	61,154
UMH Properties, Inc.	2,079	31,476
		339,441
Soft Drinks & Non-Alcoholic Beverages - 0.3%
Celsius Holdings, Inc. (a)	1,000	29,280
Coca-Cola Co.	21,969	1,785,421
Coca-Cola Consolidated, Inc.	280	53,458
Keurig Dr. Pepper, Inc.	7,151	234,052
Monster Beverage Corp. (a)	3,884	373,330
National Beverage Corp. (a)	572	17,846
PepsiCo, Inc.	7,707	1,043,528
Primo Brands Corp., Class A	1,800	43,992
Vita Coco Co., Inc. (a)	1,241	82,080
		3,662,987
Specialized Consumer Services - 0.0%*
ADT, Inc.	2,730	17,745
Carriage Services, Inc.	342	13,112
Driven Brands Holdings, Inc. (a)	1,429	19,920
Frontdoor, Inc. (a)	1,761	136,636
H&R Block, Inc.	800	30,464
Liberty Live Holdings, Inc., Class A (a)	200	20,252
	Number of Shares	Fair Value
Liberty Live Holdings, Inc., Class C (a)	273	$28,840
Matthews International Corp., Class A	711	19,140
Service Corp. International	858	65,174
		351,283
Specialized Finance - 0.0%*
Acacia Research Corp. (a)	611	2,847
Burford Capital Ltd.	4,781	19,602
HA Sustainable Infrastructure Capital, Inc.	3,169	123,750
		146,199
Specialty Chemicals - 0.2%
Albemarle Corp.	637	86,014
Alto Ingredients, Inc. (a)	1,863	10,619
Ashland, Inc.	1,173	77,289
ASP Isotopes, Inc. (a)	3,045	18,940
Aspen Aerogels, Inc. (a)	1,848	11,716
Avient Corp.	2,358	87,152
Axalta Coating Systems Ltd. (a)	1,500	51,330
Balchem Corp.	806	136,174
Celanese Corp.	500	23,000
DuPont de Nemours, Inc.	818	110,954
Eastman Chemical Co.	777	52,043
Ecolab, Inc.	1,420	395,626
Ecovyst, Inc. (a)	2,843	35,395
Element Solutions, Inc.	1,100	52,525
Flotek Industries, Inc. (a)	338	7,950
HB Fuller Co.	1,409	82,131
Ingevity Corp. (a)	901	67,278
Innospec, Inc.	637	51,845
International Flavors & Fragrances, Inc.	1,493	118,275
Minerals Technologies, Inc.	794	58,732
NewMarket Corp.	43	34,023
Perimeter Solutions, Inc. (a)	3,737	133,224
PPG Industries, Inc.	1,181	143,244
Quaker Chemical Corp.	352	55,922
Rayonier Advanced Materials, Inc. (a)	1,481	11,641
RPM International, Inc.	726	80,695
Sensient Technologies Corp.	1,059	130,564
Sherwin-Williams Co.	1,288	443,484
Solstice Advanced Materials, Inc.	856	75,842
Stepan Co.	555	30,925
Valhi, Inc.	60	880
		2,675,432
See Notes to Schedule of Investments and Notes to Financial Statements.

76	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Steel - 0.1%
Alpha Metallurgical Resources, Inc. (a)	264	$43,544
Ampco-Pittsburgh Corp. (a)	409	3,538
Cleveland-Cliffs, Inc. (a)	3,737	35,090
Commercial Metals Co.	2,783	174,633
Friedman Industries, Inc.	196	6,307
Metallus, Inc. (a)	966	18,055
Nucor Corp.	1,283	285,788
Ramaco Resources, Inc., Class A (a)	1,167	15,439
Reliance, Inc.	298	111,333
Ryerson Holding Corp.	1,144	28,154
Steel Dynamics, Inc.	802	184,027
SunCoke Energy, Inc.	2,269	18,266
Warrior Met Coal, Inc.	1,302	105,670
Worthington Steel, Inc.	843	28,308
		1,058,152
Systems Software - 2.1%
A10 Networks, Inc.	1,830	68,369
Adeia, Inc.	2,816	92,731
Appian Corp., Class A (a)	1,008	23,083
Arteris, Inc. (a)	884	42,954
Commvault Systems, Inc. (a)	1,103	156,328
Crowdstrike Holdings, Inc., Class A (a)	1,438	1,097,395
Dolby Laboratories, Inc., Class A	437	22,977
Duos Technologies Group, Inc. (a)	667	8,004
Fortinet, Inc. (a)	3,535	543,047
Gen Digital, Inc.	2,826	70,339
Gitlab, Inc., Class A (a)	800	24,424
JFrog Ltd. (a)	2,697	245,103
Microsoft Corp.	42,076	15,695,190
N-able, Inc. (a)	1,689	6,199
OneSpan, Inc.	997	14,307
Oracle Corp.	9,680	1,418,604
Palo Alto Networks, Inc. (a)	4,548	1,550,959
Progress Software Corp. (a)	1,067	35,830
Qualys, Inc. (a)	892	122,641
Rapid7, Inc. (a)	1,793	14,523
Rubrik, Inc., Class A (a)	900	72,252
SentinelOne, Inc., Class A (a)	1,820	30,885
ServiceNow, Inc. (a)	5,850	580,788
Silvaco Group, Inc. (a)	180	2,482
Telos Corp. (a)	1,591	7,319
Tenable Holdings, Inc. (a)	2,903	107,063
Teradata Corp. (a)	2,416	83,714
UiPath, Inc., Class A (a)	1,800	19,566
Varonis Systems, Inc. (a)	2,803	117,614
	Number of Shares	Fair Value
Xperi, Inc. (a)	1,078	$8,872
Zscaler, Inc. (a)	599	84,549
		22,368,111
Technology Distributors - 0.1%
Arrow Electronics, Inc. (a)	267	56,981
Avnet, Inc.	400	35,528
CDW Corp.	761	107,027
Climb Global Solutions, Inc.	421	9,771
ePlus, Inc.	670	55,764
Insight Enterprises, Inc. (a)	727	88,549
PC Connection, Inc.	290	21,167
Richardson Electronics Ltd.	303	5,760
ScanSource, Inc. (a)	547	28,493
TD SYNNEX Corp.	400	106,936
		515,976
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	81,809	23,672,252
Corsair Gaming, Inc. (a)	1,109	10,724
CPI Card Group, Inc. (a)	119	2,473
Dell Technologies, Inc., Class C	1,780	767,999
Diebold Nixdorf, Inc. (a)	555	47,186
Eastman Kodak Co. (a)	1,710	15,818
Everpure, Inc., Class A (a)	1,700	133,943
GPGI, Inc., Class A	4,571	72,450
Hewlett Packard Enterprise Co.	7,584	342,114
HP, Inc.	5,278	115,799
Immersion Corp.	666	4,509
Infleqtion, Inc. (a)	2,970	39,560
IonQ, Inc. (a)	1,900	101,194
NetApp, Inc.	1,167	180,605
One Stop Systems, Inc. (a)	567	10,308
Quantum Computing, Inc. (a)	5,211	50,547
Sandisk Corp. (a)	833	1,894,017
Super Micro Computer, Inc. (a)	2,820	82,711
Turtle Beach Corp. (a)	287	3,573
Western Digital Corp.	1,940	1,239,117
Xerox Holdings Corp.	2,797	8,755
		28,795,654
Telecom Tower REITs - 0.1%
American Tower Corp.	2,614	427,572
Crown Castle, Inc.	2,485	188,189
SBA Communications Corp.	615	108,523
		724,284
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	77

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Timber REITs - 0.0%*
Rayonier, Inc.	1,883	$40,070
Weyerhaeuser Co.	4,346	104,043
		144,113
Tires & Rubber - 0.0%*
Goodyear Tire & Rubber Co. (a)	7,128	47,045
Tobacco - 0.2%
Altria Group, Inc.	9,437	678,992
Philip Morris International, Inc.	8,850	1,601,053
Turning Point Brands, Inc.	480	40,709
Universal Corp.	634	33,076
		2,353,830
Trading Companies & Distributors - 0.3%
Alta Equipment Group, Inc. (a)	369	2,387
Applied Industrial Technologies, Inc.	220	74,393
BlueLinx Holdings, Inc. (a)	182	11,262
Boise Cascade Co.	918	71,264
Core & Main, Inc., Class A (a)	1,170	56,452
Custom Truck One Source, Inc. (a)	1,613	19,050
Distribution Solutions Group, Inc. (a)	233	6,373
DNOW, Inc. (a)	4,745	61,543
DXP Enterprises, Inc. (a)	329	55,515
EVI Industries, Inc.	126	1,862
Fastenal Co.	6,534	313,828
Ferguson Enterprises, Inc.	1,090	258,690
GATX Corp.	885	156,813
Global Industrial Co.	341	11,410
Herc Holdings, Inc.	824	118,112
Hudson Technologies, Inc. (a)	914	5,246
Karat Packaging, Inc.	204	6,826
McGrath RentCorp	627	75,886
MSC Industrial Direct Co., Inc., Class A	298	35,447
NPK International, Inc. (a)	2,092	33,284
QXO, Inc. (a)	3,800	65,664
Rush Enterprises, Inc., Class A	1,512	110,353
Rush Enterprises, Inc., Class B	237	18,131
SiteOne Landscape Supply, Inc. (a)	300	34,323
Sunbelt Rentals Holdings, Inc.	4,056	299,783
Titan Machinery, Inc. (a)	470	9,926
Transcat, Inc. (a)	236	21,894
United Rentals, Inc.	375	424,834
	Number of Shares	Fair Value
Watsco, Inc.	216	$90,014
WESCO International, Inc.	280	96,720
Willis Lease Finance Corp.	96	21,965
WW Grainger, Inc.	250	340,100
Xometry, Inc., Class A (a)	1,134	109,454
		3,018,804
Transaction & Payment Processing Services - 0.7%
Affirm Holdings, Inc. (a)	1,646	134,231
Block, Inc. (a)	2,902	220,552
Cass Information Systems, Inc.	294	15,088
Chime Financial, Inc., Class A (a)	1,200	24,576
Corpay, Inc. (a)	380	126,643
Euronet Worldwide, Inc. (a)	200	14,638
Fidelity National Information Services, Inc.	3,048	118,506
Fiserv, Inc. (a)	3,127	153,379
Flywire Corp. (a)	3,032	53,272
Global Payments, Inc.	1,393	101,076
International Money Express, Inc. (a)	652	9,422
Jack Henry & Associates, Inc.	438	60,330
Marqeta, Inc., Class A (a)	9,028	36,654
Mastercard, Inc., Class A	4,519	2,320,959
NCR Atleos Corp. (a)	1,869	81,133
Paymentus Holdings, Inc., Class A (a)	1,503	36,313
Payoneer Global, Inc. (a)	6,425	45,746
PayPal Holdings, Inc.	4,963	214,302
Paysafe Ltd. (a)	747	5,580
Paysign, Inc. (a)	1,123	9,197
Priority Technology Holdings, Inc. (a)	707	4,716
Remitly Global, Inc. (a)	4,655	104,319
Repay Holdings Corp. (a)	1,322	5,552
Sezzle, Inc. (a)	414	71,055
Shift4 Payments, Inc., Class A (a)	500	24,320
Toast, Inc., Class A (a)	2,900	80,678
Visa, Inc., Class A	9,319	3,197,256
Western Union Co.	2,600	20,020
WEX, Inc. (a)	192	27,089
		7,316,602
Water Utilities - 0.0%*
American States Water Co.	1,008	83,291
American Water Works Co., Inc.	1,122	147,633
Cadiz, Inc. (a)	1,327	5,547
See Notes to Schedule of Investments and Notes to Financial Statements.

78	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
California Water Service Group	1,536	$74,726
Consolidated Water Co. Ltd.	391	11,535
Essential Utilities, Inc.	1,400	53,634
Global Water Resources, Inc.	268	1,940
H2O America	894	54,328
Middlesex Water Co.	484	27,181
Pure Cycle Corp. (a)	372	3,984
York Water Co.	441	13,517
		477,316
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	2,262	7,012
Spok Holdings, Inc.	432	4,424
Telephone & Data Systems, Inc.	2,453	90,785
T-Mobile U.S., Inc.	2,705	453,710
		555,931
Total Common Stock (Cost $321,531,539)		475,434,234
Warrant - 0.0%*
Healthcare Equipment - 0.0%*
Pulse Biosciences, Inc. (expiring 06/27/29) (a) (Cost $0)	75	627
Total Domestic Equity (Cost $321,531,539)		475,434,861
Foreign Equity - 20.4%
Common Stock - 20.2%
Advertising - 0.0%*
Focus Media Information Technology Co. Ltd., Class A	10,900	7,772
Informa PLC	6,423	77,082
Nexxen International Ltd. (a)	735	6,637
Publicis Groupe SA	1,072	105,967
		197,458
Aerospace & Defense - 0.4%
AECC Aviation Power Co. Ltd., Class A	2,100	11,861
Airbus SE	2,870	638,339
Aselsan Elektronik Sanayi Ve Ticaret AS	9,367	69,265
BAE Systems PLC	14,135	345,947
Bharat Electronics Ltd.	29,300	127,466
Bombardier, Inc., Class B (a)	400	92,064
CAE, Inc. (a)	1,543	38,620
CSG NV (a)	888	12,969
	Number of Shares	Fair Value
Dassault Aviation SA	79	$25,940
Elbit Systems Ltd.	131	99,367
Embraer SA	6,100	96,463
Hanwha Aerospace Co. Ltd.	277	177,896
Hanwha Systems Co. Ltd.	678	31,946
Hensoldt AG	288	22,311
Hindustan Aeronautics Ltd.	1,370	63,409
Kongsberg Gruppen ASA	2,049	61,767
Korea Aerospace Industries Ltd.	651	61,516
Kuang-Chi Technologies Co. Ltd., Class A	400	1,787
Leonardo SpA	1,899	101,880
LIG Defense&Aerospace Co. Ltd.	129	59,866
Melrose Industries PLC	6,213	39,161
MTU Aero Engines AG	252	104,844
Rheinmetall AG	227	257,064
Rolls-Royce Holdings PLC	40,586	778,173
Saab AB, Class B	1,498	77,824
Safran SA	1,667	657,529
Singapore Technologies Engineering Ltd.	7,800	62,656
Thales SA	435	111,801
		4,229,731
Agricultural & Farm Machinery - 0.0%*
Kubota Corp.	4,800	79,313
Agricultural Products & Services - 0.0%*
Charoen Pokphand Indonesia Tbk. PT	35,300	6,713
IOI Corp. Bhd.	19,900	20,595
Kuala Lumpur Kepong Bhd.	3,681	19,102
New Hope Liuhe Co. Ltd., Class A	3,200	2,956
SD Guthrie Bhd.	22,100	32,412
Wilmar International Ltd.	7,306	20,391
		102,169
Air Freight & Logistics - 0.1%
Deutsche Post AG	4,488	272,463
DSV AS	938	222,233
Hyundai Glovis Co. Ltd.	310	36,636
InPost SA (a)	1,333	23,485
J&T Global Express Ltd. (a)	24,400	26,012
JD Logistics, Inc. (a)(f)	14,000	20,977
SAL Saudi Logistics Services	271	12,990
SF Holding Co. Ltd., Class A	3,300	15,197
YTO Express Group Co. Ltd., Class A	2,700	6,265
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	79

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
ZTO Express Cayman, Inc.	3,809	$83,349
		719,607
Airport Services - 0.0%*
Aena SME SA (f)	3,510	106,986
Aeroports de Paris SA	174	22,679
Airports of Thailand PCL NVDR	38,709	74,865
Auckland International Airport Ltd.	8,349	39,657
GMR Airports Ltd. (a)	28,137	33,318
Grupo Aeroportuario del Centro Norte SAB de CV	2,300	32,593
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,175	80,359
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,065	32,566
		423,023
Alternative Carriers - 0.0%*
Liberty Global Ltd., Class C (a)	1,600	17,600
Liberty Latin America Ltd., Class A (a)	694	5,441
Liberty Latin America Ltd., Class C (a)	3,397	26,463
		49,504
Aluminum - 0.0%*
Aluminum Corp. of China Ltd., Class A	4,300	5,207
Aluminum Corp. of China Ltd., Class H	34,000	32,343
China Hongqiao Group Ltd.	26,500	67,787
Hindalco Industries Ltd.	11,247	113,660
National Aluminium Co. Ltd.	7,078	25,393
Norsk Hydro ASA	6,274	56,935
Press Metal Aluminium Holdings Bhd.	38,400	72,327
Shandong Nanshan Aluminum Co. Ltd., Class A	14,700	8,641
Vedanta Aluminium Metal Ltd. (a)	13,242	62,736
Yunnan Aluminium Co. Ltd., Class A	4,900	15,982
		461,011
Apparel Retail - 0.1%
Fast Retailing Co. Ltd.	951	484,555
H & M Hennes & Mauritz AB, Class B	2,064	35,551
	Number of Shares	Fair Value
Industria de Diseno Textil SA	5,249	$330,785
Pepkor Holdings Ltd. (f)	20,792	28,036
Trent Ltd.	2,062	71,506
Zalando SE (a)(f)	1,014	29,412
		979,845
Apparel, Accessories & Luxury Goods - 0.2%
adidas AG	803	164,702
Amer Sports, Inc. (a)	1,000	33,840
ANTA Sports Products Ltd.	9,076	82,230
Bosideng International Holdings Ltd.	30,000	16,373
Cie Financiere Richemont SA, Class A	2,597	600,596
Ermenegildo Zegna NV	1,016	13,228
FF Group (a)(c)**	1,860	—
Gildan Activewear, Inc.	812	41,849
Hermes International SCA	126	230,201
Kering SA	348	98,393
Laopu Gold Co. Ltd., Class H	300	13,252
Li Ning Co. Ltd.	21,319	40,017
LPP SA	9	43,769
LVMH Moet Hennessy Louis Vuitton SE	1,202	665,273
Moncler SpA	1,045	60,669
Page Industries Ltd.	55	24,037
Pandora AS	361	41,445
Shenzhou International Group Holdings Ltd.	5,900	29,613
Swatch Group AG	584	28,416
Swatch Group AG, Class BR	15	3,674
Titan Co. Ltd.	2,980	138,645
		2,370,222
Application Software - 0.2%
Beijing Kingsoft Office Software, Inc., Class A	441	13,841
Constellation Software, Inc.	98	184,430
Dassault Systemes SE	3,346	68,151
Descartes Systems Group, Inc. (a)	391	27,072
D-Wave Quantum, Inc. (a)	9,119	218,765
Horizon Robotics (a)	37,800	19,666
Hundsun Technologies, Inc., Class A	1,456	4,545
Iflytek Co. Ltd., Class A	1,500	9,025
IREN Ltd. (a)	1,800	82,314
Kingdee International Software Group Co. Ltd. (a)	35,000	26,422
Nemetschek SE	258	15,663
Oracle Financial Services Software Ltd.	230	26,182
See Notes to Schedule of Investments and Notes to Financial Statements.

80	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Pony AI, Inc., Class A (a)	1,500	$10,444
Sage Group PLC	4,739	51,325
SAP SE	5,048	773,365
Sapiens International Corp. NV (a)	923	40,150
SenseTime Group, Inc., Class B (a)(f)	222,000	37,934
Shanghai Baosight Software Co. Ltd., Class A	2,246	5,502
WiseTech Global Ltd.	918	20,988
Xero Ltd. (a)	841	42,079
Yonyou Network Technology Co. Ltd., Class A (a)	2,600	3,516
		1,681,379
Asset Management & Custody Banks - 0.1%
3i Group PLC	4,672	154,155
Amundi SA (f)	281	26,970
Brookfield Asset Management Ltd., Class A	3,965	177,818
Brookfield Corp.	9,661	412,044
CVC Capital Partners PLC (f)	1,259	18,295
EQT AB	2,109	59,708
HDFC Asset Management Co. Ltd. (f)	1,698	47,594
IGM Financial, Inc.	393	21,933
Julius Baer Group Ltd.	962	83,243
Partners Group Holding AG	106	87,018
Patria Investments Ltd., Class A	1,585	17,403
Reinet Investments SCA	859	23,764
Schroders PLC	3,789	29,545
		1,159,490
Automobile Manufacturers - 0.3%
Bayerische Motoren Werke AG	1,316	86,152
BYD Co. Ltd., Class A	3,000	35,224
BYD Co. Ltd., Class H	30,600	282,703
Chongqing Changan Automobile Co. Ltd., Class A	2,714	2,867
Ferrari NV	593	219,902
Geely Automobile Holdings Ltd.	58,000	124,697
Great Wall Motor Co. Ltd., Class H	23,033	25,876
Guangzhou Automobile Group Co. Ltd., Class A (a)	10,000	7,484
Honda Motor Co. Ltd.	17,324	157,757
Hyundai Motor Co.	1,133	361,992
Isuzu Motors Ltd.	2,600	34,403
	Number of Shares	Fair Value
Kia Corp.	1,911	$170,217
Li Auto, Inc., Class A (a)	10,400	61,111
Mahindra & Mahindra Ltd.	7,566	245,287
Maruti Suzuki India Ltd.	1,010	150,606
Mercedes-Benz Group AG	3,523	176,903
NIO, Inc., Class A (a)	14,033	69,323
Nissan Motor Co. Ltd. (a)	10,000	18,459
Renault SA	942	27,011
SAIC Motor Corp. Ltd., Class A	6,300	9,058
Seres Group Co. Ltd., Class A	600	5,414
Subaru Corp.	2,400	35,293
Suzuki Motor Corp.	7,300	87,834
Tata Motors Passenger Vehicles Ltd.	14,891	55,405
Toyota Motor Corp.	45,761	767,259
XPeng, Inc., Class A (a)	11,400	73,630
Zhejiang Leapmotor Technology Co. Ltd., Class H (a)(f)	4,400	19,346
		3,311,213
Automotive Parts & Equipment - 0.1%
Aisin Corp.	2,400	32,288
Bharat Forge Ltd.	2,331	52,799
Bosch Ltd.	68	28,663
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	300	4,005
Denso Corp.	7,660	88,418
Fuyao Glass Industry Group Co. Ltd., Class A	900	6,688
Fuyao Glass Industry Group Co. Ltd., Class H (f)	4,956	32,357
Garrett Motion, Inc.	4,298	155,717
Hesai Group (a)	880	14,543
Huayu Automotive Systems Co. Ltd., Class A	1,768	4,042
Huizhou Desay Sv Automotive Co. Ltd., Class A	200	2,401
Hyundai Mobis Co. Ltd.	471	152,004
Magna International, Inc.	1,225	80,524
Ningbo Tuopu Group Co. Ltd., Class A	1,160	9,642
Samvardhana Motherson International Ltd.	42,208	66,042
Sumitomo Electric Industries Ltd.	13,864	249,684
Tube Investments of India Ltd.	1,021	32,674
		1,012,491
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	81

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Automotive Retail - 0.0%*
Abu Dhabi National Oil Co. for Distribution PJSC	26,028	$27,780
Empresas Copec SA	3,013	18,792
Hotai Motor Co. Ltd.	2,940	42,961
Ultrapar Participacoes SA	8,100	40,782
Vibra Energia SA	11,353	65,561
		195,876
Biotechnology - 0.2%
3SBio, Inc. (f)	17,000	36,614
Abivax SA (a)	261	34,465
ADC Therapeutics SA (a)	2,357	2,522
Akeso, Inc. (a)(f)	6,000	67,368
Alteogen, Inc.	348	81,087
Argenx SE (a)	302	280,157
Ascendis Pharma AS (a)	200	53,344
Aurinia Pharmaceuticals, Inc. (a)	3,012	51,114
Benitec Biopharma, Inc. (a)	442	5,914
Bright Minds Biosciences, Inc. (a)	169	11,864
Celltrion, Inc.	1,290	144,296
Chongqing Zhifei Biological Products Co. Ltd., Class A (a)	3,150	5,425
CRISPR Therapeutics AG (a)	2,290	124,897
CSL Ltd.	2,368	188,237
Fennec Pharmaceuticals, Inc. (a)	700	7,525
Genmab AS (a)	285	78,246
Imeik Technology Development Co. Ltd., Class A	420	5,395
Innovent Biologics, Inc. (a)(f)	13,500	137,031
PharmaEssentia Corp.	2,329	97,966
Prothena Corp. PLC (a)	1,204	11,787
Remegen Co. Ltd., Class H (a)(f)	2,000	18,949
Samsung Episholdings Co. Ltd. (a)	61	16,930
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H (a)	400	22,249
Swedish Orphan Biovitrum AB (a)	839	40,051
Xenon Pharmaceuticals, Inc. (a)	2,414	145,709
Zura Bio Ltd. (a)	1,488	8,779
		1,677,921
	Number of Shares	Fair Value
Brewers - 0.1%
Ambev SA	34,400	$108,265
Anheuser-Busch InBev SA	4,384	364,189
Asahi Group Holdings Ltd.	6,900	65,720
Carlsberg AS, Class B	468	61,331
China Resources Beer Holdings Co. Ltd.	15,500	42,060
Heineken Holding NV	565	43,118
Heineken NV	1,349	113,514
Kirin Holdings Co. Ltd.	3,900	67,442
Tsingtao Brewery Co. Ltd., Class A (a)	800	6,156
Tsingtao Brewery Co. Ltd., Class H	4,924	27,025
		898,820
Broadline Retail - 0.4%
Alibaba Group Holding Ltd.	143,200	1,695,490
Allegro.eu SA (a)(f)	7,748	77,947
Canadian Tire Corp. Ltd., Class A	178	24,509
Coupang, Inc. (a)	7,440	129,233
Dollarama, Inc.	1,265	167,288
Falabella SA	5,431	33,902
GoTo Gojek Tokopedia Tbk. PT (a)	6,447,100	18,029
JD.com, Inc., Class A	19,476	246,491
MINISO Group Holding Ltd. ADR	576	6,946
Naspers Ltd., Class N	6,612	331,052
Next PLC	544	105,018
Pan Pacific International Holdings Corp.	8,800	44,562
PDD Holdings, Inc. ADR (a)	5,057	385,748
Prosus NV	6,298	273,547
Rakuten Group, Inc. (a)	7,500	34,767
Ryohin Keikaku Co. Ltd.	2,500	54,438
Sea Ltd. ADR (a)	1,861	178,340
Vipshop Holdings Ltd. ADR	3,134	41,557
Vishal Mega Mart Ltd. (a)	16,034	19,979
Wesfarmers Ltd.	5,464	342,205
		4,211,048
Building Products - 0.1%
AGC, Inc.	900	38,569
Assa Abloy AB, Class B	4,716	166,846
Astral Ltd.	1,331	18,780
Beijing New Building Materials PLC, Class A	1,600	4,264
Belimo Holding AG	49	55,278
Cie de Saint-Gobain SA	2,173	196,664
Daikin Industries Ltd.	1,252	190,159
See Notes to Schedule of Investments and Notes to Financial Statements.

82	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Geberit AG	159	$106,401
Kingspan Group PLC	764	69,835
Nibe Industrier AB, Class B	6,937	25,818
Rockwool AS, Class B	557	17,823
Supreme Industries Ltd.	453	15,112
		905,549
Cargo Ground Transportation - 0.0%*
Full Truck Alliance Co. Ltd. ADR	6,700	54,404
TFI International, Inc.	324	46,622
		101,026
Casinos & Gaming - 0.0%*
Allwyn AG	1,582	25,177
Aristocrat Leisure Ltd.	2,586	109,770
Evolution AB (a)(f)	578	39,727
Galaxy Entertainment Group Ltd.	9,000	33,764
Genius Sports Ltd. (a)	6,017	36,463
Lottery Corp. Ltd.	10,983	43,828
Sands China Ltd.	12,800	21,301
Super Group SGHC Ltd.	4,144	56,151
		366,181
Coal & Consumable Fuels - 0.1%
Cameco Corp.	2,112	215,197
China Coal Energy Co. Ltd., Class H	15,000	18,841
China Shenhua Energy Co. Ltd., Class A	3,300	18,979
China Shenhua Energy Co. Ltd., Class H	28,490	145,755
Coal India Ltd.	12,795	59,346
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	3,800	12,943
Inner Mongolia Yitai Coal Co. Ltd., Class B	8,600	22,696
Shaanxi Coal Industry Co. Ltd., Class A	3,600	10,793
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	5,200	10,939
United Tractors Tbk. PT	14,700	18,909
Yankuang Energy Group Co. Ltd., Class A	4,485	11,741
Yankuang Energy Group Co. Ltd., Class H	26,900	37,904
		584,043
Commercial Printing - 0.0%*
Cimpress PLC (a)	431	43,833
	Number of Shares	Fair Value
Dai Nippon Printing Co. Ltd.	1,800	$32,749
TOPPAN Holdings, Inc.	1,100	34,552
		111,134
Commodity Chemicals - 0.1%
Asahi Kasei Corp.	5,800	63,915
Barito Pacific Tbk. PT (a)	178,588	12,835
Formosa Chemicals & Fibre Corp.	30,000	51,418
Formosa Plastics Corp.	39,000	66,721
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,860	14,093
Hengli Petrochemical Co. Ltd., Class A	7,500	19,568
Jiangsu Eastern Shenghong Co. Ltd., Class A (a)	4,600	7,759
LB Group Co. Ltd., Class A	2,100	5,098
LG Chem Ltd.	397	71,749
Mesaieed Petrochemical Holding Co.	65,734	20,942
Nan Ya Plastics Corp.	43,000	224,742
Orion SA	1,390	9,216
Petronas Chemicals Group Bhd.	16,900	16,786
Rongsheng Petrochemical Co. Ltd., Class A	850	1,346
Satellite Chemical Co. Ltd., Class A	3,525	12,198
Saudi Basic Industries Corp.	6,954	95,411
Solar Industries India Ltd.	242	47,797
Toray Industries, Inc.	6,000	41,624
Yanbu National Petrochemical Co.	2,034	15,927
Zhejiang Juhua Co. Ltd., Class A	500	3,905
		803,050
Communications Equipment - 0.1%
Accton Technology Corp.	4,000	313,280
Nokia OYJ	24,513	323,837
Suzhou TFC Optical Communication Co. Ltd., Class A	560	24,971
Telefonaktiebolaget LM Ericsson, Class B	12,707	141,996
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H (f)	3,500	113,988
Yealink Network Technology Corp. Ltd., Class A	1,540	7,673
Zhongji Innolight Co. Ltd., Class A	700	130,966
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	83

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
ZTE Corp., Class A (a)	2,700	$14,395
ZTE Corp., Class H	5,000	14,563
		1,085,669
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	833	122,570
AtkinsRealis Group, Inc.	800	49,666
Bouygues SA	1,081	60,325
Budimex SA	101	19,808
China Energy Engineering Corp. Ltd., Class A	34,900	13,728
China National Chemical Engineering Co. Ltd., Class A	10,700	11,586
China Railway Group Ltd., Class A	5,800	3,563
China Railway Group Ltd., Class H	43,000	18,150
China State Construction Engineering Corp. Ltd., Class A	19,800	12,659
Eiffage SA	341	50,332
Gamuda Bhd.	39,271	42,088
HOCHTIEF AG	77	44,633
Hyundai Engineering & Construction Co. Ltd.	670	49,386
Kajima Corp.	1,900	68,647
Larsen & Toubro Ltd.	5,536	242,322
Metallurgical Corp. of China Ltd., Class A	24,100	8,663
Obayashi Corp.	3,000	60,120
Power Construction Corp. of China Ltd., Class A	12,000	8,309
Shimizu Corp.	2,500	39,217
Sichuan Road & Bridge Group Co. Ltd., Class A	9,800	11,290
Skanska AB, Class B	1,682	45,047
Stantec, Inc.	500	34,474
Taisei Corp.	700	61,375
Vinci SA	2,273	332,116
Voltas Ltd.	2,396	32,338
WSP Global, Inc.	631	78,211
		1,520,623
Construction Machinery & Heavy Transportation Equipment - 0.2%
Aebi Schmidt Holding AG	844	10,592
Alstom SA (a)	1,717	29,868
Ashok Leyland Ltd.	29,270	48,763
China CSSC Holdings Ltd., Class A (a)	4,000	19,912
	Number of Shares	Fair Value
CRRC Corp. Ltd., Class A	13,000	$9,959
CRRC Corp. Ltd., Class H	33,000	18,894
Cummins India Ltd.	1,128	67,441
Daimler Truck Holding AG	2,152	103,828
Epiroc AB, Class A	3,081	84,648
Epiroc AB, Class B	1,927	44,760
Hanwha Ocean Co. Ltd. (a)	1,048	67,846
HD Hyundai Heavy Industries Co. Ltd.	282	107,755
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	367	82,908
Hyundai Rotem Co. Ltd.	656	73,251
Knorr-Bremse AG	302	35,080
Komatsu Ltd.	4,214	162,882
Metso OYJ	3,302	57,383
Samsung Heavy Industries Co. Ltd. (a)	5,823	87,572
Sany Heavy Industry Co. Ltd., Class A	5,300	13,492
Sinotruk Hong Kong Ltd.	8,000	39,316
Tata Motors Ltd./new	16,069	71,799
Volvo AB, Class A	2,388	81,474
Volvo AB, Class B	5,105	173,804
Weichai Power Co. Ltd., Class H	17,401	75,666
XCMG Construction Machinery Co. Ltd., Class A	9,300	11,084
Yangzijiang Shipbuilding Holdings Ltd.	12,700	33,580
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,800	19,412
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	8,700	8,933
		1,641,902
Construction Materials - 0.1%
Ambuja Cements Ltd.	6,240	27,809
Anhui Conch Cement Co. Ltd., Class A	2,769	6,914
Anhui Conch Cement Co. Ltd., Class H	12,081	25,835
Cemex SAB de CV	133,800	160,801
China Jushi Co. Ltd., Class A	4,114	44,170
China National Building Material Co. Ltd., Class H	30,990	21,103
Grasim Industries Ltd.	1,884	61,700
Heidelberg Materials AG	628	119,833
Shree Cement Ltd.	67	17,872
Siam Cement PCL NVDR	5,839	42,887
TCC Group Holdings Co. Ltd.	59,595	44,991
See Notes to Schedule of Investments and Notes to Financial Statements.

84	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Titan America SA (a)	637	$11,886
UltraTech Cement Ltd.	919	109,250
		695,051
Consumer Electronics - 0.1%
Dixon Technologies India Ltd.	320	40,296
LG Electronics, Inc.	893	117,007
Panasonic Holdings Corp.	11,400	315,784
Sony Group Corp.	28,245	570,027
		1,043,114
Consumer Finance - 0.0%*
Bajaj Finance Ltd.	21,316	226,257
Cholamandalam Investment & Finance Co. Ltd.	3,448	65,195
Muthoot Finance Ltd.	1,041	32,962
SBI Cards & Payment Services Ltd.	330	2,068
Shriram Finance Ltd.	11,586	127,557
Sundaram Finance Ltd.	575	27,376
		481,415
Consumer Staples Merchandise Retail - 0.0%*
Aeon Co. Ltd.	10,425	86,017
Carrefour SA	2,926	54,361
Cencosud SA	10,731	24,788
Wal-Mart de Mexico SAB de CV	44,486	130,782
		295,948
Copper - 0.1%
Antofagasta PLC	1,683	85,330
China Nonferrous Mining Corp. Ltd.	10,000	14,346
First Quantum Minerals Ltd. (a)	3,289	89,808
Jiangxi Copper Co. Ltd., Class H	8,782	34,626
KGHM Polska Miedz SA	1,166	102,754
Lundin Mining Corp.	3,173	77,293
Southern Copper Corp.	1,301	226,712
Tongling Nonferrous Metals Group Co. Ltd., Class A	7,200	6,746
		637,615
Data Processing & Outsourced Services - 0.0%*
Computershare Ltd.	2,583	68,502
Distillers & Vintners - 0.1%
Anhui Gujing Distillery Co. Ltd., Class A	400	4,703
	Number of Shares	Fair Value
Davide Campari-Milano NV	3,097	$19,290
Diageo PLC	10,863	219,513
Kweichow Moutai Co. Ltd., Class A	700	122,252
Luzhou Laojiao Co. Ltd., Class A	600	6,852
Pernod Ricard SA	930	67,900
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	440	7,089
United Spirits Ltd.	1,907	27,205
Wuliangye Yibin Co. Ltd., Class A	2,300	25,074
		499,878
Distributors - 0.0%*
D'ieteren Group	108	21,040
Zhejiang China Commodities City Group Co. Ltd., Class A	1,400	2,096
		23,136
Diversified Banks - 3.1%
ABN AMRO Bank NV	3,012	128,034
Absa Group Ltd.	7,354	102,265
Abu Dhabi Commercial Bank PJSC	25,191	99,180
Abu Dhabi Islamic Bank PJSC	13,145	74,015
Agricultural Bank of China Ltd., Class A	45,447	40,640
Agricultural Bank of China Ltd., Class H	224,717	153,020
AIB Group PLC	10,017	117,674
Akbank TAS	24,382	40,240
Al Rajhi Bank	24,106	422,811
Al Rayan Bank	59,930	33,808
Alinma Bank	14,686	95,530
Alpha Bank SA	10,624	47,990
AMMB Holdings Bhd.	24,600	38,431
ANZ Group Holdings Ltd.	14,705	360,132
Arab National Bank	8,992	49,636
Axis Bank Ltd.	19,561	278,086
Banca Monte dei Paschi di Siena SpA	9,246	114,843
Banco Bilbao Vizcaya Argentaria SA	27,418	685,559
Banco BPM SpA	5,303	91,611
Banco Bradesco SA	6,267	19,094
Banco Comercial Portugues SA, Class R	39,725	47,007
Banco de Chile	422,330	82,671
Banco de Credito e Inversiones SA	855	56,162
Banco de Sabadell SA	23,489	83,224
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	85

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Banco do Brasil SA	13,300	$51,160
Banco Santander Chile	538,485	44,090
Banco Santander SA	69,232	956,484
Bank AlBilad	6,798	44,129
Bank Al-Jazira	6,106	18,868
Bank Central Asia Tbk. PT	411,500	127,731
Bank Hapoalim BM	6,391	147,127
Bank Leumi Le-Israel BM	7,210	160,997
Bank Mandiri Persero Tbk. PT	295,000	63,521
Bank Millennium SA (a)	5,250	27,313
Bank Negara Indonesia Persero Tbk. PT	113,700	20,095
Bank of Baroda	8,996	25,888
Bank of Beijing Co. Ltd., Class A	12,200	8,807
Bank of China Ltd., Class A	17,494	14,742
Bank of China Ltd., Class H	592,868	377,250
Bank of Communications Co. Ltd., Class A	45,400	43,006
Bank of Communications Co. Ltd., Class H	73,127	62,850
Bank of Ireland Group PLC	4,452	88,693
Bank of Montreal	3,295	582,173
Bank of Nova Scotia	5,950	516,974
Bank of NT Butterfield & Son Ltd.	1,021	60,749
Bank of Shanghai Co. Ltd., Class A	9,900	12,659
Bank of the Philippine Islands	17,822	27,879
Bank Polska Kasa Opieki SA	1,579	96,113
Bank Rakyat Indonesia Persero Tbk. PT	498,709	76,145
Bankinter SA	2,973	49,762
Banque Saudi Fransi	12,239	63,195
Barclays PLC	66,555	447,505
BAWAG Group AG (f)	347	69,546
BDO Unibank, Inc.	20,539	39,659
BNP Paribas SA	4,829	563,915
BOC Hong Kong Holdings Ltd.	17,500	94,573
Boubyan Bank KSCP	13,932	28,512
BPER Banca SpA	7,333	115,127
CaixaBank SA	17,135	242,628
Canadian Imperial Bank of Commerce	4,483	516,062
Canara Bank	19,083	25,305
Capitec Bank Holdings Ltd.	703	203,743
Chang Hwa Commercial Bank Ltd.	80,369	60,548
China CITIC Bank Corp. Ltd., Class H	63,881	54,171
	Number of Shares	Fair Value
China Common Rich Renewable Energy Investments Ltd. (a)(c)**	64,000	$—
China Construction Bank Corp., Class A	23,400	33,197
China Construction Bank Corp., Class H	718,000	738,871
China Everbright Bank Co. Ltd., Class A	34,220	14,569
China Merchants Bank Co. Ltd., Class A	8,800	46,022
China Merchants Bank Co. Ltd., Class H	32,000	183,299
China Minsheng Banking Corp. Ltd., Class A	14,500	6,878
China Minsheng Banking Corp. Ltd., Class H	65,700	26,307
China Zheshang Bank Co. Ltd., Class A	23,140	8,966
CIMB Group Holdings Bhd.	71,394	129,744
Commercial Bank PSQC	29,636	32,957
Commercial International Bank - Egypt (CIB)	27,281	70,712
Commerzbank AG	3,163	134,633
Commonwealth Bank of Australia	8,091	922,768
Credicorp Ltd.	600	233,748
Credit Agricole SA	4,429	89,095
CTBC Financial Holding Co. Ltd.	148,000	329,854
Danske Bank AS	3,008	161,120
DBS Group Holdings Ltd.	10,041	507,698
DNB Bank ASA	3,965	118,083
Dubai Islamic Bank PJSC	22,886	46,423
E.Sun Financial Holding Co. Ltd.	117,064	126,594
Emirates NBD Bank PJSC	16,052	129,194
Erste Bank Polska SA	259	44,416
Erste Group Bank AG	1,502	201,088
Eurobank SA, Class A	17,721	84,385
Federal Bank Ltd.	12,370	43,131
FinecoBank Banca Fineco SpA	3,054	76,641
First Abu Dhabi Bank PJSC	37,015	171,331
First Financial Holding Co. Ltd.	88,118	90,589
Grupo Cibest SA	2,228	50,401
Grupo Financiero Banorte SAB de CV, Class O	20,600	217,592
Grupo Financiero Inbursa SAB de CV, Class O	11,800	28,065
Gulf Bank KSCP	18,729	21,341
Haci Omer Sabanci Holding AS	10,499	21,941
See Notes to Schedule of Investments and Notes to Financial Statements.

86	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Hana Financial Group, Inc.	2,290	$169,389
HDFC Bank Ltd.	94,730	798,551
Hong Leong Bank Bhd.	6,300	33,064
HSBC Holdings PLC	83,116	1,578,396
Hua Nan Financial Holdings Co. Ltd., Class C	72,292	86,233
Huaxia Bank Co. Ltd., Class A	7,000	6,590
ICICI Bank Ltd.	43,948	638,475
IDFC First Bank Ltd.	32,400	27,208
IndusInd Bank Ltd.	5,854	57,155
Industrial & Commercial Bank of China Ltd., Class A	33,600	34,996
Industrial & Commercial Bank of China Ltd., Class H	561,505	460,400
Industrial Bank Co. Ltd., Class A	12,500	30,495
Industrial Bank of Korea	2,374	30,493
ING Groep NV	14,247	450,705
Intesa Sanpaolo SpA	67,963	465,436
Israel Discount Bank Ltd., Class A	6,094	60,339
Japan Post Bank Co. Ltd.	8,700	163,963
Kasikornbank PCL	3,212	21,078
KB Financial Group, Inc.	3,042	312,191
KBC Group NV	1,121	152,900
Komercni Banka AS	492	22,542
Kotak Mahindra Bank Ltd.	44,034	182,470
Krung Thai Bank PCL NVDR	36,068	41,257
Kuwait Finance House KSCP	99,840	247,183
Lloyds Banking Group PLC	283,178	417,567
Malayan Banking Bhd.	45,189	119,470
mBank SA (a)	100	36,288
Mega Financial Holding Co. Ltd.	92,795	134,285
Metropolitan Bank & Trust Co.	14,020	14,849
Mitsubishi UFJ Financial Group, Inc.	51,682	1,019,807
Mizrahi Tefahot Bank Ltd.	724	47,871
Mizuho Financial Group, Inc.	11,500	547,882
Moneta Money Bank AS (f)	1,713	15,027
National Australia Bank Ltd.	14,966	392,549
National Bank of Canada	1,849	291,813
National Bank of Greece SA	7,675	132,368
National Bank of Kuwait SAKP	74,846	194,725
NatWest Group PLC	38,489	340,734
Nedbank Group Ltd.	4,003	65,931
Nordea Bank Abp	14,980	284,261
NU Holdings Ltd., Class A (a)	50,500	674,680
OTP Bank Nyrt	1,839	271,437
Oversea-Chinese Banking Corp. Ltd.	15,930	305,311
	Number of Shares	Fair Value
Ping An Bank Co. Ltd., Class A	9,900	$14,657
Piraeus Bank SA (a)	10,654	110,698
Postal Savings Bank of China Co. Ltd., Class A	12,000	8,715
Postal Savings Bank of China Co. Ltd., Class H (f)	75,675	44,100
Powszechna Kasa Oszczednosci Bank Polski SA	7,373	202,310
Public Bank Bhd.	111,100	130,786
Punjab National Bank	18,098	20,398
Qatar International Islamic Bank QSC	8,620	26,303
Qatar Islamic Bank QPSC	14,272	85,648
Qatar National Bank QPSC	37,573	178,010
Raiffeisen Bank International AG	688	43,931
RHB Bank Bhd.	17,271	35,071
Riyad Bank	14,830	78,587
Royal Bank of Canada	6,717	1,390,413
Saudi Awwal Bank	8,530	73,467
Saudi Investment Bank	5,604	20,016
Saudi National Bank	22,889	235,518
SCB X PCL NVDR	5,924	26,392
Shanghai Commercial & Savings Bank Ltd.	26,565	35,607
Shanghai Pudong Development Bank Co. Ltd., Class A	14,400	18,265
Shanghai Rural Commercial Bank Co. Ltd., Class A	5,400	5,958
Shinhan Financial Group Co. Ltd.	3,753	232,064
SinoPac Financial Holdings Co. Ltd.	122,703	153,684
Skandinaviska Enskilda Banken AB, Class A	7,110	141,713
Societe Generale SA	3,117	275,721
Standard Bank Group Ltd.	10,810	213,080
Standard Chartered PLC	8,684	235,242
State Bank of India	14,438	156,630
Sumitomo Mitsui Financial Group, Inc.	17,699	691,080
Sumitomo Mitsui Trust Group, Inc.	3,000	111,804
Svenska Handelsbanken AB, Class A	6,824	100,546
Swedbank AB, Class A	3,987	149,129
Taiwan Business Bank	68,614	38,231
Taiwan Cooperative Financial Holding Co. Ltd.	84,073	65,582
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	87

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
TCS Group Holding PLC GDR (a)(c)**	500	$—
TMBThanachart Bank PCL	114,286	8,463
Toronto-Dominion Bank	7,978	969,675
TS Financial Holding Co. Ltd.	175,309	182,978
Turkiye Is Bankasi AS, Class C	71,659	22,747
UniCredit SpA	6,556	586,596
Union Bank of India Ltd.	17,524	31,922
United Overseas Bank Ltd.	5,900	181,363
Warba Bank KSCP	20,377	18,351
Westpac Banking Corp.	16,687	407,054
Woori Financial Group, Inc.	5,721	107,086
Yapi ve Kredi Bankasi AS (a)	23,452	20,177
Yes Bank Ltd. (a)	126,490	32,311
		33,929,453
Diversified Capital Markets - 0.1%
Banco BTG Pactual SA	11,208	117,127
Deutsche Bank AG	8,737	295,925
Macquarie Group Ltd.	1,742	302,064
Mirae Asset Securities Co. Ltd.	1,580	43,597
UBS Group AG	15,342	761,917
		1,520,630
Diversified Chemicals - 0.0%*
BASF SE	4,297	229,819
Mitsubishi Chemical Group Corp.	6,000	41,661
Ningxia Baofeng Energy Group Co. Ltd., Class A	3,200	9,584
Pidilite Industries Ltd.	2,454	41,290
Resonac Holdings Corp.	800	87,125
Sasol Ltd. (a)	4,033	39,779
SRF Ltd.	1,201	34,752
		484,010
Diversified Financial Services - 0.1%
Bajaj Finserv Ltd.	3,489	65,616
Banca Mediolanum SpA	1,143	28,462
FirstRand Ltd.	39,955	237,097
Jio Financial Services Ltd.	26,009	64,966
M&G PLC	11,306	50,450
Meritz Financial Group, Inc. (a)	739	50,370
ORIX Corp.	5,300	200,521
Poste Italiane SpA	2,121	69,402
Yuanta Financial Holding Co. Ltd.	92,528	190,827
		957,711
	Number of Shares	Fair Value
Diversified Metals & Mining - 0.3%
Almonty Industries, Inc. (a)	1,200	$19,872
Anglo American PLC	5,173	253,831
BHP Group Ltd.	24,572	1,011,195
Boliden AB	1,325	74,860
Bumi Resources Minerals Tbk. PT (a)	416,700	11,047
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,000	14,157
Cia de Minas Buenaventura SAA ADR	1,600	46,864
CMOC Group Ltd., Class A	14,500	37,489
CMOC Group Ltd., Class H	33,000	63,879
Critical Metals Corp. (a)	1,714	17,568
Glencore PLC (a)	45,802	312,342
Grupo Mexico SAB de CV	24,942	282,967
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	4,000	12,493
Ivanhoe Mines Ltd., Class A (a)	3,782	29,616
JX Advanced Metals Corp.	2,600	70,357
Lifezone Metals Ltd. (a)	585	2,270
Lynas Rare Earths Ltd. (a)	4,518	56,529
Mitsui Kinzoku Co. Ltd.	300	78,542
MMC Norilsk Nickel PJSC ADR (a)(c)**	8,131	—
MMG Ltd. (a)	36,000	31,859
PLS Group Ltd. (a)	15,326	53,302
Rio Tinto Ltd.	1,814	216,800
Rio Tinto PLC	5,153	487,096
Saudi Arabian Mining Co. (a)	12,040	190,348
South32 Ltd.	22,396	60,512
Sumitomo Metal Mining Co. Ltd.	1,200	55,147
Teck Resources Ltd., Class B	2,210	131,580
Vedanta Ltd.	13,242	39,275
Western Mining Co. Ltd., Class A	1,400	5,598
		3,667,395
Diversified Real Estate Activities - 0.1%
Aldar Properties PJSC	35,099	79,129
Ayala Land, Inc.	55,900	13,481
Daito Trust Construction Co. Ltd.	1,300	24,828
Daiwa House Industry Co. Ltd.	2,600	70,661
DLF Ltd.	4,972	32,568
Makkah Construction & Development Co.	893	19,715
Mitsubishi Estate Co. Ltd.	5,000	127,519
See Notes to Schedule of Investments and Notes to Financial Statements.

88	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Mitsui Fudosan Co. Ltd.	12,400	$114,368
Phoenix Mills Ltd.	2,078	42,777
Sumitomo Realty & Development Co. Ltd.	2,800	64,450
Sun Hung Kai Properties Ltd.	6,500	93,082
		682,578
Diversified REITs - 0.0%*
CapitaLand Integrated Commercial Trust	28,212	51,693
Covivio SA	247	15,136
Fibra Uno Administracion SA de CV	24,600	42,193
Land Securities Group PLC	3,208	27,718
Stockland	11,865	33,538
		170,278
Diversified Support Services - 0.0%*
Brambles Ltd.	6,359	85,820
Element Fleet Management Corp.	1,947	40,168
RB Global, Inc.	2,042	237,724
		363,712
Drug Retail - 0.0%*
Alibaba Health Information Technology Ltd. (a)	38,000	14,925
Clicks Group Ltd.	2,503	34,738
JD Health International, Inc. (a)(f)	9,950	41,667
Raia Drogasil SA	9,998	32,471
		123,801
Education Services - 0.0%*
New Oriental Education & Technology Group, Inc.	10,700	48,956
Pearson PLC	2,305	36,589
TAL Education Group ADR (a)	3,800	36,366
		121,911
Electric Utilities - 0.3%
Acciona SA	113	35,812
Axia Energia SA	11,827	124,258
BKW AG	94	15,883
CEZ AS	1,006	58,865
Chubu Electric Power Co., Inc.	3,200	60,249
Cia Paranaense de Energia - Copel	11,700	33,952
CK Infrastructure Holdings Ltd.	3,000	22,838
CLP Holdings Ltd.	8,000	74,674
	Number of Shares	Fair Value
Contact Energy Ltd.	4,008	$21,249
CPFL Energia SA	2,500	21,629
EDP SA	14,633	76,640
Elia Group SA	199	31,807
Emera, Inc.	1,505	79,803
Endesa SA	1,585	72,268
Enel Chile SA	255,380	22,434
Enel SpA	37,200	427,604
Energisa SA	2,713	25,159
Equatorial SA	11,213	84,358
Fortis, Inc.	2,487	142,427
Fortum OYJ	2,077	48,181
Hydro One Ltd. (f)	1,579	65,108
Iberdrola SA	29,389	733,834
Interconexion Electrica SA ESP	4,716	40,349
Kansai Electric Power Co., Inc.	4,700	66,094
Korea Electric Power Corp.	2,189	52,277
Manila Electric Co.	2,390	22,198
Origin Energy Ltd.	8,602	65,435
PGE Polska Grupa Energetyczna SA (a)	6,537	16,417
Power Assets Holdings Ltd.	6,500	47,328
Power Grid Corp. of India Ltd.	39,823	120,447
Public Power Corp. SA	2,334	61,375
Redeia Corp. SA	1,990	33,877
Saudi Energy Co.	6,652	31,514
SSE PLC	5,914	191,210
Tata Power Co. Ltd.	14,815	60,334
Tenaga Nasional Bhd.	16,100	56,385
Terna - Rete Elettrica Nazionale	6,565	76,859
Torrent Power Ltd.	1,639	24,499
Verbund AG	306	19,452
		3,265,082
Electrical Components & Equipment - 0.3%
ABB Ltd.	7,576	822,545
Bizlink Holding, Inc.	1,000	60,113
CG Power & Industrial Solutions Ltd.	5,395	54,267
CNGR Advanced Material Co. Ltd., Class A	280	1,805
Contemporary Amperex Technology Co. Ltd., Class A	2,400	138,955
Contemporary Amperex Technology Co. Ltd., Class H	1,400	125,324
Ecopro BM Co. Ltd.	456	41,942
Ecopro Co. Ltd.	831	57,177
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	89

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Eve Energy Co. Ltd., Class A	100	$958
Fortune Electric Co. Ltd.	1,320	32,154
Fuji Electric Co. Ltd.	700	58,209
Fujikura Ltd.	7,300	280,187
Furukawa Electric Co. Ltd.	3,000	87,310
Havells India Ltd.	1,894	23,196
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,400	39,333
Legrand SA	1,236	208,718
LG Energy Solution Ltd. (a)	383	89,489
LS Electric Co. Ltd.	670	102,924
NIDEC Corp.	4,100	66,725
Ningbo Deye Technology Corp., Class A	987	15,439
Polycab India Ltd.	418	43,986
POSCO Future M Co. Ltd.	279	31,622
Prysmian SpA	1,374	229,429
Sungrow Power Supply Co. Ltd., Class A	660	15,462
TBEA Co. Ltd., Class A	5,460	18,098
WEG SA	14,646	132,738
Zhejiang Chint Electrics Co. Ltd., Class A	1,800	6,648
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,530	10,878
		2,795,631
Electronic Components - 0.5%
Avary Holding Shenzhen Co. Ltd., Class A	900	13,972
BOE Technology Group Co. Ltd., Class A	28,600	36,572
Chaozhou Three-Circle Group Co. Ltd., Class A	2,200	54,093
Delta Electronics Thailand PCL NVDR	26,640	260,622
Delta Electronics, Inc.	17,000	1,040,604
E Ink Holdings, Inc.	7,000	47,133
Elite Material Co. Ltd.	2,000	338,393
Eoptolink Technology, Inc. Ltd., Class A	840	75,115
Gold Circuit Electronics Ltd.	3,000	113,007
Ibiden Co. Ltd.	1,100	161,184
Innolux Corp.	61,293	132,181
Kingboard Laminates Holdings Ltd.	10,000	126,434
Kyocera Corp.	5,600	122,699
Largan Precision Co. Ltd.	1,000	134,666
Lens Technology Co. Ltd., Class A	4,960	39,209
LG Display Co. Ltd. (a)	2,053	15,279
	Number of Shares	Fair Value
Lingyi iTech Guangdong Co., Class A	8,000	$20,436
Lotes Co. Ltd.	1,000	66,235
Luxshare Precision Industry Co. Ltd., Class A	5,600	58,079
Murata Manufacturing Co. Ltd.	7,800	546,876
Samsung Electro-Mechanics Co. Ltd.	466	656,906
Samsung SDI Co. Ltd. (a)	522	164,083
Shengyi Technology Co. Ltd., Class A	1,400	35,763
Shennan Circuits Co. Ltd., Class A	340	22,935
Sunny Optical Technology Group Co. Ltd.	5,500	42,782
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A (a)	1,300	50,244
TDK Corp.	9,100	199,889
Unimicron Technology Corp.	11,338	380,822
Victory Giant Technology Huizhou Co. Ltd., Class A	500	25,518
Yageo Corp.	13,572	485,680
Zhen Ding Technology Holding Ltd.	5,665	112,032
		5,579,443
Electronic Equipment & Instruments - 0.1%
Chroma ATE, Inc.	3,000	203,412
Halma PLC	1,779	92,889
Hexagon AB, Class B	9,723	80,491
Keyence Corp.	882	439,901
SUPCON Technology Co. Ltd., Class A	1,570	27,177
TCL Technology Group Corp., Class A	14,329	12,286
Unusual Machines, Inc. (a)	1,154	25,734
Wuhan Guide Infrared Co. Ltd., Class A (a)	4,550	8,888
Yokogawa Electric Corp.	1,100	38,139
Zhejiang Dahua Technology Co. Ltd., Class A	2,800	6,802
		935,719
Electronic Manufacturing Services - 0.1%
AAC Technologies Holdings, Inc.	6,000	32,670
BYD Electronic International Co. Ltd.	6,520	17,393
Celestica, Inc. (a)	561	204,526
Fabrinet (a)	200	112,416
See Notes to Schedule of Investments and Notes to Financial Statements.

90	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Foxconn Industrial Internet Co. Ltd., Class A	5,500	$58,460
GoerTek, Inc., Class A	2,448	8,125
Hon Hai Precision Industry Co. Ltd.	104,000	819,425
		1,253,015
Environmental & Facilities Services - 0.0%*
Rentokil Initial PLC	11,789	66,750
Zhejiang Weiming Environment Protection Co. Ltd., Class A	2,760	6,253
		73,003
Fertilizers & Agricultural Chemicals - 0.0%*
Coromandel International Ltd.	1,085	22,982
ICL Group Ltd.	3,878	19,445
Nutrien Ltd.	2,330	146,739
PhosAgro PJSC (a)(c)**	13	—
PhosAgro PJSC GDR (a)(c)**	1,956	—
PI Industries Ltd.	788	21,270
Qinghai Salt Lake Industry Co. Ltd., Class A (a)	3,300	14,677
SABIC Agri-Nutrients Co.	2,118	69,788
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	2,470	8,704
UPL Ltd.	4,421	26,678
Yara International ASA	819	36,036
		366,319
Financial Exchanges & Data - 0.1%
ASX Ltd.	954	35,241
B3 SA - Brasil Bolsa Balcao	43,000	120,710
BSE Ltd. (a)	1,766	72,119
Deutsche Boerse AG	888	242,442
East Money Information Co. Ltd., Class A	10,388	31,188
Euronext NV (f)	387	61,944
Hithink RoyalFlush Information Network Co. Ltd., Class A	700	24,853
Hong Kong Exchanges & Clearing Ltd.	5,883	272,318
Japan Exchange Group, Inc.	4,500	56,622
London Stock Exchange Group PLC	2,148	232,693
Multi Commodity Exchange of India Ltd.	1,134	33,989
Saudi Tadawul Group Holding Co.	423	14,895
Singapore Exchange Ltd.	3,836	71,414
TMX Group Ltd.	1,386	45,358
		1,315,786
	Number of Shares	Fair Value
Food Distributors - 0.0%*
Bid Corp. Ltd.	3,739	$101,881
Food Retail - 0.2%
Alimentation Couche-Tard, Inc.	3,349	213,392
Avenue Supermarts Ltd. (a)(f)	1,195	55,303
BIM Birlesik Magazalar AS	8,240	64,508
Coles Group Ltd.	6,281	106,046
CP ALL PCL NVDR	44,524	62,657
Dino Polska SA (a)(f)	3,060	23,120
Empire Co. Ltd., Class A	569	19,921
George Weston Ltd.	758	54,389
J Sainsbury PLC	8,465	35,930
Jeronimo Martins SGPS SA	1,292	24,757
Kesko OYJ, Class B	1,245	27,842
Koninklijke Ahold Delhaize NV	4,314	173,712
Loblaw Cos. Ltd.	2,694	122,172
Marks & Spencer Group PLC	10,192	50,322
Metro, Inc.	956	61,103
President Chain Store Corp.	6,000	42,001
Seven & i Holdings Co. Ltd.	9,251	111,393
Shoprite Holdings Ltd.	4,310	77,575
Tesco PLC	31,151	189,650
Woolworths Group Ltd.	5,960	165,287
Zabka Group SA (a)	3,460	25,037
		1,706,117
Footwear - 0.0%*
Asics Corp.	3,300	88,832
Birkenstock Holding PLC (a)	400	17,212
On Holding AG, Class A (a)	1,200	42,504
		148,548
Forest Products - 0.0%*
Svenska Cellulosa AB SCA, Class B	2,985	30,565
Gas Utilities - 0.1%
AltaGas Ltd.	1,409	52,030
APA Group	6,073	42,663
Beijing Enterprises Holdings Ltd.	3,000	10,283
Brookfield Infrastructure Corp., Class A	3,101	119,389
China Gas Holdings Ltd.	25,616	16,920
China Resources Gas Group Ltd.	7,700	14,395
ENN Energy Holdings Ltd.	7,200	37,147
GAIL India Ltd.	15,001	27,489
Hong Kong & China Gas Co. Ltd.	55,650	46,126
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	91

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Italgas SpA	2,992	$34,669
Kunlun Energy Co. Ltd.	40,000	32,798
Naturgy Energy Group SA	2,011	63,135
Osaka Gas Co. Ltd.	1,600	53,712
Petronas Gas Bhd.	6,549	28,075
Snam SpA	10,080	72,789
Tokyo Gas Co. Ltd.	1,500	56,493
		708,113
Gold - 0.3%
Agnico Eagle Mines Ltd.	2,468	383,329
Alamos Gold, Inc., Class A	2,002	60,677
Anglogold Ashanti PLC	7,063	571,857
Barrick Mining Corp.	8,078	296,929
Caledonia Mining Corp. PLC	465	8,881
China Gold International Resources Corp. Ltd.	1,500	23,431
Elemental Royalty Corp.	902	15,749
Endeavour Mining PLC	1,041	51,177
Equinox Gold Corp.	3,700	36,042
Evolution Mining Ltd.	9,484	77,204
Franco-Nevada Corp.	959	200,033
Gold Fields Ltd.	7,596	255,340
Harmony Gold Mining Co. Ltd.	4,597	70,119
Kinross Gold Corp.	5,870	138,935
Lundin Gold, Inc.	500	26,964
McEwen, Inc. (a)	1,320	23,932
Northern Star Resources Ltd.	6,358	83,471
Novagold Resources, Inc. (a)	8,803	52,554
Pan American Silver Corp.	2,050	91,869
Polyus PJSC GDR (a)(c)**	977	—
Shandong Gold Mining Co. Ltd., Class H (f)	8,500	18,101
SSR Mining, Inc. (a)	5,437	153,758
Vox Royalty Corp.	1,313	6,210
Wheaton Precious Metals Corp.	2,225	250,204
Zhaojin Mining Industry Co. Ltd., Class H	13,500	28,215
Zhongjin Gold Corp. Ltd., Class A	4,900	13,030
Zijin Gold International Co. Ltd.	2,000	22,571
Zijin Mining Group Co. Ltd., Class A	6,300	23,333
Zijin Mining Group Co. Ltd., Class H	51,119	178,609
		3,162,524
Healthcare Distributors - 0.0%*
Huadong Medicine Co. Ltd., Class A	1,700	7,043
	Number of Shares	Fair Value
Sigma Healthcare Ltd.	25,726	$49,013
Sinopharm Group Co. Ltd., Class H	11,600	23,534
		79,590
Healthcare Equipment - 0.1%
BioMerieux	229	17,987
Cochlear Ltd.	322	27,160
Demant AS (a)	379	15,547
Fisher & Paykel Healthcare Corp. Ltd., Class C	2,927	64,953
Koninklijke Philips NV	3,605	97,929
Olympus Corp.	5,000	52,269
Shanghai United Imaging Healthcare Co. Ltd., Class A	832	12,408
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	600	12,006
Siemens Healthineers AG (f)	1,690	66,080
Smith & Nephew PLC	3,641	52,699
Sonova Holding AG	235	55,964
Straumann Holding AG	555	73,206
Terumo Corp.	6,200	85,223
		633,431
Healthcare Facilities - 0.0%*
Aier Eye Hospital Group Co. Ltd., Class A	1,782	2,169
Apollo Hospitals Enterprise Ltd.	971	89,059
Bangkok Dusit Medical Services PCL NVDR	90,255	52,435
Bumrungrad Hospital PCL NVDR	5,097	28,845
Dr. Sulaiman Al Habib Medical Services Group Co.	883	49,823
Fortis Healthcare Ltd.	4,586	46,362
IHH Healthcare Bhd.	22,100	45,528
Max Healthcare Institute Ltd.	6,580	78,497
Mouwasat Medical Services Co.	678	11,504
Rede D'Or Sao Luiz SA (f)	7,000	46,942
		451,164
Healthcare Services - 0.0%*
Fresenius Medical Care AG	930	42,105
Fresenius SE & Co. KGaA	1,975	90,253
Sonic Healthcare Ltd.	2,138	30,824
		163,182
Healthcare Supplies - 0.1%
Coloplast AS, Class B	622	35,419
See Notes to Schedule of Investments and Notes to Financial Statements.

92	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
EssilorLuxottica SA	1,449	$271,772
Establishment Labs Holdings, Inc. (a)	684	58,694
HLB, Inc. (a)	793	26,616
Hoya Corp.	1,600	255,468
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	800	4,950
		652,919
Healthcare Technology - 0.0%*
Pro Medicus Ltd.	297	41,858
Heavy Electrical Equipment - 0.2%
ABB India Ltd.	503	37,362
Bharat Heavy Electricals Ltd.	9,175	40,138
Dongfang Electric Corp. Ltd., Class A	4,000	16,953
Doosan Enerbility Co. Ltd. (a)	3,680	206,173
GE Vernova T&D India Ltd.	980	51,185
Goldwind Science & Technology Co. Ltd., Class A	2,800	9,859
HD Hyundai Electric Co. Ltd.	200	125,476
Hitachi Energy India Ltd.	96	35,415
Hyosung Heavy Industries Corp.	43	95,420
Mitsubishi Electric Corp.	9,300	336,236
NARI Technology Co. Ltd., Class A	6,355	21,392
Shanghai Electric Group Co. Ltd., Class A (a)	1,100	1,134
Siemens Energy AG	3,745	709,899
Siemens Energy India Ltd.	819	31,868
Suzlon Energy Ltd. (a)	103,862	64,627
Vestas Wind Systems AS	4,744	133,947
		1,917,084
Highways & Railtracks - 0.0%*
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	33,600	22,423
Getlink SE	1,142	24,285
Motiva Infraestrutura de Mobilidade SA	6,500	18,360
Promotora y Operadora de Infraestructura SAB de CV	1,620	25,752
Salik Co. PJSC	16,929	27,103
Transurban Group	15,222	151,649
		269,572
Home Building - 0.0%*
Sekisui House Ltd.	2,958	61,553
	Number of Shares	Fair Value
Home Furnishing Retail - 0.0%*
Nitori Holdings Co. Ltd.	1,800	$26,741
Home Improvement Retail - 0.0%*
Kingfisher PLC	8,393	31,547
Hotels, Resorts & Cruise Lines - 0.1%
Accor SA	930	54,056
Amadeus IT Group SA	2,113	123,399
H World Group Ltd. ADR	1,800	75,096
Indian Hotels Co. Ltd.	6,335	47,781
Jabal Omar Development Co. (a)	5,164	20,781
Minor International PCL NVDR	27,566	20,496
Tongcheng Travel Holdings Ltd.	12,400	18,959
Trip.com Group Ltd. (a)	5,250	208,606
		569,174
Household Appliances - 0.0%*
Ecovacs Robotics Co. Ltd., Class A (a)	400	2,991
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,500	8,287
Haier Smart Home Co. Ltd., Class A	5,200	15,635
Haier Smart Home Co. Ltd., Class H	15,800	40,255
Midea Group Co. Ltd., Class A	1,500	16,690
Midea Group Co. Ltd., Class H	3,700	38,972
		122,830
Household Products - 0.0%*
Essity AB, Class B	2,813	79,727
Henkel AG & Co. KGaA	423	33,466
Kimberly-Clark de Mexico SAB de CV, Class A	14,700	32,582
Reckitt Benckiser Group PLC	3,133	204,213
Unicharm Corp.	5,100	29,610
		379,598
Human Resource & Employment Services - 0.0%*
Kanzhun Ltd. ADR	3,500	45,045
Recruit Holdings Co. Ltd.	6,437	448,738
		493,783
Independent Power Producers & Energy Traders - 0.1%
ACWA Power Co. (a)	1,595	82,357
Adani Power Ltd. (a)	25,640	60,612
CGN Power Co. Ltd., Class H (f)	59,000	20,163
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	93

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
China National Nuclear Power Co. Ltd., Class A	16,500	$21,950
China Power International Development Ltd.	31,000	10,831
China Resources Power Holdings Co. Ltd.	12,000	25,891
Eneva SA (a)	7,000	36,136
GD Power Development Co. Ltd., Class A	10,800	7,430
Gulf Development PCL	11,571	21,421
Gulf Development PCL NVDR	31,974	59,192
Huaneng Power International, Inc., Class A	7,700	8,610
Huaneng Power International, Inc., Class H	34,000	23,759
JSW Energy Ltd.	2,945	18,143
NTPC Ltd.	38,562	145,292
OPC Energy Ltd. (a)	832	25,830
RWE AG	3,114	201,581
SDIC Power Holdings Co. Ltd., Class A	5,600	10,981
Zhejiang Zheneng Electric Power Co. Ltd., Class A	11,500	8,911
		789,090
Industrial Conglomerates - 0.4%
Astra International Tbk. PT	126,400	31,953
Ayala Corp.	2,100	14,303
Bidvest Group Ltd.	3,290	48,069
Brookfield Business Corp., Class A	1,767	52,745
CITIC Ltd.	38,000	51,413
CK Hutchison Holdings Ltd.	13,000	109,825
Doosan Co. Ltd.	62	59,507
Grupo Carso SAB de CV	4,960	37,097
Hikari Tsushin, Inc.	100	21,843
Hitachi Ltd.	21,370	587,880
Industries Qatar QSC	14,682	44,357
Investment AB Latour, Class B	603	11,994
Jardine Matheson Holdings Ltd.	800	49,200
Keppel Ltd.	6,700	56,669
KOC Holding AS	7,366	30,550
LG Corp.	740	46,474
Lifco AB, Class B	1,144	37,518
Samsung C&T Corp.	742	224,377
Siemens AG	3,592	1,154,608
Siemens Ltd. (a)	695	26,431
SK Square Co. Ltd.	787	862,027
SK, Inc.	337	181,410
SM Investments Corp.	2,060	19,804
Smiths Group PLC	1,574	53,481
	Number of Shares	Fair Value
Sunway Bhd.	19,200	$24,203
Swire Pacific Ltd., Class A	2,000	20,836
		3,858,574
Industrial Gases - 0.1%
Air Liquide SA	3,077	609,588
Nippon Sanso Holdings Corp.	800	29,514
		639,102
Industrial Machinery & Supplies & Components - 0.2%
Airtac International Group	1,364	57,161
Alfa Laval AB	1,351	80,545
Atlas Copco AB, A Shares	12,285	248,984
Atlas Copco AB, B Shares	7,325	129,953
Daifuku Co. Ltd.	1,600	70,143
Ebara Corp.	2,300	88,533
FANUC Corp.	4,500	203,646
GEA Group AG	727	49,912
Haitian International Holdings Ltd.	3,655	8,739
IHI Corp.	4,800	80,081
Indutrade AB	1,240	25,676
Jiangsu Hengli Hydraulic Co. Ltd., Class A	900	14,261
Kawasaki Heavy Industries Ltd.	3,500	62,936
Kone OYJ, Class B	1,591	90,513
Luxfer Holdings PLC	681	12,285
Makita Corp.	1,100	39,195
Minebea Mitsumi, Inc.	1,700	49,747
Mitsubishi Heavy Industries Ltd.	15,670	353,461
Rational AG	23	16,842
Sandvik AB	5,022	207,508
Schindler Holding AG	296	97,074
Shenzhen Inovance Technology Co. Ltd., Class A	50	489
SKF AB, Class B	1,683	43,266
SMC Corp.	257	112,715
Spirax Group PLC	361	32,749
Techtronic Industries Co. Ltd.	6,500	107,338
Trelleborg AB, B Shares	999	41,660
UBTech Robotics Corp. Ltd., Class H (a)	1,600	20,974
VAT Group AG (f)	126	110,310
Wartsila OYJ Abp	2,355	89,875
		2,546,571
Industrial REITs - 0.0%*
CapitaLand Ascendas REIT	21,011	40,448
See Notes to Schedule of Investments and Notes to Financial Statements.

94	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Goodman Group	9,630	$207,689
Prologis Property Mexico SA de CV	9,301	40,353
Segro PLC	5,774	67,071
		355,561
Insurance Brokers - 0.0%*
Accelerant Holdings, Class A (a)	1,543	18,084
PB Fintech Ltd. (a)	2,844	48,931
		67,015
Integrated Oil & Gas - 0.3%
Cenovus Energy, Inc.	6,471	160,504
China Petroleum & Chemical Corp., Class A	14,300	9,396
China Petroleum & Chemical Corp., Class H	190,000	96,913
Eni SpA	8,864	208,967
Equinor ASA	3,430	108,666
Galp Energia SGPS SA	1,924	41,014
Gazprom PJSC ADR (a)(c)**	77,360	—
Imperial Oil Ltd.	677	75,996
MOL Hungarian Oil & Gas PLC (a)	3,942	46,851
Novatek PJSC GDR (a)(c)**	1,641	—
Oil & Natural Gas Corp. Ltd.	24,189	60,026
OMV AG	730	46,029
PetroChina Co. Ltd., Class A	11,800	15,089
PetroChina Co. Ltd., Class H	180,000	194,643
Petroleo Brasileiro SA - Petrobras	31,000	250,230
PTT PCL NVDR	76,605	81,861
Repsol SA	5,298	133,319
Saudi Arabian Oil Co. (f)	47,776	332,138
Suncor Energy, Inc.	5,754	309,449
Surgutneftegas PJSC ADR (a)(c)**	9,978	—
TotalEnergies SE	9,521	740,531
		2,911,622
Integrated Telecommunication Services - 0.2%
BCE, Inc.	1,532	32,989
BT Group PLC	27,934	70,480
Cellnex Telecom SA (a)(f)	2,227	66,581
China Tower Corp. Ltd., Class H (f)	31,400	35,276
Chunghwa Telecom Co. Ltd.	30,071	133,569
Deutsche Telekom AG	16,585	452,235
Elisa OYJ	697	29,277
Emirates Telecommunications Group Co. PJSC	29,734	155,440
	Number of Shares	Fair Value
Hellenic Telecommunications Organization SA	1,362	$30,256
HKT Trust & HKT Ltd.	16,815	25,001
Indus Towers Ltd. (a)	11,772	48,713
Koninklijke KPN NV	17,908	88,367
LG Uplus Corp.	227	2,051
NTT, Inc.	147,125	131,261
Ooredoo QPSC	7,867	28,629
Orange SA	9,084	171,417
Saudi Telecom Co.	13,879	159,727
Singapore Telecommunications Ltd.	34,900	118,991
Swisscom AG	121	93,527
Tata Communications Ltd.	684	14,239
Telecom Italia SpA (a)	8,130	73,970
Telefonica Brasil SA	7,060	46,308
Telefonica SA	17,197	69,129
Telekom Malaysia Bhd.	5,897	10,760
Telenor ASA	3,057	43,806
Telia Co. AB	11,743	57,282
Telkom Indonesia Persero Tbk. PT	411,200	54,045
Telstra Group Ltd.	19,673	69,238
TELUS Corp.	2,525	26,696
True Corp. PCL NVDR	87,240	33,877
		2,373,137
Interactive Home Entertainment - 0.1%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,000	8,340
Capcom Co. Ltd.	1,300	24,092
CD Projekt SA (a)	649	38,745
International Games System Co. Ltd., Class C	2,000	49,535
Kingsoft Corp. Ltd.	9,800	27,718
Konami Group Corp.	500	54,346
Krafton, Inc.	151	23,001
NetEase, Inc.	14,870	383,788
Nexon Co. Ltd.	1,400	18,481
Nintendo Co. Ltd.	5,233	219,430
		847,476
Interactive Media & Services - 0.3%
Baidu, Inc., Class A (a)	18,800	262,747
Bilibili, Inc., Class Z (a)	2,180	36,611
CAR Group Ltd.	1,728	30,839
Grindr, Inc. (a)	748	10,749
Info Edge India Ltd.	2,540	26,243
Kakao Corp.	2,681	59,787
Kuaishou Technology (f)	23,000	122,009
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	95

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
LY Corp.	13,496	$36,022
NAVER Corp.	1,247	160,171
REA Group Ltd.	241	23,240
Scout24 SE (f)	341	28,207
Taboola.com Ltd. (a)	3,222	16,110
Tencent Holdings Ltd.	52,675	2,886,964
VK IPJSC GDR (a)(c)**	1,600	—
Webtoon Entertainment, Inc. (a)	426	4,865
		3,704,564
Internet Services & Infrastructure - 0.1%
GDS Holdings Ltd., Class A (a)	9,600	34,570
Shopify, Inc., Class A (a)	5,924	677,518
		712,088
Investment Banking & Brokerage - 0.1%
Chaince Digital Holdings, Inc. (a)	1,684	7,359
China Galaxy Securities Co. Ltd., Class A	2,700	5,000
China Galaxy Securities Co. Ltd., Class H	39,500	37,072
China International Capital Corp. Ltd., Class H (f)	12,800	34,277
China Merchants Securities Co. Ltd., Class A	5,600	17,407
CITIC Securities Co. Ltd., Class A	5,990	25,352
CITIC Securities Co. Ltd., Class H	13,925	48,405
CSC Financial Co. Ltd., Class A	4,000	17,130
Daiwa Securities Group, Inc.	6,000	58,902
Everbright Securities Co. Ltd., Class A	3,600	7,653
Freedom Holding Corp. (a)	100	13,047
Futu Holdings Ltd. ADR	200	18,748
GF Securities Co. Ltd., Class A	3,200	11,031
Guotai Haitong Securities Co. Ltd., Class A	8,176	21,921
Guotai Haitong Securities Co. Ltd., Class H (f)	18,920	35,828
Huatai Securities Co. Ltd., Class A	4,600	13,973
Huatai Securities Co. Ltd., Class H (f)	10,400	22,147
Industrial Securities Co. Ltd., Class A	7,500	6,674
Korea Investment Holdings Co. Ltd.	342	48,785
	Number of Shares	Fair Value
Marex Group PLC	1,524	$92,888
NH Investment & Securities Co. Ltd., Class C	1,218	23,113
Nomura Holdings, Inc.	14,100	122,629
Orient Securities Co. Ltd., Class A	8,192	11,393
SBI Holdings, Inc.	2,500	40,594
SDIC Capital Co. Ltd., Class A	14,100	13,606
Webull Corp. (a)	8,487	55,335
XP, Inc., Class A	6,300	102,438
		912,707
IT Consulting & Other Services - 0.1%
Arabian Internet & Communications Services Co.	136	7,395
Capgemini SE	715	71,904
CGI, Inc.	904	58,410
Elm Co.	212	38,764
Fujitsu Ltd.	8,300	165,821
HCL Technologies Ltd.	7,385	83,619
Indra Sistemas SA	422	23,120
Infosys Ltd.	26,787	283,098
LTM Ltd. (f)	618	23,098
Mphasis Ltd.	817	18,657
NEC Corp.	5,900	142,486
Nomura Research Institute Ltd.	1,760	49,727
Obic Co. Ltd.	1,600	37,636
Otsuka Corp.	1,200	20,478
Persistent Systems Ltd.	997	45,569
Samsung SDS Co. Ltd.	385	47,414
Tata Consultancy Services Ltd.	7,348	157,698
Tech Mahindra Ltd.	4,908	72,833
Wipro Ltd.	20,730	37,315
		1,385,042
Leisure Facilities - 0.0%*
Oriental Land Co. Ltd.	5,400	82,732
Leisure Products - 0.0%*
Bandai Namco Holdings, Inc.	2,500	58,207
Shimano, Inc.	352	37,566
		95,773
Life & Health Insurance - 0.4%
AIA Group Ltd.	51,189	466,390
Bupa Arabia for Cooperative Insurance Co.	763	35,518
Cathay Financial Holding Co. Ltd.	79,529	245,404
See Notes to Schedule of Investments and Notes to Financial Statements.

96	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
China Life Insurance Co. Ltd., Class H	68,000	$231,174
China Taiping Insurance Holdings Co. Ltd.	13,200	30,332
Co. for Cooperative Insurance	979	38,329
Daiichi Life Group, Inc.	16,500	180,558
Discovery Ltd.	5,470	88,184
Fubon Financial Holding Co. Ltd.	74,114	301,281
Great-West Lifeco, Inc.	1,193	75,990
HDFC Life Insurance Co. Ltd. (f)	8,152	49,592
iA Financial Corp., Inc.	465	64,184
ICICI Prudential Life Insurance Co. Ltd. (f)	4,779	24,635
Japan Post Holdings Co. Ltd.	8,300	110,769
Japan Post Insurance Co. Ltd.	2,400	22,542
KGI Financial Holding Co. Ltd.	129,911	117,039
Legal & General Group PLC	25,025	94,993
Manulife Financial Corp.	8,129	329,572
Medibank Pvt Ltd.	13,586	46,780
New China Life Insurance Co. Ltd., Class A	1,600	14,062
New China Life Insurance Co. Ltd., Class H	8,900	52,228
NN Group NV	1,232	107,979
Ping An Insurance Group Co. of China Ltd., Class A	5,700	40,088
Ping An Insurance Group Co. of China Ltd., Class H	56,000	364,548
Power Corp. of Canada	2,557	159,359
Prudential PLC	12,314	163,928
Samsung Life Insurance Co. Ltd.	679	175,743
Sanlam Ltd.	13,418	72,231
SBI Life Insurance Co. Ltd. (f)	4,108	76,628
Standard Life PLC	3,451	38,154
Sun Life Financial, Inc.	2,684	210,653
Swiss Life Holding AG	134	147,780
T&D Holdings, Inc.	2,100	62,112
		4,238,759
Life Sciences Tools & Services - 0.1%
Divi's Laboratories Ltd.	1,006	69,919
Eurofins Scientific SE	585	45,855
Genscript Biotech Corp. (a)	10,000	15,595
Lonza Group AG	343	232,083
Samsung Biologics Co. Ltd. (a)(f)	101	90,680
Sartorius Stedim Biotech	132	27,406
WuXi AppTec Co. Ltd., Class A	1,520	27,881
	Number of Shares	Fair Value
WuXi AppTec Co. Ltd., Class H (f)	2,608	$51,116
Wuxi Biologics Cayman, Inc. (a)(f)	27,500	121,333
WuXi XDC Cayman, Inc. (a)	3,000	21,825
XtalPi Holdings Ltd. (a)	19,000	18,535
		722,228
Marine Ports & Services - 0.0%*
Adani Ports & Special Economic Zone Ltd.	4,336	82,919
China Merchants Port Holdings Co. Ltd.	14,353	22,586
International Container Terminal Services, Inc.	8,750	126,894
		232,399
Marine Transportation - 0.0%*
COSCO Shipping Holdings Co. Ltd., Class A	6,010	11,740
COSCO Shipping Holdings Co. Ltd., Class H	19,182	31,823
Costamare Bulkers Holdings Ltd. (a)	200	3,512
Costamare, Inc.	1,060	14,861
Evergreen Marine Corp. Taiwan Ltd.	6,400	37,066
Himalaya Shipping Ltd. (a)	802	10,715
HMM Co. Ltd.	1,231	14,787
Kawasaki Kisen Kaisha Ltd.	1,900	29,051
Kuehne & Nagel International AG	240	58,300
MISC Bhd.	5,975	11,430
Mitsui OSK Lines Ltd.	1,700	54,527
Nippon Yusen KK	1,900	60,978
Orient Overseas International Ltd.	1,500	23,336
Safe Bulkers, Inc.	1,221	7,704
SITC International Holdings Co. Ltd.	6,000	24,009
Wan Hai Lines Ltd. (a)	7,670	19,069
Yang Ming Marine Transport Corp.	18,000	29,382
		442,290
Metal, Glass & Plastic Containers - 0.0%*
CCL Industries, Inc., Class B	647	42,170
Motorcycle Manufacturers - 0.0%*
Bajaj Auto Ltd.	558	57,274
Eicher Motors Ltd.	1,323	98,863
Hero MotoCorp Ltd.	1,161	58,802
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	97

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
TVS Motor Co. Ltd.	2,167	$79,223
Yadea Group Holdings Ltd. (f)	6,753	7,673
Yamaha Motor Co. Ltd.	4,500	34,001
		335,836
Movies & Entertainment - 0.0%*
China Ruyi Holdings Ltd. (a)	108,000	20,520
CTS Eventim AG & Co. KGaA	260	15,175
HYBE Co. Ltd.	198	24,550
Mango Excellent Media Co. Ltd., Class A	1,600	3,449
Tencent Music Entertainment Group ADR	5,500	45,925
Toho Co. Ltd.	2,400	19,205
Universal Music Group NV	4,842	101,472
		230,296
Multi-Line Insurance - 0.3%
Ageas SA	742	59,383
Allianz SE	1,839	870,657
ASR Nederland NV	779	58,817
Aviva PLC	14,341	123,760
AXA SA	7,650	383,523
BB Seguridade Participacoes SA	2,903	21,969
Caixa Seguridade Participacoes SA	3,900	14,851
China Pacific Insurance Group Co. Ltd., Class A	4,000	16,806
China Pacific Insurance Group Co. Ltd., Class H	21,089	72,286
Generali	4,011	195,400
Gjensidige Forsikring ASA	904	24,465
Harel Insurance Investments & Financial Services Ltd.	577	30,327
Helvetia Baloise Holding AG	372	96,199
Mapfre SA	4,674	23,139
Phoenix Financial Ltd.	1,062	58,670
Powszechny Zaklad Ubezpieczen SA	4,144	72,344
Talanx AG	318	40,211
Unipol Assicurazioni SpA	1,772	49,453
Zurich Insurance Group AG	722	535,783
		2,748,043
Multi-Sector Holdings - 0.1%
Bajaj Holdings & Investment Ltd.	259	29,011
EXOR NV	459	35,160
Groupe Bruxelles Lambert NV	393	35,811
Industrivarden AB, Class A	491	27,573
Industrivarden AB, Class C	769	42,271
	Number of Shares	Fair Value
Infratil Ltd.	4,400	$38,620
Investor AB, Class B	8,444	351,217
L E Lundbergforetagen AB, Class B	382	22,044
Remgro Ltd.	4,834	58,103
Sofina SA	83	21,124
Washington H Soul Pattinson & Co. Ltd.	1,695	54,194
		715,128
Multi-Utilities - 0.1%
Canadian Utilities Ltd., Class A	689	25,603
Centrica PLC	22,949	52,039
Dubai Electricity & Water Authority PJSC	53,176	40,250
E.ON SE	10,953	225,719
Engie SA	8,577	270,550
National Grid PLC	24,264	401,911
Nebras Energy	2,114	8,309
Sembcorp Industries Ltd.	4,500	22,092
Veolia Environnement SA	2,958	123,236
YTL Power International Bhd.	30,800	31,574
		1,201,283
Office REITs - 0.0%*
Gecina SA	231	19,425
Nippon Building Fund, Inc.	38	29,436
		48,861
Oil & Gas Drilling - 0.0%*
Ades Holding Co.	3,430	16,999
ADNOC Drilling Co. PJSC	20,285	31,647
Borr Drilling Ltd. (a)	5,572	23,012
China Oilfield Services Ltd., Class H	14,000	11,158
Seadrill Ltd. (a)	1,607	60,777
		143,593
Oil & Gas Equipment & Services - 0.0%*
TechnipFMC PLC	2,400	159,120
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	500	11,233
		170,353
Oil & Gas Exploration & Production - 0.1%
Aker BP ASA	1,464	44,857
ARC Resources Ltd.	2,657	55,809
BKV Corp. (a)	819	22,408
Canadian Natural Resources Ltd.	10,026	396,588
See Notes to Schedule of Investments and Notes to Financial Statements.

98	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Inpex Corp.	4,100	$82,366
Kolibri Global Energy, Inc. (a)	708	3,526
Kosmos Energy Ltd. (a)	15,021	31,694
Oil India Ltd.	4,087	18,002
PRIO SA (a)	6,500	65,490
PTT Exploration & Production PCL NVDR	11,613	46,843
Santos Ltd.	15,174	75,795
Tatneft PJSC ADR (a)(c)**	3,383	—
Tourmaline Oil Corp.	1,822	76,155
Var Energi ASA	4,567	19,010
Whitecap Resources, Inc.	6,000	62,294
Woodside Energy Group Ltd.	9,275	181,270
		1,182,107
Oil & Gas Refining & Marketing - 0.1%
Adnoc Gas PLC	57,042	53,427
Bharat Petroleum Corp. Ltd.	11,317	36,291
ENEOS Holdings, Inc.	12,700	93,536
HD Hyundai Co. Ltd.	357	45,970
Hindustan Petroleum Corp. Ltd.	8,219	34,249
Idemitsu Kosan Co. Ltd.	3,800	28,011
Indian Oil Corp. Ltd.	19,486	28,692
Neste OYJ	2,106	68,959
ORLEN SA	5,073	170,861
Qatar Fuel QSC	4,477	17,338
Reliance Industries Ltd.	52,541	718,188
SK Innovation Co. Ltd. (a)	609	37,303
S-Oil Corp.	337	23,144
Turkiye Petrol Rafinerileri AS	8,733	42,584
		1,398,553
Oil & Gas Storage & Transportation - 0.1%
ADNOC Logistics & Services	14,044	23,019
Ardmore Shipping Corp.	948	13,281
Bollore SE	3,499	16,226
China Merchants Energy Shipping Co. Ltd., Class A	4,100	10,612
COSCO Shipping Energy Transportation Co. Ltd., Class A	3,600	9,514
COSCO Shipping Energy Transportation Co. Ltd., Class H	12,000	21,163
Enbridge, Inc.	10,531	570,882
FLEX LNG Ltd. (a)	826	23,178
Golar LNG Ltd.	2,414	120,314
Keyera Corp.	1,333	53,527
Pembina Pipeline Corp.	2,797	129,367
Petronet LNG Ltd.	6,837	20,282
Qatar Gas Transport Co. Ltd.	26,847	31,669
	Number of Shares	Fair Value
Scorpio Tankers, Inc.	1,176	$81,450
SFL Corp. Ltd.	3,139	32,018
TC Energy Corp.	5,023	332,518
Teekay Corp. Ltd.	1,482	14,820
Teekay Tankers Ltd., Class A	621	40,284
		1,544,124
Other Specialty Retail - 0.0%*
Avolta AG	451	30,192
China Tourism Group Duty Free Corp. Ltd., Class A	400	3,165
Chow Tai Fook Jewellery Group Ltd.	17,800	24,741
FSN E-Commerce Ventures Ltd. (a)	10,437	34,274
Jarir Marketing Co.	5,358	23,901
Jumbo SA	1,062	27,246
Pop Mart International Group Ltd. (f)	4,800	94,689
Sanrio Co. Ltd.	4,000	27,073
		265,281
Packaged Foods & Meats - 0.3%
Ajinomoto Co., Inc.	4,220	152,494
Almarai Co. JSC	4,315	52,232
Associated British Foods PLC	1,320	34,794
Barry Callebaut AG	16	22,235
Britannia Industries Ltd.	987	53,662
Charoen Pokphand Foods PCL NVDR	31,162	18,385
China Feihe Ltd. (f)	29,568	10,557
China Huishan Dairy Holdings Co. Ltd. (a)(c)**	55,000	—
China Mengniu Dairy Co. Ltd.	27,000	55,398
Chocoladefabriken Lindt & Spruengli AG	4	46,613
Danone SA	3,050	250,162
Forafric Global PLC (a)	183	1,845
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,484	7,249
Gruma SAB de CV, Class B	475	7,637
Grupo Bimbo SAB de CV	11,181	36,569
Guangdong Haid Group Co. Ltd., Class A	1,000	6,572
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,185	10,510
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,700	13,060
Kerry Group PLC, Class A	801	73,583
Kikkoman Corp.	3,300	33,868
Lotus Bakeries NV	2	26,570
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	99

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Magnum Ice Cream Co. NV (a)	2,403	$41,835
Marico Ltd.	5,303	46,849
MBRF Global Foods Co. SA	3,237	11,276
Mowi ASA	2,050	37,870
Muyuan Foods Group Co. Ltd., Class A	2,120	10,928
Nestle India Ltd.	4,622	68,613
Nestle SA	12,460	1,283,304
Orkla ASA	3,462	36,455
Salmar ASA	309	14,464
Samyang Foods Co. Ltd.	37	26,724
Saputo, Inc.	1,226	35,499
Sigma Foods SAB de CV, Class A	28,378	26,082
Tata Consumer Products Ltd.	5,406	61,428
Tingyi Cayman Islands Holding Corp.	20,000	24,942
Uni-President Enterprises Corp.	35,000	81,851
Want Want China Holdings Ltd.	46,000	19,885
WH Group Ltd. (f)	36,166	38,232
		2,780,232
Paper & Plastic Packaging Products & Materials - 0.0%*
Klabin SA	7,494	24,237
Paper Products - 0.0%*
Stora Enso OYJ, R Shares	2,854	30,431
Suzano SA	6,100	46,846
UPM-Kymmene OYJ	2,460	65,250
		142,527
Passenger Airlines - 0.1%
Air Arabia PJSC	19,731	29,279
Air China Ltd., Class A (a)	12,700	11,319
ANA Holdings, Inc.	900	16,436
China Eastern Airlines Corp. Ltd., Class A (a)	12,400	6,960
China Southern Airlines Co. Ltd., Class A (a)	11,600	8,852
Deutsche Lufthansa AG	3,102	35,501
Eva Airways Corp.	28,000	39,464
InterGlobe Aviation Ltd. (f)	1,827	103,615
International Consolidated Airlines Group SA, Class DI	5,375	34,057
Korean Air Lines Co. Ltd.	1,295	23,028
Latam Airlines Group SA	2,068,675	60,147
Qantas Airways Ltd.	3,798	27,944
Ryanair Holdings PLC	2,037	63,695
Singapore Airlines Ltd.	7,800	46,313
	Number of Shares	Fair Value
Spring Airlines Co. Ltd., Class A	600	$4,029
Turk Hava Yollari AO	1,186	8,287
		518,926
Passenger Ground Transportation - 0.0%*
Ayvens SA (f)	1,875	24,695
Grab Holdings Ltd., Class A (a)	11,700	44,109
Localiza Rent a Car SA	8,501	68,226
		137,030
Personal Care Products - 0.2%
Amorepacific Corp.	233	15,896
APR Corp.	207	51,506
Beiersdorf AG	479	41,259
Colgate-Palmolive India Ltd.	1,201	25,349
Dabur India Ltd.	5,811	25,918
Giant Biogene Holding Co. Ltd. (f)	3,600	12,165
Godrej Consumer Products Ltd.	3,332	35,552
Hengan International Group Co. Ltd.	3,980	11,034
Hindustan Unilever Ltd.	6,037	135,091
Kao Corp.	4,200	83,289
L'Oreal SA	1,160	508,808
Oddity Tech Ltd., Class A (a)	1,018	15,402
Shiseido Co. Ltd.	2,000	32,217
Unilever PLC	10,555	634,263
		1,627,749
Pharmaceuticals - 0.5%
Alkem Laboratories Ltd.	346	20,360
Astellas Pharma, Inc.	8,500	113,752
AstraZeneca PLC	7,313	1,368,570
Aurobindo Pharma Ltd.	2,662	44,396
Bayer AG	4,793	265,279
Beijing Tong Ren Tang Co. Ltd., Class A	1,700	5,788
Caliway Biopharmaceuticals Co. Ltd., Class C (a)	9,000	28,195
Changchun High-Tech Industry Group Co. Ltd., Class A	300	2,943
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	2,704	8,959
Chugai Pharmaceutical Co. Ltd.	3,200	148,339
Cipla Ltd.	4,566	70,686
See Notes to Schedule of Investments and Notes to Financial Statements.

100	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
CSPC Pharmaceutical Group Ltd.	74,000	$65,771
Daiichi Sankyo Co. Ltd.	8,414	135,043
Dr. Reddy's Laboratories Ltd.	4,942	70,852
Eisai Co. Ltd.	1,300	32,947
Financiere de Tubize SA	104	27,467
Galderma Group AG	899	204,954
GSK PLC	19,590	515,076
Hansoh Pharmaceutical Group Co. Ltd. (f)	12,000	45,325
Ipsen SA	156	30,106
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	4,020	30,819
Kyowa Kirin Co. Ltd.	1,000	15,918
Lupin Ltd.	1,665	42,549
Mankind Pharma Ltd.	1,285	34,557
MediWound Ltd. (a)	198	2,911
Merck KGaA	603	101,240
Novo Nordisk AS, Class B	15,562	748,823
Oramed Pharmaceuticals, Inc.	859	4,132
Orion OYJ, Class B	540	44,421
Otsuka Holdings Co. Ltd.	2,000	132,964
Recordati Industria Chimica e Farmaceutica SpA	525	30,792
Richter Gedeon Nyrt	602	23,302
Sandoz Group AG	2,039	184,828
Shionogi & Co. Ltd.	3,500	60,062
Sino Biopharmaceutical Ltd.	97,000	54,548
Sun Pharmaceutical Industries Ltd.	7,244	142,532
Takeda Pharmaceutical Co. Ltd.	7,811	247,751
Teva Pharmaceutical Industries Ltd. ADR (a)	5,700	193,116
Torrent Pharmaceuticals Ltd.	992	48,417
UCB SA	594	177,929
Yuhan Corp.	526	23,833
Yunnan Baiyao Group Co. Ltd., Class A	1,400	9,770
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	400	6,440
Zydus Lifesciences Ltd.	116	1,363
		5,567,825
Precious Metals & Minerals - 0.0%*
Impala Platinum Holdings Ltd.	7,900	82,904
Industrias Penoles SAB de CV	1,555	68,014
Northam Platinum Holdings Ltd.	3,025	43,540
Sibanye Stillwater Ltd.	21,226	45,094
	Number of Shares	Fair Value
Valterra Platinum Ltd.	2,177	$146,958
		386,510
Property & Casualty Insurance - 0.2%
Admiral Group PLC	1,207	57,031
DB Insurance Co. Ltd.	399	34,484
Fairfax Financial Holdings Ltd.	92	151,268
Hamilton Insurance Group Ltd., Class B	1,175	39,879
ICICI Lombard General Insurance Co. Ltd. (f)	1,964	36,137
Insurance Australia Group Ltd.	10,988	61,585
Intact Financial Corp.	871	179,701
Kingsway Corp. (a)	541	5,637
MS&AD Insurance Group Holdings, Inc.	5,800	151,312
OUTsurance Group Ltd.	7,391	35,467
Pelagos Insurance Capital Ltd.	1,029	25,056
People's Insurance Co. Group of China Ltd., Class A	5,200	5,179
People's Insurance Co. Group of China Ltd., Class H	66,000	39,472
PICC Property & Casualty Co. Ltd., Class H	52,000	94,955
QBE Insurance Group Ltd.	7,057	123,156
Sampo OYJ, A Shares	11,267	118,433
Samsung Fire & Marine Insurance Co. Ltd.	256	102,116
Sompo Holdings, Inc.	4,000	153,527
Suncorp Group Ltd.	5,033	67,262
Tokio Marine Holdings, Inc.	8,669	384,151
Tryg AS	1,428	32,522
		1,898,330
Rail Transportation - 0.1%
Canadian National Railway Co.	2,495	297,642
Canadian Pacific Kansas City Ltd.	4,313	373,798
Central Japan Railway Co.	3,600	76,840
Daqin Railway Co. Ltd., Class A	12,900	8,761
East Japan Railway Co.	4,500	94,361
Hankyu Hanshin Holdings, Inc.	1,100	28,914
MTR Corp. Ltd.	7,114	27,668
Rumo SA	13,300	34,509
Seibu Holdings, Inc.	1,100	21,476
West Japan Railway Co.	2,000	33,533
		997,502
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	101

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Real Estate Development - 0.1%
C&D International Investment Group Ltd.	5,393	$9,284
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	11,200	10,609
China Overseas Land & Investment Ltd.	35,000	53,825
China Resources Land Ltd.	23,000	87,987
CK Asset Holdings Ltd.	9,086	51,188
Dar Al Arkan Real Estate Development Co. (a)	6,049	28,996
Emaar Development PJSC	6,228	23,435
Emaar Properties PJSC	53,773	174,522
Godrej Properties Ltd. (a)	1,176	23,190
Henderson Land Development Co. Ltd.	7,000	22,137
Lodha Developers Ltd. (f)	2,614	26,379
Longfor Group Holdings Ltd. (f)	15,498	11,818
Oberoi Realty Ltd.	1,266	23,662
Prestige Estates Projects Ltd.	1,456	24,066
Sino Land Co. Ltd.	19,480	25,536
		596,634
Real Estate Operating Companies - 0.1%
Azrieli Group Ltd.	194	26,325
CapitaLand Investment Ltd.	12,000	23,101
Central Pattana PCL NVDR	17,200	34,690
China Resources Mixc Lifestyle Services Ltd. (f)	7,400	34,612
Fastighets AB Balder, Class B (a)	3,671	19,618
Hongkong Land Holdings Ltd.	4,500	32,040
Hulic Co. Ltd.	2,100	21,927
Mabanee Co. KPSC	8,668	25,825
NEPI Rockcastle NV	4,920	43,968
Plaza SA	6,519	26,865
Sagax AB, Class B	1,105	17,606
SM Prime Holdings, Inc.	101,200	29,847
Swiss Prime Site AG	400	65,406
Vonovia SE	3,571	88,146
Wharf Real Estate Investment Co. Ltd.	7,000	19,084
		509,060
Real Estate Services - 0.0%*
FirstService Corp.	235	33,405
KE Holdings, Inc., Class A	18,600	89,086
Real Brokerage, Inc. (a)	3,504	6,377
		128,868
	Number of Shares	Fair Value
Regional Banks - 0.1%
AU Small Finance Bank Ltd. (f)	4,104	$44,962
Bank of Chengdu Co. Ltd., Class A	2,100	5,476
Bank of Hangzhou Co. Ltd., Class A	5,547	11,808
Bank of Jiangsu Co. Ltd., Class A	9,100	14,452
Bank of Nanjing Co. Ltd., Class A	8,300	12,093
Bank of Ningbo Co. Ltd., Class A	3,556	15,554
Banque Cantonale Vaudoise	135	19,815
Chiba Bank Ltd.	2,800	42,502
Chongqing Rural Commercial Bank Co. Ltd., Class H	25,000	18,426
Dukhan Bank	19,912	18,260
First BanCorp	3,830	99,848
KakaoBank Corp.	908	12,249
OFG Bancorp	1,088	53,388
Popular, Inc.	352	57,791
Resona Holdings, Inc.	10,100	130,876
Yokohama Financial Group, Inc.	4,600	49,036
		606,536
Reinsurance - 0.1%
Hannover Rueck SE	282	78,152
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	637	355,766
RenaissanceRe Holdings Ltd.	270	85,563
		519,481
Renewable Electricity - 0.0%*
Brookfield Renewable Corp.	1,419	52,702
China Longyuan Power Group Corp. Ltd., Class H	26,000	16,577
China Yangtze Power Co. Ltd., Class A	16,600	64,732
EDP Renewables SA	1,668	27,022
Engie Brasil Energia SA	2,006	13,499
Enlight Renewable Energy Ltd. (a)	679	59,936
Meridian Energy Ltd.	6,954	23,023
NHPC Ltd.	30,539	26,239
Orsted AS (a)(f)	2,256	50,655
		334,385
See Notes to Schedule of Investments and Notes to Financial Statements.

102	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Research & Consulting Services - 0.1%
Bureau Veritas SA	1,497	$45,834
Intertek Group PLC	757	58,324
RELX PLC	8,608	270,315
SGS SA	774	89,927
Thomson Reuters Corp.	641	52,337
Wolters Kluwer NV	1,085	70,013
		586,750
Restaurants - 0.1%
Compass Group PLC	8,296	267,961
Delivery Hero SE (a)(f)	876	36,055
Eternal Ltd. (a)	24,803	69,332
Haidilao International Holding Ltd. (f)	14,000	18,959
Meituan, Class B (a)(f)	44,107	385,273
Restaurant Brands International, Inc.	3,576	259,292
Sodexo SA	354	20,499
Swiggy Ltd. (a)	6,945	17,561
Yum China Holdings, Inc.	3,050	124,302
Zensho Holdings Co. Ltd.	400	19,849
		1,219,083
Retail REITs - 0.0%*
Klepierre SA	1,061	44,373
Link REIT	13,068	60,824
Scentre Group	25,979	69,473
Unibail-Rodamco-Westfield (a)	527	61,728
Vicinity Ltd.	19,138	34,208
		270,606
Security & Alarm Services - 0.0%*
Secom Co. Ltd.	1,900	75,474
Securitas AB, Class B	2,427	39,923
Verisure PLC (a)	1,374	15,332
		130,729
Semiconductor Materials & Equipment - 0.7%
Advanced Micro-Fabrication Equipment, Inc. China, Class A	505	34,855
Advantest Corp.	3,500	696,447
ASM International NV	229	261,947
ASML Holding NV	1,878	3,696,048
BE Semiconductor Industries NV	342	112,259
Disco Corp.	426	212,993
GCL Technology Holdings Ltd. (a)	275,000	24,196
Globalwafers Co. Ltd.	2,000	63,095
	Number of Shares	Fair Value
Hangzhou First Applied Material Co. Ltd., Class A	1,920	$4,749
Hanmi Semiconductor Co. Ltd.	387	64,071
Hon Precision, Inc.	1,000	203,098
Kulicke & Soffa Industries, Inc.	1,278	170,945
Lasertec Corp.	338	103,360
MPI Corp.	1,000	191,170
National Silicon Industry Group Co. Ltd., Class A (a)	5,161	30,329
NAURA Technology Group Co. Ltd., Class A	540	70,369
Nova Ltd. (a)	148	78,236
SCREEN Holdings Co. Ltd.	700	76,687
Tokyo Electron Ltd.	2,188	1,038,635
Xinyi Solar Holdings Ltd.	66,870	17,566
		7,151,055
Semiconductors - 2.8%
Alchip Technologies Ltd.	1,000	131,213
Allegro MicroSystems, Inc. (a)	700	48,734
ASE Technology Holding Co. Ltd.	28,000	597,680
Cambricon Technologies Corp. Ltd., Class A	257	60,409
Canadian Solar, Inc. (a)	1,235	19,785
China Resources Microelectronics Ltd., Class A	1,955	28,095
eMemory Technology, Inc.	1,000	91,818
GigaDevice Semiconductor, Inc., Class A	560	67,236
Global Unichip Corp.	1,000	152,088
Hua Hong Grace Semiconductor Ltd., Class H (a)(f)	6,000	164,651
Hygon Information Technology Co. Ltd., Class A	1,504	82,046
indie Semiconductor, Inc., Class A (a)	5,412	24,300
Infineon Technologies AG	6,310	589,186
Ingenic Semiconductor Co. Ltd., Class A	600	22,001
JA Solar Technology Co. Ltd., Class A (a)	4,268	5,093
JCET Group Co. Ltd., Class A	2,000	30,510
Jentech Precision Industrial Co. Ltd.	1,000	107,670
Jinko Solar Co. Ltd., Class A (a)	15,683	10,974
King Yuan Electronics Co. Ltd.	9,000	95,350
Kioxia Holdings Corp. (a)(e)	1,500	827,688
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	103

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
LONGi Green Energy Technology Co. Ltd., Class A (a)	7,836	$15,146
MediaTek, Inc.	12,000	1,599,046
Montage Technology Co. Ltd., Class A	361	16,481
Novatek Microelectronics Corp.	5,886	98,850
OmniVision Integrated Circuits Group, Inc., Class A	740	10,340
Realtek Semiconductor Corp.	5,040	127,517
Renesas Electronics Corp.	8,400	248,447
Sanan Optoelectronics Co. Ltd., Class A	400	1,250
SG Micro Corp., Class A	253	5,348
SK Hynix, Inc.	4,728	8,087,007
STMicroelectronics NV	3,083	227,314
T1 Energy, Inc. (a)	4,588	43,494
Taiwan Semiconductor Manufacturing Co. Ltd.	210,557	15,929,006
Tongwei Co. Ltd., Class A (a)	3,300	5,887
Tower Semiconductor Ltd. (a)	545	139,824
Trina Solar Co. Ltd., Class A (a)	1,600	3,328
Unigroup Guoxin Microelectronics Co. Ltd., Class A	419	5,478
United Microelectronics Corp. (a)	99,000	511,214
Vanguard International Semiconductor Corp.	7,366	49,945
WAAREE Energies Ltd.	613	19,084
		30,300,533
Silver - 0.0%*
Fresnillo PLC	899	32,705
Soft Drinks & Non-Alcoholic Beverages - 0.1%
Arca Continental SAB de CV	4,500	53,973
Coca-Cola Europacific Partners PLC	1,000	100,070
Coca-Cola Femsa SAB de CV	4,665	49,360
Coca-Cola HBC AG, Class DI	978	63,864
Eastroc Beverage Group Co. Ltd., Class A	169	3,073
Fomento Economico Mexicano SAB de CV	14,000	178,628
Nongfu Spring Co. Ltd., Class H (f)	15,200	76,794
Suntory Beverage & Food Ltd.	600	16,602
Varun Beverages Ltd.	12,171	65,260
		607,624
	Number of Shares	Fair Value
Specialized Consumer Services - 0.0%*
OneSpaWorld Holdings Ltd.	2,533	$71,532
Specialized Finance - 0.0%*
Bladex, Inc.	749	46,041
Chailease Holding Co. Ltd.	13,196	48,672
Far East Horizon Ltd.	23,000	15,691
Mitsubishi HC Capital, Inc.	4,300	34,765
Power Finance Corp. Ltd.	11,686	52,382
REC Ltd.	11,447	43,994
		241,545
Specialty Chemicals - 0.1%
Akzo Nobel NV	727	49,322
Asian Paints Ltd.	3,173	88,350
DSM-Firmenich AG	783	74,302
EMS-Chemie Holding AG	37	31,787
Evonik Industries AG	1,290	23,421
Ganfeng Lithium Group Co. Ltd., Class A	2,000	19,269
Ganfeng Lithium Group Co. Ltd., Class H (f)	3,400	21,808
Givaudan SA	45	190,789
Nippon Paint Holdings Co. Ltd.	4,300	27,860
Nitto Denko Corp.	3,400	66,316
Novonesis Novozymes B, Class B	1,649	104,141
Shanghai Putailai New Energy Technology Group Co. Ltd., Class A	1,798	7,663
Shin-Etsu Chemical Co. Ltd.	7,912	341,162
Sika AG	744	153,799
Syensqo SA	373	27,549
Symrise AG	616	61,849
Wanhua Chemical Group Co. Ltd., Class A	1,400	14,109
Zhejiang NHU Co. Ltd., Class A	2,592	10,852
		1,314,348
Steel - 0.1%
APL Apollo Tubes Ltd.	1,395	26,360
ArcelorMittal SA	2,080	125,324
Baoshan Iron & Steel Co. Ltd., Class A	10,200	8,160
China Steel Corp.	107,000	63,146
Eregli Demir ve Celik Fabrikalari TAS	27,871	24,182
Fortescue Ltd.	7,941	105,354
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (a)	42,400	13,929
See Notes to Schedule of Investments and Notes to Financial Statements.

104	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
JFE Holdings, Inc.	2,600	$24,956
Jindal Stainless Ltd.	2,897	21,198
Jindal Steel Ltd.	3,554	39,802
JSW Steel Ltd.	4,661	60,388
Nippon Steel Corp.	22,600	74,548
NMDC Ltd.	20,483	18,428
Novolipetsk Steel PJSC GDR (a)(c)**	2,290	—
POSCO Holdings, Inc.	625	127,880
Severstal PAO GDR (a)(c)**	3,070	—
Tata Steel Ltd.	64,146	127,440
Vale SA	30,640	461,025
		1,322,120
Systems Software - 0.0%*
360 Security Technology, Inc., Class A	4,700	6,017
Asseco Poland SA	411	18,277
Check Point Software Technologies Ltd. (a)	324	42,583
CyberArk Software Ltd. (a)	288	12,960
Nebius Group NV (a)	1,000	276,170
		356,007
Technology Distributors - 0.0%*
Unisplendour Corp. Ltd., Class A	3,100	13,180
Technology Hardware, Storage & Peripherals - 1.0%
Advantech Co. Ltd.	4,599	71,028
Asia Vital Components Co. Ltd.	3,000	237,785
Asustek Computer, Inc. (a)	6,053	133,006
Canon, Inc.	3,800	96,961
FUJIFILM Holdings Corp.	5,245	112,403
Gigabyte Technology Co. Ltd.	5,000	53,992
IEIT Systems Co. Ltd., Class A	300	3,094
Inventec Corp.	26,249	54,877
Lenovo Group Ltd.	62,000	181,998
Lite-On Technology Corp.	16,693	116,329
Logitech International SA	706	66,290
Pegatron Corp.	17,251	45,380
Quanta Computer, Inc.	23,507	271,548
Samsung Electronics Co. Ltd.	40,036	8,631,010
Shenzhen Longsys Electronics Co. Ltd., Class A	400	41,473
Shenzhen Transsion Holdings Co. Ltd., Class A	725	6,296
Wistron Corp. (a)	26,000	129,362
Wiwynn Corp.	1,000	145,496
	Number of Shares	Fair Value
Xiaomi Corp., Class B (a)(f)	146,400	$403,988
		10,802,316
Tires & Rubber - 0.0%*
Balkrishna Industries Ltd.	654	15,064
Bridgestone Corp.	5,092	106,837
Cie Generale des Etablissements Michelin SCA	3,062	118,152
Continental AG	542	44,715
Hankook Tire & Technology Co. Ltd.	820	32,762
MRF Ltd.	15	20,255
Sailun Group Co. Ltd., Class A	2,300	3,907
		341,692
Tobacco - 0.1%
British American Tobacco PLC	9,701	602,194
Imperial Brands PLC	3,537	130,929
ITC Ltd.	21,553	65,336
Japan Tobacco, Inc.	5,407	200,012
KT&G Corp.	760	83,245
Smoore International Holdings Ltd. (f)	16,000	14,323
		1,096,039
Trading Companies & Distributors - 0.2%
Adani Enterprises Ltd.	1,190	38,167
AddTech AB, Class B	1,284	45,294
AerCap Holdings NV	766	111,668
Beijer Ref AB, Class B	1,854	27,202
BOC Aviation Ltd. (f)	700	7,253
Brenntag SE	605	36,784
Bunzl PLC	1,606	56,060
ITOCHU Corp.	27,045	308,515
Marubeni Corp.	6,900	199,114
Mitsubishi Corp.	14,746	394,406
Mitsui & Co. Ltd.	11,508	318,422
Posco International Corp.	417	13,229
Rexel SA	1,099	48,010
SGH Ltd.	924	29,856
Sumitomo Corp.	20,000	190,617
Toromont Industries Ltd.	396	65,096
Toyota Tsusho Corp.	3,100	114,024
		2,003,717
Transaction & Payment Processing Services - 0.0%*
Adyen NV (a)(f)	131	122,873
Dlocal Ltd.	2,299	29,876
EVERTEC, Inc.	1,603	44,531
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	105

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
One 97 Communications Ltd. (a)	3,584	$43,220
Pagseguro Digital Ltd., Class A	4,113	37,223
StoneCo Ltd., Class A	7,830	84,877
Wise Group PLC, Class A (a)	3,288	39,459
		402,059
Water Utilities - 0.0%*
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	21,289	121,911
Guangdong Investment Ltd.	26,000	25,728
Severn Trent PLC	1,256	49,278
United Utilities Group PLC	3,458	60,078
		256,995
Wireless Telecommunication Services - 0.3%
Advanced Info Service PCL NVDR	8,325	91,970
Airtel Africa PLC (f)	3,447	14,988
America Movil SAB de CV	126,300	163,714
Bharti Airtel Ltd.	22,890	447,843
CelcomDigi Bhd.	28,300	18,531
China United Network Communications Ltd., Class A	13,600	8,014
Etihad Etisalat Co.	3,808	61,267
Far EasTone Telecommunications Co. Ltd.	10,000	32,960
KDDI Corp.	14,314	241,759
Maxis Bhd.	22,600	18,734
Millicom International Cellular SA	900	81,684
Mobile Telecommunications Co. KSCP	14,744	29,031
MTN Group Ltd.	14,906	207,229
PLDT, Inc.	40	737
Rogers Communications, Inc., Class B	1,692	55,026
SK Telecom Co. Ltd.	1,042	59,454
SoftBank Corp.	140,400	179,771
SoftBank Group Corp.	17,960	658,948
Taiwan Mobile Co. Ltd.	12,946	47,344
Tele2 AB, Class B	2,534	44,157
TIM SA	7,300	30,845
Turkcell Iletisim Hizmetleri AS	11,613	26,733
Vodacom Group Ltd.	5,825	53,939
Vodafone Group PLC	88,071	116,425
Vodafone Idea Ltd. (a)	222,686	34,017
		2,725,120
	Number of Shares	Fair Value
Total Common Stock (Cost $157,956,029)		218,945,153
Preferred Stock - 0.2%
Automobile Manufacturers - 0.0%*
Bayerische Motoren Werke AG 7.69%	281	$18,457
Dr. Ing hc F Porsche AG 2.33%	516	25,668
Hyundai Motor Co. 4.69%	222	30,879
Hyundai Motor Co. 4.63%	189	26,472
Porsche Automobil Holding SE 5.59%	693	21,361
Volkswagen AG 7.50%	965	77,340
		200,177
Diversified Banks - 0.1%
Banco Bradesco SA 8.32%	46,421	162,332
Grupo Cibest SA 3.34%	3,062	60,032
Itau Unibanco Holding SA 8.18%	49,067	399,858
Itausa SA 9.78%	48,179	124,544
		746,766
Electric Utilities - 0.0%*
Axia Energia SA (a)(d)	3,893	39,874
Axia Energia SA (a)(d)	4	37
Cia Energetica de Minas Gerais 10.44%	8,107	17,025
		56,936
Household Products - 0.0%*
Henkel AG & Co. KGaA 2.82%	718	60,368
Integrated Oil & Gas - 0.0%*
Petroleo Brasileiro SA - Petrobras 8.76%	38,100	278,245
Life Sciences Tools & Services - 0.0%*
Sartorius AG 0.32%	128	33,600
Specialty Chemicals - 0.0%*
Sociedad Quimica y Minera de Chile SA 1.35%	1,313	97,468
Steel - 0.0%*
Gerdau SA 3.27%	13,496	54,183
See Notes to Schedule of Investments and Notes to Financial Statements.

106	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd. 0.79%	6,887	$942,390
Total Preferred Stock (Cost $1,439,668)		2,470,133
Rights - 0.0%*
Construction & Engineering - 0.0%*
ACS Actividades de Construccion y Servicios SA. (expiring 07/16/2026) (a) (Cost $1,775)	833	1,749
Warrants - 0.0%*
Application Software - 0.0%
Constellation Software, Inc. (expiring 03/31/40) (a)(c)**	238	—
Multi-Utilities - 0.0%*
YTL Corp. Bhd. (expiring 06/02/28) (a)	4,580	606
YTL Power International Bhd. (expiring 06/02/28) (a)	6,160	2,614
		3,220
Total Warrants (Cost $0)		3,220
Total Foreign Equity (Cost $159,397,472)		221,420,255
Exchange Traded & Mutual Funds - 34.6%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	2,425,993	38,524,769
	Number of Shares	Fair Value
State Street SPDR Bloomberg High Yield Bond ETF (g)	1,031,367	$99,392,838
State Street SPDR Portfolio Aggregate Bond ETF (g)	4,332,000	110,552,640
State Street SPDR Portfolio Long Term Corporate Bond ETF (g)	1,482,401	33,205,782
State Street SPDR Portfolio Long Term Treasury ETF (g)	1,486,258	38,984,547
State Street SPDR Portfolio TIPS ETF (g)	2,136,868	54,874,770
Total Exchange Traded & Mutual Funds (Cost $371,291,651)		375,535,346
Total Investments in Securities (Cost $852,220,662)		1,072,390,462
Short-Term Investment - 1.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.62% (g)(h) (Cost $11,275,788)	11,275,788	11,275,788
Total Investments (Cost $863,496,450)		1,083,666,250
Other Assets and Liabilities, net - 0.1%		909,594
NET ASSETS - 100.0%		$1,084,575,844

Other Information:
The Fund had the following long futures contracts open at June 30, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 1000 Index Futures	September 2026	12	$2,448,908	$2,474,400	$25,492
E-mini Russell 2000 Index Futures	September 2026	3	445,205	456,840	11,635
MSCI EAFE Mini Index Futures	September 2026	14	2,195,234	2,201,710	6,476
MSCI Emerging Markets Index Futures	September 2026	8	702,110	702,920	810
S&P/Toronto Stock Exchange 60 Index	September 2026	1	289,601	289,790	189
					$44,602
During the period ended June 30, 2026, the average notional value related to long futures contracts was $6,461,618.
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	107

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)
State Street Corporation is the parent company of
SSGA Funds Management, Inc., the Fund's
investment adviser and administrator, and State
Street Bank & Trust Co., the Fund’s sub-
administrator, custodian and accounting agent.

(c)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Directors. Security value is determined based on level 3 inputs.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	At June 30, 2026, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(f)
Pursuant to Rule 144A of the Securities Act of 1933,
as amended, these securities may be resold in
transactions exempt from registration, normally to
qualified institutional buyers. At June 30, 2026, these
securities amounted to $4,418,966 or 0.41% of the
net assets of the State Street Total Return V.I.S.
Fund.

(g)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(h)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2026.
**	Amount is less than $0.50.

Abbreviations:
ADR - American Depositary Receipt
AG - Assured Guaranty, Inc
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$475,432,767	$2,076	$18	$475,434,861
Foreign Equity	221,312,926	107,329	0(a )	221,420,255
Exchange Traded & Mutual Funds	375,535,346	—	—	375,535,346
Short-Term Investment	11,275,788	—	—	11,275,788
Total Investments in Securities	$1,083,556,827	$109,405	$18	$1,083,666,250
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$44,602	$—	$—	$44,602
Total Other Financial Instruments	$44,602	$—	$—	$44,602

(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2026.
The Fund was invested in the following countries/territories at June 30, 2026 (Unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	79.57%
Taiwan	2.66%
Republic of Korea	2.33%
Japan	2.27%
China	1.86%
Canada	1.41%
United Kingdom	1.10%
Country/Territory	Percentage (based on Fair Value)
India	1.08%
Germany	0.84%
France	0.79%
Australia	0.76%
Switzerland	0.63%
Netherlands	0.59%
Brazil	0.43%
See Notes to Schedule of Investments and Notes to Financial Statements.

108	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
Country/Territory	Percentage (based on Fair Value)
Spain	0.37%
Italy	0.32%
Sweden	0.29%
South Africa	0.27%
Saudi Arabia	0.23%
Singapore	0.20%
Mexico	0.19%
Hong Kong	0.17%
Denmark	0.16%
Finland	0.12%
Israel	0.12%
Thailand	0.11%
Poland	0.10%
Belgium	0.09%
United Arab Emirates	0.09%
Malaysia	0.09%
Norway	0.07%
Chile	0.06%
Kuwait	0.05%
Ireland	0.05%
Qatar	0.05%
Greece	0.05%
Indonesia	0.04%
Austria	0.04%
Turkey	0.03%
Hungary	0.03%
Puerto Rico	0.03%
Philippines	0.03%
Peru	0.03%
New Zealand	0.02%
UAE	0.02%
Luxembourg	0.02%
Country/Territory	Percentage (based on Fair Value)
Bermuda	0.02%
Portugal	0.02%
Colombia	0.01%
Cameroon	0.01%
Monaco	0.01%
Czech Republic	0.01%
Cayman Islands	0.01%
Zambia	0.01%
Guatemala	0.01%
Bahamas	0.01%
Egypt	0.01%
South Korea	0.01%
Costa Rica	0.00%***
Guernsey	0.00%***
Macau	0.00%***
Ivory Coast	0.00%***
Panama	0.00%***
Romania	0.00%***
Ghana	0.00%***
Uruguay	0.00%***
Congo	0.00%***
Nigeria	0.00%***
Kazakhstan	0.00%***
Czech	0.00%***
Isle Of Man	0.00%***
Gibraltar	0.00%***
Russian Federation	0.00%***
100.00%

***	Less than 0.005%.
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2026 (Unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	34.66%	0.00%	34.66%
Semiconductors	5.70%	2.80%	8.50%
Diversified Banks	1.06%	3.20%	4.26%
Technology Hardware, Storage & Peripherals	2.66%	1.09%	3.75%
Interactive Media & Services	2.67%	0.34%	3.01%
Pharmaceuticals	1.71%	0.51%	2.22%
Systems Software	2.06%	0.03%	2.09%
Semiconductor Materials & Equipment	1.00%	0.66%	1.66%
Broadline Retail	1.25%	0.39%	1.64%
Biotechnology	1.47%	0.15%	1.62%
Aerospace & Defense	1.04%	0.39%	1.43%
Application Software	1.01%	0.16%	1.17%
Automobile Manufacturers	0.72%	0.33%	1.05%
Regional Banks	0.92%	0.06%	0.98%
Integrated Oil & Gas	0.62%	0.30%	0.92%
Electric Utilities	0.54%	0.30%	0.84%
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	109

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
Industry	Domestic	Foreign	Total
Electronic Components	0.32%	0.51%	0.83%
Electrical Components & Equipment	0.49%	0.26%	0.75%
Industrial Machinery & Supplies & Components	0.47%	0.24%	0.71%
Transaction & Payment Processing Services	0.67%	0.04%	0.71%
Healthcare Equipment	0.59%	0.06%	0.65%
Communications Equipment	0.55%	0.10%	0.65%
Property & Casualty Insurance	0.43%	0.18%	0.61%
Investment Banking & Brokerage	0.53%	0.08%	0.61%
Construction Machinery & Heavy Transportation Equipment	0.45%	0.15%	0.60%
Consumer Staples Merchandise Retail	0.55%	0.03%	0.58%
Multi-Sector Holdings	0.49%	0.07%	0.56%
Life & Health Insurance	0.15%	0.39%	0.54%
Asset Management & Custody Banks	0.38%	0.11%	0.49%
Construction & Engineering	0.34%	0.14%	0.48%
Movies & Entertainment	0.45%	0.02%	0.47%
Trading Companies & Distributors	0.28%	0.18%	0.46%
Restaurants	0.34%	0.11%	0.45%
Integrated Telecommunication Services	0.22%	0.22%	0.44%
Industrial Conglomerates	0.08%	0.36%	0.44%
Oil & Gas Exploration & Production	0.32%	0.11%	0.43%
Life Sciences Tools & Services	0.35%	0.07%	0.42%
Packaged Foods & Meats	0.15%	0.26%	0.41%
Heavy Electrical Equipment	0.23%	0.18%	0.41%
Soft Drinks & Non-Alcoholic Beverages	0.34%	0.06%	0.40%
Financial Exchanges & Data	0.27%	0.12%	0.39%
Building Products	0.30%	0.08%	0.38%
Specialty Chemicals	0.25%	0.13%	0.38%
Diversified Metals & Mining	0.04%	0.34%	0.38%
Hotels, Resorts & Cruise Lines	0.33%	0.05%	0.38%
Gold	0.08%	0.29%	0.37%
Oil & Gas Storage & Transportation	0.21%	0.14%	0.35%
Multi-Utilities	0.23%	0.11%	0.34%
IT Consulting & Other Services	0.21%	0.13%	0.34%
Consumer Finance	0.29%	0.04%	0.33%
Managed Healthcare	0.33%	0.00%	0.33%
Household Products	0.28%	0.05%	0.33%
Tobacco	0.22%	0.10%	0.32%
Healthcare Services	0.28%	0.02%	0.30%
Wireless Telecommunication Services	0.05%	0.25%	0.30%
Oil & Gas Refining & Marketing	0.16%	0.13%	0.29%
Apparel Retail	0.20%	0.09%	0.29%
Apparel, Accessories & Luxury Goods	0.07%	0.22%	0.29%
Electronic Equipment & Instruments	0.17%	0.09%	0.26%
Internet Services & Infrastructure	0.19%	0.07%	0.26%
Rail Transportation	0.17%	0.09%	0.26%
Multi-Line Insurance	0.00%	0.25%	0.25%
Home Improvement Retail	0.25%	0.00%	0.25%
Retail REITs	0.20%	0.03%	0.23%
Oil & Gas Equipment & Services	0.21%	0.02%	0.23%
Steel	0.10%	0.12%	0.22%
Electronic Manufacturing Services	0.10%	0.12%	0.22%
Food Retail	0.06%	0.16%	0.22%
Industrial Gases	0.16%	0.06%	0.22%
Personal Care Products	0.05%	0.15%	0.20%
See Notes to Schedule of Investments and Notes to Financial Statements.

110	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
Industry	Domestic	Foreign	Total
Health Care REITs	0.19%	0.00%	0.19%
Research & Consulting Services	0.13%	0.05%	0.18%
Air Freight & Logistics	0.11%	0.07%	0.18%
Construction Materials	0.12%	0.06%	0.18%
Automotive Parts & Equipment	0.09%	0.09%	0.18%
Home Building	0.17%	0.01%	0.18%
Healthcare Supplies	0.11%	0.06%	0.17%
Passenger Airlines	0.11%	0.05%	0.16%
Gas Utilities	0.09%	0.07%	0.16%
Automotive Retail	0.14%	0.02%	0.16%
Human Resource & Employment Services	0.10%	0.05%	0.15%
Interactive Home Entertainment	0.07%	0.08%	0.15%
Industrial REITs	0.12%	0.03%	0.15%
Insurance Brokers	0.14%	0.01%	0.15%
Diversified Financial Services	0.06%	0.09%	0.15%
Environmental & Facilities Services	0.13%	0.01%	0.14%
Healthcare Facilities	0.10%	0.04%	0.14%
Diversified Capital Markets	0.00%	0.14%	0.14%
Consumer Electronics	0.03%	0.10%	0.13%
Healthcare Distributors	0.11%	0.01%	0.12%
Cargo Ground Transportation	0.11%	0.01%	0.12%
Agricultural & Farm Machinery	0.10%	0.01%	0.11%
Independent Power Producers & Energy Traders	0.04%	0.07%	0.11%
Copper	0.05%	0.06%	0.11%
Commodity Chemicals	0.04%	0.07%	0.11%
Real Estate Services	0.09%	0.01%	0.10%
Diversified Support Services	0.07%	0.03%	0.10%
Casinos & Gaming	0.07%	0.03%	0.10%
Other Specialty Retail	0.08%	0.02%	0.10%
Coal & Consumable Fuels	0.05%	0.05%	0.10%
Passenger Ground Transportation	0.08%	0.01%	0.09%
Brewers	0.01%	0.08%	0.09%
Data Center REITs	0.09%	0.00%	0.09%
Reinsurance	0.04%	0.05%	0.09%
Alternative Carriers	0.09%	0.00%	0.09%
Mortgage REITs	0.08%	0.00%	0.08%
Fertilizers & Agricultural Chemicals	0.05%	0.03%	0.08%
Education Services	0.07%	0.01%	0.08%
Telecom Tower REITs	0.07%	0.00%	0.07%
Multi-Family Residential REITs	0.07%	0.00%	0.07%
Aluminum	0.03%	0.04%	0.07%
Hotel & Resort REITs	0.07%	0.00%	0.07%
Other Specialized REITs	0.07%	0.00%	0.07%
Commercial & Residential Mortgage Finance	0.07%	0.00%	0.07%
Diversified Real Estate Activities	0.01%	0.06%	0.07%
Food Distributors	0.06%	0.01%	0.07%
Water Utilities	0.04%	0.02%	0.06%
Paper & Plastic Packaging Products & Materials	0.06%	0.00%	0.06%
Office REITs	0.06%	0.00%	0.06%
Distillers & Vintners	0.01%	0.05%	0.06%
Self Storage REITs	0.06%	0.00%	0.06%
Marine Transportation	0.02%	0.04%	0.06%
Diversified REITs	0.04%	0.02%	0.06%
Oil & Gas Drilling	0.05%	0.01%	0.06%
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	111

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
Industry	Domestic	Foreign	Total
Leisure Products	0.05%	0.01%	0.06%
Footwear	0.05%	0.01%	0.06%
Advertising	0.04%	0.02%	0.06%
Real Estate Development	0.00%	0.06%	0.06%
Agricultural Products & Services	0.04%	0.01%	0.05%
Technology Distributors	0.05%	0.00%	0.05%
Renewable Electricity	0.02%	0.03%	0.05%
Diversified Chemicals	0.01%	0.04%	0.05%
Real Estate Operating Companies	0.00%	0.05%	0.05%
Metal, Glass & Plastic Containers	0.04%	0.00%	0.04%
Healthcare Technology	0.04%	0.00%	0.04%
Specialized Consumer Services	0.03%	0.01%	0.04%
Data Processing & Outsourced Services	0.03%	0.01%	0.04%
Leisure Facilities	0.03%	0.01%	0.04%
Motorcycle Manufacturers	0.01%	0.03%	0.04%
Airport Services	0.00%	0.04%	0.04%
Precious Metals & Minerals	0.00%	0.04%	0.04%
Single-Family Residential REITs	0.03%	0.00%	0.03%
Specialized Finance	0.01%	0.02%	0.03%
Security & Alarm Services	0.02%	0.01%	0.03%
Tires & Rubber	0.00%	0.03%	0.03%
Home Furnishing Retail	0.03%	0.00%	0.03%
Office Services & Supplies	0.02%	0.00%	0.02%
Cable & Satellite	0.02%	0.00%	0.02%
Broadcasting	0.02%	0.00%	0.02%
Home Furnishings	0.02%	0.00%	0.02%
Distributors	0.02%	0.00%	0.02%
Publishing	0.02%	0.00%	0.02%
Household Appliances	0.01%	0.01%	0.02%
Highways & Railtracks	0.00%	0.02%	0.02%
Marine Ports & Services	0.00%	0.02%	0.02%
Timber REITs	0.01%	0.00%	0.01%
Paper Products	0.00%	0.01%	0.01%
Commercial Printing	0.00%	0.01%	0.01%
Computer & Electronics Retail	0.01%	0.00%	0.01%
Housewares & Specialties	0.01%	0.00%	0.01%
Drug Retail	0.00%	0.01%	0.01%
Silver	0.00%	0.00%	0.00% ***
Forest Products	0.00%	0.00%	0.00% ***
			98.96%

Short-Term Investment	Percentage (based on Fair Value)
Short-Term Investment	1.04%
100.00%

***	Less than 0.005%.

See Notes to Schedule of Investments and Notes to Financial Statements.

112	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
Affiliate Table

	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Corp.	1,761	$227,187	$—	$24,300	$7,432	$54,427	1,561	$264,746	$2,790
State Street Institutional U.S. Government Money Market Fund - Class G Shares	45,449,205	45,449,205	107,450,572	141,623,989	—	—	11,275,788	11,275,788	472,071
State Street SPDR Bloomberg High Yield Bond ETF	446,458	43,400,182	57,354,294	1,001,566	10,144	(370,216)	1,031,367	99,392,838	1,648,622
State Street SPDR Bloomberg International Treasury Bond ETF	—	—	32,358,598	31,633,247	(725,351)	—	—	—	107,639
State Street SPDR Portfolio Aggregate Bond ETF	5,031,542	129,562,206	60,986,178	78,762,205	1,276,862	(2,510,401)	4,332,000	110,552,640	2,319,094
State Street SPDR Portfolio Long Term Corporate Bond ETF	472,234	10,663,044	23,533,702	694,347	(12,456)	(284,161)	1,482,401	33,205,782	721,737
State Street SPDR Portfolio Long Term Treasury ETF	1,807,448	47,843,149	54,261,150	63,465,599	(978,409)	1,324,256	1,486,258	38,984,547	451,342
State Street SPDR Portfolio TIPS ETF	2,071,006	53,742,606	2,999,771	1,300,980	(6,548)	(560,079)	2,136,868	54,874,770	1,210,294
TOTAL		$330,887,579	$338,944,265	$318,506,233	$(428,326)	$(2,346,174)		$348,551,111	$6,933,589
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	113

State Street U.S. Equity V.I.S. Fund
Schedule of Investments — June 30, 2026 (Unaudited)

	Number of Shares	Fair Value
Common Stock - 98.4% †
Aerospace & Defense - 0.8%
RTX Corp. (a)	823	$156,148
Application Software - 1.5%
Palantir Technologies, Inc., Class A (b)	508	59,268
Salesforce, Inc.	390	61,098
Synopsys, Inc. (b)	388	173,075
		293,441
Automobile Manufacturers - 1.1%
General Motors Co.	1,349	103,981
Tesla, Inc. (b)	257	108,094
		212,075
Automotive Retail - 0.5%
O'Reilly Automotive, Inc. (b)	960	88,406
Biotechnology - 0.3%
Vertex Pharmaceuticals, Inc. (b)	119	59,111
Broadline Retail - 4.7%
Amazon.com, Inc. (b)	3,808	907,599
Construction & Engineering - 0.4%
API Group Corp. (b)	795	33,668
MasTec, Inc. (b)	103	42,854
		76,522
Construction Machinery & Heavy Transportation Equipment - 1.6%
Cummins, Inc.	118	84,159
Westinghouse Air Brake Technologies Corp.	824	222,150
		306,309
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	227	130,911
Consumer Staples Merchandise Retail - 1.6%
BJ's Wholesale Club Holdings, Inc. (b)	1,174	102,396
Costco Wholesale Corp.	65	60,806
Walmart, Inc.	1,273	144,180
		307,382
Copper - 0.4%
Freeport-McMoRan, Inc.	1,192	74,965
Data Center REITs - 0.6%
Equinix, Inc.	121	126,129
	Number of Shares	Fair Value
Diversified Banks - 3.7%
Bank of America Corp.	5,208	$296,752
JPMorgan Chase & Co.	1,278	418,328
		715,080
Electric Utilities - 0.5%
NextEra Energy, Inc.	1,119	98,215
Electrical Components & Equipment - 1.9%
Eaton Corp. PLC	328	139,767
Emerson Electric Co.	1,566	224,173
		363,940
Electronic Components - 1.5%
Amphenol Corp., Class A	1,648	290,575
Environmental & Facilities Services - 1.1%
Tetra Tech, Inc.	1,620	46,802
Waste Management, Inc.	780	173,846
		220,648
Financial Exchanges & Data - 2.1%
Intercontinental Exchange, Inc.	1,138	140,099
S&P Global, Inc.	647	263,497
		403,596
Healthcare Equipment - 2.1%
Abbott Laboratories	1,052	95,459
Boston Scientific Corp. (b)	3,997	170,592
Dexcom, Inc. (b)	458	30,846
IDEXX Laboratories, Inc. (b)	89	46,853
Intuitive Surgical, Inc. (b)	169	67,208
		410,958
Healthcare Supplies - 0.3%
Cooper Cos., Inc. (b)	765	54,858
Home Improvement Retail - 1.5%
Home Depot, Inc.	784	276,501
Lowe's Cos., Inc.	77	16,978
		293,479
Household Products - 0.6%
Procter & Gamble Co.	730	107,047
Independent Power Producers & Energy Traders - 0.3%
Vistra Corp.	351	55,679
Industrial Gases - 1.1%
Linde PLC	412	213,803
See Notes to Schedule of Investments and Notes to Financial Statements.

114	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Industrial Machinery & Supplies & Components - 1.3%
Parker-Hannifin Corp.	259	$253,333
Insurance Brokers - 0.7%
Marsh & McLennan Cos., Inc.	845	140,836
Integrated Oil & Gas - 2.1%
Chevron Corp.	680	112,717
Exxon Mobil Corp.	2,084	284,924
		397,641
Interactive Media & Services - 9.6%
Alphabet, Inc., Class A	3,223	1,151,804
Alphabet, Inc., Class C	484	171,012
Meta Platforms, Inc., Class A	936	527,239
		1,850,055
Internet Services & Infrastructure - 0.4%
Cloudflare, Inc., Class A (b)	54	13,245
MongoDB, Inc. (b)	93	31,239
Snowflake, Inc. (b)	120	30,540
		75,024
Investment Banking & Brokerage - 0.8%
Robinhood Markets, Inc., Class A (b)	1,460	146,409
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	329	43,701
Danaher Corp.	953	181,528
Repligen Corp. (b)	180	24,559
Thermo Fisher Scientific, Inc.	167	83,727
		333,515
Movies & Entertainment - 1.3%
Netflix, Inc. (b)	2,657	189,710
Walt Disney Co.	669	64,391
		254,101
Multi-Sector Holdings - 1.1%
Berkshire Hathaway, Inc., Class B (b)	412	206,161
Multi-Utilities - 1.0%
CMS Energy Corp.	578	44,217
Sempra	1,685	156,216
		200,433
Oil & Gas Exploration & Production - 0.4%
EQT Corp.	1,317	70,025
	Number of Shares	Fair Value
Packaged Foods & Meats - 0.2%
Mondelez International, Inc., Class A	753	$43,554
Passenger Ground Transportation - 1.1%
Uber Technologies, Inc. (b)	2,929	211,357
Pharmaceuticals - 4.1%
AstraZeneca PLC	425	80,588
Eli Lilly & Co.	332	398,211
Johnson & Johnson	771	195,811
Merck & Co., Inc.	904	116,164
		790,774
Property & Casualty Insurance - 0.8%
American International Group, Inc.	390	29,067
Chubb Ltd.	221	75,303
Progressive Corp.	240	52,428
		156,798
Real Estate Services - 0.7%
CBRE Group, Inc., Class A (b)	961	129,437
Regional Banks - 0.5%
Regions Financial Corp.	3,365	101,623
Restaurants - 0.4%
McDonald's Corp.	289	78,120
Semiconductor Materials & Equipment - 3.4%
Applied Materials, Inc.	685	495,255
Lam Research Corp.	372	161,199
		656,454
Semiconductors - 18.3%
Advanced Micro Devices, Inc. (b)	1,015	589,624
Broadcom, Inc.	1,810	683,728
Micron Technology, Inc.	321	370,527
NVIDIA Corp.	8,861	1,772,997
Texas Instruments, Inc.	418	124,593
		3,541,469
Soft Drinks & Non-Alcoholic Beverages - 0.7%
Monster Beverage Corp. (b)	898	86,316
PepsiCo, Inc.	413	55,920
		142,236
Specialty Chemicals - 0.3%
Ecolab, Inc.	122	33,990
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street U.S. Equity V.I.S. Fund	115

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
International Flavors & Fragrances, Inc.	230	$18,221
		52,211
Systems Software - 5.8%
Crowdstrike Holdings, Inc., Class A (b)	37	28,236
Microsoft Corp.	2,663	993,352
Oracle Corp.	548	80,310
ServiceNow, Inc. (b)	119	11,814
		1,113,712
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	3,514	1,016,811
Seagate Technology Holdings PLC	121	116,765
		1,133,576
Telecom Tower REITs - 0.2%
American Tower Corp.	260	42,528
Tobacco - 0.5%
Philip Morris International, Inc.	582	105,290
Trading Companies & Distributors - 1.5%
United Rentals, Inc.	187	211,851
	Number of Shares	Fair Value
WW Grainger, Inc.	53	$72,101
		283,952
Transaction & Payment Processing Services - 2.5%
Mastercard, Inc., Class A	325	166,920
Visa, Inc., Class A	948	325,249
		492,169
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	181	30,359
Total Common Stock (Cost $9,928,929)		19,000,028
Short-Term Investment - 1.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.62% (c)(d) (Cost $333,900)	333,900	333,900
Total Investments (Cost $10,262,829)		19,333,928
Liabilities in Excess of Other Assets, net - (0.1)%		(24,208)
NET ASSETS - 100.0%		$19,309,720

Other Information:
The Fund had the following long futures contracts open at June 30, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro E-mini S&P 500 Futures	September 2026	4	$150,004	$150,965	$961
During the period ended June 30, 2026, the average notional value related to long futures contracts was $256,117.
See Notes to Schedule of Investments and Notes to Financial Statements.

116	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2026 (Unaudited)
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2026, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(b)	Non-income producing security.
(c)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2026.

Abbreviations:
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$19,000,028	$—	$—	$19,000,028
Short-Term Investment	333,900	—	—	333,900
Total Investments in Securities	$19,333,928	$—	$—	$19,333,928
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$961	$—	$—	$961
Total Other Financial Instruments	$961	$—	$—	$961

Affiliate Table

	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	256,361	$256,361	$2,010,254	$1,932,715	$—	$—	333,900	$333,900	$6,882
See Notes to Schedule of Investments and Notes to Financial Statements.

State Street U.S. Equity V.I.S. Fund	117

State Street Income V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated

	6/30/26(a)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date						1/3/95
Net asset value, beginning of period	$9.76	$9.57	$9.98	$9.73	$11.86	$12.48
Income/(loss) from investment operations:
Net investment income(b)	0.12	0.26	0.30	0.26	0.17	0.12
Net realized and unrealized gains/(losses) on investments	(0.16)	0.31	(0.38)	0.20	(1.87)	(0.35)
Total income/(loss) from investment operations	(0.04)	0.57	(0.08)	0.46	(1.70)	(0.23)
Less distributions from:
Net investment income	—	(0.38)	(0.33)	(0.21)	(0.29)	(0.28)
Net realized gains	—	—	—	—	(0.14)	(0.11)
Total distributions	—	(0.38)	(0.33)	(0.21)	(0.43)	(0.39)
Net asset value, end of period	$9.72	$9.76	$9.57	$9.98	$9.73	$11.86
Total Return(c)	(0.41)%	5.91%	(0.82)%	4.68%	(14.38)%	(1.81)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$7,798	$8,108	$8,916	$10,157	$10,616	$14,766
Ratios to average net assets:
Net expenses	1.64%(d)	1.60%	1.37%	1.36%	1.24%	1.06%
Gross expenses	1.64%(d)	1.61%	1.37%	1.38%	1.24%	1.06%
Net investment income	2.58%(d)	2.63%	2.98%	2.69%	1.62%	1.01%
Portfolio turnover rate	25%(e)	47%(e)	52%(e)	59%(e)	51%(e)	81%(e)

Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)
Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.

(d)	Annualized for periods less than one year.
(e)
The portfolio turnover calculated for the period ended 6/30/2026 and fiscal years ended 12/31/25, 12/31/24, 12/31/23, 12/31/22 and 12/31/21 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 102%, 244%, 219%, 263%, 178% and
183%, respectively.

The accompanying Notes are an integral part of these financial statements.

118	Financial Highlights

State Street Premier Growth Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated

	6/30/26(a)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date						12/12/97
Net asset value, beginning of period	$114.90	$116.14	$110.25	$77.05	$126.76	$122.96
Income/(loss) from investment operations:
Net investment loss(b)	(0.17)	(0.30)	(0.21)	(0.09)	(0.32)	(0.44)
Net realized and unrealized gains/(losses) on investments	7.14	23.73	35.00	35.75	(38.35)	31.51
Total income/(loss) from investment operations	6.97	23.43	34.79	35.66	(38.67)	31.07
Less distributions from:
Net realized gains	—	(24.67)	(28.90)	(2.46)	(11.04)	(27.27)
Net asset value, end of period	$121.87	$114.90	$116.14	$110.25	$77.05	$126.76
Total Return(c)	6.07%	20.00%	31.06%	46.28%	(30.43)%	24.97%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$33,548	$34,649	$34,525	$32,045	$25,498	$41,961
Ratios to average net assets:
Gross expenses	0.90%(d)	0.89%	0.86%	0.91%	0.93%	0.88%
Net investment loss	(0.30)%(d)	(0.25)%	(0.16)%	(0.09)%	(0.31)%	(0.32)%
Portfolio turnover rate	15%	35%	28%	24%	23%	30%

Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)
Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.

(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.

Financial Highlights	119

State Street Real Estate Securities V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated

	6/30/26(a)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date						5/1/95
Net asset value, beginning of period	$10.52	$10.57	$9.74	$8.77	$13.89	$12.02
Income/(loss) from investment operations:
Net investment income(b)	0.15	0.14	0.24	0.25	0.20	0.13
Net realized and unrealized gains/(losses) on investments	1.81	0.07	0.77	0.93	(3.66)	4.85
Total income/(loss) from investment operations	1.96	0.21	1.01	1.18	(3.46)	4.98
Less distributions from:
Net investment income	—	(0.12)	(0.18)	(0.21)	(0.17)	(0.34)
Net realized gains	—	(0.14)	—	—	(1.49)	(2.77)
Total distributions	—	(0.26)	(0.18)	(0.21)	(1.66)	(3.11)
Net asset value, end of period	$12.48	$10.52	$10.57	$9.74	$8.77	$13.89
Total Return(c)	18.63%	1.96%	10.46%	13.50%	(24.93)%	41.80%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$20,678	$18,895	$21,619	$65,246	$40,669	$45,748
Ratios to average net assets:
Gross expenses	1.24%(d)	1.26%	1.01%	1.00%	1.05%	1.04%
Net investment income	2.56%(d)	1.34%	2.44%	2.75%	1.72%	0.93%
Portfolio turnover rate	22%	30%	38%	54%	86%	85%

Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)
Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.

(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.

120	Financial Highlights

State Street Small-Cap Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated

	6/30/26(a)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date						4/28/00
Net asset value, beginning of period	$11.09	$12.55	$12.37	$11.90	$14.93	$14.66
Income/(loss) from investment operations:
Net investment income (loss)(b)	(0.01)	(0.02)	(0.02)	0.02	(0.03)	(0.04)
Net realized and unrealized gains/(losses) on investments	1.72	0.01	1.30	1.61	(2.27)	3.06
Total income/(loss) from investment operations	1.71	(0.01)	1.28	1.63	(2.30)	3.02
Less distributions from:
Net investment income	—	—	(0.01)	—	—	—
Net realized gains	—	(1.45)	(1.09)	(1.16)	(0.73)	(2.75)
Total distributions	—	(1.45)	(1.10)	(1.16)	(0.73)	(2.75)
Net asset value, end of period	$12.80	$11.09	$12.55	$12.37	$11.90	$14.93
Total Return(c)	15.42%	(0.25)%	10.32%	13.55%	(15.40)%	20.53%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$23,742	$22,060	$25,278	$25,910	$26,066	$36,890
Ratios to average net assets:
Gross expenses	1.37%(d)	1.42%	1.44%	1.28%	1.31%	1.21%
Net investment income (loss)	(0.12)%(d)	(0.19)%	(0.17)%	0.13%	(0.21)%	(0.22)%
Portfolio turnover rate	24%	40%	42%	30%	29%	39%

Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)
Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.

(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.

Financial Highlights	121

State Street S&P 500 Index V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated

	6/30/26(a)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date						4/15/85
Net asset value, beginning of period	$59.24	$54.59	$48.26	$40.12	$57.58	$49.96
Income/(loss) from investment operations:
Net investment income(b)	0.28	0.55	0.62	0.64	0.65	0.60
Net realized and unrealized gains/(losses) on investments	5.65	9.06	11.35	9.78	(11.22)	13.56
Total income/(loss) from investment operations	5.93	9.61	11.97	10.42	(10.57)	14.16
Less distributions from:
Net investment income	—	(0.59)	(0.65)	(0.63)	(0.68)	(0.66)
Net realized gains	—	(4.37)	(4.99)	(1.65)	(6.21)	(5.88)
Total distributions	—	(4.96)	(5.64)	(2.28)	(6.89)	(6.54)
Net asset value, end of period	$65.17	$59.24	$54.59	$48.26	$40.12	$57.58
Total Return(c)	10.01%	17.52%	24.63%	25.96%	(18.31)%	28.27%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$211,517	$202,471	$200,149	$182,157	$146,235	$208,535
Ratios to average net assets:
Gross expenses	0.31%(d)	0.31%	0.30%	0.31%	0.32%	0.31%
Net investment income	0.92%(d)	0.96%	1.12%	1.42%	1.29%	1.06%
Portfolio turnover rate	1%	2%	2%	6%	5%	2%

Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)
Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.

(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.

122	Financial Highlights

State Street Total Return V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated

	Class 1
	6/30/26(a)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date						7/1/85
Net asset value, beginning of period	$16.96	$15.67	$14.76	$13.06	$16.06	$16.63
Income/(loss) from investment operations:
Net investment income(b)	0.16	0.38	0.35	0.30	0.29	0.40
Net realized and unrealized gains/(losses) on investments	1.32	2.10	1.32	1.73	(2.94)	1.84
Total income/(loss) from investment operations	1.48	2.48	1.67	2.03	(2.65)	2.24
Contribution from advisor	—	—	—	—	—	0.00 (c)
Contribution from affiliate	—	—	—	—	—	0.00 (c)
Less distributions from:
Net investment income	—	(0.43)	(0.76)	(0.33)	(0.13)	(0.39)
Net realized gains	—	(0.76)	(0.00)(c)	—	(0.22)	(2.42)
Total distributions	—	(1.19)	(0.76)	(0.33)	(0.35)	(2.81)
Net asset value, end of period	$18.44	$16.96	$15.67	$14.76	$13.06	$16.06
Total Return(d)	8.73%	15.86%	11.31%	15.48%	(16.51)%	13.45%(e)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$658,585	$639,649	$618,289	$614,415	$588,132	$768,504
Ratios to average net assets:
Gross expenses	0.61%(f)	0.60%	0.60%	0.59%	0.64%	0.62%
Net investment income	1.82%(f)	2.26%	2.21%	2.12%	2.02%	2.22%
Portfolio turnover rate	32%	95%	77%(g)	72%(g)	109%(g)	118%(g)

Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Rounds to less than $0.005.
(d)
Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.

(e)	The contribution from an Affiliate and the Adviser had no impact on total return.
(f)	Annualized for periods less than one year.
(g)
The portfolio turnover calculated for the fiscal years ended 12/31/24, 12/31/23, 12/31/22 and 12/31/21 did not include To-Be-
Announced transactions and, if it had, the portfolio turnover would have been 79%, 76%, 127% and 144%, respectively.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	123

State Street Total Return V.I.S. Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the periods indicated

	Class 3
	6/30/26(a)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date						5/1/06
Net asset value, beginning of period	$16.96	$15.67	$14.75	$13.05	$16.00	$16.57
Income/(loss) from investment operations:
Net investment income(b)	0.14	0.34	0.30	0.26	0.25	0.35
Net realized and unrealized gains/(losses) on investments	1.32	2.10	1.32	1.73	(2.92)	1.84
Total income/(loss) from investment operations	1.46	2.44	1.62	1.99	(2.67)	2.19
Contribution from advisor	—	—	—	—	—	0.00 (c)
Contribution from affiliate	—	—	—	—	—	0.00 (c)
Less distributions from:
Net investment income	—	(0.39)	(0.70)	(0.29)	(0.06)	(0.34)
Net realized gains	—	(0.76)	(0.00)(c)	—	(0.22)	(2.42)
Total distributions	—	(1.15)	(0.70)	(0.29)	(0.28)	(2.76)
Net asset value, end of period	$18.42	$16.96	$15.67	$14.75	$13.05	$16.00
Total Return(d)	8.61%	15.48%	11.06%	15.21%	(16.72)%	13.20%(e)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$425,991	$429,112	$439,914	$750,510	$748,657	$1,035,137
Ratios to average net assets:
Gross expenses	0.86%(f)	0.85%	0.85%	0.84%	0.89%	0.87%
Net investment income	1.56%(f)	2.01%	1.92%	1.87%	1.77%	1.95%
Portfolio turnover rate	32%	95%	77%(g)	72%(g)	109%(g)	118%(g)

Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Rounds to less than $0.005.
(d)
Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.

(e)	The contribution from an Affiliate and the Adviser had no impact on total return.
(f)	Annualized for periods less than one year.
(g)
The portfolio turnover calculated for the fiscal years ended 12/31/24, 12/31/23, 12/31/22 and 12/31/21 did not include To-Be-
Announced transactions and, if it had, the portfolio turnover would have been 79%, 76%, 127% and 144%, respectively.

The accompanying Notes are an integral part of these financial statements.

124	Financial Highlights

State Street U.S. Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated

	6/30/26(a)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Inception date						1/3/95
Net asset value, beginning of period	$46.51	$48.37	$48.41	$40.76	$56.55	$53.28
Income/(loss) from investment operations:
Net investment income(b)	0.01	0.09	0.20	0.22	0.22	0.18
Net realized and unrealized gains/(losses) on investments	2.88	7.95	11.86	11.15	(10.93)	13.47
Total income/(loss) from investment operations	2.89	8.04	12.06	11.37	(10.71)	13.65
Less distributions from:
Net investment income	—	(0.11)	(0.24)	(0.23)	(0.24)	(0.22)
Net realized gains	—	(9.79)	(11.86)	(3.49)	(4.84)	(10.16)
Total distributions	—	(9.90)	(12.10)	(3.72)	(5.08)	(10.38)
Net asset value, end of period	$49.40	$46.51	$48.37	$48.41	$40.76	$56.55
Total Return(c)	6.21%	16.46%	24.55%	27.91%	(18.91)%	25.49%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$19,310	$19,629	$21,081	$21,170	$20,449	$29,595
Ratios to average net assets:
Gross expenses	0.96%(d)	0.94%	0.85%	0.91%	0.88%	0.82%
Net investment income	0.05%(d)	0.18%	0.36%	0.48%	0.46%	0.30%
Portfolio turnover rate	19%	39%	45%	42%	33%	32%

Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)
Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.

(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.

Financial Highlights	125

State Street Variable Insurance Series Funds, Inc.
Statements of Assets and Liabilities — June 30, 2026 (Unaudited)

	State Street Income V.I.S. Fund	State Street Premier Growth Equity V.I.S. Fund	State Street Real Estate Securities V.I.S. Fund
Assets
Investments in unaffiliated securities, at fair value (cost $7,655,814; $14,210,033; $14,712,938; $16,185,819; $37,747,788; $514,779,077 and $9,928,929, respectively)	$7,193,855	$30,661,801	$20,545,682
Investments in affiliated securities, at fair value (cost $1,494,339; $2,485,485; $145,779; $1,556,588; $1,281,549; $348,717,373 and $333,900, respectively)	1,494,339	2,782,945	145,779
Cash	—	—	—
Net cash collateral on deposit with broker for future contracts	—	128,068	—
Net cash collateral on deposit with broker for swap contracts and TBAs	13,397	—	—
Foreign currency (cost $0, $0, $0, $0, $0, $1,490,953 and $0, respectively)	—	—	—
Receivable for investments sold	22,349	—	85,703
Income receivables	54,243	1,634	81,092
Receivable for fund shares sold	—	33	720
Income receivable from affiliated investments	4,303	3,418	306
Receivable for accumulated variation margin on futures contracts	4,300	33,542	—
Total assets	8,786,786	33,611,441	20,859,282
Liabilities
Net cash collateral on futures contracts due to broker	5,310	—	—
Payable for investments purchased	914,975	—	122,872
Payable for fund shares redeemed	1,135	8,645	8,909
Payable for accumulated variation margin on swap contracts	13,322	—	—
Payable to the Adviser	3,318	17,984	14,349
Payable for custody, fund accounting and sub-administration fees	28,348	19,837	16,421
Distribution and service fees	—	—	—
Accrued other expenses	22,599	16,784	18,365
Accrued foreign capital gains tax	—	—	—
Total liabilities	989,007	63,250	180,916

Net Assets	$7,797,779	$33,548,191	$20,678,366
Net Assets Consist of:
Capital paid in	$9,494,516	$10,852,247	$13,974,545
Total distributable earnings (loss)	(1,696,737)	22,695,944	6,703,821
Net Assets	$7,797,779	$33,548,191	$20,678,366

Class 1:
Net Assets	$7,797,779	$33,548,191	$20,678,366
Shares outstanding ($0.01 par value; unlimited shares authorized)	802,431	275,287	1,657,209
Net asset value per share	$9.72	$121.87	$12.48

Class 3:
Net Assets	$—	$—	$—
Shares outstanding	—	—	—
	$—	$—	$—
The accompanying Notes are an integral part of these financial statements.

126	Statements of Assets and Liabilities

State Street Small-Cap Equity V.I.S. Fund	State Street S&P 500 Index V.I.S. Fund	State Street Total Return V.I.S. Fund	State Street U.S. Equity V.I.S. Fund

$22,149,984	$209,422,062	$735,115,139	$19,000,028
1,556,588	1,387,860	348,551,111	333,900
—	873	4,354	195
26,988	114,479	341,761	11,042
—	—	—	—
—	—	1,476,380	—
110,973	631,645	46,664	—
10,299	94,956	1,523,486	6,861
—	—	—	503
4,791	3,535	44,633	982
11,638	5,389	44,707	970
23,871,261	211,660,799	1,087,148,235	19,354,481

—	—	—	—
53,114	—	1,775	—
10,356	38,649	919,951	226
—	—	—	—
17,878	43,483	313,508	8,725
24,792	35,718	337,843	17,473
—	—	636,344	—
22,746	25,660	76,517	18,337
—	—	286,453	—
128,886	143,510	2,572,391	44,761

$23,742,375	$211,517,289	$1,084,575,844	$19,309,720

$16,631,418	$26,822,470	$837,831,624	$8,844,357
7,110,957	184,694,819	246,744,220	10,465,363
$23,742,375	$211,517,289	$1,084,575,844	$19,309,720

$23,742,375	$211,517,289	$658,585,174	$19,309,720
1,854,962	3,245,497	35,724,632	390,910
$12.80	$65.17	$18.44	$49.40

$—	$—	$425,990,670	$—
—	—	23,126,703	—
$—	$—	$18.42	$—
The accompanying Notes are an integral part of these financial statements.

Statements of Assets and Liabilities	127

State Street Variable Insurance Series Funds, Inc.
Statements of Operations — For the period ended June 30, 2026 (Unaudited)

	State Street Income V.I.S. Fund	State Street Premier Growth Equity V.I.S. Fund	State Street Real Estate Securities V.I.S. Fund
Investment Income
Income
Dividend	$—	$79,615	$374,653
Interest	143,991	787	—
Income from affiliated investments	21,758	17,322	1,717
Less: Foreign taxes withheld	—	—	—
Total income	165,749	97,724	376,370
Expenses
Advisory and administration fees	19,668	106,019	84,186
Distribution and service fees
Class 1	—	—	—
Class 3	—	—	—
Directors' fees	10,990	11,026	11,007
Custody, fund accounting and sub-administration fees	14,158	11,930	9,501
Professional fees	17,101	15,158	15,183
Printing and shareholder reports	447	1,080	1,317
Registration fees	136	—	—
Other expenses	2,190	2,152	1,139
Total expenses before waivers	64,690	147,365	122,333
Less: Fees waived by the adviser	(261)	—	—
Net expenses	64,429	147,365	122,333
Net investment income (loss)	$101,320	$(49,641)	$254,037
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$(22,007)	$4,623,111	$730,061
Affiliated investments	—	175,210	—
Futures	(31,281)	108,681	—
Swap contracts	(10,542)	—	—
Foreign currency transactions	—	—	—
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(85,202)	(3,083,569)	2,419,421
Affiliated investments	—	95,686	—
Futures	7,166	33,648	—
Swap contracts	6,338	—	—
Foreign currency translations	—	—	—
Net realized and unrealized gain (loss) on investments	(135,528)	1,952,767	3,149,482
Net Increase (Decrease) in Net Assets Resulting from Operations	$(34,208)	$1,903,126	$3,403,519
The accompanying Notes are an integral part of these financial statements.

128	Statements of Operations

State Street Small-Cap Equity V.I.S. Fund	State Street S&P 500 Index V.I.S. Fund	State Street Total Return V.I.S. Fund	State Street U.S. Equity V.I.S. Fund

$138,718	$1,207,840	$5,927,842	$87,397
666	1,818	450,906	350
1,280	31,778	6,933,589	6,882
(85)	(259)	(416,426)	—
140,579	1,241,177	12,895,911	94,629

106,308	252,332	1,863,535	51,935

—	—	642,692	—
—	—	949,915	—
11,010	11,263	12,479	11,007
14,589	20,523	211,896	10,201
17,211	13,682	32,980	15,075
3,311	5,751	30,546	738
—	—	205	—
1,284	8,248	24,021	1,266
153,713	311,799	3,768,269	90,222
—	—	—	—
153,713	311,799	3,768,269	90,222
$(13,134)	$929,378	$9,127,642	$4,407

$1,389,319	$8,514,883	$39,077,320	$1,207,749
—	15,499	(428,326)	—
87,693	59,834	538,219	1,614
—	—	—	—
—	—	(128,024)	—

1,775,436	9,957,226	43,411,806	(52,070)
—	18,517	(2,346,174)	—
25,852	15,566	21,219	915
—	—	—	—
—	—	(22,733)	—
3,278,300	18,581,525	80,123,307	1,158,208
$3,265,166	$19,510,903	$89,250,949	$1,162,615
The accompanying Notes are an integral part of these financial statements.

Statements of Operations	129

State Street Variable Insurance Series Funds, Inc.
Statements of Changes in Net Assets

	State Street Income V.I.S. Fund		State Street Premier Growth Equity V.I.S. Fund
	Six Months Ended June 30, 2026(a)	Year Ended December 31, 2025	Six Months Ended June 30, 2026(a)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$101,320	$228,100	$(49,641)	$(82,392)
Net realized gain (loss) on investments, futures and swap contracts	(63,830)	(56,422)	4,907,002	6,617,980
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	(71,698)	336,433	(2,954,235)	(471,055)
Net increase (decrease) from operations	(34,208)	508,111	1,903,126	6,064,533
Distributions to shareholders:
Total distributions
Class 1	—	(301,426)	—	(6,136,424)
Total distributions	—	(301,426)	—	(6,136,424)
Increase (decrease) in assets from operations and distributions	(34,208)	206,685	1,903,126	(71,891)
Share transactions:
Proceeds from sale of shares
Class 1	508,376	289,931	158,893	265,749
Value of distributions reinvested
Class 1	—	301,426	—	6,136,424
Cost of shares redeemed
Class 1	(784,267)	(1,606,544)	(3,162,631)	(6,206,595)
Net increase (decrease) from share transactions	(275,891)	(1,015,187)	(3,003,738)	195,578
Total increase (decrease) in net assets	(310,099)	(808,502)	(1,100,612)	123,687
Net Assets
Beginning of period	8,107,878	8,916,380	34,648,803	34,525,116
End of period	$7,797,779	$8,107,878	$33,548,191	$34,648,803
Changes in Fund Shares
Shares sold	52,357	29,706	1,454	2,196
Issued for distributions reinvested	—	30,789	—	52,964
Shares redeemed	(80,347)	(161,871)	(27,721)	(50,869)
Net increase (decrease) in fund shares	(27,990)	(101,376)	(26,267)	4,291

(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.

130	Statements of Changes in Net Assets

State Street Real Estate Securities V.I.S. Fund		State Street Small-Cap Equity V.I.S. Fund		State Street S&P 500 Index V.I.S. Fund
Six Months Ended June 30, 2026(a)	Year Ended December 31, 2025	Six Months Ended June 30, 2026(a)	Year Ended December 31, 2025	Six Months Ended June 30, 2026(a)	Year Ended December 31, 2025

$254,037	$269,544	$(13,134)	$(44,221)	$929,378	$1,887,971
730,061	666,818	1,477,012	2,024,268	8,590,216	18,858,279
2,419,421	(543,878)	1,801,288	(2,098,437)	9,991,309	11,233,787
3,403,519	392,484	3,265,166	(118,390)	19,510,903	31,980,037

—	(457,030)	—	(2,564,250)	—	(15,673,810)
—	(457,030)	—	(2,564,250)	—	(15,673,810)
3,403,519	(64,546)	3,265,166	(2,682,640)	19,510,903	16,306,227

137,948	240,218	184,937	290,331	3,709,996	1,824,106

—	457,030	—	2,564,250	—	15,673,809

(1,757,979)	(3,356,830)	(1,767,838)	(3,389,407)	(14,174,316)	(31,482,559)
(1,620,031)	(2,659,582)	(1,582,901)	(534,826)	(10,464,320)	(13,984,644)
1,783,488	(2,724,128)	1,682,265	(3,217,466)	9,046,583	2,321,583

18,894,878	21,619,006	22,060,110	25,277,576	202,470,706	200,149,123
$20,678,366	$18,894,878	$23,742,375	$22,060,110	$211,517,289	$202,470,706

12,070	22,657	16,387	24,327	61,645	31,843
—	43,157	—	227,126	—	262,279
(151,145)	(315,678)	(150,227)	(276,823)	(233,667)	(543,125)
(139,075)	(249,864)	(133,840)	(25,370)	(172,022)	(249,003)
The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	131

State Street Variable Insurance Series Funds, Inc.
Statements of Changes in Net Assets

	State Street Total Return V.I.S. Fund		State Street U.S. Equity V.I.S. Fund
	Six Months Ended June 30, 2026(a)	Year Ended December 31, 2025	Six Months Ended June 30, 2026(a)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$9,127,642	$22,812,492	$4,407	$36,529
Net realized gain (loss) on investments, futures and foreign currency transactions	39,059,189	50,167,235	1,209,363	2,561,535
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and foreign currency translations	41,064,118	80,784,660	(51,155)	334,557
Net increase (decrease) from operations	89,250,949	153,764,387	1,162,615	2,932,621
Distributions to shareholders:
Total distributions
Class 1	—	(42,047,296)	—	(3,452,757)
Class 3	—	(27,125,382)	—	—
Total distributions	—	(69,172,678)	—	(3,452,757)
Increase (decrease) in assets from operations and distributions	89,250,949	84,591,709	1,162,615	(520,136)
Share transactions:
Proceeds from sale of shares
Class 1	17,585	2,723,581	273,992	238,859
Class 3	5,934,393	6,518,384	—	—
Value of distributions reinvested
Class 1	—	42,047,296	—	3,452,757
Class 3	—	27,125,382	—	—
Cost of shares redeemed
Class 1	(35,251,319)	(72,984,732)	(1,756,058)	(4,622,974)
Class 3	(44,137,032)	(79,463,583)	—	—
Net increase (decrease) from share transactions	(73,436,373)	(74,033,672)	(1,482,066)	(931,358)
Total increase (decrease) in net assets	15,814,576	10,558,037	(319,451)	(1,451,494)
Net Assets
Beginning of period	1,068,761,268	1,058,203,231	19,629,171	21,080,665
End of period	$1,084,575,844	$1,068,761,268	$19,309,720	$19,629,171
Changes in Fund Shares
Class 1
Shares sold	1,006	161,437	5,994	4,678
Issued for distributions reinvested	—	2,466,117	—	73,635
Shares redeemed	(1,998,500)	(4,365,452)	(37,143)	(92,056)
Net increase (decrease) in fund shares	(1,997,494)	(1,737,898)	(31,149)	(13,743)
Class 3
Shares sold	329,430	394,023	—	—
Issued for distributions reinvested	—	1,589,999	—	—
Shares redeemed	(2,497,786)	(4,755,387)	—	—
Net increase (decrease) in fund shares	(2,168,356)	(2,771,365)	—	—

(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.

132	Statements of Changes in Net Assets

State Street Variable Insurance Series Funds, Inc.
Notes to Financial Statements — June 30, 2026 (Unaudited)
1.Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street Income V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Real Estate Securities V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund and State Street U.S. Equity V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers two share classes (Class 1 and Class 3) for the State Street Total Return V.I.S. Fund and one class of shares (Class 1) for each of the other Funds as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:

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•
Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•
Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•
Fixed income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for all other fixed income assets as provided by independent pricing services or brokers.
•
Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•
Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
•
Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•
Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•
Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

134	Notes to Financial Statements

State Street Variable Insurance Series Funds, Inc.
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The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2026 is disclosed in each Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. A Fund's policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions Each Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the period ended June 30, 2026, the State Street Income V.I.S. Fund and the State Street Total Return V.I.S. Fund (the "Funds") transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and

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paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds' Schedules of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Funds identify securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The State Street Income V.I.S. Fund and the State Street Total Return V.I.S. Fund (the "Funds") may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Funds may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Funds generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Funds may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Funds to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Funds will enter into TBA transactions only with established counterparties. The Funds' use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
5.Derivative Financial Instruments
Futures Contracts Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
During the period ended June 30, 2026, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
State Street Income V.I.S. Fund	Management of Interest Rate Risk
State Street Premier Growth Equity V.I.S. Fund	Equitization of Cash
State Street Small-Cap Equity V.I.S. Fund	Equitization of Cash
State Street S&P 500 Index V.I.S. Fund	Equitization of Cash
State Street Total Return V.I.S. Fund	Equitization of Cash
State Street U.S. Equity V.I.S. Fund	Equitization of Cash

136	Notes to Financial Statements

State Street Variable Insurance Series Funds, Inc.
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
Credit Default Swaps During the period ended June 30, 2026, the State Street Income V.I.S. Fund (the "Fund") engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
The following tables summarize the value of the Funds' derivative instruments as of June 30, 2026 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$4,300	$—	$—	$—	$—	$4,300
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$33,542	$—	$33,542

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Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$11,638	$—	$11,638
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$5,389	$—	$5,389
State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$44,707	$—	$44,707
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$970	$—	$970

Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Swap Contracts	$—	$—	$13,322	$—	$—	$13,322

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$(31,281)	$—	$—	$—	$—	$(31,281)
Swap Contracts	—	—	(10,542)	—	—	(10,542)
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$108,681	$—	$108,681
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$87,693	$—	$87,693
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$59,834	$—	$59,834
State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$538,219	$—	$538,219
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$1,614	$—	$1,614

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$7,166	$—	$—	$—	$—	$7,166
Swap Contracts	—	—	6,338	—	—	6,338
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$33,648	$—	$33,648

138	Notes to Financial Statements

State Street Variable Insurance Series Funds, Inc.
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$25,852	$—	$25,852
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$15,566	$—	$15,566
State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$21,219	$—	$21,219
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$915	$—	$915
6.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Funds. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:
Fund	Average Daily Net Assets of the Fund	Management Fee
State Street Income V.I.S. Fund		0.50%
State Street Premier Growth Equity V.I.S. Fund		0.65%
State Street Real Estate Securities V.I.S. Fund	First $100 million	0.85%
	Next $100 million	0.80%
	Over $200 million	0.75%
State Street Small-Cap Equity V.I.S. Fund		0.95%
State Street S&P 500 Index V.I.S. Fund		0.25%
State Street Total Return V.I.S. Fund		0.35%
State Street U.S. Equity V.I.S. Fund		0.55%
SSGA FM is contractually obligated until April 30, 2027 to waive its management fee and/or reimburse certain expenses for the State Street Income V.I.S. Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to April 30, 2027 except with approval of the Board.
Investor Service Plan — Class 1 and Class 3 Shares For State Street Total Return V.I.S. Fund, the Company adopted an Investor Service Plan (the “Service Plan”) on December 9, 2005 for Class 1 shares and on May 1, 2009 for Class 3 shares of the Fund. The Service Plan was not adopted pursuant to Rule 12b-1 under the 1940 Act. Each Service Plan provides that during any fiscal year, the amount of compensation paid under the Service Plan by the Fund Class 1 or Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Fund attributable to each such share class.
Distribution and Shareholder Service (12b-1) Fees For State Street Total Return V.I.S. Fund, the Company has adopted a Distribution and Service (12b-1) Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of Class 1 and Class 3 shares of the Fund. Under the 12b-1 Plan for Class 1 shares that became effective May 1, 2009, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares. Under the 12b-1 Plan for Class 3 shares, the Company, on behalf of the Fund, may have compensated State Street Global Advisors Funds

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State Street Variable Insurance Series Funds, Inc.
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Distributors, LLC (“SSGA FD”), the distributor of the shares of the Fund, for certain sales services provided by SSGA FD or other broker dealers and investor services provided by SSGA FD or other service providers relating to the Fund’s Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares as an investment option under such variable contracts. The amount of compensation paid under the 12b-1 Plan for Class 3 shares may not exceed 0.25% of the average daily net assets of the Fund attributable to such share class. The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board, including by those Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Investor Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts paid by the Funds to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statements of Operations.
Due to Custodian In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian, who is an affiliate of the Fund.
Other Transactions with Affiliates The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2026 are disclosed in the Schedules of Investments.
7.Sub-Advisory Fees
Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the State Street Small-Cap Equity V.I.S. Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, LP; (ii) Champlain Investment Partners, LLC; (iii) Kennedy Capital Management, LLC; (iv) SouthernSun Asset Management, LLC; and (v) Westfield Capital Management Company, LP. SSGA FM is responsible for allocating the Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the Fund’s cash position, while each sub-adviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board.  For their services, SSGA FM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.
Pursuant to an investment sub-advisory agreement with SSGA FM, CenterSquare Investment Management LLC (“CenterSquare”) is the sub-adviser to the State Street Real Estate Securities V.I.S. Fund. CenterSquare is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of SSGA FM and the Board. For its services, SSGA FM pays CenterSquare monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.
8.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Funds. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

140	Notes to Financial Statements

State Street Variable Insurance Series Funds, Inc.
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
9.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2026 were as follows:
	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
State Street Income V.I.S. Fund	$1,497,719	$1,797,069	$156,888	$255,741
State Street Premier Growth Equity V.I.S. Fund	—	—	4,890,194	9,365,096
State Street Real Estate Securities V.I.S. Fund	—	—	4,275,072	5,711,351
State Street Small-Cap Equity V.I.S. Fund	—	—	5,029,413	6,837,983
State Street S&P 500 Index V.I.S. Fund	—	—	2,321,079	11,661,346
State Street Total Return V.I.S. Fund	—	—	338,465,929	367,913,773
State Street U.S. Equity V.I.S. Fund	—	—	3,520,618	5,086,744
10.Income Taxes
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2025, SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2026, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Income V.I.S. Fund	$9,219,609	$31,313	$559,174	$(527,861)
State Street Premier Growth Equity V.I.S. Fund	16,766,261	17,181,822	469,864	16,711,958
State Street Real Estate Securities V.I.S. Fund	15,293,062	6,127,952	729,553	5,398,399
State Street Small-Cap Equity V.I.S. Fund	18,300,798	6,974,282	1,556,878	5,417,404
State Street S&P 500 Index V.I.S. Fund	41,399,360	173,889,027	4,473,086	169,415,941
State Street Total Return V.I.S. Fund	890,437,360	244,656,846	51,383,354	193,273,492
State Street U.S. Equity V.I.S. Fund	10,426,365	9,437,551	529,027	8,908,524
11.Line of Credit
Certain Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $210 million of a $1.425 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The following Funds are Participants in the credit facility as of June 30, 2026.

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Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
State Street Income V.I.S. Fund
State Street Real Estate Securities V.I.S. Fund
State Street Small-Cap Equity V.I.S. Fund
State Street Total Return V.I.S. Fund
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the
New York Fed Bank Rate and the one-month SOFR Rate.
The Funds had no outstanding loans as of June 30, 2026.
12.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
Interest Rate Risk The risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund’s investments. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk Each Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk Each Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets,

142	Notes to Financial Statements

State Street Variable Insurance Series Funds, Inc.
Notes to Financial Statements, continued — June 30, 2026 (Unaudited)
further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
13.Recent Accounting Pronouncements
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Funds have adopted ASU 2023-09 as of June 30, 2026, with no material impact on the Funds’ financial statements.
14.Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements	143

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract —
June 30, 2026 (Unaudited)
State Street Income V.I.S. Fund
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 1, 2026 and May 13-14, 2026, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Income V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Directors were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal.  Following the April 1, 2026 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•
A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○
Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2025, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○
Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
__________________________________
1 The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.

144

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
○
A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○
Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•
Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•
Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•
Information concerning the allocation of brokerage; and
•
Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•
Reports detailing the financial results and condition of SSGA FM and its affiliates;
•
Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•
Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•
Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•
Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•
A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•
A description of the business continuity and disaster recovery plans of the Adviser; and
•
Information regarding the Adviser’s risk management processes.
Other Relevant Information
•
Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•
Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•
Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•
Responses to a request for information reviewed prior to the April 1, 2026 and May 13-14, 2026 meetings by Independent Counsel, requesting specific information from each of:

145

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
○
SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2025; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2025;
○
State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○
State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•
Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13-14, 2026; and
•
Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees.  At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel.  The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 13-14, 2026, the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2026, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund.  The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board considered the extensive experience and resources committed by the Adviser to the evaluation of the portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.

146

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2025.  For purposes of these comparisons the Independent Directors relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Income V.I.S. Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods.   The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods.  The Board took into account management’s discussion of the Fund’s performance, including the relatively small size of the Fund.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers, which reduced the net management fees retained by the Adviser.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any fee waivers), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable.  In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Income V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses, including the relatively small size of the Fund.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund.  The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to

147

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Director may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

148

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
State Street Premier Growth Equity V.I.S. Fund
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 1, 2026 and May 13-14, 2026, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Premier Growth Equity V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Directors were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal.   Following the April 1, 2026 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•
A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○
Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2025, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○
Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
__________________________________
[1] The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.

149

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
○
A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○
Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•
Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•
Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•
Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•
Information concerning the allocation of brokerage; and
•
Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•
Reports detailing the financial results and condition of SSGA FM and its affiliates;
•
Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•
Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•
Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•
Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•
A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•
A description of the business continuity and disaster recovery plans of the Adviser; and
•
Information regarding the Adviser’s risk management processes.
Other Relevant Information
•
Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•
Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•
Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•
Responses to a request for information reviewed prior to the April 1, 2026 and May 13-14, 2026 meetings by Independent Counsel requesting specific information from each of:

150

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
○
SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2025; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2025;
○
State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○
State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•
Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13-14, 2026; and
•
Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees.  At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel.  The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 13-14, 2026, the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2026, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund.  The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.

151

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2025.  For purposes of these comparisons the Independent Directors relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Premier Growth Equity V.I.S. Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods.  The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable.  Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Premier Growth Equity V.I.S. Fund. The Board considered that the Fund’s actual management fee was equal to the median of its Expense Group and above the median of its Expense Universe.  The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses, including the relatively small size of the Fund.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions.  The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.

152

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Director may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

153

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
State Street Real Estate Securities V.I.S. Fund
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 1, 2026 and May 13-14, 2026, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to State Street Real Estate Securities V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), and the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) by and among SSGA FM, and the Company on behalf of the Fund, and CenterSquare Investment Management LLC (the “Sub-Adviser”).  Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and Sub-Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Directors were separately represented by counsel who are independent of the Adviser and Sub-Adviser (“Independent Counsel”) in connection with their consideration of approval of the Agreements.  In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal.  Following the April 1, 2026 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•
A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○
Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2025, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
__________________________________
[1] The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.

154

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
○
Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○
A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○
Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•
Comparative information concerning fees charged by the Adviser and Sub-Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•
Profitability analyses for (a) the Adviser and Sub-Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•
Descriptions of the investment management services provided by the Adviser and Sub-Adviser, including their investment strategies and processes;
•
Information concerning the allocation of brokerage; and
•
Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser and Sub-Adviser
•
Reports detailing the financial results and condition of SSGA FM and its affiliates, as well as of the Sub-Adviser;
•
Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•
Information relating to compliance with and the administration of the Codes of Ethics adopted by the Adviser and Sub-Adviser;
•
Information about the Adviser’s and the Sub-Adviser’s proxy voting policies and procedures and information regarding the Adviser’s and the Sub-Adviser’s practices for overseeing proxy vendors;
•
Information concerning the resources devoted by the Adviser and Sub-Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•
A description of the adequacy and sophistication of the Adviser’s and Sub-Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•
A description of the business continuity and disaster recovery plans of the Adviser and Sub-Adviser; and
•
Information regarding the Adviser’s and Sub-Adviser’s risk management processes.
Other Relevant Information
•
Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•
Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•
Copies of the Advisory Agreement and Sub-Advisory Agreement and agreements with other service providers of the Fund;

155

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
•
Responses to a request for information reviewed prior to the April 1, 2026 and May 13-14, 2026 meetings by Independent Counsel, requesting specific information from each of:
○
SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2025; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2025;
○
The Sub-Adviser, with respect to its operations relating to the Fund and its approximate profitability from such operations for the calendar year ended December 31, 2025;
○
State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○
State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•
Information from SSGA FM, State Street, the Distributor and the Sub-Adviser with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13-14, 2026; and
•
Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and Sub-Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees.  At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser and Sub-Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel.  The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor.  The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 13-14, 2026, the Board, including a majority of the Independent Directors, voted to approve the continuation of the Agreements effective June 1, 2026, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund.  The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the Adviser’s process used for overseeing the Sub-Adviser.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements

156

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
made to the risk management processes and systems over the past year.  The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
In connection with their consideration of the services provided by the Sub-Adviser, the Board considered the Sub-Adviser’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and quality of the investment sub-advisory services provided by the Sub-Adviser to the Fund.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and the Sub-Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2025.  For purposes of these comparisons the Independent Directors relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Real Estate Securities V.I.S. Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1- and 5-year periods and was above the Benchmark for the 3- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, as well as the fees paid to the Sub-Adviser by the Adviser, which reduced the net management fees retained by the Adviser.  The Board also reviewed (i) the allocation of the total advisory fees between SSGA FM and the Sub-Adviser, and (ii) the services required of SSGA FM to oversee the Sub-Adviser for those services. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser and Sub-Adviser to the fees charged and services provided to other clients of the Adviser and Sub-Adviser, including institutional accounts, as applicable.  The Board also considered that the sub-advisory fees are paid by the Adviser out of its advisory fees it receives from the Fund and are not paid by the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:

157

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
State Street Real Estate Securities V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses, including the relatively small size of the Fund.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser and Sub-Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates and the Sub-Adviser in providing investment advisory and other services to the Fund and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers and the Sub-Adviser in connection with their relationships with the Fund.  The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
The Board also considered that the sub-advisory fee rate under the Sub-Advisory Agreement was negotiated with the Sub-Adviser at arm’s length. In considering the profitability to the Sub-Adviser in connection with its relationship to the Fund, the Directors noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives from the Fund.  For these reasons, the Board concluded that the profitability of the Sub-Adviser from its relationship with the Fund was not material to their deliberations with respect to the consideration of approval of the Sub-Advisory Agreement.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.  The Board noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in the Sub-Adviser’s management of the Fund is not a material factor to the approval of the Sub-Advisory Agreement.
Conclusions
In reaching its decision to approve the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Director may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser and Sub-Adviser possess the capability and resources to perform the duties required of them under the Agreements.
Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement and Sub-Advisory

158

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

159

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
State Street Small-Cap Equity V.I.S. Fund
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 1, 2026 and May 13-14, 2026, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Small-Cap Equity V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), and the sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Agreements”) by and among SSGA FM, and the Company on behalf of the Fund, and each of Champlain Investment Partners, LLC, Kennedy Capital Management, LLC, Palisade Capital Management, LLC, SouthernSun Asset Management, LLC, and Westfield Capital Management Company, L.P. (collectively, the “Sub-Advisers”). Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and Sub-Advisers and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Directors were separately represented by counsel who are independent of the Adviser and Sub-Advisers (“Independent Counsel”) in connection with their consideration of approval of the Agreements. In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal.   Following the April 1, 2026 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. The Independent Directors considered, among other things, the following:
______________________
[1] The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.

160

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
Information about Performance, Expenses and Fees
•
A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○
Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2025, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○
Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○
A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○
Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•
Comparative information concerning fees charged by the Adviser and Sub-Advisers for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•
Profitability analyses for (a) the Adviser and Sub-Advisers with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•
Descriptions of the investment management services provided by the Adviser and Sub-Advisers, including their investment strategies and processes;
•
Information concerning the allocation of brokerage; and
•
Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser and Sub-Advisers
•
Reports detailing the financial results and condition of SSGA FM and its affiliates, as well as of the Sub-Advisers;
•
Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•
Information relating to compliance with and the administration of the Codes of Ethics adopted by the Adviser and Sub-Advisers;
•
Information about the Adviser’s and each Sub-Adviser’s proxy voting policies and procedures and information regarding the Adviser’s and each Sub-Adviser’s practices for overseeing proxy vendors;
•
Information concerning the resources devoted by the Adviser and Sub-Advisers to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•
A description of the adequacy and sophistication of the Adviser’s and Sub-Advisers’ technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•
A description of the business continuity and disaster recovery plans of the Adviser and Sub-Advisers; and
•
Information regarding the Adviser’s and Sub-Advisers’ risk management processes.

161

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
Other Relevant Information
•
Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•
Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•
Copies of the Advisory Agreement and Sub-Advisory Agreements and agreements with other service providers of the Fund;
•
Responses to a request for information reviewed prior to the April 1, 2026 and May 13-14, 2026 meetings by Independent Counsel, requesting specific information from each of:
○
SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2025; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2025;
○
The Sub-Advisers, with respect to their operations relating to the Fund and their approximate profitability from such operations for the calendar year ended December 31, 2025;
○
State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○
State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•
Information from SSGA FM, State Street, the Distributor and the Sub-Advisers with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13-14, 2026; and
•
Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and Sub-Advisers and other service providers of the Fund throughout the year at meetings of the Board and its committees.  At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser and Sub-Advisers relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel.  The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor.  The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 13-14, 2026, the Board, including a majority of the Independent Directors, voted to approve the continuation of the Agreements effective June 1, 2026, for an additional year with respect to the Fund.

162

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
Nature, Extent and Quality of Services
In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Advisers.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund.  The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund.  The Board considered the Adviser’s process used for overseeing the Sub-Advisers. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
In connection with their consideration of the services provided by each of the Sub-Advisers, the Board considered each Sub-Adviser’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and quality of the investment sub-advisory services provided by each Sub-Adviser to the Fund. The Board also considered the Fund’s multi-manager structure and how each Sub-Adviser’s approach to small-cap investing fits within the Fund’s overall strategy.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and each Sub-Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2025. For purposes of these comparisons the Independent Directors relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions.  Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Small-Cap Equity V.I.S. Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance, and concluded that the Fund’s performance is being addressed.

163

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, as well as the fees paid to each of the Sub-Advisers by the Adviser, which reduced the net management fees retained by the Adviser. The Board also reviewed (i) the allocation of the total advisory fees between SSGA FM and each Sub-Adviser, and (ii) the services required of SSGA FM to oversee the Sub-Advisers for those services. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser and Sub-Advisers to the fees charged and services provided to other clients of the Adviser and Sub-Advisers, including institutional accounts, as applicable.  The Board also considered that the sub-advisory fees are paid by the Adviser out of its advisory fees it receives from the Fund and are not paid by the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Small-Cap Equity V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses, including the relatively small size of the Fund.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser and Sub-Advisers, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates and the Sub-Advisers in providing investment advisory and other services to the Fund and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers and the Sub-Advisers in connection with their relationships with the Fund.  The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
The Board also considered that the sub-advisory fee rate under each Sub-Advisory Agreement was negotiated with each Sub-Adviser at arm’s length. In considering the profitability to each Sub-Adviser in connection with its relationship to the Fund, the Directors noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives from the Fund.  For these reasons, the Board concluded that the profitability of each Sub-Adviser from its relationship with the Fund was not material to their deliberations with respect to the consideration of approval of the applicable Sub-Advisory Agreement.

164

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.  The Board noted that the fees under the Sub-Advisory Agreements are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in each Sub-Adviser’s management of the Fund is not a material factor to the approval of the Sub-Advisory Agreements.
Conclusions
In reaching its decision to approve the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Director may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser and Sub-Advisers possess the capability and resources to perform the duties required of them under the respective Agreements.
Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement and Sub-Advisory Agreements are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement and Sub-Advisory Agreements are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

165

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
State Street S&P 500 Index V.I.S. Fund
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 1, 2026 and May 13-14, 2026, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street S&P 500 Index V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Directors were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal.   Following the April 1, 2026 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•
A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○
Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2025, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○
Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
__________________________________
[1] The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.

166

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
○
A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○
Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•
Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•
Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•
Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•
Information concerning the allocation of brokerage; and
•
Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•
Reports detailing the financial results and condition of SSGA FM and its affiliates;
•
Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•
Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•
Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•
Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•
A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•
A description of the business continuity and disaster recovery plans of the Adviser; and
•
Information regarding the Adviser’s risk management processes.
Other Relevant Information
•
Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•
Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•
Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•
Responses to a request for information reviewed prior to the April 1, 2026 and May 13-14, 2026 meetings by Independent Counsel, requesting specific information from each of:

167

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
○
SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2025; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2025;
○
State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○
State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•
Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13-14, 2026; and
•
Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees.  At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel.  The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 13-14, 2026, the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2026, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund.  The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.

168

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2025.  For purposes of these comparisons the Independent Directors relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions.  Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street S&P 500 Index V.I.S. Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods.  The Board also took into account the fact that the Fund is designed to track a designated index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable.  Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street S&P 500 Index V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund.  The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.

169

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Director may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

170

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
State Street Total Return V.I.S. Fund
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 1, 2026 and May 13-14, 2026, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Total Return V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Directors were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal.  Following the April 1, 2026 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•
A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○
Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2025, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○
Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
_________________________________________
[1] The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.

171

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
○
A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○
Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•
Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•
Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•
Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•
Information concerning the allocation of brokerage; and
•
Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•
Reports detailing the financial results and condition of SSGA FM and its affiliates;
•
Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•
Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•
Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•
Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•
A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•
A description of the business continuity and disaster recovery plans of the Adviser; and
•
Information regarding the Adviser’s risk management processes.
Other Relevant Information
•
Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•
Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•
Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•
Responses to a request for information reviewed prior to the April 1, 2026 and May 13-14, 2026 meetings by Independent Counsel, requesting specific information from each of:

172

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
○
SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2025; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2025;
○
State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○
State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•
Information from SSGA FM, State Street, and the Distributor with respect to the Fund,  providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13-14, 2026; and
•
Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees.  At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel.  The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 13-14, 2026, the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2026, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund.  The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.

173

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2025.  For purposes of these comparisons the Independent Directors relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions.  Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Total Return V.I.S. Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1- and 3-year periods and was below the median of its Performance Group for the 5- and 10-year periods.  The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3- and 5-year periods and was below the median of its Performance Universe for the 10-year period. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable.  Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Total Return V.I.S. Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund.  The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to

174

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Director may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

175

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
State Street U.S. Equity V.I.S. Fund
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 1, 2026 and May 13-14, 2026, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street U.S. Equity V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Directors were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement.  In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal.  Following the April 1, 2026 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•
A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○
Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2025, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○
Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
_________________________________________
[1] The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.

176

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
○
A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○
Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•
Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•
Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•
Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•
Information concerning the allocation of brokerage; and
•
Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•
Reports detailing the financial results and condition of SSGA FM and its affiliates;
•
Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•
Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•
Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•
Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•
A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•
A description of the business continuity and disaster recovery plans of the Adviser; and
•
Information regarding the Adviser’s risk management processes.
Other Relevant Information
•
Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•
Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•
Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•
Responses to a request for information reviewed prior to the April 1, 2026 and May 13-14, 2026 meetings by Independent Counsel, requesting specific information from each of:

177

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
○
SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2025; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2025;
○
State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○
State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•
Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13-14, 2026; and
•
Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees.  At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel.  The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 13-14, 2026, the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2026, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund.  The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.

178

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2025.  For purposes of these comparisons the Independent Directors relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions.    Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street U.S. Equity V.I.S. Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1- and 5-year periods and was below the medians of its Performance Group and Performance Universe for the 3- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable.  Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street U.S. Equity V.I.S. Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe.  The Board considered management’s discussion of the Fund’s expenses, including the relatively small size of the Fund.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions.  The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex.

179

State Street Variable Insurance Series Funds, Inc.
Statement Regarding Basis for Approval of Investment Advisory Contract,
continued — June 30, 2026 (Unaudited)
The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Director may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

180

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable to this filing.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the Registrant.

(a)(3) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4) Not applicable to the Registrant.

(a)(5) Not applicable.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101) Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date: September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date: September 3, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date: September 3, 2026